Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.7%)
	Commonwealth Bank of Australia	22,220,934	1,481,909
[1]	BHP Group Ltd.	38,338,285	1,229,531
	CSL Ltd.	6,216,661	1,151,591
*	BHP Group Ltd.	27,076,249	854,656
	National Australia Bank Ltd.	42,915,105	828,067
	Australia & New Zealand Banking Group Ltd.	37,015,639	699,553
	Westpac Banking Corp.	47,721,029	688,277
	Macquarie Group Ltd.	4,435,445	579,764
	Wesfarmers Ltd.	14,735,464	549,817
	Goodman Group	23,865,477	394,060
	Rio Tinto Ltd.	4,829,003	383,933
	Woolworths Group Ltd.	15,733,321	383,806
	Transurban Group	39,583,039	349,686
	Fortescue Metals Group Ltd.	20,701,643	290,695
	Aristocrat Leisure Ltd.	8,597,422	249,220
	Amcor plc	20,055,147	240,312
	Woodside Petroleum Ltd.	12,536,730	224,019
	Santos Ltd.	40,081,742	204,166
	James Hardie Industries plc	5,804,182	195,341
	Coles Group Ltd.	16,488,965	189,437
	Sonic Healthcare Ltd.	6,229,583	167,765
	South32 Ltd.	60,862,066	167,450
	Newcrest Mining Ltd.	10,556,914	163,752
	QBE Insurance Group Ltd.	19,262,455	152,937
	Telstra Corp. Ltd.	54,301,843	150,955
	ASX Ltd.	2,529,808	150,039
	Scentre Group	67,987,166	141,151
	Suncorp Group Ltd.	16,792,488	131,887
*	Xero Ltd.	1,622,909	131,464
	Brambles Ltd.	18,702,958	128,490
	Cochlear Ltd.	838,378	114,969
*	Sydney Airport	17,070,832	104,919
	APA Group	15,415,955	104,549
	Dexus	14,283,505	103,983
	Ramsay Health Care Ltd.	2,286,420	102,011
	Insurance Australia Group Ltd.	32,233,549	97,228
	Computershare Ltd.	7,011,279	97,188
	Mirvac Group	51,967,774	96,305
	Tabcorp Holdings Ltd.	27,215,724	95,625

		Shares	Market Value ($000)
	SEEK Ltd.	4,553,793	94,369
	Origin Energy Ltd.	23,041,893	92,202
	GPT Group	25,697,152	91,062
	Stockland	31,510,759	90,828
	Northern Star Resources Ltd.	14,841,584	88,455
	BlueScope Steel Ltd.	6,509,655	85,321
	Medibank Pvt Ltd.	36,277,063	79,493
*	Pilbara Minerals Ltd.	34,162,297	79,034
*	Lynas Rare Earths Ltd.	11,739,444	75,826
	Endeavour Group Ltd.	16,577,600	74,046
	OZ Minerals Ltd.	4,255,512	73,821
	Charter Hall Group	6,094,977	73,005
	Mineral Resources Ltd.	1,802,132	71,618
	Treasury Wine Estates Ltd.	9,468,436	71,167
	IGO Ltd.	8,059,621	68,193
	REA Group Ltd.	653,412	67,691
[1]	Washington H Soul Pattinson & Co. Ltd.	3,457,361	67,121
	Ampol Ltd.	3,153,789	66,807
	Lendlease Corp. Ltd.	9,006,318	63,734
	Incitec Pivot Ltd.	25,187,598	58,976
	Domino's Pizza Enterprises Ltd.	794,968	58,639
	Vicinity Centres	50,143,405	58,132
	Atlas Arteria Ltd.	12,476,045	57,913
	Aurizon Holdings Ltd.	23,076,381	57,734
	Evolution Mining Ltd.	22,445,714	56,393
	carsales.com Ltd.	3,485,778	55,136
	Reece Ltd.	3,465,792	53,506
	ALS Ltd.	6,296,622	52,859
	Orica Ltd.	5,318,736	52,696
*	Allkem Ltd.	7,577,699	49,343
	IDP Education Ltd.	2,359,750	49,324
	JB Hi-Fi Ltd.	1,477,516	48,343
	Bank of Queensland Ltd.	8,365,588	45,507
*	NEXTDC Ltd.	5,886,982	45,171
	AusNet Services Ltd.	24,272,294	44,663
	Alumina Ltd.	33,032,911	44,637
	Bendigo & Adelaide Bank Ltd.	7,130,131	43,550
	AGL Energy Ltd.	8,265,284	41,744
	Iluka Resources Ltd.	5,549,583	41,266
	AddLife AB Class B	1,416,480	40,753
	Steadfast Group Ltd.	12,299,035	40,473
	Worley Ltd.	4,880,339	40,212
	Qube Holdings Ltd.	19,247,256	39,720
*	Crown Resorts Ltd.	4,573,111	39,402
	Reliance Worldwide Corp. Ltd.	10,403,957	38,422
	Breville Group Ltd.	1,803,454	36,730
	Cleanaway Waste Management Ltd.	17,773,622	36,283
	Altium Ltd.	1,418,780	36,270
	Metcash Ltd.	12,812,933	35,959
	Challenger Ltd.	8,766,199	35,809
	WiseTech Global Ltd.	1,095,296	35,673
	Downer EDI Ltd.	9,169,579	35,470
	Nine Entertainment Co. Holdings Ltd.	18,998,936	35,457
*	Qantas Airways Ltd.	9,702,094	33,207
	Ansell Ltd.	1,678,747	31,916
	ARB Corp. Ltd.	885,504	29,176
	Seven Group Holdings Ltd.	1,865,511	28,848
	Orora Ltd.	11,679,091	28,756

		Shares	Market Value ($000)
	Shopping Centres Australasia Property Group	14,035,424	28,041
	Harvey Norman Holdings Ltd.	7,869,614	27,428
*	Star Entertainment Grp Ltd.	11,140,922	27,214
*	Champion Iron Ltd.	5,875,601	27,145
	nib holdings Ltd.	6,010,071	26,517
*	AMP Ltd.	42,525,511	26,507
*	Uniti Group Ltd.	8,589,306	25,656
	CSR Ltd.	6,405,750	25,518
	National Storage REIT	14,443,522	25,320
	Link Administration Holdings Ltd.	6,432,925	24,658
	Sandfire Resources Ltd.	5,123,761	24,622
	Beach Energy Ltd.	23,178,650	24,484
	Healius Ltd.	7,679,557	24,310
	Charter Hall Long Wale REIT	6,973,786	23,856
[1]	Magellan Financial Group Ltd.	1,789,937	23,817
	Eagers Automotive Ltd.	2,562,057	23,337
	Premier Investments Ltd.	1,093,134	22,429
*	Chalice Mining Ltd.	4,023,362	22,297
*	Boral Ltd.	5,326,724	22,202
	Bapcor Ltd.	4,410,168	22,098
	Sims Ltd.	2,163,781	22,030
*,1	Flight Centre Travel Group Ltd.	1,845,575	21,893
*	Whitehaven Coal Ltd.	11,059,036	21,174
*	Corporate Travel Management Ltd.	1,414,809	21,097
	Insignia Financial Ltd.	8,216,616	20,606
	TPG Telecom Ltd.	4,825,852	20,261
	IRESS Ltd.	2,486,814	20,118
	Ingenia Communities Group	5,031,532	19,677
*	Liontown Resources Ltd.	19,139,355	19,384
	Centuria Capital Group	8,891,046	18,894
	Credit Corp. Group Ltd.	781,738	18,862
	Waypoint REIT Ltd.	9,622,204	18,483
	Super Retail Group Ltd.	2,223,892	18,393
[1]	Pro Medicus Ltd.	567,930	18,341
	BWP Trust	6,488,329	18,300
	Charter Hall Retail REIT	6,382,665	18,213
	Perpetual Ltd.	763,606	17,847
[2]	Viva Energy Group Ltd.	11,403,845	17,385
	Deterra Royalties Ltd.	5,621,243	17,149
	Pendal Group Ltd.	4,918,879	16,894
*,1	Webjet Ltd.	4,792,432	16,777
*	Megaport Ltd.	1,724,775	16,592
*	Perseus Mining Ltd.	15,848,266	16,565
	Elders Ltd.	2,132,145	16,487
	Nickel Mines Ltd.	15,975,340	16,408
	Centuria Industrial REIT	6,056,751	16,377
	GrainCorp Ltd. Class A	3,121,121	16,123
*,1	Imugene Ltd.	69,159,703	15,451
	InvoCare Ltd.	1,943,147	15,430
	Technology One Ltd.	2,017,079	15,090
	AUB Group Ltd.	897,014	14,813
*	Paladin Energy Ltd.	28,243,911	14,728
	Bega Cheese Ltd.	4,048,795	14,661
[1]	CIMIC Group Ltd.	1,253,673	14,646
	GUD Holdings Ltd.	1,668,240	14,595
	Lifestyle Communities Ltd.	1,207,839	14,477
	Abacus Property Group	5,859,314	14,319
*	De Grey Mining Ltd.	17,228,548	13,959

		Shares	Market Value ($000)
*,1	Zip Co. Ltd.	6,021,865	13,863
	Nufarm Ltd.	4,163,071	13,221
	IPH Ltd.	2,273,473	13,192
	Arena REIT	3,957,477	13,191
*	EVENT Hospitality & Entertainment Ltd.	1,368,868	13,079
	Adbri Ltd.	6,145,892	12,811
	Brickworks Ltd.	792,873	12,743
	Cromwell Property Group	21,028,021	12,545
	Aventus Group	5,368,559	12,298
	HUB24 Ltd.	626,658	12,211
	Netwealth Group Ltd.	1,125,671	12,192
	Collins Foods Ltd.	1,447,205	12,072
*	ioneer Ltd.	25,169,699	11,865
	Costa Group Holdings Ltd.	5,916,493	11,703
*	Nanosonics Ltd.	3,152,669	11,459
*	Silver Lake Resources Ltd.	10,817,045	11,391
*,2	Life360 Inc.	1,925,910	11,299
	Blackmores Ltd.	194,190	11,278
	Regis Resources Ltd.	9,042,321	10,999
	Rural Funds Group	5,419,585	10,969
	Charter Hall Social Infrastructure REIT	4,007,938	10,920
	United Malt Grp Ltd.	3,659,099	10,807
	Gold Road Resources Ltd.	11,179,981	10,644
	Codan Ltd.	1,630,075	10,498
	Imdex Ltd.	4,947,302	10,350
*	Western Areas Ltd.	4,194,761	10,324
	Ramelius Resources Ltd.	10,621,427	10,180
*,1	PointsBet Holdings Ltd.	2,888,110	10,121
	Growthpoint Properties Australia Ltd.	3,538,141	9,887
	Domain Holdings Australia Ltd.	2,924,866	9,830
*	West African Resources Ltd.	12,252,518	9,715
	Appen Ltd.	1,402,057	9,679
	Australian Ethical Investment Ltd.	1,437,942	9,484
	Genworth Mortgage Insurance Australia Ltd.	5,460,666	9,440
*	Telix Pharmaceuticals Ltd.	1,949,997	9,423
	Pinnacle Investment Management Group Ltd.	1,163,022	9,388
*,2	Coronado Global Resources Inc.	9,654,732	9,379
	Johns Lyng Group Ltd.	1,674,820	9,164
*	G8 Education Ltd.	11,109,824	8,753
	Lovisa Holdings Ltd.	691,994	8,727
*	Karoon Energy Ltd.	6,361,768	8,717
*,1	Capricorn Metals Ltd.	3,869,879	8,688
	Centuria Office REIT	5,665,062	8,677
	Clinuvel Pharmaceuticals Ltd.	526,978	8,614
	Jumbo Interactive Ltd.	665,324	8,462
*	EML Payments Ltd.	3,951,519	8,414
*,1	Temple & Webster Group Ltd.	1,376,140	8,358
	Platinum Asset Management Ltd.	4,752,533	8,355
	Kelsian Group Ltd.	1,671,715	8,344
	Hansen Technologies Ltd.	2,365,705	8,208
	St. Barbara Ltd.	9,326,754	8,172
	Home Consortium Ltd.	1,753,690	8,135
	Data#3 Ltd.	2,067,938	8,105
*,1	Australian Strategic Materials Ltd.	1,333,510	7,958
*,1	Vulcan Energy Resources Ltd.	1,139,248	7,585
[1]	Monadelphous Group Ltd.	1,168,327	7,442
*,1	Syrah Resources Ltd.	6,282,193	7,421
	Tassal Group Ltd.	2,961,787	7,396

		Shares	Market Value ($000)
*	oOh!media Ltd.	6,436,532	7,381
*	Omni Bridgeway Ltd.	3,155,502	7,298
*,1	PolyNovo Ltd.	7,738,660	7,227
	Irongate Group (XJSE)	5,391,707	6,995
	GWA Group Ltd.	3,823,623	6,857
*,1	Tyro Payments Ltd.	4,245,158	6,812
	Senex Energy Ltd.	2,059,281	6,723
	Inghams Group Ltd.	2,878,106	6,700
*,1	City Chic Collective Ltd.	1,840,023	6,470
	Hotel Property Investments	2,618,924	6,414
	NRW Holdings Ltd.	5,604,235	6,333
	Accent Group Ltd.	4,354,031	6,264
	Oceania Healthcare Ltd.	7,883,689	6,147
*	Bellevue Gold Ltd.	11,074,930	6,119
*,1	Mesoblast Ltd.	7,489,090	6,018
*	Eclipx Group Ltd.	4,017,099	6,000
	SmartGroup Corp. Ltd.	1,176,189	5,978
	Infomedia Ltd.	5,551,610	5,909
	Austal Ltd.	4,128,060	5,888
	Dexus Industria REIT	2,641,476	5,843
[1]	Dicker Data Ltd.	640,188	5,799
	Integral Diagnostics Ltd.	1,943,723	5,695
*	Australian Agricultural Co. Ltd.	5,481,396	5,626
	Australian Pharmaceutical Industries Ltd.	5,215,222	5,613
	McMillan Shakespeare Ltd.	695,582	5,547
[1]	New Hope Corp. Ltd.	3,407,630	5,489
	Westgold Resources Ltd.	4,170,348	5,405
*	Nearmap Ltd.	5,580,518	5,352
	Select Harvests Ltd.	1,387,596	5,327
	GDI Property Group	7,195,157	5,256
*	Seven West Media Ltd.	11,515,523	5,112
	Perenti Global Ltd.	9,028,397	4,945
	Bravura Solutions Ltd.	3,147,480	4,828
	MyState Ltd.	1,317,248	4,641
[1]	HomeCo Daily Needs REIT	4,788,574	4,624
*,1	Dubber Corp. Ltd.	3,548,759	4,504
	Sigma Healthcare Ltd.	13,072,071	4,174
[1]	Kogan.com Ltd.	929,161	4,103
*	Fineos Corp. Ltd.	1,613,490	4,078
[1]	Emeco Holdings Ltd.	6,362,373	4,043
*,1	Audinate Group Ltd.	711,138	4,041
	Estia Health Ltd.	2,775,323	4,013
*	Aurelia Metals Ltd.	13,380,326	4,004
*,1	Andromeda Metals Ltd.	29,388,109	4,004
*,1	Betmakers Technology Group Ltd.	8,876,644	3,961
*	Superloop Ltd.	5,149,544	3,894
	Pact Group Holdings Ltd.	2,350,633	3,885
	Virtus Health Ltd.	755,196	3,876
*	PEXA Group Ltd.	294,942	3,873
*	Cooper Energy Ltd.	18,124,774	3,862
	Money3 Corp. Ltd.	1,780,497	3,831
	Southern Cross Media Group Ltd.	2,840,094	3,799
*	OFX Group Ltd.	2,274,817	3,721
	Baby Bunting Group Ltd.	990,474	3,576
*	Mayne Pharma Group Ltd.	19,671,543	3,490
*	Starpharma Holdings Ltd. Class A	4,492,557	3,462
	BWX Ltd.	1,398,353	3,363
*,1	Carnarvon Energy Ltd.	17,444,990	3,287

		Shares	Market Value ($000)
	Service Stream Ltd.	5,817,701	3,225
*,1	Opthea Ltd.	3,978,449	3,225
	Australian Finance Group Ltd.	2,043,871	3,201
*,1	Redbubble Ltd.	2,502,022	3,186
*,1	Humm Group Ltd.	5,286,874	3,126
*,1	Alkane Resources Ltd.	5,201,385	3,040
*	Resolute Mining Ltd.	14,802,173	3,005
*	PPK Group Ltd.	583,267	2,969
*	Myer Holdings Ltd.	8,960,458	2,796
*	29Metals Ltd.	1,465,696	2,745
	Jupiter Mines Ltd.	16,890,639	2,638
	Cedar Woods Properties Ltd.	718,939	2,623
*,1	Nuix Ltd.	2,469,495	2,613
[1]	Mount Gibson Iron Ltd.	8,683,403	2,594
	SG Fleet Group Ltd.	1,501,305	2,527
*,1	Paradigm Biopharmaceuticals Ltd.	2,321,914	2,406
	Macmahon Holdings Ltd.	18,834,785	2,404
*,1	AMA Group Ltd.	7,660,914	2,351
*,1	Electro Optic Systems Holdings Ltd.	1,514,665	2,239
*,1	Bubs Australia Ltd.	6,532,654	2,186
[1]	Regis Healthcare Ltd.	1,637,087	2,042
	MACA Ltd.	3,495,010	1,778
	Navigator Global Investments Ltd.	1,314,925	1,503
*,1	New Century Resources Ltd.	870,806	1,292
*	Dacian Gold Ltd.	10,202,041	1,274
	Newcrest Mining Ltd. ADR	80,844	1,254
*,1	Marley Spoon AG	2,644,943	1,212
	Irongate Group (XASX)	682,008	893
*,1	Minerals 260 Ltd.	1,281,299	532
*	Falcon Metals Ltd.	1,326,091	403
	Vita Group Ltd.	1,468,087	354
	Sims Ltd. ADR	57	1
			18,851,584
Austria (0.2%)
	Erste Group Bank AG	4,019,245	187,862
	OMV AG	1,860,558	113,874
	Verbund AG	860,532	91,139
*,2	BAWAG Group AG	942,402	56,558
	Wienerberger AG	1,502,743	54,410
	voestalpine AG	1,508,025	50,134
	ANDRITZ AG	915,617	48,714
	Raiffeisen Bank International AG	1,713,569	48,164
*,1	IMMOFINANZ AG	1,127,257	29,243
*	Lenzing AG	177,176	21,748
	Oesterreichische Post AG	458,103	19,228
	CA Immobilien Anlagen AG	526,758	19,222
	Mayr Melnhof Karton AG	98,493	19,162
	S IMMO AG	714,959	18,323
	AT&S Austria Technologie & Systemtechnik AG	319,919	14,901
	UNIQA Insurance Group AG	1,534,874	14,227
*	Telekom Austria AG Class A	1,566,229	13,548
	Vienna Insurance Group AG Wiener Versicherung Gruppe	457,505	13,400
*	EVN AG	341,040	10,039
*,1	DO & CO AG	75,721	7,805
	Strabag SE	166,413	7,163
*	Schoeller-Bleckmann Oilfield Equipment AG	162,696	6,860
	Palfinger AG	109,698	3,749
*	Flughafen Wien AG	101,520	3,243

		Shares	Market Value ($000)
*,1	Porr AG	166,706	2,359
	Agrana Beteiligungs AG	100,025	1,944
*,3	CA Immobilien Anlagen AG Rights Exp. 3/30/22	931,178	—
			877,019
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	10,877,034	685,700
	KBC Group NV	3,574,440	310,867
*	Argenx SE	663,081	177,435
	UCB SA	1,571,316	156,354
	Groupe Bruxelles Lambert SA	1,329,790	142,690
	Ageas SA/NV	2,322,852	111,809
	Solvay SA	905,077	109,052
	Umicore SA	2,665,505	100,904
	Warehouses De Pauw CVA	1,852,080	79,679
	Sofina SA	199,445	79,409
	Elia Group SA/NV	462,721	62,442
	Cofinimmo SA	397,588	58,652
	Aedifica SA	471,532	56,713
	Ackermans & van Haaren NV	291,209	56,211
	D'ieteren Group	297,382	51,814
	Proximus SADP	1,838,404	37,541
	Melexis NV	268,283	28,130
	VGP NV	98,742	27,980
	Etablissements Franz Colruyt NV	666,688	27,081
	Telenet Group Holding NV	600,573	23,055
	Bekaert SA	469,597	21,863
	KBC Ancora	450,920	21,728
	Euronav NV	2,624,183	21,619
	Montea NV	156,205	21,607
	Barco NV	926,300	19,129
	Shurgard Self Storage SA	313,316	18,061
	Fagron	843,700	14,503
	Gimv NV	214,133	13,053
*	Tessenderlo Group SA	323,251	12,592
	Cie d'Entreprises CFE	84,495	11,446
	Xior Student Housing NV	193,076	10,569
*	Kinepolis Group NV	163,247	9,886
*	bpost SA	1,315,139	9,708
*	AGFA-Gevaert NV	2,172,526	9,218
	Befimmo SA	230,067	8,626
	Retail Estates NV	101,732	8,194
*,1	Ontex Group NV	1,035,364	7,582
	Econocom Group SA/NV	1,585,765	6,342
	Orange Belgium SA	249,958	5,428
*,1	Mithra Pharmaceuticals SA	219,562	4,981
	Van de Velde NV	61,621	2,284
	Wereldhave Belgium Comm VA	16,921	990
			2,642,927
Brazil (1.6%)
	Vale SA	53,412,467	813,443
	UBS Group AG (Registered)	42,262,363	783,948
	Petroleo Brasileiro SA Preference Shares	72,678,000	442,766
	Petroleo Brasileiro SA	47,717,363	316,942
*	Itau Unibanco Holding SA Preference Shares	62,198,589	296,697
	Banco Bradesco SA Preference Shares	59,320,200	254,703
	B3 SA - Brasil Bolsa Balcao	79,698,931	219,431
	Ambev SA	54,606,378	153,944

		Shares	Market Value ($000)
	Itausa SA Preference Shares	61,990,924	118,960
	WEG SA	19,411,634	117,564
	Suzano SA	9,451,804	105,374
	Notre Dame Intermedica Participacoes SA	6,800,376	91,182
	Localiza Rent a Car SA	7,686,377	84,824
	JBS SA	11,968,553	79,090
	Banco Bradesco SA	19,788,766	70,061
	Cosan SA	15,528,961	69,513
	Banco do Brasil SA	11,184,398	68,790
	Lojas Renner SA	12,704,684	67,279
	Gerdau SA Preference Shares	12,683,014	66,495
	Vibra Energia SA	15,060,192	64,948
	Raia Drogasil SA	14,010,290	61,106
*	Banco BTG Pactual SA	12,323,340	56,092
*	Natura & Co. Holding SA	12,529,550	53,562
[2]	Rede D'Or Sao Luiz SA	6,240,235	52,083
	Centrais Eletricas Brasileiras SA	7,743,798	51,464
*	Magazine Luiza SA	39,005,436	51,419
	Equatorial Energia SA	11,794,435	50,997
*	Americanas SA	8,308,532	49,616
	Klabin SA	10,357,823	48,531
*	Rumo SA	16,103,533	47,370
	Telefonica Brasil SA	5,032,226	47,080
[2]	Hapvida Participacoes e Investimentos SA	16,729,853	39,886
	BB Seguridade Participacoes SA	8,979,060	39,128
*	Petro Rio SA	8,674,980	39,077
	CCR SA	14,356,127	35,146
	Ultrapar Participacoes SA	11,491,535	32,699
*	Eneva SA	12,673,628	31,528
	TOTVS SA	5,705,755	31,236
	Cia Energetica de Minas Gerais Preference Shares	12,375,443	30,600
*	Hypera SA	5,214,928	30,552
	Cia Siderurgica Nacional SA	6,308,133	30,340
	Banco Santander Brasil SA	4,873,107	30,165
*	BRF SA	6,911,970	29,066
*	Embraer SA	7,362,839	28,161
	Energisa SA	3,158,298	25,962
*	Sul America SA	5,309,962	25,399
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,545,661	24,946
*,2	Banco Inter SA Preference Shares	14,832,692	24,246
*	TIM SA	9,256,512	23,132
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,618,295	22,912
*	Cia de Locacao das Americas	4,399,217	21,731
	Transmissora Alianca de Energia Eletrica SA	3,011,175	21,645
	Cia Paranaense de Energia Preference Shares	14,987,410	20,265
*	BR Malls Participacoes SA	10,850,692	19,678
	Marfrig Global Foods SA	4,603,584	19,489
*	Azul SA Preference Shares	3,507,355	19,293
	Itau Unibanco Holding SA ADR	4,047,267	19,103
	Centrais Eletricas Brasileiras SA Preference Shares	2,941,328	19,099
	Metalurgica Gerdau SA Preference Shares	8,742,718	19,049
	Sendas Distribuidora SA	8,029,025	18,946
	Braskem SA Preference Shares Class A	2,009,383	18,606
	Engie Brasil Energia SA	2,397,933	18,379
	Bradespar SA Preference Shares	3,590,113	18,140
*	Via SA	19,986,051	17,765
*	Raizen SA Preference Shares	14,541,004	17,580

		Shares	Market Value ($000)
[2]	GPS Participacoes e Empreendimentos SA	5,136,400	16,541
	YDUQS Participacoes SA	3,928,720	16,358
*	Grupo De Moda Soma SA	5,717,557	15,613
	EDP - Energias do Brasil SA	3,732,729	15,071
	Sao Martinho SA	2,169,017	15,007
*	Multiplan Empreendimentos Imobiliarios SA	3,647,838	14,770
*,1	BRF SA ADR	3,505,357	14,687
	CPFL Energia SA	2,486,600	13,547
*	Cia de Saneamento do Parana	3,316,539	12,591
	CSHG Logistica FI Imobiliario	381,017	12,238
	Fleury SA	3,152,976	12,006
	Kinea Indice de Precos FII	603,816	11,849
	Alpargatas SA Preference Shares	2,155,250	11,803
	Santos Brasil Participacoes SA	8,967,647	11,788
	SLC Agricola SA	1,340,525	11,608
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	11,553
	Dexco SA	4,080,926	11,489
	Atacadao SA	3,607,265	11,324
	Pet Center Comercio e Participacoes SA	3,333,922	11,182
*	Cogna Educacao	22,825,185	11,090
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,295,254	10,847
	Unipar Carbocloro SA Preference Shares Class B	609,958	10,786
	Light SA	4,793,421	10,480
	Arezzo Industria e Comercio SA	677,127	10,430
	Cia Energetica de Sao Paulo Preference Shares Class B	2,352,860	10,320
*,2	Locaweb Servicos de Internet SA	5,426,305	9,912
	MRV Engenharia e Participacoes SA	3,897,840	9,843
	Neoenergia SA	3,171,100	9,818
	Porto Seguro SA	2,596,158	9,695
	Cia Siderurgica Nacional SA ADR	1,985,611	9,471
	CSN Mineracao SA	7,192,900	9,455
	Qualicorp Consultoria e Corretora de Seguros SA	2,518,845	8,728
*	Embraer SA ADR	564,118	8,659
	Odontoprev SA	3,659,671	8,601
	Caixa Seguridade Participacoes SA	5,035,700	8,535
	Omega Energia SA	3,831,070	8,355
	Banco Pan SA Preference Shares	3,805,400	7,833
	Alupar Investimento SA	1,627,451	7,797
*	M Dias Branco SA	1,767,892	7,701
	Grendene SA	4,486,376	7,663
[1]	Telefonica Brasil SA ADR	786,608	7,378
[1]	Cia Energetica de Minas Gerais ADR	2,791,278	7,034
*	Infracommerce CXAAS SA	2,283,200	7,009
*	CVC Brasil Operadora e Agencia de Viagens SA	2,556,501	6,962
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	966,825	6,835
*	Anima Holding SA	4,099,155	6,816
	Gerdau SA ADR	1,292,880	6,762
	Cia Brasileira de Distribuicao	1,579,885	6,733
	Aliansce Sonae Shopping Centers SA	1,576,900	6,732
	Cia de Saneamento de Minas Gerais-COPASA	2,698,903	6,684
*	Itau Unibanco Holding SA	1,571,305	6,537
	Minerva SA	3,588,643	6,447
	Vivara Participacoes SA	1,296,900	6,423
*	Grupo Mateus SA	5,566,780	6,405
	Kinea Rendimentos Imobiliarios FII	329,687	6,322
*	Iguatemi SA	1,647,215	6,204
	SIMPAR SA	2,965,800	6,183
*	Grupo SBF SA	1,272,541	6,171

		Shares	Market Value ($000)
	Cielo SA	14,002,657	6,065
	Ambev SA ADR	2,081,277	5,890
[1]	Sendas Distribuidora SA ADR	487,432	5,825
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,474,716	5,723
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,690
	Cia Paranaense de Energia ADR	863,702	5,666
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	902,560	5,320
	Randon SA Implementos e Participacoes Preference Shares	2,333,111	5,290
	Kinea Renda Imobiliaria FII	200,000	5,028
	Ez Tec Empreendimentos e Participacoes SA	1,247,002	5,021
	Cia Energetica de Minas Gerais	1,425,852	5,000
*	Marcopolo SA Preference Shares	7,754,928	4,995
*	Iochpe Maxion SA	1,743,071	4,947
*	Cia Brasileira de Aluminio	1,498,700	4,894
	AES Brasil Energia SA	2,188,821	4,868
	JHSF Participacoes SA	3,991,100	4,833
*,1	Gol Linhas Aereas Inteligentes SA ADR	670,617	4,688
	Ambipar Participacoes e Empreendimentos SA	616,729	4,586
*	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	495,700	4,336
*	EcoRodovias Infraestrutura e Logistica SA	2,869,871	4,280
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,204,555	4,149
[1]	Braskem SA ADR	216,069	4,077
	Centrais Eletricas Brasileiras SA ADR	613,733	4,063
	Petroleo Brasileiro SA ADR	332,484	4,036
	Lojas Quero Quero SA	2,073,000	3,959
*	Blau Farmaceutica SA	513,900	3,579
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,015,885	3,538
*	Smartfit Escola de Ginastica e Danca SA	1,032,700	3,366
*	Tupy SA	852,960	3,352
*	TIM SA ADR	265,459	3,313
[2]	Meliuz SA	5,998,853	3,287
	Banco Bradesco SA ADR	762,829	3,273
*	Hidrovias do Brasil SA	5,573,000	3,264
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	499,783	3,254
	Construtora Tenda SA	1,071,083	3,229
	BR Properties SA	2,243,487	3,059
*	Guararapes Confeccoes SA	1,255,924	3,013
	Mahle-Metal Leve SA	477,564	2,939
*	Multilaser Industrial SA	1,989,500	2,881
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,353,000	2,858
*	CM Hospitalar SA	844,100	2,822
	Enauta Participacoes SA	962,369	2,766
*	Camil Alimentos SA	1,591,226	2,679
	Armac Locacao Logistica E Servicos SA	640,300	2,588
*	Sequoia Logistica e Transportes SA	895,040	2,572
	Direcional Engenharia SA	985,936	2,553
*	Petroreconcavo SA	644,900	2,478
*	Banco Inter SA	504,582	2,469
*	Hospital Mater Dei SA	810,600	2,426
*	Instituto Hermes Pardini SA	539,742	2,336
	Even Construtora e Incorporadora SA	1,661,674	2,319
	LOG Commercial Properties e Participacoes SA	397,956	2,119
*	C&A Modas Ltda	1,705,500	2,113
	Boa Vista Servicos SA	1,960,500	2,086
[1]	Cia Brasileira de Distribuicao ADR	487,432	2,072
	MPM Corporeos SA	1,674,700	2,015
[2]	Ser Educacional SA	862,162	1,879
*	Oncoclinicas do Brasil Servicos Medicos SA	848,500	1,734

		Shares	Market Value ($000)
	Cia Paranaense de Energia	1,228,640	1,469
	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,439
	Iguatemi SA	2,092,000	1,328
	Usinas Siderurgicas de Minas Gerais SA Usiminas	346,700	955
	Vale SA Class B ADR	50,406	765
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,218,276	753
	Banco Santander Brasil SA ADR	44,588	280
*	Banco Inter SA Ordinary Shares	106,178	171
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	2,450	3
			6,505,527
Canada (7.2%)
[1]	Royal Bank of Canada	18,487,657	2,107,868
[1]	Toronto-Dominion Bank	23,618,873	1,891,702
*	Shopify Inc. Class A (XTSE)	1,439,192	1,389,149
	Bank of Nova Scotia	15,734,139	1,133,318
	Enbridge Inc.	26,270,400	1,110,625
	Brookfield Asset Management Inc. Class A	17,309,716	953,216
[1]	Bank of Montreal	8,396,995	950,446
	Canadian National Railway Co.	7,690,335	937,312
	Canadian Pacific Railway Ltd.	12,047,909	861,926
	Canadian Natural Resources Ltd.	15,091,031	767,640
	Canadian Imperial Bank of Commerce	5,682,118	713,511
	TC Energy Corp.	12,708,573	656,249
	Suncor Energy Inc.	18,944,399	541,290
	Manulife Financial Corp.	25,219,543	525,163
	Nutrien Ltd.	7,408,649	517,437
	Sun Life Financial Inc.	7,573,489	428,915
	Constellation Software Inc.	247,167	425,705
	Waste Connections Inc.	3,397,734	423,584
	Alimentation Couche-Tard Inc.	10,292,150	415,119
	National Bank of Canada	4,363,280	349,090
	Franco-Nevada Corp.	2,469,448	326,508
	Magna International Inc.	3,645,213	293,676
	Fortis Inc.	6,082,716	288,931
	Intact Financial Corp.	1,850,855	250,775
	Barrick Gold Corp. (XTSE)	12,981,517	248,468
*	CGI Inc.	2,829,639	241,593
	Cenovus Energy Inc.	16,372,943	238,159
	Wheaton Precious Metals Corp.	5,846,649	235,724
	Rogers Communications Inc. Class B	4,547,905	230,660
	Thomson Reuters Corp.	2,148,565	230,652
[1]	Pembina Pipeline Corp.	7,139,572	226,687
	Power Corp. of Canada	7,020,030	225,653
	Restaurant Brands International Inc.	3,932,362	219,951
	WSP Global Inc.	1,520,302	202,723
	BCE Inc.	3,874,401	202,384
	Dollarama Inc.	3,758,515	193,935
	Teck Resources Ltd. Class B	6,010,199	185,628
	First Quantum Minerals Ltd.	7,209,174	177,571
	Metro Inc. Class A	3,183,567	170,279
	Barrick Gold Corp. (XLON)	9,008,462	168,531
	Open Text Corp.	3,474,261	166,286
	Shaw Communications Inc. Class B	5,552,646	165,511
	Loblaw Cos. Ltd.	2,088,734	161,147
[1]	Emera Inc.	3,337,642	158,145
[1]	Fairfax Financial Holdings Ltd.	315,920	152,548
	Agnico Eagle Mines Ltd.	3,163,430	151,085
	TELUS Corp.	5,825,005	137,062

		Shares	Market Value ($000)
	Tourmaline Oil Corp.	3,637,720	129,695
	Kirkland Lake Gold Ltd.	3,433,748	129,338
[1]	Algonquin Power & Utilities Corp.	8,617,375	123,042
	West Fraser Timber Co. Ltd.	1,284,676	118,912
	Imperial Oil Ltd.	2,759,806	112,919
	TFI International Inc.	1,151,696	110,852
	Great-West Lifeco Inc.	3,461,545	108,137
[1]	Canadian Tire Corp. Ltd. Class A	737,612	106,497
[2]	Hydro One Ltd.	4,094,655	105,785
	George Weston Ltd.	941,846	102,709
	CCL Industries Inc. Class B	1,932,677	101,047
[1]	Canadian Apartment Properties REIT	2,286,649	100,576
*	Bausch Health Cos. Inc.	4,082,918	100,375
	Cameco Corp.	5,161,221	100,329
[1]	ARC Resources Ltd.	8,469,694	99,212
	Gildan Activewear Inc.	2,492,120	99,203
*	CAE Inc.	3,849,571	97,212
	iA Financial Corp. Inc.	1,407,196	91,562
	Toromont Industries Ltd.	1,056,114	89,140
	Kinross Gold Corp.	16,335,650	88,287
[1]	Ritchie Bros Auctioneers Inc.	1,435,884	87,521
[1]	Northland Power Inc.	2,921,839	84,611
*	Descartes Systems Group Inc.	1,095,681	79,714
	FirstService Corp.	485,179	77,364
	Stantec Inc.	1,444,074	76,603
[1]	AltaGas Ltd.	3,606,207	74,073
[1]	RioCan REIT	4,222,352	73,509
	TMX Group Ltd.	722,513	73,499
	Onex Corp.	980,956	70,465
[1]	Saputo Inc.	3,119,240	69,911
	Lundin Mining Corp.	8,338,609	69,469
[1]	Keyera Corp.	2,858,555	67,261
	Empire Co. Ltd. Class A	2,155,294	66,499
*	Ivanhoe Mines Ltd. Class A	7,319,431	62,706
	Granite REIT	791,690	60,089
	Colliers International Group Inc.	408,644	59,614
[1]	Allied Properties REIT	1,687,823	59,392
	Finning International Inc.	2,096,643	58,455
	Pan American Silver Corp.	2,695,281	58,331
[1]	Brookfield Renewable Corp.	1,690,594	57,840
	Element Fleet Management Corp.	5,419,014	55,207
*,1	BlackBerry Ltd.	6,603,912	54,342
*	Aritzia Inc.	1,143,533	53,050
[1]	Parkland Corp.	1,993,045	52,995
*	Lightspeed Commerce Inc. (XTSE)	1,611,530	52,308
	Quebecor Inc. Class B	2,199,581	52,015
*,2	Nuvei Corp.	851,709	51,907
	Yamana Gold Inc.	12,460,315	51,463
	Brookfield Infrastructure Corp. Class A (XTSE)	769,016	51,006
	GFL Environmental Inc. (XTSE)	1,552,000	50,987
	SNC-Lavalin Group Inc.	2,292,690	50,556
	B2Gold Corp.	13,546,049	48,807
*	MEG Energy Corp.	3,957,490	47,136
	Capital Power Corp.	1,484,564	46,108
	Canadian Utilities Ltd. Class A	1,586,038	46,078
	SSR Mining Inc.	2,761,945	45,477
	Premium Brands Holdings Corp. Class A	480,690	45,371
*	Kinaxis Inc.	348,177	45,162

		Shares	Market Value ($000)
	CI Financial Corp.	2,417,444	44,863
	Crescent Point Energy Corp.	6,882,406	44,343
[1]	SmartCentres REIT	1,827,970	44,205
	Boyd Group Services Inc.	277,728	41,993
[1]	Choice Properties REIT	3,641,489	41,567
*,1	Air Canada	2,299,285	41,350
[1]	BRP Inc.	474,070	39,402
*	ATS Automation Tooling Systems Inc.	964,596	39,384
[1]	First Capital REIT	2,764,813	38,629
[1]	H&R REIT	3,758,233	38,199
	Enerplus Corp.	3,287,863	38,074
	IGM Financial Inc.	1,067,060	37,490
[1]	Gibson Energy Inc.	1,945,623	37,438
*	Bombardier Inc. Class B	27,449,199	36,494
[1]	Methanex Corp.	795,762	36,203
	Alamos Gold Inc. Class A	5,127,713	34,974
[1]	Canadian Western Bank	1,142,456	34,719
	TransAlta Corp.	3,172,963	34,422
*,1	Ballard Power Systems Inc.	3,288,165	34,300
	Parex Resources Inc.	1,591,497	33,854
	Atco Ltd.	999,223	33,660
	Primo Water Corp.	2,016,324	33,644
[1]	PrairieSky Royalty Ltd.	2,600,047	33,463
*	Pretium Resources Inc.	2,449,458	33,259
	Linamar Corp.	594,281	32,936
*,1	Vermilion Energy Inc.	1,985,892	30,902
[1]	Cargojet Inc.	216,798	30,723
[1]	Chartwell Retirement Residences	2,997,266	29,309
[1]	First Majestic Silver Corp.	2,832,606	28,768
[1]	Whitecap Resources Inc.	4,037,234	28,489
	Stella-Jones Inc.	873,644	27,388
[1]	Boralex Inc. Class A	1,052,040	27,353
[1]	Innergex Renewable Energy Inc.	1,769,274	25,958
*,1	Canopy Growth Corp.	3,188,659	25,637
[1]	Boardwalk REIT	561,577	24,714
	Maple Leaf Foods Inc.	992,194	24,135
[1]	Osisko Gold Royalties Ltd.	2,169,452	23,962
	Centerra Gold Inc.	2,841,775	22,937
*	Turquoise Hill Resources Ltd.	1,299,648	22,759
*	Shopify Inc. Class A (XNYS)	22,654	21,844
[1]	Stelco Holdings Inc.	751,340	21,746
*	Novagold Resources Inc.	3,214,514	21,192
	Russel Metals Inc.	840,648	20,977
	Hudbay Minerals Inc.	2,918,622	20,963
*	Eldorado Gold Corp.	2,367,571	20,730
[1]	Laurentian Bank of Canada	590,589	20,554
	Cominar REIT	2,233,790	20,543
	Enghouse Systems Ltd.	573,109	20,189
[1]	Superior Plus Corp.	1,967,941	20,002
*	Canada Goose Holdings Inc.	639,340	19,616
*,1	Home Capital Group Inc. Class B	679,152	19,245
	Barrick Gold Corp.	998,659	19,124
[1]	TransAlta Renewables Inc.	1,391,462	19,014
*	Equinox Gold Corp.	3,291,102	18,874
*	Canfor Corp.	812,420	18,458
	North West Co. Inc.	649,611	17,912
*	Celestica Inc.	1,384,233	17,238
	Transcontinental Inc. Class A	1,003,593	16,659

		Shares	Market Value ($000)
*	IAMGOLD Corp.	6,222,745	15,176
[1]	Dye & Durham Ltd.	517,694	14,971
[1]	Artis REIT	1,510,752	14,440
*	OceanaGold Corp.	9,200,808	14,187
[1]	Dream Office REIT	706,584	13,663
[1]	NFI Group Inc.	864,387	12,988
	Winpak Ltd.	436,945	12,959
	Cascades Inc.	1,272,544	12,734
	ECN Capital Corp.	2,963,156	12,448
[1]	Cogeco Communications Inc.	143,123	11,748
[1]	Mullen Group Ltd.	1,253,429	11,576
*	Torex Gold Resources Inc.	1,173,205	11,500
[1]	Aecon Group Inc.	827,516	11,301
	Primaris REIT	990,161	11,038
	Westshore Terminals Investment Corp.	511,636	10,863
*,1	Aurora Cannabis Inc.	2,500,376	10,445
	Martinrea International Inc.	1,127,769	9,298
*,1	Cronos Group Inc.	2,493,206	9,238
[1]	First National Financial Corp.	247,803	8,541
	GFL Environmental Inc.	169,514	5,572
[1]	Brookfield Infrastructure Corp. Class A	52,736	3,497
*	Lightspeed Commerce Inc.	46,591	1,512
*	Poseidon Concepts Corp.	320,721	—
			29,077,741
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,751,475	93,798
	Banco de Chile	580,966,503	58,095
	Empresas COPEC SA	6,415,308	53,782
	Falabella SA	10,573,396	37,630
	Cencosud SA	17,823,793	32,848
	Enel Americas SA	254,473,701	30,004
	Empresas CMPC SA	15,930,062	29,247
	Banco Santander Chile	495,798,178	24,634
	Banco de Credito e Inversiones SA	654,418	23,707
	Cia Sud Americana de Vapores SA	234,960,053	20,421
	Banco Santander Chile ADR	842,061	16,909
	Cia Cervecerias Unidas SA	1,786,541	14,806
	Enel Chile SA	327,583,698	12,819
	CAP SA	1,025,494	11,524
	Embotelladora Andina SA Preference Shares Class B	5,133,588	11,042
*	Itau CorpBanca Chile SA	4,382,803,590	9,938
*	Parque Arauco SA	8,340,064	9,652
	Colbun SA	97,890,500	8,099
	Aguas Andinas SA Class A	33,602,903	8,079
	Cencosud Shopping SA	6,264,838	7,407
	Empresa Nacional de Telecomunicaciones SA	1,685,399	6,986
	Vina Concha y Toro SA	3,660,289	5,857
	Engie Energia Chile SA	5,050,010	4,100
	Plaza SA	2,755,300	3,218
	Inversiones Aguas Metropolitanas SA	4,889,284	2,814
	SONDA SA	5,526,181	2,377
	SMU SA	19,956,014	2,352
	Salfacorp SA	3,438,667	1,435
	Inversiones La Construccion SA	300,994	1,337
	Sociedad Quimica y Minera de Chile SA ADR	22,346	1,210
	Ripley Corp. SA	4,666,733	967

		Shares	Market Value ($000)
	Enel Chile SA ADR	352,779	713
			547,807
China (8.7%)
	Tencent Holdings Ltd.	78,001,549	4,887,755
*	Alibaba Group Holding Ltd.	185,188,430	2,902,563
*,2	Meituan Class B	50,616,172	1,510,100
	China Construction Bank Corp. Class H	1,205,878,725	925,329
*,2	Adyen NV	375,405	763,911
*	JD.com Inc. Class A	20,146,104	755,955
	Ping An Insurance Group Co. of China Ltd. Class H	79,183,637	628,387
	Industrial & Commercial Bank of China Ltd. Class H	1,032,402,740	625,477
*	Baidu Inc. ADR	3,557,521	568,278
	China Merchants Bank Co. Ltd. Class H	51,524,891	430,652
*,2	Wuxi Biologics Cayman Inc.	42,666,161	427,633
	NetEase Inc.	19,596,808	409,171
*	NIO Inc. ADR	16,297,160	399,443
	Bank of China Ltd. Class H	1,004,860,254	391,687
*,2	Xiaomi Corp. Class B	172,142,648	365,178
	Kweichow Moutai Co. Ltd. Class A	1,093,791	326,992
	BYD Co. Ltd. Class H	10,873,580	321,609
*	Pinduoduo Inc. ADR	4,824,340	288,689
	Li Ning Co. Ltd.	29,535,040	288,203
*	China Mengniu Dairy Co. Ltd.	40,077,763	236,885
*,2	Kuaishou Technology	20,308,362	232,140
	ANTA Sports Products Ltd.	14,705,371	220,805
	Sunny Optical Technology Group Co. Ltd.	8,483,728	219,029
*	XPeng Inc. Class A ADR	6,202,052	217,630
	Shenzhou International Group Holdings Ltd.	9,838,685	182,556
*	Trip.com Group Ltd. ADR	6,855,323	182,420
	China Petroleum & Chemical Corp. Class H	345,800,764	181,058
	China Life Insurance Co. Ltd. Class H	99,641,954	175,160
	China Resources Land Ltd.	35,816,606	173,124
	Agricultural Bank of China Ltd. Class H	415,809,867	158,205
	Contemporary Amperex Technology Co. Ltd. Class A	1,632,210	157,651
	ENN Energy Holdings Ltd.	9,886,841	157,401
	China Resources Beer Holdings Co. Ltd.	20,472,199	152,843
	Geely Automobile Holdings Ltd.	68,950,262	149,261
	China Overseas Land & Investment Ltd.	49,983,888	147,526
[2]	Longfor Group Holdings Ltd.	24,008,783	144,025
*,1	BeiGene Ltd.	7,892,800	142,916
	Country Garden Services Holdings Co. Ltd.	22,810,628	134,747
	PetroChina Co. Ltd. Class H	270,320,049	134,050
*	Li Auto Inc. ADR	5,094,395	132,913
	CSPC Pharmaceutical Group Ltd.	109,355,028	132,909
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,287,529	118,970
	Haier Smart Home Co. Ltd. Class H	29,568,101	118,540
	Great Wall Motor Co. Ltd. Class H	42,829,285	116,200
	China Shenhua Energy Co. Ltd. Class H	46,992,710	115,586
*	Bilibili Inc. ADR	3,219,893	113,630
*	Huazhu Group Ltd. ADR (XNGS)	2,823,752	111,595
	China Pacific Insurance Group Co. Ltd. Class H	35,820,676	109,045
	Wuliangye Yibin Co. Ltd. Class A	3,371,173	106,127
	Zijin Mining Group Co. Ltd. Class H	79,081,005	102,664
	China Conch Venture Holdings Ltd.	21,371,581	101,594
[2]	Postal Savings Bank of China Co. Ltd. Class H	121,293,699	101,056
[2]	Smoore International Holdings Ltd.	22,862,893	98,375
	China Longyuan Power Group Corp. Ltd. Class H	44,015,738	89,805
	Xinyi Solar Holdings Ltd.	54,814,701	87,937

		Shares	Market Value ($000)
	Anhui Conch Cement Co. Ltd. Class H	16,560,986	87,600
	Sino Biopharmaceutical Ltd.	127,012,982	87,595
	Country Garden Holdings Co. Ltd.	99,885,407	82,042
	CITIC Securities Co. Ltd. Class H	30,628,976	82,019
	PICC Property & Casualty Co. Ltd. Class H	87,736,036	81,748
*,2	JD Health International Inc.	9,526,586	76,948
*	Kingdee International Software Group Co. Ltd.	33,335,916	76,384
[2]	China Tower Corp. Ltd. Class H	610,422,158	73,738
	Bank of Communications Co. Ltd. Class H	109,582,744	73,502
*,2	Innovent Biologics Inc.	17,129,302	72,539
*	COSCO SHIPPING Holdings Co. Ltd. Class H	39,840,324	72,479
	CITIC Ltd.	63,892,633	71,758
	China Vanke Co. Ltd. Class H	26,413,584	68,286
	China Gas Holdings Ltd.	38,709,401	65,767
*	KE Holdings Inc. ADR	3,015,859	65,716
	China National Building Material Co. Ltd. Class H	50,545,002	65,651
	Zhongsheng Group Holdings Ltd.	8,480,177	65,146
[2]	WuXi AppTec Co. Ltd. Class H	4,539,058	65,105
	Tsingtao Brewery Co. Ltd.	7,212,701	64,914
*,1	GDS Holdings Ltd. ADR	1,477,175	64,818
	Ping An Insurance Group Co. of China Ltd. Class A	7,851,047	62,090
	China Resources Power Holdings Co. Ltd.	24,535,482	59,751
	Industrial Bank Co. Ltd. Class A	17,765,979	58,835
	China Resources Gas Group Ltd.	11,558,944	57,902
[2]	China International Capital Corp. Ltd. Class H	20,884,107	56,889
	Yankuang Energy Group Co. Ltd. Class H	26,281,751	55,682
	China Tourism Group Duty Free Corp. Ltd. Class A	1,693,492	55,550
	BYD Co. Ltd. Class A (XSEC)	1,485,874	55,459
	Guangdong Investment Ltd.	38,325,989	54,746
	China CITIC Bank Corp. Ltd. Class H	114,063,129	54,419
	LONGi Green Energy Technology Co. Ltd. Class A	4,706,520	52,760
*	Vipshop Holdings Ltd. ADR	5,639,327	52,502
	Sunac China Holdings Ltd.	42,493,909	52,366
	Kingsoft Corp. Ltd.	11,226,415	50,450
	Kunlun Energy Co. Ltd.	47,518,002	49,278
	Weichai Power Co. Ltd. Class H	26,811,193	48,652
	Ganfeng Lithium Co. Ltd. Class A	2,222,465	47,852
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	47,322
[2]	China Feihe Ltd.	34,099,480	47,288
*	Tencent Music Entertainment Group ADR	7,586,456	46,884
*	Alibaba Health Information Technology Ltd.	61,902,153	46,659
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,057,478	46,087
	Kingboard Holdings Ltd.	9,514,257	45,932
	Luxshare Precision Industry Co. Ltd. Class A	6,027,302	45,201
	Hengan International Group Co. Ltd.	9,121,654	44,590
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,201,269	44,412
[2]	China Resources Mixc Lifestyle Services Ltd.	7,506,099	44,119
	Luzhou Laojiao Co. Ltd. Class A	1,264,261	43,473
	Haitong Securities Co. Ltd. Class H	48,194,232	43,371
	Guangzhou Automobile Group Co. Ltd. Class H	43,976,495	43,197
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	58,506,798	42,992
	East Money Information Co. Ltd. Class A	8,591,172	42,946
	China Yangtze Power Co. Ltd. Class A	12,352,900	42,644
[2]	Huatai Securities Co. Ltd. Class H	23,605,118	41,961
	Ping An Bank Co. Ltd. Class A	16,721,413	41,952
[2]	CGN Power Co. Ltd. Class H	150,813,706	41,670
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	789,710	40,299
*	Genscript Biotech Corp.	12,454,779	39,674

		Shares	Market Value ($000)
	ZTO Express Cayman Inc. ADR	1,314,031	39,473
	Wanhua Chemical Group Co. Ltd. Class A	2,707,683	39,090
*	Zai Lab Ltd. ADR	766,474	38,071
	Muyuan Foods Co. Ltd. Class A	4,329,053	37,686
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	37,571
	China Minsheng Banking Corp. Ltd. Class H	94,147,678	37,524
	GF Securities Co. Ltd. Class H	21,327,887	36,968
	New China Life Insurance Co. Ltd. Class H	12,879,116	36,734
	Sinopharm Group Co. Ltd. Class H	16,411,990	36,710
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,765,997	36,683
	Zhuzhou CRRC Times Electric Co. Ltd.	6,849,209	36,175
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,546,978	35,813
*	Lufax Holding Ltd. ADR	7,195,577	35,762
	Bank of Ningbo Co. Ltd. Class A	5,708,542	35,333
	China Power International Development Ltd.	71,044,240	35,161
	JOYY Inc. ADR	686,509	34,710
	China Everbright Environment Group Ltd.	46,709,184	34,698
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,065,772	34,606
	China Merchants Port Holdings Co. Ltd.	18,449,361	34,098
	360 DigiTech Inc. ADR	1,722,412	34,087
	People's Insurance Co. Group of China Ltd. Class H	104,722,481	33,139
	Dongfeng Motor Group Co. Ltd. Class H	37,309,425	32,901
	Fosun International Ltd.	28,829,298	32,711
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,290,547	32,054
	China Hongqiao Group Ltd.	28,315,074	31,994
*,1	RLX Technology Inc. ADR	9,527,120	31,916
	CIFI Holdings Group Co. Ltd.	48,674,893	31,799
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,837,457	31,428
*,2	China Literature Ltd.	5,145,826	31,165
*	COSCO SHIPPING Holdings Co. Ltd. Class A	11,961,336	31,058
*,2	Hua Hong Semiconductor Ltd.	6,363,115	30,976
	Shanghai Baosight Software Co. Ltd. Class B	6,650,140	30,794
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,076,778	30,626
	ZTE Corp. Class H	11,315,033	30,576
	BYD Electronic International Co. Ltd.	10,108,586	30,573
*	Aluminum Corp. of China Ltd. Class H	58,069,872	30,560
*	Chinasoft International Ltd.	30,247,488	30,268
[1,2]	Haidilao International Holding Ltd.	13,783,644	29,874
	China State Construction Engineering Corp. Ltd. Class A	36,357,238	29,808
	Huaneng Power International Inc. Class H	56,410,930	29,695
	China Jinmao Holdings Group Ltd.	80,594,948	29,278
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	516,456	29,277
*,1,2	Pop Mart International Group Ltd.	5,872,785	29,235
	China Galaxy Securities Co. Ltd. Class H	48,947,053	29,024
*	Daqo New Energy Corp. ADR	719,633	28,872
	Jiangxi Copper Co. Ltd. Class H	17,152,348	28,126
	Beijing Enterprises Water Group Ltd.	71,818,698	28,012
	China Molybdenum Co. Ltd. Class H	54,016,464	27,758
	China State Construction International Holdings Ltd.	23,335,999	27,624
	China Railway Group Ltd. Class H	44,444,817	27,435
	China Medical System Holdings Ltd.	16,308,498	27,309
	China Taiping Insurance Holdings Co. Ltd.	19,008,974	26,893
	Yunnan Energy New Material Co. Ltd.	668,180	26,873
	NARI Technology Co. Ltd. Class A	4,774,079	26,708
	China Meidong Auto Holdings Ltd.	5,658,780	26,568
[1]	Xtep International Holdings Ltd.	14,726,322	26,448
	Yangzijiang Shipbuilding Holdings Ltd.	27,256,588	26,151
*	Yihai International Holding Ltd.	6,124,056	26,143

		Shares	Market Value ($000)
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,387,882	25,886
[2]	Hansoh Pharmaceutical Group Co. Ltd.	12,494,410	25,756
	China Oilfield Services Ltd. Class H	26,149,615	25,717
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	25,459
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,532,180	25,226
	Poly Developments & Holdings Group Co. Ltd. Class A	10,211,025	25,188
	China Resources Cement Holdings Ltd.	29,057,675	25,040
	Bank of China Ltd. Class A (XSSC)	51,318,000	24,961
	Eve Energy Co. Ltd. Class A	1,650,758	24,872
	Autohome Inc. ADR	744,307	24,800
*	New Oriental Education & Technology Group Inc. ADR	17,306,299	24,748
	Far East Horizon Ltd.	28,761,465	24,583
*	Weibo Corp. ADR	708,496	24,549
	SAIC Motor Corp. Ltd. Class A	8,254,676	24,547
	Aier Eye Hospital Group Co. Ltd. Class A	4,651,101	23,838
	CRRC Corp. Ltd. Class H	50,944,429	23,331
	Kingboard Laminates Holdings Ltd.	13,566,510	23,267
	Sungrow Power Supply Co. Ltd. Class A	1,281,308	23,262
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	23,241
	Beijing Enterprises Holdings Ltd.	6,767,029	23,069
	Tongwei Co. Ltd. Class A	3,857,584	23,033
*	Tongcheng Travel Holdings Ltd.	11,169,407	22,984
	TravelSky Technology Ltd. Class H	12,244,887	22,947
	Sany Heavy Industry Co. Ltd. Class A	7,175,265	22,913
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	22,858
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,502,171	22,458
	China Vanke Co. Ltd. Class A (XSEC)	6,934,038	22,237
	SF Holding Co. Ltd. Class A	2,211,781	22,211
*	Air China Ltd. Class H	29,261,971	22,060
	Zijin Mining Group Co. Ltd. Class A (XSSC)	13,902,167	21,954
	BOE Technology Group Co. Ltd. Class A (XSEC)	28,439,700	21,829
*	Kanzhun Ltd. ADR	714,028	21,628
	GoerTek Inc. Class A	2,866,186	21,615
	Will Semiconductor Co. Ltd. Shanghai Class A	529,031	21,493
	Shenzhen Inovance Technology Co. Ltd. Class A	2,243,914	21,485
	China Cinda Asset Management Co. Ltd. Class H	117,008,435	21,400
	China Lesso Group Holdings Ltd.	12,190,805	21,194
[2]	Topsports International Holdings Ltd.	23,102,347	20,874
[1]	Jinke Smart Services Group Co. Ltd. Class H	3,828,456	20,727
	NAURA Technology Group Co. Ltd. Class A	453,960	20,657
	Nine Dragons Paper Holdings Ltd.	20,422,026	20,399
*,1	JinkoSolar Holding Co. Ltd. ADR	459,678	20,286
	China Overseas Property Holdings Ltd.	17,359,274	20,160
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,297,953	19,884
	China Railway Group Ltd. Class A (XSSC)	20,176,600	19,820
	Shenwan Hongyuan Group Co. Ltd. Class A	26,797,232	19,796
[2]	Hygeia Healthcare Holdings Co. Ltd.	4,347,311	19,709
	JA Solar Technology Co. Ltd. Class A	1,382,585	19,685
[2]	China Merchants Securities Co. Ltd. Class H	13,958,668	19,654
	COSCO SHIPPING Ports Ltd.	24,553,067	19,559
	CRRC Corp. Ltd. Class A	21,261,800	19,529
	Haitian International Holdings Ltd.	7,472,818	19,442
*	Alibaba Pictures Group Ltd.	170,219,081	19,276
[2]	Guotai Junan Securities Co. Ltd. Class H	12,687,700	19,275
	Hello Group Inc. ADR	1,980,415	19,269
*,2	Weimob Inc.	25,329,271	19,134
	China Everbright Bank Co. Ltd. Class A (XSSC)	36,061,209	19,036
*,2	Jinxin Fertility Group Ltd.	18,915,290	18,947

		Shares	Market Value ($000)
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,745,400	18,723
	China Traditional Chinese Medicine Holdings Co. Ltd.	31,905,027	18,606
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,115,000	18,536
*	Seazen Group Ltd.	27,361,400	18,510
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	18,490
	Hopson Development Holdings Ltd.	8,725,280	18,181
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,081,316	18,175
*	51job Inc. ADR	360,318	18,160
[1]	Flat Glass Group Co. Ltd. Class H	4,517,298	18,135
	Wingtech Technology Co. Ltd. Class A	1,061,446	18,100
*,1,2	Evergrande Property Services Group Ltd.	54,960,000	18,044
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,328,211	18,006
	Baoshan Iron & Steel Co. Ltd. Class A	16,016,144	17,862
	AviChina Industry & Technology Co. Ltd. Class H	31,515,780	17,786
	Yuexiu Property Co. Ltd.	17,497,127	17,779
	Dongyue Group Ltd.	14,443,172	17,677
[2]	Yadea Group Holdings Ltd.	12,392,227	17,646
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	515,074	17,579
	Greentown China Holdings Ltd.	10,644,764	17,575
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,211,572	17,545
	Jiangsu Expressway Co. Ltd. Class H	16,687,869	17,436
[1,2]	Jiumaojiu International Holdings Ltd.	8,059,660	17,406
	China Communications Services Corp. Ltd. Class H	32,440,404	17,268
	Yonyou Network Technology Co. Ltd. Class A	3,092,585	17,184
	AECC Aviation Power Co. Ltd. Class A	2,250,606	17,157
	Bosideng International Holdings Ltd.	34,420,200	16,778
	Zhejiang Expressway Co. Ltd. Class H	19,520,141	16,756
*,2	Akeso Inc.	6,159,948	16,732
*	Canadian Solar Inc.	592,816	16,593
*	TAL Education Group ADR	5,723,548	16,369
*,1	iQIYI Inc. ADR	3,977,841	16,230
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,028,950	16,182
*,1,2	CanSino Biologics Inc. Class H	958,977	16,064
	Guangdong Haid Group Co. Ltd. Class A	1,399,258	15,950
*,1,2	Ping An Healthcare & Technology Co. Ltd.	4,996,840	15,944
	Beijing Kingsoft Office Software Inc. Class A	410,515	15,872
	China Yongda Automobiles Services Holdings Ltd.	12,187,716	15,594
[2]	Dali Foods Group Co. Ltd.	26,973,041	15,590
*	Beijing Capital International Airport Co. Ltd. Class H	23,350,097	15,589
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,499,100	15,453
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	15,354
	Iflytek Co. Ltd. Class A	2,217,750	15,352
*	Vnet Group Inc. ADR	1,541,639	15,293
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,376,350	15,071
*	Ming Yuan Cloud Group Holdings Ltd.	7,283,655	15,018
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,343,547	14,959
*,2	JD Logistics Inc.	5,016,188	14,934
*,1	DiDi Global Inc. ADR	4,130,837	14,912
	China National Nuclear Power Co. Ltd. Class A	13,174,731	14,740
	Shenzhen Transsion Holdings Co. Ltd. Class A	683,678	14,525
	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	14,491
	China Life Insurance Co. Ltd. Class A	3,308,778	14,448
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,030,266	14,383
	China Everbright Bank Co. Ltd. Class H	38,128,173	14,325
	China Water Affairs Group Ltd.	12,246,254	14,320
	CIFI Ever Sunshine Services Group Ltd.	7,911,752	14,278
*,1	Tuya Inc. ADR	2,559,956	14,208
	Bank of Shanghai Co. Ltd. Class A	12,760,260	14,146

		Shares	Market Value ($000)
	China Construction Bank Corp. Class A (XSSC)	14,840,801	14,058
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,621,134	14,023
	Inner Mongolia Yitai Coal Co. Ltd. Class B	15,120,466	14,010
	Bank of Communications Co. Ltd. Class A (XSSC)	18,632,591	13,928
	China Coal Energy Co. Ltd. Class H	24,838,306	13,901
	China United Network Communications Ltd. Class A	23,733,000	13,881
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,010,708	13,761
	China Suntien Green Energy Corp. Ltd. Class H	22,480,729	13,699
	Yunnan Baiyao Group Co. Ltd. Class A	953,597	13,585
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,707,905	13,528
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,310,600	13,487
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	22,014,700	13,471
[1]	Shimao Group Holdings Ltd.	18,252,207	13,452
*	Noah Holdings Ltd. ADR	427,809	13,429
*	Brilliance China Automotive Holdings Ltd.	17,741,481	13,424
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	590,481	13,362
	Shougang Fushan Resources Group Ltd.	43,422,095	13,324
	China Everbright Ltd.	11,705,509	13,264
[2]	CSC Financial Co. Ltd. Class H	11,725,096	13,216
	Bank of Nanjing Co. Ltd. Class A	8,487,248	13,190
	Sinotruk Hong Kong Ltd.	8,803,583	13,095
	Poly Property Services Co. Ltd.	1,750,738	13,070
*	China Southern Airlines Co. Ltd. Class H	20,412,639	13,069
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	4,641,900	12,961
*,2	3SBio Inc.	16,316,158	12,919
	Grand Pharmaceutical Group Ltd.	18,157,148	12,888
*	Shanghai International Airport Co. Ltd. Class A	1,612,852	12,879
	Greentown Service Group Co. Ltd.	11,656,406	12,832
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	848,226	12,785
	Bank of Beijing Co. Ltd. Class A	17,982,114	12,729
	Huaxia Bank Co. Ltd. Class A	14,236,134	12,646
	Sany Heavy Equipment International Holdings Co. Ltd.	12,049,918	12,636
*	China Eastern Airlines Corp. Ltd. Class H	32,302,603	12,586
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,661,080	12,531
	Power Construction Corp. of China Ltd. Class A	9,124,409	12,500
	Gigadevice Semiconductor Beijing Inc. Class A	559,474	12,473
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,231,313	12,399
	Shenzhen International Holdings Ltd.	12,201,377	12,381
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	33,140,585	12,365
	China CSSC Holdings Ltd. Class A	3,835,264	12,348
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	995,152	12,130
	Hundsun Technologies Inc. Class A	1,309,347	12,128
	Shaanxi Coal Industry Co. Ltd. Class A	6,074,110	12,076
	China Petroleum & Chemical Corp. Class A	18,061,016	12,017
	Huatai Securities Co. Ltd. Class A (XSSC)	4,413,600	11,955
	Great Wall Motor Co. Ltd. Class A	1,826,464	11,846
	China Datang Corp. Renewable Power Co. Ltd. Class H	29,146,000	11,827
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,261,373	11,825
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	11,792
	Ecovacs Robotics Co. Ltd. Class A	550,240	11,746
*,2	InnoCare Pharma Ltd.	7,824,009	11,584
	China International Marine Containers Group Co. Ltd. Class H	6,411,412	11,566
*	China Southern Airlines Co. Ltd. Class A	9,950,500	11,537
*	Lifetech Scientific Corp.	27,730,117	11,506
	Huayu Automotive Systems Co. Ltd. Class A	2,614,305	11,424
	Bank of Hangzhou Co. Ltd. Class A	5,103,804	11,413
*,1	Differ Group Holding Co. Ltd.	39,230,000	11,391
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	11,360

		Shares	Market Value ($000)
	Lens Technology Co. Ltd. Class A	4,172,493	11,303
	ZTE Corp. Class A (XSEC)	2,345,564	11,238
	Chongqing Changan Automobile Co. Ltd. Class B	21,964,663	11,203
*	COFCO Joycome Foods Ltd.	27,131,315	11,186
[1]	Zhaojin Mining Industry Co. Ltd. Class H	13,764,712	11,043
	Haitong Securities Co. Ltd. Class A (XSSC)	6,049,200	10,975
[2]	China Resources Pharmaceutical Group Ltd.	22,434,581	10,971
	Montage Technology Co. Ltd. Class A	970,014	10,959
	Maxscend Microelectronics Co. Ltd. Class A	263,941	10,956
	Orient Securities Co. Ltd. Class A (XSSC)	5,578,840	10,822
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,902,159	10,792
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	10,783
	CGN New Energy Holdings Co. Ltd.	14,167,140	10,739
*,1	GOME Retail Holdings Ltd.	155,261,715	10,635
	Walvax Biotechnology Co. Ltd. Class A	1,367,465	10,549
*	Skyworth Group Ltd.	17,720,330	10,469
[2]	BAIC Motor Corp. Ltd. Class H	28,315,618	10,390
*,1	XD Inc.	2,738,425	10,351
	Zhejiang NHU Co. Ltd. Class A	2,160,350	10,276
[2]	Sunac Services Holdings Ltd.	9,024,777	10,267
	Imeik Technology Development Co. Ltd. Class A	146,200	10,239
*	Advanced Micro-Fabrication Equipment Inc. China Class A	538,796	10,213
	Seazen Holdings Co. Ltd. Class A	1,947,135	10,191
	Hengli Petrochemical Co. Ltd. Class A	2,689,620	10,189
	Yuexiu REIT	24,294,319	10,186
	TCL Technology Group Corp. Class A	11,392,600	10,153
*,1,2	China Logistics Property Holdings Co. Ltd.	17,845,320	10,084
*	Ausnutria Dairy Corp. Ltd.	7,952,306	10,082
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,100,325	10,073
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,740,072	10,056
	TBEA Co. Ltd. Class A	3,341,407	10,003
*	Hollysys Automation Technologies Ltd.	756,532	9,994
[1]	Agile Group Holdings Ltd.	18,848,646	9,992
*,1	Kingsoft Cloud Holdings Ltd. ADR	1,182,188	9,989
	Xinyi Energy Holdings Ltd.	19,800,625	9,935
	China Overseas Grand Oceans Group Ltd.	16,585,819	9,910
*,2	Alphamab Oncology	7,693,090	9,903
	Huizhou Desay Sv Automotive Co. Ltd. Class A	444,919	9,787
	Sihuan Pharmaceutical Holdings Group Ltd.	52,038,627	9,756
*,2	Luye Pharma Group Ltd.	22,252,284	9,720
	Anhui Gujing Distillery Co. Ltd. Class A	292,637	9,686
	Changchun High & New Technology Industry Group Inc. Class A	347,473	9,670
[1,2]	Blue Moon Group Holdings Ltd.	11,050,212	9,622
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,180,228	9,593
	WuXi AppTec Co. Ltd. Class A (XSSC)	576,037	9,581
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,056,700	9,573
*	New Hope Liuhe Co. Ltd. Class A	3,737,099	9,518
	Flat Glass Group Co. Ltd. Class A	1,214,265	9,430
	Angang Steel Co. Ltd. Class H	21,374,576	9,379
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	811,737	9,331
	Satellite Chemical Co. Ltd. Class A	1,398,320	9,318
*,1	HengTen Networks Group Ltd.	30,097,305	9,291
*	Chongqing Brewery Co. Ltd. Class A	440,789	9,273
*,1,2	Yidu Tech Inc.	4,944,298	9,269
	China Education Group Holdings Ltd.	10,582,970	9,263
	MINISO Group Holding Ltd. ADR	912,252	9,259
	ZTO Express Cayman Inc.	312,724	9,247
	Shenzhen Investment Ltd.	39,337,394	9,240

		Shares	Market Value ($000)
	China CITIC Bank Corp. Ltd. Class A (XSSC)	12,601,084	9,233
	China Risun Group Ltd.	16,882,000	9,227
	KWG Group Holdings Ltd.	16,854,041	9,216
	CIMC Enric Holdings Ltd.	7,497,940	9,199
	Fu Shou Yuan International Group Ltd.	11,701,144	9,183
[1]	Guangzhou R&F Properties Co. Ltd. Class H	20,597,108	9,168
	Sino-Ocean Group Holding Ltd.	37,308,706	9,163
	SDIC Power Holdings Co. Ltd. Class A	5,773,546	9,124
[2]	Legend Holdings Corp. Class H	6,544,655	9,106
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,995,517	9,084
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	9,070
	NetDragon Websoft Holdings Ltd.	3,582,616	9,043
	C&D International Investment Group Ltd.	4,747,067	9,017
	Shanghai Industrial Holdings Ltd.	6,108,605	9,012
*	Baozun Inc. Class A	2,170,731	8,989
	Zhenro Properties Group Ltd.	18,913,164	8,983
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	8,957
*	Dada Nexus Ltd. ADR	819,995	8,954
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,490,050	8,942
	Hithink RoyalFlush Information Network Co. Ltd. Class A	446,131	8,924
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,499,391	8,904
[1]	Tianneng Power International Ltd.	8,623,940	8,896
*	Full Truck Alliance Co. Ltd. ADR	1,049,180	8,887
	SG Micro Corp. Class A	203,011	8,884
	China Oriental Group Co. Ltd.	30,177,634	8,879
	Shenzhen Expressway Corp. Ltd. Class H	8,959,005	8,873
	Huaxin Cement Co. Ltd. Class B	4,980,263	8,872
	Mango Excellent Media Co. Ltd. Class A	1,587,099	8,861
	Shanghai Electric Group Co. Ltd. Class H	32,154,808	8,848
[2]	A-Living Smart City Services Co. Ltd.	4,531,614	8,822
*,2	Zhou Hei Ya International Holdings Co. Ltd.	12,551,004	8,820
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	8,788
	Yealink Network Technology Corp. Ltd. Class A	707,915	8,739
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,291,799	8,733
	Hangzhou Steam Turbine Co. Ltd. Class B	4,434,453	8,696
	Sinopec Engineering Group Co. Ltd. Class H	17,792,468	8,680
	Joinn Laboratories China Co. Ltd. Class A	567,284	8,670
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	8,653
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	4,206,429	8,639
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,780,446	8,586
[1]	Logan Group Co. Ltd.	13,776,195	8,576
	Huadong Medicine Co. Ltd. Class A	1,481,763	8,564
	Zhongyu Energy Holdings Ltd.	8,163,297	8,510
	China Jushi Co. Ltd. Class A	3,294,388	8,508
*	I-Mab ADR	336,959	8,508
	Thunder Software Technology Co. Ltd. Class A	381,728	8,472
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,316,565	8,469
	Ginlong Technologies Co. Ltd. Class A	223,040	8,413
[1]	Tiangong International Co. Ltd.	16,689,917	8,284
[2]	Ganfeng Lithium Co. Ltd. Class H	520,095	8,264
	China National Chemical Engineering Co. Ltd. Class A	5,089,443	8,262
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	8,262
	Everbright Securities Co. Ltd. Class A (XSSC)	3,795,300	8,245
	Shanghai International Port Group Co. Ltd. Class A	9,178,900	8,227
	Industrial Securities Co. Ltd. Class A	6,020,700	8,217
	Founder Securities Co. Ltd. Class A	7,050,700	8,178
	Digital China Holdings Ltd.	14,420,111	8,176
	COSCO SHIPPING Development Co. Ltd. Class H	44,180,735	8,163

		Shares	Market Value ($000)
	SSY Group Ltd.	18,359,409	8,161
	Hangzhou First Applied Material Co. Ltd. Class A	447,960	8,114
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	8,045
	Sinotrans Ltd. Class H	24,685,965	8,036
	Metallurgical Corp. of China Ltd. Class H	29,651,874	7,952
	Gemdale Corp. Class A	3,889,884	7,929
	Gemdale Properties & Investment Corp. Ltd.	70,818,776	7,908
	Sinoma Science & Technology Co. Ltd. Class A	1,690,372	7,896
[1,2]	Shimao Services Holdings Ltd.	9,852,563	7,875
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	223,001	7,872
	Asymchem Laboratories Tianjin Co. Ltd. Class A	152,640	7,846
*	Baidu Inc. Class A	395,026	7,825
	Sunwoda Electronic Co. Ltd. Class A	1,375,504	7,757
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,875,304	7,741
	China Reinsurance Group Corp. Class H	79,026,513	7,732
	Sun Art Retail Group Ltd.	21,159,696	7,727
*	Hainan Meilan International Airport Co. Ltd.	2,890,686	7,703
	FinVolution Group ADR	1,940,561	7,665
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	601,438	7,649
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	7,647
	LB Group Co. Ltd. Class A	1,970,200	7,604
*,2	Peijia Medical Ltd.	5,321,915	7,567
	Jiangsu Eastern Shenghong Co. Ltd. Class A	2,826,424	7,537
	Hoshine Silicon Industry Co. Ltd. Class A	450,880	7,509
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,748,300	7,450
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,959,200	7,443
[1]	Huadian Power International Corp. Ltd. Class H	20,118,025	7,354
	Yanlord Land Group Ltd.	8,555,602	7,314
*	Niu Technologies ADR	519,110	7,294
	Xiamen Faratronic Co. Ltd. Class A	232,020	7,225
*,2	Remegen Co. Ltd. Class H	1,091,864	7,209
[2]	Orient Securities Co. Ltd. Class H	9,177,755	7,193
	JiuGui Liquor Co. Ltd. Class A	275,000	7,149
	Rongsheng Petrochemical Co. Ltd. Class A	2,493,564	7,145
	Tong Ren Tang Technologies Co. Ltd. Class H	7,596,181	7,127
	Beijing New Building Materials plc Class A	1,379,435	7,070
	Ming Yang Smart Energy Group Ltd. Class A	1,725,183	7,028
	Zhejiang Dahua Technology Co. Ltd. Class A	2,320,293	7,021
	GD Power Development Co. Ltd. Class A	16,858,870	7,018
	CSG Holding Co. Ltd. Class B	17,537,213	7,017
	Beijing Shiji Information Technology Co. Ltd. Class A	1,398,180	6,988
*	XPeng Inc. Class A	400,209	6,980
	Beijing Roborock Technology Co. Ltd. Class A	49,727	6,960
*	Gotion High-tech Co. Ltd. Class A	1,081,800	6,912
	Angel Yeast Co. Ltd. Class A	762,500	6,903
*	HUYA Inc. ADR	1,036,799	6,864
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	6,862
	Suzhou Maxwell Technologies Co. Ltd. Class A	86,832	6,821
*	CMGE Technology Group Ltd.	17,388,000	6,763
[2]	Genertec Universal Medical Group Co. Ltd.	9,333,181	6,762
	Lonking Holdings Ltd.	23,158,026	6,755
*,1,2	Angelalign Technology Inc.	317,606	6,747
*	Topchoice Medical Corp. Class A	286,179	6,739
*	Fufeng Group Ltd.	18,337,759	6,721
	Ningbo Tuopu Group Co. Ltd. Class A	760,587	6,678
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,509,600	6,640
	BOE Technology Group Co. Ltd. Class B (XSHE)	14,446,955	6,622
	YongXing Special Materials Technology Co. Ltd. Class A	344,300	6,614

		Shares	Market Value ($000)
	Sichuan Road & Bridge Co. Ltd. Class A	3,897,550	6,613
	Guosen Securities Co. Ltd. Class A	3,809,810	6,601
	Livzon Pharmaceutical Group Inc. Class H	1,845,409	6,583
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,672,200	6,559
	Sichuan Chuantou Energy Co. Ltd. Class A	3,754,376	6,558
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	6,533
*,1	Canaan Inc. ADR	1,517,087	6,523
*	Sohu.com Ltd. ADR	358,364	6,522
	Songcheng Performance Development Co. Ltd. Class A	2,688,470	6,505
	Sichuan Swellfun Co. Ltd. Class A	411,620	6,460
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,257,730	6,444
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,409
[1]	China Evergrande Group	29,887,357	6,387
	Huaneng Power International Inc. Class A (XSSC)	5,500,576	6,379
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	246,635	6,367
	Poly Property Group Co. Ltd.	23,986,084	6,307
	Datang International Power Generation Co. Ltd. Class H	33,565,794	6,288
	By-health Co. Ltd. Class A	1,585,200	6,275
	Concord New Energy Group Ltd.	64,901,231	6,274
	Wuhan Guide Infrared Co. Ltd. Class A	1,885,779	6,257
	Hongfa Technology Co. Ltd. Class A	621,109	6,255
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	6,248
*,1	Yeahka Ltd.	2,081,327	6,215
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	6,214
*,1	EHang Holdings Ltd. ADR	392,847	6,207
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	243,600	6,158
*	Aluminum Corp. of China Ltd. Class A	7,237,000	6,134
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	9,064,035	6,121
	StarPower Semiconductor Ltd. Class A	120,254	6,120
	ENN Natural Gas Co. Ltd. Class A	2,230,363	6,109
	Hualan Biological Engineering Inc. Class A	1,526,255	6,102
	China BlueChemical Ltd. Class H	22,280,021	6,099
	Shanghai Jin Jiang Capital Co. Ltd. Class H	16,047,929	5,997
	JCET Group Co. Ltd. Class A	1,395,781	5,995
	AVIC Electromechanical Systems Co. Ltd. Class A	3,107,700	5,960
	Tianjin Guangyu Development Co. Ltd. Class A	1,783,790	5,928
*	Guanghui Energy Co. Ltd. Class A	6,425,500	5,925
	Zhuguang Holdings Group Co. Ltd.	27,194,993	5,875
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	218,360	5,875
	Foxconn Industrial Internet Co. Ltd. Class A	3,342,992	5,874
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	7,345,400	5,860
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,458,204	5,853
*	Chengxin Lithium Group Co. Ltd. Class A	816,670	5,851
	Jason Furniture Hangzhou Co. Ltd. Class A	504,884	5,849
	Tian Lun Gas Holdings Ltd.	4,917,520	5,843
*,1	Youdao Inc. ADR	416,089	5,817
	Skshu Paint Co. Ltd. Class A	346,221	5,801
	PAX Global Technology Ltd.	7,918,862	5,736
[2]	Simcere Pharmaceutical Group Ltd.	5,803,000	5,727
	Changjiang Securities Co. Ltd. Class A	5,169,432	5,724
	Hisense Home Appliances Group Co. Ltd.	4,354,464	5,709
	SooChow Securities Co. Ltd. Class A	4,608,877	5,701
	Shengyi Technology Co. Ltd. Class A	1,830,600	5,698
	Tongkun Group Co. Ltd. Class A	1,726,860	5,682
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	537,441	5,675
	Ingenic Semiconductor Co. Ltd. Class A	323,446	5,654
	Q Technology Group Co. Ltd.	5,188,379	5,642
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	5,622

		Shares	Market Value ($000)
	Yifeng Pharmacy Chain Co. Ltd. Class A	716,818	5,616
	YTO Express Group Co. Ltd. Class A	2,206,959	5,615
	XCMG Construction Machinery Co. Ltd. Class A	6,259,700	5,607
	China SCE Group Holdings Ltd.	25,028,345	5,592
*,1	Li Auto Inc. Class A	455,181	5,586
	Ningbo Orient Wires & Cables Co. Ltd. Class A	595,600	5,577
*	Lingyi iTech Guangdong Co. Class A	5,715,900	5,554
*	SOHO China Ltd.	25,371,205	5,543
	Beijing United Information Technology Co. Ltd. Class A	305,012	5,505
[2]	Hope Education Group Co. Ltd.	42,653,194	5,500
	Longshine Technology Group Co. Ltd. Class A	1,048,056	5,494
*	National Silicon Industry Group Co. Ltd. Class A	1,467,999	5,478
*	Kuang-Chi Technologies Co. Ltd. Class A	1,718,000	5,425
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	4,815,979	5,381
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	5,376
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	5,362
	Youngor Group Co. Ltd. Class A	5,088,600	5,338
[1]	Maanshan Iron & Steel Co. Ltd. Class H	13,540,000	5,312
	Beijing Easpring Material Technology Co. Ltd. Class A	386,000	5,293
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	5,291
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,111,200	5,260
	GEM Co. Ltd. Class A	3,720,520	5,223
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,056,660	5,221
*,2	China Renaissance Holdings Ltd.	2,951,300	5,191
	Guoyuan Securities Co. Ltd. Class A	4,548,540	5,153
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	5,146
*	Suning.com Co. Ltd. Class A	8,350,048	5,143
*	LexinFintech Holdings Ltd. ADR	1,432,199	5,127
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	5,122
[1]	Dongfang Electric Corp. Ltd. Class H	3,762,392	5,106
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	769,973	5,105
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	5,088
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,690,330	5,072
	Shoucheng Holdings Ltd.	27,514,925	5,063
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	5,059
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	5,052
	Shenzhen Capchem Technology Co. Ltd. Class A	335,935	5,049
	Shanghai Electric Power Co. Ltd. Class A	2,656,108	5,038
	Huafon Chemical Co. Ltd. Class A	3,361,005	5,032
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,131,615	5,021
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	5,013
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	847,582	5,010
*,2	Meitu Inc.	25,085,704	4,974
	Greatview Aseptic Packaging Co. Ltd.	12,929,754	4,967
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,422,600	4,962
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	4,954
	Bethel Automotive Safety Systems Co. Ltd. Class A	402,100	4,950
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	4,945
	Beijing Enlight Media Co. Ltd. Class A	2,966,880	4,937
	Ovctek China Inc. Class A	820,104	4,935
*,1,2	Ascentage Pharma Group International	1,904,028	4,931
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	4,923
	CSC Financial Co. Ltd. Class A	1,162,500	4,885
	BBMG Corp. Class H	31,020,374	4,866
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,587,379	4,861
	Yuexiu Transport Infrastructure Ltd.	8,016,863	4,859
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,851

		Shares	Market Value ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	4,848
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	4,845
	Zhejiang Longsheng Group Co. Ltd. Class A	2,456,400	4,833
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	4,827
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,824
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	4,821
*,1,2	Mobvista Inc.	5,913,000	4,783
	Tianshui Huatian Technology Co. Ltd. Class A	2,627,745	4,770
	China Molybdenum Co. Ltd. Class A (XSSC)	5,727,400	4,756
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,739
	Zhejiang Juhua Co. Ltd. Class A	2,308,646	4,732
	Yonghui Superstores Co. Ltd. Class A	7,723,581	4,731
	Wuxi Shangji Automation Co. Ltd. Class A	235,600	4,730
	First Capital Securities Co. Ltd. Class A	4,579,200	4,706
	Sailun Group Co. Ltd. Class A	2,556,164	4,692
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	4,689
	Proya Cosmetics Co. Ltd. Class A	175,232	4,686
	SDIC Capital Co. Ltd. Class A	3,945,860	4,685
	Sieyuan Electric Co. Ltd. Class A	648,200	4,668
	Jiayuan International Group Ltd.	13,420,671	4,663
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	4,657
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	4,653
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	4,652
	China Harmony Auto Holding Ltd.	8,431,814	4,652
	Ninestar Corp. Class A	601,864	4,651
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,647
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,407,946	4,637
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	4,631
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,122,161	4,628
	Hubei Energy Group Co. Ltd. Class A	6,670,567	4,627
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	4,621
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	592,101	4,621
	Western Superconducting Technologies Co. Ltd. Class A	356,033	4,596
	CECEP Solar Energy Co. Ltd. Class A	3,306,400	4,592
*	360 Security Technology Inc. Class A	2,767,491	4,578
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	4,560
*	Yunnan Tin Co. Ltd. Class A	1,429,273	4,560
	KWG Living Group Holdings Ltd.	10,359,701	4,557
	Jafron Biomedical Co. Ltd. Class A	611,926	4,553
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	796,234	4,550
*	BTG Hotels Group Co. Ltd. Class A	1,117,088	4,542
	CECEP Wind-Power Corp. Class A	5,640,344	4,535
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	4,528
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,834,433	4,523
*	Huangshan Tourism Development Co. Ltd. Class B	6,167,354	4,522
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,519
	China Greatwall Technology Group Co. Ltd. Class A	2,242,800	4,513
	Westone Information Industry Inc. Class A	707,989	4,512
	Zhuzhou Kibing Group Co. Ltd. Class A	1,788,500	4,505
	Bafang Electric Suzhou Co. Ltd. Class A	138,800	4,496
	Yantai Eddie Precision Machinery Co. Ltd. Class A	950,684	4,494
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	4,484
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	4,470
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,364,048	4,461
	Oppein Home Group Inc. Class A	205,000	4,454
	Wens Foodstuffs Group Co. Ltd. Class A	1,392,455	4,434
*	Yunnan Aluminium Co. Ltd. Class A	2,525,600	4,427

		Shares	Market Value ($000)
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	1,921,965	4,415
	Bank of Chongqing Co. Ltd. Class H	7,460,103	4,413
	Anjoy Foods Group Co. Ltd. Class A	208,657	4,406
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,585,797	4,385
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	4,367
	Sinopec Kantons Holdings Ltd.	11,418,700	4,363
	Southwest Securities Co. Ltd. Class A	5,775,609	4,358
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,817,757	4,348
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,342
	China Baoan Group Co. Ltd. Class A	2,113,864	4,341
	Hunan Valin Steel Co. Ltd. Class A	4,963,640	4,331
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,994,606	4,319
	West China Cement Ltd.	25,624,756	4,316
[2]	Midea Real Estate Holding Ltd.	2,914,535	4,306
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	621,857	4,299
	Bank of Changsha Co. Ltd. Class A	3,456,600	4,285
	Shenzhen Jinjia Group Co. Ltd. Class A	1,579,368	4,259
[2]	Archosaur Games Inc.	4,009,676	4,252
*,2	Red Star Macalline Group Corp. Ltd. Class H	7,680,164	4,237
	Zhejiang HangKe Technology Inc. Co. Class A	304,704	4,213
	Western Securities Co. Ltd. Class A	3,483,344	4,196
	State Grid Information & Communication Co. Ltd.	1,333,722	4,183
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	423,300	4,175
	China Minmetals Rare Earth Co. Ltd. Class A	856,600	4,171
	Do-Fluoride New Materials Co. Ltd. Class A	629,700	4,169
[1]	China Modern Dairy Holdings Ltd.	24,427,606	4,162
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,400,200	4,162
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	469,796	4,161
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	3,357,006	4,151
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	5,485,892	4,144
	China Resources Medical Holdings Co. Ltd.	7,337,335	4,143
	Times China Holdings Ltd.	10,685,559	4,142
	Haohua Chemical Science & Technology Co. Ltd.	678,900	4,134
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,248,740	4,129
	Sinolink Securities Co. Ltd. Class A	2,512,146	4,116
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	4,114
*,1	Comba Telecom Systems Holdings Ltd.	17,752,993	4,112
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,495,450	4,108
	AVICOPTER plc Class A	467,491	4,097
*	NavInfo Co. Ltd. Class A	1,623,819	4,095
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	895,516	4,095
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	4,087
	Shanghai Jahwa United Co. Ltd. Class A	636,655	4,064
	Anhui Expressway Co. Ltd. Class A	3,490,233	4,063
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	4,036
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	4,027
[1]	Kangji Medical Holdings Ltd.	3,668,782	4,026
	Gongniu Group Co. Ltd. Class A	163,700	4,023
	Zhejiang Cfmoto Power Co. Ltd. Class A	178,900	4,001
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	448,400	3,990
*,2	Maoyan Entertainment	3,087,177	3,982
	Jiangsu Yoke Technology Co. Ltd. Class A	379,900	3,979
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	6,789,105	3,978
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	148,055	3,969
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	3,959
	China Zheshang Bank Co. Ltd. Class A	7,332,100	3,958
	Zhefu Holding Group Co. Ltd. Class A	4,180,250	3,955
*,1	DouYu International Holdings Ltd. ADR	1,878,388	3,945

		Shares	Market Value ($000)
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,943
	China South Publishing & Media Group Co. Ltd. Class A	2,673,861	3,939
	Beijing Shougang Co. Ltd. Class A	4,421,495	3,900
*	TCL Electronics Holdings Ltd.	7,655,732	3,898
[1,2]	Viva Biotech Holdings	8,471,158	3,887
	Shanxi Securities Co. Ltd. Class A	4,162,379	3,882
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	3,882
	Raytron Technology Co. Ltd. Class A	390,556	3,881
[3]	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	3,873
	China Great Wall Securities Co. Ltd. Class A	2,147,000	3,872
	Consun Pharmaceutical Group Ltd.	7,884,994	3,856
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	77,282	3,855
	SPIC Dongfang New Energy Corp. Class A	5,562,094	3,848
*,2	CStone Pharmaceuticals	4,959,376	3,844
	Hangzhou Dptech Technologies Co. Ltd. Class A	662,054	3,839
	Tofflon Science & Technology Group Co. Ltd. Class A	646,500	3,827
	AECC Aero-Engine Control Co. Ltd. Class A	1,019,700	3,818
	Sinofibers Technology Co. Ltd. Class A	505,823	3,814
*	Kaisa Group Holdings Ltd.	33,724,882	3,813
	Riyue Heavy Industry Co. Ltd. Class A	856,833	3,784
	JNBY Design Ltd.	2,547,664	3,768
*	Sichuan New Energy Power Co. Ltd.	1,165,978	3,766
*,3	China Zhongwang Holdings Ltd.	17,459,813	3,762
	Nanjing Securities Co. Ltd. Class A	2,642,900	3,754
	Shanghai M&G Stationery Inc. Class A	433,200	3,753
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	185,000	3,741
*,2	Ocumension Therapeutics	2,551,000	3,741
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	511,952	3,733
	Hesteel Co. Ltd. Class A	9,894,043	3,725
	Jiangsu Azure Corp.	965,000	3,722
	Keshun Waterproof Technologies Co. Ltd. Class A	1,463,720	3,717
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,561,558	3,713
	Anhui Jinhe Industrial Co. Ltd. Class A	572,473	3,708
	Northeast Securities Co. Ltd. Class A	2,763,300	3,701
	Intco Medical Technology Co. Ltd. Class A	440,250	3,683
	Bank of Chengdu Co. Ltd. Class A	1,656,427	3,682
	Beijing Sinnet Technology Co. Ltd. Class A	1,743,400	3,680
	Kunlun Tech Co. Ltd. Class A	1,238,345	3,672
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	3,669
	Sealand Securities Co. Ltd. Class A	5,956,200	3,667
	Red Avenue New Materials Group Co. Ltd. Class A	652,400	3,664
	Shenghe Resources Holding Co. Ltd. Class A	1,403,500	3,659
	Shenzhen Senior Technology Material Co. Ltd. Class A	645,655	3,651
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,465,092	3,650
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,000,064	3,649
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,597,802	3,643
	Zhejiang Supor Co. Ltd. Class A	445,175	3,643
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	531,500	3,642
	Beijing Yanjing Brewery Co. Ltd. Class A	3,037,510	3,641
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	3,635
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	771,230	3,631
	Anhui Expressway Co. Ltd. Class H	4,276,239	3,623
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,033,795	3,623
	Unisplendour Corp. Ltd. Class A	1,093,352	3,622
	Financial Street Holdings Co. Ltd. Class A	4,058,405	3,620
	Lianhe Chemical Technology Co. Ltd. Class A	1,336,052	3,619
	Shanghai Weaver Network Co. Ltd. Class A	318,604	3,593
	Health & Happiness H&H International Holdings Ltd.	2,135,307	3,588

		Shares	Market Value ($000)
[1,2]	Redco Properties Group Ltd.	10,424,787	3,586
	Goke Microelectronics Co. Ltd. Class A	157,100	3,583
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	3,580
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,640,380	3,572
	Shandong Pharmaceutical Glass Co. Ltd. Class A	653,780	3,567
	Xianhe Co. Ltd. Class A	642,800	3,567
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	3,551
	G-bits Network Technology Xiamen Co. Ltd. Class A	63,849	3,548
	Xuji Electric Co. Ltd. Class A	935,700	3,542
*	Youngy Co. Ltd. Class A	239,400	3,542
	China Dongxiang Group Co. Ltd.	42,509,861	3,538
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	963,500	3,535
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	102,429	3,522
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	255,310	3,504
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	3,502
	CTS International Logistics Corp. Ltd. Class A	1,780,832	3,477
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,419,401	3,474
	Bank of Guiyang Co. Ltd. Class A	3,375,900	3,473
[2]	China New Higher Education Group Ltd.	10,036,112	3,471
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	3,468
	Zhejiang Hailiang Co. Ltd. Class A	1,912,600	3,457
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	7,349,072	3,444
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	3,442
[1]	China Aoyuan Group Ltd.	17,158,787	3,441
	China Railway Signal & Communication Corp. Ltd. Class A	4,522,910	3,440
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,415,600	3,439
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	5,530,215	3,435
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,432
[2]	AK Medical Holdings Ltd.	4,875,598	3,431
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,152,367	3,425
	Luxi Chemical Group Co. Ltd. Class A	1,529,900	3,423
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,423
	Beijing North Star Co. Ltd. Class A (XSSC)	8,484,081	3,420
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,418
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,399,207	3,417
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	617,543	3,411
*	Fujian Sunner Development Co. Ltd. Class A	1,022,800	3,409
*	China Tianying Inc. Class A	4,200,900	3,409
[2]	China Everbright Greentech Ltd.	10,044,713	3,407
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,347,100	3,391
	Tianma Microelectronics Co. Ltd. Class A	1,796,321	3,384
	Shandong Linglong Tyre Co. Ltd. Class A	697,816	3,379
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,377
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	3,370
	Greenland Holdings Corp. Ltd. Class A	4,878,405	3,369
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,361
	Sinoma International Engineering Co. Class A	2,078,800	3,360
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	951,449	3,347
	Jinke Properties Group Co. Ltd. Class A	4,716,739	3,344
	Chacha Food Co. Ltd. Class A	386,978	3,343
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,022,400	3,341
*	Chongqing Iron & Steel Co. Ltd. Class A	10,602,174	3,341
	Shenzhen SC New Energy Technology Corp. Class A	257,306	3,339
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,394,600	3,336
	Wuhu Token Science Co. Ltd. Class A	2,045,128	3,335
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	3,310
*	Burning Rock Biotech Ltd. ADR	367,487	3,307
*	OneConnect Financial Technology Co. Ltd. ADR	1,649,687	3,299

		Shares	Market Value ($000)
	China Foods Ltd.	7,962,706	3,298
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	3,296
	Gaona Aero Material Co. Ltd. Class A	491,800	3,296
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,898,493	3,282
	Quectel Wireless Solutions Co. Ltd. Class A	109,846	3,282
*,1	Gaotu Techedu Inc. ADR	1,753,767	3,280
	Wuhan DR Laser Technology Corp. Ltd. Class A	86,100	3,280
	Shanying International Holding Co. Ltd. Class A	6,598,800	3,275
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,399,704	3,269
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	3,263
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	3,261,275	3,263
	Skyfame Realty Holdings Ltd.	30,098,382	3,245
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,022,980	3,228
	Tianfeng Securities Co. Ltd. Class A	5,491,326	3,228
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	3,226
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	3,224
[3]	Tianli Education International Holdings Ltd.	13,154,042	3,222
	Qingdao Haier Biomedical Co. Ltd. Class A	283,322	3,217
	Shanghai Medicilon Inc. Class A	57,784	3,208
	Fujian Funeng Co. Ltd. Class A	1,599,842	3,207
*	Tongdao Liepin Group	1,319,451	3,197
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	402,594	3,193
	Arcsoft Corp. Ltd. Class A	525,810	3,183
*	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,181
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	3,180
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	3,178
*,1,2	Ascletis Pharma Inc.	6,238,704	3,173
	Yunda Holding Co. Ltd. Class A	1,016,885	3,167
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,666,200	3,164
	Addsino Co. Ltd. Class A	1,350,000	3,162
*	Sinofert Holdings Ltd.	23,574,198	3,159
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	3,153
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	479,861	3,132
	Sangfor Technologies Inc. Class A	127,679	3,131
	Times Neighborhood Holdings Ltd.	7,915,870	3,108
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	3,107
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	3,104
	Xiamen C & D Inc. Class A	2,095,800	3,101
	IKD Co. Ltd. Class A	1,057,868	3,099
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	3,099
	Jiangxi Copper Co. Ltd. Class A	948,901	3,097
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	3,094
	Daan Gene Co. Ltd. Class A	1,104,270	3,088
	TangShan Port Group Co. Ltd. Class A	7,197,500	3,087
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,616,721	3,085
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,082,200	3,084
	Sichuan Yahua Industrial Group Co. Ltd. Class A	836,600	3,082
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,932,600	3,082
	Guolian Securities Co. Ltd. Class A	1,335,400	3,082
*,1,2	Kintor Pharmaceutical Ltd.	3,072,000	3,081
	Yunnan Copper Co. Ltd. Class A	1,599,700	3,080
	Zhongji Innolight Co. Ltd. Class A	541,679	3,077
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	3,076
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	3,065
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	614,100	3,063
*,2	China East Education Holdings Ltd.	5,922,127	3,057
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	3,056
*	Guangdong Golden Dragon Development Inc. Class A	1,354,300	3,047

		Shares	Market Value ($000)
	Chengdu Kanghua Biological Products Co. Ltd. Class A	84,873	3,043
	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,036
	GRG Banking Equipment Co. Ltd. Class A	1,695,943	3,033
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	3,028
	ORG Technology Co. Ltd. Class A	3,221,100	3,024
	East Group Co. Ltd. Class A	2,257,800	3,024
*,1	Zhihu Inc. ADR	707,773	3,022
	Ningbo Joyson Electronic Corp. Class A	1,034,900	3,015
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	3,010
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	3,010
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	620,981	3,007
	FAW Jiefang Group Co. Ltd.	2,022,485	3,006
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,004
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,112,850	2,996
[2]	China Yuhua Education Corp. Ltd.	13,760,786	2,994
	Shenzhen Changhong Technology Co. Ltd. Class A	591,753	2,990
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	2,984
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	2,081,101	2,980
	Hainan Poly Pharm Co. Ltd. Class A	396,876	2,978
	Sunresin New Materials Co. Ltd. Class A	196,619	2,968
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	2,960
	Liaoning Port Co. Ltd. Class A	11,144,265	2,948
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	2,937
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,169,792	2,933
	Xiamen Kingdomway Group Co. Class A	667,531	2,925
	Huagong Tech Co. Ltd. Class A	750,600	2,914
*	Ronshine China Holdings Ltd.	7,014,985	2,902
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,889
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,888
*	Sinopec Oilfield Service Corp. Class H	32,772,792	2,882
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,880
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,445,100	2,878
	Newland Digital Technology Co. Ltd. Class A	1,109,697	2,877
	Weifu High-Technology Group Co. Ltd. Class A	867,641	2,863
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,849
	Kaishan Group Co. Ltd. Class A	1,177,149	2,846
	Jizhong Energy Resources Co. Ltd. Class A	3,547,276	2,844
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,844
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,121,400	2,834
	DHC Software Co. Ltd. Class A	2,504,600	2,832
	Sinomine Resource Group Co. Ltd. Class A	303,184	2,828
	Shanghai Chinafortune Co. Ltd. Class A	1,455,500	2,827
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	2,814
	C&S Paper Co. Ltd. Class A	1,196,908	2,811
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,808
	Hangjin Technology Co. Ltd. Class A	522,400	2,806
	Harbin Electric Co. Ltd. Class H	8,451,020	2,804
	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	2,801
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,458,000	2,800
*	Bank of Zhengzhou Co. Ltd. Class A	5,740,623	2,762
	Bank of Chongqing Co. Ltd. Class A	2,031,359	2,759
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	802,000	2,757
	Fire Rock Holdings Ltd.	28,888,300	2,755
	YGSOFT Inc. Class A	2,036,939	2,753
	Heilongjiang Agriculture Co. Ltd. Class A	1,313,700	2,746
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,745
*	OFILM Group Co. Ltd. Class A	2,171,614	2,743
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,740

		Shares	Market Value ($000)
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,731
	Xi'an Triangle Defense Co. Ltd. Class A	393,320	2,730
*	Guangshen Railway Co. Ltd. Class H	15,465,193	2,723
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,716
	Hefei Meiya Optoelectronic Technology Inc. Class A	509,920	2,707
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,698
	China Galaxy Securities Co. Ltd. Class A	1,620,500	2,695
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	2,691
	Yintai Gold Co. Ltd. Class A	2,050,500	2,686
*	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,685
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	2,684
	China National Medicines Corp. Ltd. Class A	610,388	2,681
	Hubei Dinglong Co. Ltd. Class A	811,900	2,681
	Three's Co. Media Group Co. Ltd. Class A	89,700	2,671
[2]	Qingdao Port International Co. Ltd. Class H	4,914,832	2,667
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	2,660
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	2,653
	Nantong Jianghai Capacitor Co. Ltd. Class A	698,845	2,653
	Guangzhou Restaurant Group Co. Ltd. Class A	748,160	2,649
*	Hi Sun Technology China Ltd.	20,092,456	2,647
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,645
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,642
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	2,640
*	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	2,639
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,632
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	2,622
	Tibet Summit Resources Co. Ltd. Class A	573,840	2,617
	Nanjing Iron & Steel Co. Ltd. Class A	4,548,246	2,614
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	2,604
	Joyoung Co. Ltd. Class A	733,277	2,603
	Risen Energy Co. Ltd. Class A	751,059	2,601
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	2,598
	QuakeSafe Technologies Co. Ltd.	185,960	2,596
	Shanghai Construction Group Co. Ltd. Class A	5,005,400	2,595
	Shanxi Coking Co. Ltd. Class A	3,136,871	2,591
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,589
	Beijing Originwater Technology Co. Ltd. Class A	2,479,000	2,585
	BBMG Corp. Class A (XSSC)	5,978,491	2,585
	B-Soft Co. Ltd. Class A	1,755,195	2,584
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,179,300	2,581
	Shanghai Haixin Group Co. Class B	7,509,733	2,578
	Lushang Health Industry Development Co. Ltd. Class A	1,495,000	2,575
*	Roshow Technology Co. Ltd. Class A	1,307,100	2,573
	Electric Connector Technology Co. Ltd. Class A	317,622	2,571
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,567
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	2,565
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	2,559
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,558
[1]	Zhongliang Holdings Group Co. Ltd.	5,408,689	2,542
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,359,654	2,541
*	Shandong Head Group Co. Ltd. Class A	312,967	2,541
*	Genetron Holdings Ltd. ADR	610,122	2,538
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	300,681	2,534
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,531
	TongFu Microelectronics Co. Ltd. Class A	915,220	2,530
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,529
	Zhongtai Securities Co. Ltd. Class A	1,835,600	2,518
	Lier Chemical Co. Ltd. Class A	548,302	2,498

		Shares	Market Value ($000)
	Shenzhen Topband Co. Ltd. Class A	1,084,300	2,489
	Huaxin Cement Co. Ltd. Class A (XSSC)	846,281	2,478
	Guangdong Hybribio Biotech Co. Ltd. Class A	574,305	2,477
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	2,476
	Sichuan Shuangma Cement Co. Ltd. Class A	706,900	2,473
*	Beijing Enterprises Clean Energy Group Ltd.	201,763,090	2,464
	Sinotrans Ltd. Class A (XSSC)	3,819,621	2,462
	Sinocare Inc. Class A	662,149	2,459
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	2,459
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,458
	CPMC Holdings Ltd.	4,288,018	2,457
*	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,457
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	2,457
	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	2,455
	Hongta Securities Co. Ltd. Class A	1,470,823	2,453
	Sinosoft Co. Ltd. Class A	545,000	2,453
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	2,452
	Huapont Life Sciences Co. Ltd. Class A	2,507,000	2,452
	Nanjing Hanrui Cobalt Co. Ltd. Class A	217,900	2,452
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,452
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	4,889,190	2,443
	Valiant Co. Ltd. Class A	719,500	2,442
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	641,900	2,435
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	2,429
	Victory Giant Technology Huizhou Co. Ltd. Class A	589,700	2,427
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	2,424
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,452,983	2,419
	Glarun Technology Co. Ltd. Class A	996,900	2,417
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,416
	Yusys Technologies Co. Ltd. Class A	644,320	2,407
*,1	LVGEM China Real Estate Investment Co. Ltd.	12,748,602	2,406
*	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	2,405
	Shenzhen Properties & Resources Development Group Ltd. Class A	1,389,110	2,402
	Shennan Circuits Co. Ltd. Class A	127,854	2,401
	Perfect World Co. Ltd. Class A	1,102,250	2,399
	Guangdong Hongda Holdings Group Co. Ltd. Class A	577,800	2,397
*,1	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,395
	Laobaixing Pharmacy Chain JSC Class A	356,613	2,394
	LianChuang Electronic Technology Co. Ltd. Class A	805,709	2,375
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	691,425	2,366
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,362
	MLS Co. Ltd. Class A	1,138,765	2,360
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	2,359
	China Lilang Ltd.	4,128,094	2,349
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	373,200	2,340
	Wanxiang Qianchao Co. Ltd. Class A	2,627,230	2,338
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	2,333
[1]	First Tractor Co. Ltd. Class H	4,782,714	2,332
*	Chengzhi Co. Ltd. Class A	1,133,107	2,332
	Beijing GeoEnviron Engineering & Technology Inc. Class A	914,546	2,332
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,112,940	2,328
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	352,000	2,322
	Jinneng Science&Technology Co. Ltd. Class A	1,039,480	2,315
*	Ourpalm Co. Ltd. Class A	3,936,275	2,314
	An Hui Wenergy Co. Ltd. Class A	3,579,121	2,313
	INESA Intelligent Tech Inc. Class B	5,100,446	2,303
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	568,168	2,298

		Shares	Market Value ($000)
	China South City Holdings Ltd.	28,703,084	2,293
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	2,278
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	324,346	2,272
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	2,265
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	2,265
	Qianhe Condiment & Food Co. Ltd. Class A	755,102	2,265
*	Suning Universal Co. Ltd. Class A	3,542,392	2,264
	Central China Management Co. Ltd.	13,212,625	2,264
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	2,260
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	2,259
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	2,255
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,598,561	2,255
	Edifier Technology Co. Ltd. Class A	1,324,600	2,255
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,733,760	2,251
*,3	China Huiyuan Juice Group Ltd.	8,667,863	2,246
*	Air China Ltd. Class A (XSSC)	1,406,800	2,245
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,891,801	2,235
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	410,384	2,230
	Yuzhou Group Holdings Co. Ltd.	27,586,579	2,228
	IReader Technology Co. Ltd. Class A	745,293	2,226
	5I5J Holding Group Co. Ltd. Class A	4,654,981	2,219
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,217
*	Bohai Leasing Co. Ltd. Class A	5,246,500	2,216
	Shanghai Shimao Co. Ltd. Class A	4,285,304	2,209
	Vats Liquor Chain Store Management JSC Ltd. Class A	314,200	2,209
	Juewei Food Co. Ltd. Class A	265,364	2,208
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	2,208
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,164,000	2,207
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	2,206
	Sino Wealth Electronic Ltd. Class A	253,869	2,204
	Camel Group Co. Ltd. Class A	1,012,512	2,201
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	2,195
*	GCL System Integration Technology Co. Ltd. Class A	4,364,100	2,193
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,568,900	2,193
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	2,174
	Topsec Technologies Group Inc. Class A	899,100	2,168
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,310,617	2,167
	Fibocom Wireless Inc. Class A	303,160	2,165
	Shandong Longda Meishi Co. Ltd. Class A	1,541,699	2,165
	Shandong Publishing & Media Co. Ltd. Class A	2,313,687	2,160
	Shenzhen Yinghe Technology Co. Ltd. Class A	525,774	2,160
	Leo Group Co. Ltd. Class A	5,903,800	2,159
*	Gree Real Estate Co. Ltd. Class A	2,252,569	2,158
	Offshore Oil Engineering Co. Ltd. Class A	3,045,700	2,151
	Eastern Communications Co. Ltd. Class B	4,633,259	2,150
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	2,142
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	2,142
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	2,141
	China Express Airlines Co. Ltd. Class A	1,037,390	2,134
	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	2,130
	Grandblue Environment Co. Ltd. Class A	664,636	2,127
*	Talkweb Information System Co. Ltd. Class A	1,925,183	2,121
	Hainan Strait Shipping Co. Ltd. Class A	2,358,251	2,118
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	2,117
*,2	Medlive Technology Co. Ltd.	1,303,000	2,116
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,606,796	2,113
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	2,108
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,146,287	2,108

		Shares	Market Value ($000)
	Hunan Aihua Group Co. Ltd. Class A	392,897	2,107
	Tangshan Jidong Cement Co. Ltd. Class A	1,163,400	2,104
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,404,300	2,102
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,666,524	2,097
	PCI Technology Group Co. Ltd. Class A	1,547,000	2,096
*	CanSino Biologics Inc. Class A	51,999	2,095
	Sichuan Expressway Co. Ltd. Class H	7,901,253	2,080
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,462,720	2,079
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	2,079
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,072
	Taiji Computer Corp. Ltd. Class A	542,591	2,071
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	865,500	2,065
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,717,949	2,062
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,610,194	2,061
	Chongqing Department Store Co. Ltd. Class A	477,000	2,059
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	2,056
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	1,671,161	2,051
	Shaanxi Construction Machinery Co. Ltd. Class A	1,259,800	2,045
	Zheshang Securities Co. Ltd. Class A	1,044,547	2,037
*	Tongda Group Holdings Ltd.	77,744,493	2,034
	Suofeiya Home Collection Co. Ltd. Class A	590,200	2,031
	Oriental Energy Co. Ltd. Class A	1,182,800	2,031
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,426,679	2,026
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	106,900	2,025
*	China Fangda Group Co. Ltd. Class B	6,247,740	2,019
	Zhejiang Medicine Co. Ltd. Class A	841,500	2,019
*	Guangshen Railway Co. Ltd. Class A (XSSC)	5,495,100	2,008
	Shenzhen Goodix Technology Co. Ltd. Class A	143,147	2,008
	Xingda International Holdings Ltd.	9,106,286	2,000
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,044,300	1,997
*,1,3	National Agricultural Holdings Ltd.	13,075,708	1,996
	Central China Securities Co. Ltd. Class H	10,266,945	1,994
*,1	BEST Inc. ADR	2,322,741	1,989
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,979
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	1,978
	Xinfengming Group Co. Ltd. Class A	940,069	1,975
*	Guosheng Financial Holding Inc. Class A	1,441,200	1,972
	China Publishing & Media Co. Ltd. Class A	2,400,990	1,972
	Sanquan Food Co. Ltd. Class A	782,125	1,966
[1]	Perennial Energy Holdings Ltd.	9,014,895	1,966
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	5,039,621	1,960
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	882,304	1,958
	Sino-Platinum Metals Co. Ltd. Class A	530,660	1,954
	Sansteel Minguang Co. Ltd. Fujian Class A	1,782,300	1,952
*	North Industries Group Red Arrow Co. Ltd. Class A	669,000	1,950
	GCI Science & Technology Co. Ltd. Class A	593,000	1,939
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,937
	Shenzhen Desay Battery Technology Co. Class A	252,155	1,927
	Kehua Data Co. Ltd. Class A	390,480	1,926
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,923
	Inmyshow Digital Technology Group Co. Ltd.	1,226,351	1,916
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,914
	Visual China Group Co. Ltd. Class A	689,897	1,905
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,481,143	1,905
	Archermind Technology Nanjing Co. Ltd. Class A	213,695	1,905
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,904
*	Trip.com Group Ltd.	71,415	1,900

		Shares	Market Value ($000)
	Shanghai Belling Co. Ltd. Class A	574,800	1,899
	Monalisa Group Co. Ltd. Class A	494,285	1,896
	Nanjing Yunhai Special Metals Co. Ltd. Class A	639,166	1,896
	China Automotive Engineering Research Institute Co. Ltd. Class A	749,490	1,896
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,894
	Wuxi Taiji Industry Co. Ltd. Class A	1,631,000	1,883
	Jiuzhitang Co. Ltd. Class A	1,329,601	1,882
	Eoptolink Technology Inc. Ltd. Class A	339,813	1,882
	China Kepei Education Group Ltd.	5,845,574	1,881
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,880
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,877
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,872
	All Winner Technology Co. Ltd. Class A	224,700	1,872
	Zhende Medical Co. Ltd. Class A	286,538	1,872
	Xiangcai Co. Ltd. Class A	1,369,700	1,869
*	Siasun Robot & Automation Co. Ltd. Class A	1,165,640	1,867
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,722,003	1,863
	Beijing Tongtech Co. Ltd. Class A	426,422	1,860
	Hangcha Group Co. Ltd. Class A	736,444	1,854
	CNOOC Energy Technology & Services Ltd. Class A	4,347,600	1,845
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,844
	CSSC Science & Technology Co. Ltd. Class A	759,200	1,840
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,839
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,837
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,832
	Amoy Diagnostics Co. Ltd. Class A	201,650	1,832
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,829
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,829
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,827
*,1,2	Koolearn Technology Holding Ltd.	3,393,957	1,826
[1]	Chaowei Power Holdings Ltd.	6,409,328	1,819
	Guocheng Mining Co. Ltd. Class A	935,164	1,819
	COFCO Biotechnology Co. Ltd. Class A	1,180,800	1,817
*	CITIC Securities International Co. Ltd. Rights Exp. 2/23/22	4,594,346	1,815
	Yango Group Co. Ltd. Class A	3,984,593	1,805
	CNHTC Jinan Truck Co. Ltd. Class A	829,119	1,804
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,798
	Juneyao Airlines Co. Ltd. Class A	632,430	1,792
*	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,785
	Shanghai Industrial Urban Development Group Ltd.	18,382,739	1,776
	Digital China Group Co. Ltd. Class A	743,500	1,770
	CGN Power Co. Ltd. Class A	3,900,400	1,767
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	836,700	1,765
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	277,430	1,765
	Bear Electric Appliance Co. Ltd. Class A	222,590	1,763
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,761
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,757
	Sai Micro Electronics Inc. Class A	521,574	1,755
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	1,007,800	1,753
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,745
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,606,081	1,739
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	833,100	1,739
	Jinhui Liquor Co. Ltd. Class A	349,682	1,732
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,026,300	1,731
	Wuxi Boton Technology Co. Ltd. Class A	522,500	1,730
[1,2]	Everbright Securities Co. Ltd. Class H	2,295,032	1,724
	CMST Development Co. Ltd. Class A	1,922,706	1,724

		Shares	Market Value ($000)
	Hangzhou Onechance Tech Corp. Class A	254,009	1,723
	Greenland Hong Kong Holdings Ltd.	8,732,362	1,720
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,720
	Shenzhen Infogem Technologies Co. Ltd. Class A	809,700	1,719
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,714
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	1,707
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,706
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,704
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,703
	China TransInfo Technology Co. Ltd. Class A	795,500	1,702
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	1,700
	Wuhan Jingce Electronic Group Co. Ltd. Class A	198,761	1,699
*	Sonoscape Medical Corp. Class A	380,861	1,699
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,697
	Guangdong South New Media Co. Ltd. Class A	222,495	1,693
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,784,880	1,691
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,386,600	1,689
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,688
	Yankershop Food Co. Ltd. Class A	162,369	1,688
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,687
*	China Aluminum International Engineering Corp. Ltd. Class A	2,197,500	1,675
*	C&D Property Management Group Co. Ltd.	3,055,088	1,671
	Caitong Securities Co. Ltd. Class A	1,083,100	1,669
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,665
	Eternal Asia Supply Chain Management Ltd. Class A	2,012,797	1,663
*	YaGuang Technology Group Co. Ltd.	1,311,300	1,654
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	1,650
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,642
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,177,773	1,641
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	444,960	1,640
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,635
*	Henan Yuneng Holdings Co. Ltd. Class A	1,736,624	1,633
[1]	Shandong Chenming Paper Holdings Ltd. Class H	3,541,406	1,629
	Shenzhen Leaguer Co. Ltd. Class A	965,100	1,629
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,624
	Zhongfu Information Inc. Class A	291,264	1,624
*	Markor International Home Furnishings Co. Ltd. Class A	2,963,600	1,619
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,132,400	1,617
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,614
	Shanghai Pudong Construction Co. Ltd. Class A	1,680,539	1,614
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,609
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,608
	CETC Digital Technology Co. Ltd. Class A	308,900	1,608
*	STO Express Co. Ltd. Class A	1,144,747	1,604
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	1,603
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	402,797	1,600
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,596
	Lancy Co. Ltd. Class A	396,400	1,592
	Sunflower Pharmaceutical Group Co. Ltd. Class A	728,495	1,589
	Goldenmax International Technology Ltd. Class A	858,300	1,587
*	Sinopec Oilfield Service Corp. Class A (XSSC)	4,928,000	1,586
	Winall Hi-Tech Seed Co. Ltd. Class A	407,600	1,585
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,577
	Blue Sail Medical Co. Ltd. Class A	663,503	1,574
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	1,574
	China Meheco Co. Ltd. Class A	922,364	1,570
	Wellhope Foods Co. Ltd. Class A	921,083	1,569
	Shanghai Pret Composites Co. Ltd. Class A	662,260	1,563

		Shares	Market Value ($000)
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,560
	Skyworth Digital Co. Ltd. Class A	783,757	1,551
[1]	E-House China Enterprise Holdings Ltd.	6,575,549	1,542
	Ningbo Huaxiang Electronic Co. Ltd. Class A	491,300	1,539
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,535
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,534
	Qingling Motors Co. Ltd. Class H	7,692,534	1,533
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	936,200	1,530
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,527
	Anhui Construction Engineering Group Co. Ltd. Class A	2,114,587	1,525
*	Autohome Inc. Class A	191,028	1,522
	Accelink Technologies Co. Ltd. Class A	479,400	1,521
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,512
	Xiamen Intretech Inc. Class A	319,260	1,511
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	446,850	1,511
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,510
	China Merchants Port Group Co. Ltd. Class A	581,974	1,507
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,506
	Changchun Faway Automobile Components Co. Ltd. Class A	897,250	1,501
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	1,500
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,497
	Chinalin Securities Co. Ltd. Class A	675,900	1,497
	ChemPartner PharmaTech Co. Ltd. Class A	820,246	1,495
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	1,494
	BGI Genomics Co. Ltd. Class A	113,290	1,492
*	Visionox Technology Inc. Class A	1,176,672	1,491
	Shanghai AtHub Co. Ltd. Class A	274,170	1,491
	Bluestar Adisseo Co. Class A	845,412	1,490
*	China Tungsten & Hightech Materials Co. Ltd. Class A	714,600	1,488
	Beijing Thunisoft Corp. Ltd. Class A	810,273	1,487
	Edan Instruments Inc. Class A	839,800	1,482
*	Yatsen Holding Ltd. ADR	897,806	1,481
	DBG Technology Co. Ltd. Class A	748,242	1,468
	Autobio Diagnostics Co. Ltd. Class A	192,732	1,467
	Autel Intelligent Technology Corp. Ltd. Class A	148,007	1,466
	KPC Pharmaceuticals Inc. Class A	973,100	1,461
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,458
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,457
	Huabao Flavours & Fragrances Co. Ltd. Class A	312,644	1,457
	Jiangxi Bank Co. Ltd. Class H	4,410,882	1,454
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	302,331	1,454
	Xiamen Jihong Technology Co. Ltd. Class A	496,984	1,451
	Yijiahe Technology Co. Ltd. Class A	143,360	1,449
	Shanghai Jin Jiang Online Network Service Co. Ltd.	2,339,232	1,448
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,443
*	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,441
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,440
*	Genimous Technology Co. Ltd. Class A	1,363,240	1,439
	Opple Lighting Co. Ltd. Class A	479,456	1,439
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	1,427
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,427
	Tongyu Heavy Industry Co. Ltd. Class A	2,782,600	1,423
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	426,760	1,420
	Luenmei Quantum Co. Ltd. Class A	1,097,170	1,415
	Angang Steel Co. Ltd. Class A	2,532,750	1,414
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,410
	Shenzhen World Union Group Inc. Class A	2,523,380	1,408
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,407

		Shares	Market Value ($000)
*	Hunan Gold Corp. Ltd. Class A	855,220	1,401
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,397
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,390
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,051,000	1,389
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,389
	Lao Feng Xiang Co. Ltd. Class A	192,928	1,385
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	236,229	1,382
	Chengdu Wintrue Holding Co. Ltd. Class A	715,900	1,382
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,379
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,379
	Jiajiayue Group Co. Ltd. Class A	610,605	1,376
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	38,654	1,372
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	1,366
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	377,800	1,366
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	1,360
	Wuhan Department Store Group Co. Ltd. Class A	797,600	1,359
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,357
	People.cn Co. Ltd. Class A	670,600	1,357
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,900	1,351
	Transfar Zhilian Co. Ltd. Class A	1,103,868	1,350
	Huafu Fashion Co. Ltd.	1,846,024	1,349
	Hangzhou Shunwang Technology Co. Ltd. Class A	613,800	1,348
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,347
	Hebei Chengde Lulu Co. Ltd. Class A	929,868	1,347
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	283,500	1,343
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,333
	Anhui Genuine New Materials Co. Ltd. Class A	370,245	1,323
	Keboda Technology Co. Ltd. Class A	105,300	1,319
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,317
*	Chengdu CORPRO Technology Co. Ltd. Class A	465,900	1,315
	Chengdu Leejun Industrial Co. Ltd. Class A	838,700	1,315
	Xinhuanet Co. Ltd. Class A	450,435	1,314
	Client Service International Inc. Class A	412,050	1,311
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,308
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,305
[2]	Cathay Media & Education Group Inc.	5,430,903	1,304
*,2	Yixin Group Ltd.	8,023,500	1,303
	Hexing Electrical Co. Ltd. Class A	655,820	1,291
	Wondershare Technology Group Co. Ltd. Class A	198,085	1,290
*	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	1,290
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	1,290
	Guangdong Tapai Group Co. Ltd. Class A	803,509	1,289
	Toly Bread Co. Ltd. Class A	314,055	1,288
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,584,655	1,280
	Bank of Qingdao Co. Ltd. Class A	1,974,793	1,279
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	329,500	1,279
	Hytera Communications Corp. Ltd. Class A	1,706,400	1,275
	Chongqing Rural Commercial Bank Co. Ltd. Class A	2,096,300	1,274
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	80,300	1,273
*	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,270
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,261
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,251,600	1,252
	Luolai Lifestyle Technology Co. Ltd. Class A	551,130	1,252
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,252
	Jiangling Motors Corp. Ltd. Class A	501,178	1,247
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,245
	Foran Energy Group Co. Ltd.	769,187	1,244
	Konka Group Co. Ltd. Class A	1,345,700	1,242

		Shares	Market Value ($000)
	Konfoong Materials International Co. Ltd. Class A	150,800	1,242
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	1,238
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,237
	JL Mag Rare-Earth Co. Ltd. Class A	220,040	1,237
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,235
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,228
	Maccura Biotechnology Co. Ltd. Class A	310,315	1,222
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,217
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,512,869	1,213
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,211
	Tech-Bank Food Co. Ltd. Class A	1,234,660	1,209
	Chongqing Water Group Co. Ltd. Class A	1,300,800	1,208
*	Holitech Technology Co. Ltd. Class A	2,159,500	1,207
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,434,774	1,204
	Shenzhen Expressway Corp. Ltd. (XSSC)	783,148	1,204
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,201
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	1,199
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,197
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,235,186	1,189
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	1,182
	Winner Medical Co. Ltd. Class A	104,164	1,178
	First Tractor Co. Ltd. Class A (XSSC)	590,200	1,176
*	Shandong Airlines Co. Ltd. Class B	2,280,677	1,171
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	1,170
	Zhejiang Narada Power Source Co. Ltd. Class A	671,600	1,170
	Bank of Suzhou Co. Ltd. Class A	1,090,800	1,170
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	513,916	1,167
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	178,240	1,162
	China World Trade Center Co. Ltd. Class A	533,200	1,150
*,1	China Maple Leaf Educational Systems Ltd.	18,356,959	1,145
	ADAMA Ltd. Class A	933,088	1,145
	Hangzhou Boiler Group Co. Ltd. Class A	259,640	1,144
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	174,900	1,143
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	1,142
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	1,136
*	China Merchants Land Ltd.	10,861,861	1,132
	Guizhou Gas Group Corp. Ltd. Class A	786,060	1,129
	Gansu Shangfeng Cement Co. Ltd. Class A	360,100	1,124
	CSG Holding Co. Ltd. Class A	791,732	1,121
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	1,119
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	800,952	1,119
	Digital China Information Service Co. Ltd. Class A	496,802	1,106
	Lakala Payment Co. Ltd. Class A	269,300	1,105
	Rainbow Digital Commercial Co. Ltd. Class A	1,000,592	1,101
	Dare Power Dekor Home Co. Ltd. Class A	563,966	1,100
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,076,600	1,097
*	Hongli Zhihui Group Co. Ltd. Class A	551,485	1,097
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,083
*	So-Young International Inc. ADR	449,869	1,080
	Guangxi Liugong Machinery Co. Ltd. Class A	942,500	1,073
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	1,067
	ZheJiang Dali Technology Co. Ltd. Class A	431,140	1,063
	KingClean Electric Co. Ltd. Class A	265,519	1,054
	Unilumin Group Co. Ltd. Class A	842,477	1,053
	Lu Thai Textile Co. Ltd. Class B	2,078,383	1,046
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	99,348	1,041
	Zhejiang Communications Technology Co. Ltd.	1,187,501	1,037

		Shares	Market Value ($000)
	BOC International China Co. Ltd. Class A	542,000	1,037
*	Kama Co. Ltd. Class B	3,119,707	1,022
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	717,873	1,015
	Beijing VRV Software Corp. Ltd. Class A	1,199,400	1,014
	FAWER Automotive Parts Co. Ltd. Class A	1,018,610	1,012
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	1,011
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	913,300	1,008
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	274,500	1,005
	Hebei Construction Group Corp. Ltd. Class H	5,545,057	1,001
	Zhuhai Bojay Electronics Co. Ltd. Class A	115,100	1,000
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	995
	Shenzhen Center Power Tech Co. Ltd. Class A	357,461	984
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	984
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	978
	China Oilfield Services Ltd. Class A	430,400	975
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	958,095	968
*,1	Bilibili Inc.	27,500	961
*	Shengda Resources Co. Ltd. Class A	493,300	959
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	219,608	959
*	Shang Gong Group Co. Ltd. Class B	2,430,435	957
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	955
*	Orient Group Inc. Class A	2,098,600	952
	Shenzhen Anche Technologies Co. Ltd. Class A	233,410	949
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	946
*	Innuovo Technology Co. Ltd. Class A	889,700	944
*	Shenzhen SDG Information Co. Ltd. Class A	966,740	935
	Wasu Media Holding Co. Ltd. Class A	770,800	930
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	458,100	928
	Black Peony Group Co. Ltd. Class A	854,300	917
*	Luoniushan Co. Ltd. Class A	869,300	916
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	911
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	911
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	911
	Beijing North Star Co. Ltd. Class H	6,015,613	905
	Fujian Longking Co. Ltd. Class A	710,193	901
*	Alpha Group Class A	989,100	900
	Suzhou Good-Ark Electronics Co. Ltd. Class A	500,100	896
	Dongjiang Environmental Co. Ltd. Class H	1,853,159	892
	Chongqing Dima Industry Co. Ltd. Class A	2,361,340	889
	Greattown Holdings Ltd. Class A	1,564,400	885
*	Anhui Tatfook Technology Co. Ltd. Class A	547,916	885
*	Zhejiang Jingu Co. Ltd. Class A	755,112	883
	Beijing Ctrowell Technology Corp. Ltd. Class A	551,700	878
	Yotrio Group Co. Ltd. Class A	1,733,900	875
	Shandong Humon Smelting Co. Ltd. Class A	497,500	871
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	869
*	Aotecar New Energy Technology Co. Ltd. Class A	1,654,000	867
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	866
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	859
	Guangdong Aofei Data Technology Co. Ltd. Class A	251,957	854
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,512,000	853
	EIT Environmental Development Group Co. Ltd. Class A	189,603	846
*	Youzu Interactive Co. Ltd. Class A	441,400	842
	China Harzone Industry Corp. Ltd. Class A	614,775	842
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	836
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	413,600	832
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	825
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,363,100	815

		Shares	Market Value ($000)
*	Berry Genomics Co. Ltd. Class A	321,450	815
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	810
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	792
	Guomai Technologies Inc. Class A	850,700	790
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	790
*	CSG Smart Science&Technology Co. Ltd. Class A	483,700	789
*	INKON Life Technology Co. Ltd. Class A	425,000	776
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	771
	Beken Corp. Class A	107,100	771
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,030,900	763
	JSTI Group Class A	760,180	744
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	594,600	742
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	423,300	741
	PhiChem Corp. Class A	200,760	735
	Xinjiang Communications Construction Group Co. Ltd. Class A	409,000	733
	Double Medical Technology Inc. Class A	95,425	729
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	728
*	Fantasia Holdings Group Co. Ltd.	17,749,215	720
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	720
*	GDS Holdings Ltd. Class A	137,770	719
*	Sichuan Languang Development Co. Ltd. Class A	2,280,500	714
	Tibet Tianlu Co. Ltd. Class A	734,904	711
	Vatti Corp. Ltd. Class A	763,400	705
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	716,800	704
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	657,976	702
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	700
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	88,153	700
	Feitian Technologies Co. Ltd. Class A	276,200	697
	Shanghai Yaoji Technology Co. Ltd. Class A	191,700	695
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	758,600	690
*,1	New Oriental Education & Technology Group Inc.	487,370	683
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	341,189	682
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	493,500	679
	Tangrenshen Group Co. Ltd. Class A	524,700	679
	Deppon Logistics Co. Ltd. Class A	375,100	675
	Jiangsu Guoxin Corp. Ltd. Class A	691,900	669
[1,2]	Shandong Gold Mining Co. Ltd. Class H	385,490	651
	Canny Elevator Co. Ltd. Class A	560,800	648
	Streamax Technology Co. Ltd. Class A	112,900	645
	Guangdong Topstar Technology Co. Ltd. Class A	299,460	640
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	639
	Shenzhen Aisidi Co. Ltd. Class A	389,000	612
*	HyUnion Holding Co. Ltd. Class A	496,400	610
	Chongqing Zaisheng Technology Corp. Ltd. Class A	381,660	610
*	Huazhu Group Ltd.	154,750	610
*,3	Boshiwa International Holding Ltd.	2,777,000	598
	Fulongma Group Co. Ltd. Class A	297,940	588
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,354,600	580
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	367,000	579
*,1	Colour Life Services Group Co. Ltd.	4,674,895	577
	Hangzhou Century Co. Ltd. Class A	548,259	541
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	116,203	520
	Qingdao Port International Co. Ltd. Class A	592,220	518
	Western Region Gold Co. Ltd. Class A	274,900	510
*,1,3	China Fishery Group Ltd.	9,033,000	508
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	238,400	484
*	Bestway Marine & Energy Technology Co. Ltd. Class A	683,500	484
	Era Co. Ltd. Class A	583,500	482

		Shares	Market Value ($000)
	China West Construction Group Co. Ltd. Class A	382,477	479
	CITIC Press Corp. Class A	113,160	476
	Beijing Compass Technology Development Co. Ltd. Class A	79,200	476
	Shandong Dawn Polymer Co. Ltd. Class A	208,800	462
	Zhejiang Wanma Co. Ltd. Class A	387,000	459
	Sichuan Teway Food Group Co. Ltd. Class A	136,402	453
	Kunming Yunnei Power Co. Ltd. Class A	825,800	444
	Tianjin Teda Co. Ltd. Class A	674,400	431
	Three Squirrels Inc. Class A	75,800	405
	Shenzhen Sinovatio Technology Co. Ltd. Class A	89,469	394
	China International Capital Corp. Ltd. Class A	56,800	391
	City Development Environment Co. Ltd.	238,900	386
	Contec Medical Systems Co. Ltd. Class A	72,500	384
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	377
[1]	Wisdom Education International Holdings Co. Ltd.	5,559,822	375
	Eastern Communications Co. Ltd. Class A (XSSC)	231,200	373
[2]	Pharmaron Beijing Co. Ltd. Class H	29,200	371
*	Guangdong Advertising Group Co. Ltd. Class A	509,300	370
	Hwa Create Co. Ltd. Class A	236,700	357
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	556,700	356
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	286,200	341
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	333
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	297
	Shanghai Highly Group Co. Ltd. Class B	579,037	293
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	158,752	287
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	141,700	243
	Fujian Green Pine Co. Ltd. Class A	177,800	238
	Bengang Steel Plates Co. Ltd. Class A	396,500	236
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	580,300	233
	Hebei Huijin Group Co. Ltd. Class A	157,300	228
*,3	China Lumena New Materials Corp.	337,200	216
*,3	China Lumena New Materials Corp. Rights	337,200	206
*,3	Real Gold Mining Ltd.	1,345,000	144
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	China Animal Healthcare Ltd.	4,917,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,3	CT Environmental Group Ltd.	28,987,223	—
			35,109,514
Colombia (0.1%)
	Ecopetrol SA	64,400,041	47,389
	Bancolombia SA ADR	1,226,660	43,645
	Interconexion Electrica SA ESP	5,333,701	31,885
	Bancolombia SA Preference Shares	3,096,748	27,643
	Bancolombia SA	1,810,767	18,118
[3]	Grupo de Inversiones Suramericana SA	2,580,238	17,810
	Grupo Argos SA	3,957,752	16,181
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	14,527
	Cementos Argos SA	6,289,689	10,324
*	Banco Davivienda SA Preference Shares	1,191,384	10,050
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	5,560

		Shares	Market Value ($000)
	Grupo Aval Acciones y Valores SA ADR	275,564	1,571
			244,703
Cyprus (0.0%)
*,3	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,075,940	77,025
	Komercni Banka A/S	998,108	44,259
[2]	Moneta Money Bank A/S	4,597,826	19,827
	O2 Czech Republic A/S	526,378	6,514
	Philip Morris CR A/S	6,807	5,186
			152,811
Denmark (1.5%)
	Novo Nordisk A/S Class B	20,633,554	2,052,385
	DSV A/S	2,525,557	513,144
	Vestas Wind Systems A/S	13,140,094	355,576
*	Genmab A/S	770,247	262,292
[2]	Orsted A/S	2,454,060	261,468
[1]	AP Moller - Maersk A/S Class B	71,711	257,596
	Coloplast A/S Class B	1,734,211	252,193
	Carlsberg A/S Class B	1,244,409	201,508
	AP Moller - Maersk A/S Class A	54,949	184,093
	Novozymes A/S Class B	2,585,608	177,495
	Danske Bank A/S	8,592,394	166,789
	Pandora A/S	1,262,077	137,238
	Chr Hansen Holding A/S	1,340,222	107,480
	GN Store Nord A/S	1,670,671	101,099
	Tryg A/S	4,008,547	94,986
	Royal Unibrew A/S	627,663	72,160
*	Demant A/S	1,374,153	60,797
	Ringkjoebing Landbobank A/S	377,798	49,733
	SimCorp A/S	514,442	47,967
[1]	Ambu A/S Class B	2,242,896	47,525
*	ISS A/S	2,429,656	45,775
*	Jyske Bank A/S (Registered)	731,196	43,069
*	ALK-Abello A/S Class B	86,636	36,584
	Topdanmark A/S	565,908	32,366
[2]	Netcompany Group A/S	425,468	31,257
	ROCKWOOL International A/S Class B	80,808	30,950
	Sydbank A/S	774,323	27,332
*,1	Bavarian Nordic A/S	909,469	26,769
*	NKT A/S	562,223	23,669
	FLSmidth & Co. A/S	693,723	23,385
	H Lundbeck A/S	788,778	20,070
*	Dfds A/S	396,272	19,345
[2]	Scandinavian Tobacco Group A/S	830,756	17,909
[1]	Alm Brand A/S	8,842,434	16,764
	Spar Nord Bank A/S	988,043	14,208
	Chemometec A/S	133,555	13,847
	Schouw & Co. A/S	148,498	12,559
*	Nilfisk Holding A/S	350,306	12,340
*,1	NTG Nordic Transport Group A/S	176,286	11,736
*,1	Zealand Pharma A/S	573,284	11,168
*	Drilling Co. of 1972 A/S	276,258	10,776
	D/S Norden A/S	328,823	7,485
			5,892,887

		Shares	Market Value ($000)
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	22,516,470	73,803
*	Egypt Kuwait Holding Co. SAE	11,386,075	15,453
*	Egyptian Financial Group-Hermes Holding Co.	9,151,532	8,588
	Eastern Co. SAE	12,010,090	7,954
	Talaat Moustafa Group	11,451,015	6,794
	ElSewedy Electric Co.	9,153,110	5,397
*	Fawry for Banking & Payment Technology Services SAE	7,973,141	5,050
	Telecom Egypt Co.	3,596,565	3,883
	Oriental Weavers	4,962,658	2,678
	Palm Hills Developments SAE	20,964,312	2,343
	Medinet Nasr Housing	7,741,055	1,405
*	Pioneers Properties	4,549,802	707
*	Gadwa for Industrial Development	4,549,802	265
*	Aspire Capital Holding for Financial Investments	4,549,802	80
			134,400
Finland (0.9%)
	Nordea Bank Abp	47,324,698	564,649
*	Nokia OYJ	73,209,540	436,594
	Kone OYJ Class B	5,097,581	330,141
	Sampo OYJ Class A	6,573,585	326,266
	UPM-Kymmene OYJ	6,923,897	252,352
	Neste OYJ	5,406,952	243,851
	Fortum OYJ	5,607,800	152,643
	Stora Enso OYJ	7,468,730	152,041
	Kesko OYJ Class B	3,501,381	110,585
	Elisa OYJ	1,876,121	110,207
	Metso Outotec OYJ	7,907,275	84,802
	Wartsila OYJ Abp	6,350,430	78,405
	Valmet OYJ	1,741,673	66,522
	Nokian Renkaat OYJ	1,767,957	59,775
	Kojamo OYJ	2,524,213	57,870
	Orion OYJ Class B	1,354,056	55,060
	Huhtamaki OYJ	1,225,232	48,303
	Konecranes OYJ Class A	956,387	38,470
	TietoEVRY OYJ	1,239,526	36,884
	Cargotec OYJ Class B	640,424	31,975
*	QT Group OYJ	248,433	28,839
*	Outokumpu OYJ	4,303,478	27,882
	Metsa Board OYJ Class B	2,233,033	24,073
	Neles OYJ	1,428,355	20,075
	Kemira OYJ	1,277,438	18,777
	Uponor OYJ	715,499	15,876
	Tokmanni Group Corp.	655,159	13,709
	Revenio Group OYJ	250,870	13,098
	Sanoma OYJ	860,232	12,993
[2]	Terveystalo OYJ	861,251	11,243
	YIT OYJ	1,947,620	9,675
[1]	Citycon OYJ	1,164,748	9,322
	F-Secure OYJ	1,495,785	7,362
*,1	Finnair OYJ	8,564,156	6,337
	Raisio OYJ	1,395,180	5,043
	Oriola OYJ Class B	1,313,643	3,230
*,3	Ahlstrom-Munksjo OYJ	147,156	2,949
			3,467,878
France (6.3%)
	LVMH Moet Hennessy Louis Vuitton SE	3,241,178	2,662,230

		Shares	Market Value ($000)
	TotalEnergies SE	31,517,885	1,792,342
	Sanofi	14,123,459	1,476,778
	Schneider Electric SE	6,877,888	1,165,083
*	L'Oreal SA Loyalty Shares	2,718,112	1,161,032
	BNP Paribas SA	14,067,815	1,004,293
*	Airbus SE	7,230,597	923,298
*	Air Liquide SA Loyalty Shares	5,230,422	894,712
	AXA SA	24,994,642	791,605
	EssilorLuxottica SA	3,831,672	724,896
	Vinci SA	6,516,625	714,265
	Kering SA	953,315	711,902
	Hermes International	402,026	603,609
	Pernod Ricard SA	2,710,802	579,839
	Safran SA	4,527,643	548,158
	Danone SA	7,807,722	486,820
	Capgemini SE	2,037,048	457,962
	Dassault Systemes SE	8,623,399	417,014
	Cie de Saint-Gobain	6,159,566	416,802
	STMicroelectronics NV	8,225,467	386,768
	Cie Generale des Etablissements Michelin SCA	2,275,726	380,783
	Societe Generale SA	10,089,534	374,527
	Legrand SA	3,484,648	354,643
	Orange SA	24,901,682	292,531
[1]	Veolia Environnement SA	7,966,901	287,803
*	Engie SA	18,708,154	287,765
	Teleperformance	757,081	285,108
	Credit Agricole SA	16,063,176	241,662
	Publicis Groupe SA	2,993,580	202,848
	L'Oreal SA	408,654	174,555
	Eurofins Scientific SE	1,577,528	158,388
	Carrefour SA	8,053,574	153,272
*,2	Worldline SA	3,159,797	153,156
	Edenred	3,246,598	139,449
	Sartorius Stedim Biotech	312,792	137,163
	Air Liquide SA	800,219	136,885
	Arkema SA	848,139	125,413
	Alstom SA	3,836,919	124,392
	Thales SA	1,318,072	121,589
	Vivendi SE	9,113,501	119,436
	Bureau Veritas SA	3,722,757	106,517
	Eiffage SA	980,230	102,996
[2]	Euronext NV	1,064,334	102,615
	Bouygues SA	2,771,007	97,725
*	Renault SA	2,402,287	95,473
	Getlink SE	5,999,657	94,644
	Gecina SA	682,693	92,636
*	Rexel SA	3,964,423	88,365
	Valeo	3,138,223	87,835
*	Accor SA	2,383,602	87,601
*,1	Ubisoft Entertainment SA	1,238,953	71,097
	Bollore SA	13,000,320	70,074
	SCOR SE	2,043,691	69,716
	Remy Cointreau SA	320,871	66,912
	BioMerieux	554,691	65,045
*	Klepierre SA	2,428,218	64,586
	Alten SA	371,908	60,660
[2]	Amundi SA	747,585	58,114
	Covivio	650,448	54,318

		Shares	Market Value ($000)
*	SOITEC	287,711	52,527
*	Sodexo SA ACT Loyalty Shares	560,589	52,137
*,1	Elis SA (XLON)	2,828,361	51,696
*	SEB SA Loyalty Shares	336,600	51,086
*	Aeroports de Paris	373,132	50,634
*	Electricite de France SA Loyalty Shares	5,229,788	50,301
[3]	Faurecia SE	1,134,491	50,290
	CNP Assurances	1,940,888	47,775
[2]	La Francaise des Jeux SAEM	1,144,475	47,385
	Atos SE	1,240,074	44,453
*	Sodexo SA	474,865	44,164
	Ipsen SA	451,078	43,890
	Engie SA	2,851,404	43,860
	Rubis SCA	1,224,345	39,635
	Wendel SE	362,960	39,423
	SES SA Class A FDR	4,990,827	38,400
*	TechnipFMC plc	5,866,090	38,239
	SPIE SA	1,623,979	37,667
	Dassault Aviation SA	310,344	36,882
	Nexans SA	397,901	35,956
*	Eurazeo SE	448,928	35,671
	Sopra Steria Group SACA	186,963	32,870
	Gaztransport Et Technigaz SA	337,632	30,975
	ICADE	426,693	30,810
	Eutelsat Communications SA	2,427,519	30,101
[2]	Verallia SA	933,020	29,264
[1]	Orpea SA	640,396	28,116
*	Technip Energies NV	1,794,857	27,464
*	JCDecaux SA	945,761	25,889
[3]	Suez SA	1,118,643	24,961
	Imerys SA	532,881	24,489
	Nexity SA	581,238	24,337
	Virbac SA	56,285	22,643
	IPSOS	477,294	21,809
	Trigano SA	106,547	20,187
	Societe BIC SA	340,866	19,409
	Korian SA	861,040	18,877
	Coface SA	1,387,929	18,362
*,1	Vallourec SA	1,995,157	17,748
*,1	Air France-KLM	3,802,733	17,208
	Cie Plastic Omnium SA	737,138	17,145
[3]	Faurecia SE (MTAA)	380,259	16,708
*,1	Casino Guichard Perrachon SA	738,390	16,332
*	Derichebourg SA	1,214,715	15,276
	Electricite de France SA	1,570,185	15,102
	Metropole Television SA	769,831	15,019
[1,2]	ALD SA	975,560	14,619
	Interparfums SA	190,136	14,447
	Somfy SA	78,068	14,374
	Rothschild & Co.	330,054	14,321
[2]	Maisons du Monde SA	588,575	13,439
	Fnac Darty SA	225,956	13,411
	Television Francaise 1	1,393,688	13,322
*,1,2	Neoen SA	374,108	13,303
*	Eramet SA	119,199	12,355
*	Albioma Prime Fidelite	283,658	11,082
*	ID Logistics Group	27,401	9,949
	Eurazeo SE	119,767	9,516

		Shares	Market Value ($000)
	Sodexo SA	97,832	9,099
*	Lagardere SA	329,788	8,978
	Mercialys SA	804,954	8,923
	SEB SA	56,145	8,521
	Quadient SA	415,113	8,483
*,1	Solutions 30 SE	1,066,206	8,413
*,2	Elior Group SA	1,393,018	8,403
*,1	Akka Technologies	152,661	8,341
	Mersen SA	192,964	8,048
*	Beneteau SA	477,760	7,966
	Peugeot Invest	57,472	7,727
*	CGG SA	9,210,790	7,667
	Robertet SA	7,612	7,465
*,2	X-Fab Silicon Foundries SE	744,188	7,260
	Vicat SA	173,210	7,178
*	Voltalia SA (Registered)	361,521	6,679
	Carmila SA	365,658	6,082
	Manitou BF SA	163,214	6,081
*	LISI	193,050	6,066
	Altarea SCA	33,539	5,978
	Cie de L'Odet SE	4,183	5,897
	Pharmagest Interactive	54,344	4,910
	Bonduelle SCA	204,510	4,811
	Vilmorin & Cie SA	64,378	3,639
	Jacquet Metals SACA	140,524	3,460
	Albioma SA	74,440	2,908
*,1	GL Events	139,100	2,728
*,2	SMCP SA	322,686	2,654
	AKWEL	96,802	2,399
*,1	Tarkett SA	112,265	2,189
	Guerbet	58,338	2,179
*	Elis SA (XPAR)	104,883	1,916
	Boiron SA	41,898	1,905
*	Etablissements Maurel et Prom SA	527,427	1,568
*,1	Rallye SA	297,838	1,452
*,2	Aramis Group SAS	48,259	675
	LISI	10,792	339
*,1,3	Bourbon Corp.	75,188	—
*,3	Bourbon Corp.	174,098	—
*,3	Bourbon Corp. Loyalty Shares 2022	1,339	—
			25,554,002
Germany (5.3%)
	SAP SE	14,404,852	1,807,250
	Siemens AG (Registered)	9,772,643	1,551,614
	Allianz SE (Registered)	5,336,149	1,370,071
	BASF SE	11,883,579	910,150
	Daimler AG	10,927,975	871,984
	Deutsche Telekom AG (Registered)	43,621,532	823,530
	Bayer AG (Registered)	12,769,270	775,782
	Deutsche Post AG (Registered)	12,717,862	765,369
	Infineon Technologies AG	16,929,575	703,047
	adidas AG	2,485,683	682,115
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,822,759	577,058
[1]	Vonovia SE	10,113,066	575,998
	Volkswagen AG Preference Shares	2,364,202	492,397
	Bayerische Motoren Werke AG	4,172,825	441,664
	Deutsche Boerse AG	2,388,312	424,528

		Shares	Market Value ($000)
	E.ON SE	28,179,327	388,663
*	Deutsche Bank AG (Registered)	26,568,967	369,934
	Merck KGaA	1,680,199	368,465
	RWE AG	8,194,809	345,676
[2]	Siemens Healthineers AG	3,605,026	231,667
*,2	Zalando SE	2,836,565	225,132
	Fresenius SE & Co. KGaA	5,305,886	219,029
	Symrise AG Class A	1,694,588	202,502
*	Daimler Truck Holding AG	5,466,032	192,699
*,2	Delivery Hero SE	2,452,392	189,300
	Porsche Automobil Holding SE Preference Shares	1,993,008	186,643
	Henkel AG & Co. KGaA Preference Shares	2,235,298	182,822
	Fresenius Medical Care AG & Co. KGaA	2,642,887	179,699
	Sartorius AG Preference Shares	321,360	173,495
	Brenntag SE	2,014,015	172,553
	Hannover Rueck SE	784,257	158,218
	MTU Aero Engines AG	696,249	148,154
*	QIAGEN NV	2,874,732	142,105
*	HelloFresh SE	2,129,298	141,770
[2]	Covestro AG	2,340,935	140,440
	Puma SE	1,297,992	138,824
*	Continental AG	1,409,916	136,692
	HeidelbergCement AG	1,947,510	135,524
	Beiersdorf AG	1,300,177	129,320
	LEG Immobilien SE	955,000	126,689
*	Siemens Energy AG	5,585,482	125,633
[1]	Volkswagen AG	425,431	123,195
*	Commerzbank AG	13,530,932	116,844
	Henkel AG & Co. KGaA	1,348,916	106,579
	GEA Group AG	2,177,848	102,893
	KION Group AG	1,026,846	94,935
	Aroundtown SA	15,128,716	93,443
	Knorr-Bremse AG	860,924	87,289
*	Evotec SE	2,031,749	82,214
	Evonik Industries AG	2,495,801	81,422
	Carl Zeiss Meditec AG	479,861	77,171
	LANXESS AG	1,120,031	68,193
*	thyssenkrupp AG	6,419,481	66,067
	Bayerische Motoren Werke AG Preference Shares	754,641	65,311
	Nemetschek SE	702,834	64,964
	Bechtle AG	1,058,911	63,580
*,1	Deutsche Lufthansa AG (Registered)	7,788,254	60,560
[2]	Scout24 SE	1,011,748	60,446
	Rheinmetall AG	571,788	59,780
	United Internet AG (Registered)	1,440,904	56,507
*	CTS Eventim AG & Co. KGaA	769,879	54,729
	Aurubis AG	465,032	48,476
*	K+S AG (Registered)	2,478,788	47,324
	FUCHS PETROLUB SE Preference Shares	1,066,545	46,091
	Freenet AG	1,668,050	45,430
	TAG Immobilien AG	1,656,334	43,741
[1]	HUGO BOSS AG	687,642	43,561
	Gerresheimer AG	412,725	37,038
[2]	Befesa SA	523,451	36,954
	Rational AG	43,961	36,853
*,1	Sixt SE	213,904	34,774
	Talanx AG	725,980	34,746
[1]	Siltronic AG (XETR)	244,040	31,868

		Shares	Market Value ($000)
	ProSiebenSat.1 Media SE	2,034,170	31,816
*	Fraport AG Frankfurt Airport Services Worldwide	458,446	31,315
*,1,2	TeamViewer AG	2,054,939	31,050
	Vantage Towers AG	941,586	30,708
	AIXTRON SE	1,398,410	29,077
	Duerr AG	655,488	29,009
	Grand City Properties SA	1,307,920	28,866
	Wacker Chemie AG	197,702	28,853
	CANCOM SE	470,927	28,584
	RTL Group SA	504,324	28,548
	Jungheinrich AG Preference Shares	649,132	27,758
	Deutsche Wohnen SE	634,850	25,865
[1]	Aareal Bank AG	796,825	25,668
[1]	alstria office REIT-AG	1,168,617	25,612
	Telefonica Deutschland Holding AG	8,700,225	24,976
	Stroeer SE & Co. KGaA	332,953	24,930
[1]	Software AG	641,182	24,689
	Jenoptik AG	669,230	24,493
*	Hypoport SE	54,601	24,129
[1]	Encavis AG	1,420,333	22,375
[2]	Deutsche Pfandbriefbank AG	1,748,638	21,578
*,1	Nordex SE	1,332,864	21,389
	Fielmann AG	332,700	21,219
*,2	Auto1 Group SE	1,215,758	21,210
*,1	flatexDEGIRO AG	1,090,053	21,093
	CompuGroup Medical SE & Co. KGaA	317,918	21,072
	Stabilus SA	300,912	20,264
[1]	Varta AG	184,266	20,078
	Krones AG	201,527	20,014
	HOCHTIEF AG	252,740	19,660
[2]	DWS Group GmbH & Co. KGaA	455,477	18,335
	METRO AG	1,774,389	18,113
	Dermapharm Holding SE	223,197	18,050
*	Salzgitter AG	514,848	17,614
	1&1 AG	645,372	17,178
	Hornbach Holding AG & Co. KGaA	110,375	16,909
	VERBIO Vereinigte BioEnergie AG	258,280	16,463
	Eckert & Ziegler Strahlen- und Medizintechnik AG	182,908	15,945
	Pfeiffer Vacuum Technology AG	80,435	15,840
*	Nagarro SE	90,417	15,720
	Traton SE	648,762	15,552
	Norma Group SE	422,341	15,338
	Suedzucker AG	1,041,324	14,579
*,1	MorphoSys AG	453,524	14,523
[1,2]	ADLER Group SA	1,195,390	14,138
*	Vitesco Technologies Group AG	285,300	14,124
*,1	SUSE SA	417,556	13,772
	Sartorius AG	28,397	13,623
	Bilfinger SE	386,977	13,475
[1]	Deutsche EuroShop AG	680,973	12,795
	Sixt SE Preference Shares	141,609	12,794
*	Synlab AG	531,427	12,221
[1]	S&T AG	646,481	11,873
*,1,2	Shop Apotheke Europe NV	90,663	11,787
	STRATEC SE	85,445	11,566
	Atoss Software AG	57,382	11,505
	PATRIZIA AG	519,762	11,299
*	Deutz AG	1,633,932	11,195

		Shares	Market Value ($000)
[1]	GRENKE AG	347,912	10,989
*	Kloeckner & Co. SE	962,436	10,870
*,1	CECONOMY AG	2,417,046	10,756
	DIC Asset AG	621,649	10,694
[2]	Instone Real Estate Group SE	505,955	9,003
[1]	Hella GmbH & Co. KGaA	124,195	8,706
	KWS Saat SE & Co. KGaA	111,936	8,698
	Wacker Neuson SE	346,122	8,695
	Indus Holding AG	222,679	8,544
	FUCHS PETROLUB SE	252,995	8,491
*,1	About You Holding SE	409,778	7,985
	Schaeffler AG Preference Shares	1,044,928	7,767
	Washtec AG	126,486	7,115
	Deutsche Beteiligungs AG	166,727	6,919
	Zeal Network SE	151,661	6,478
	New Work SE	27,702	6,110
	Basler AG	44,715	6,007
	BayWa AG	142,057	5,983
	Secunet Security Networks AG	16,717	5,952
*	Global Fashion Group SA	1,290,955	5,899
	Takkt AG	348,326	5,897
	Hamburger Hafen und Logistik AG	274,419	5,895
	Draegerwerk AG & Co. KGaA Preference Shares	99,464	5,778
	Vossloh AG	119,464	5,759
*	Koenig & Bauer AG	165,028	5,146
	Wuestenrot & Wuerttembergische AG	236,343	4,989
*	SGL Carbon SE	642,560	4,485
	Hensoldt AG	328,019	4,469
*	ElringKlinger AG	369,808	4,400
[1]	SMA Solar Technology AG	116,933	4,165
	Hornbach Baumarkt AG	68,412	3,667
	CropEnergies AG	243,752	3,357
	Bertrandt AG	50,895	2,979
	Draegerwerk AG & Co. KGaA	46,714	2,580
	Siltronic AG	15,737	2,057
			21,386,691
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,183,022	42,432
*	Alpha Services & Holdings SA	26,979,016	40,829
	OPAP SA	2,684,033	39,866
*	Eurobank Ergasias Services & Holdings SA	33,173,831	37,520
*	National Bank of Greece SA	7,126,741	28,050
	Mytilineos SA	1,383,166	23,661
*	Public Power Corp. SA	2,419,752	23,554
	JUMBO SA	1,410,565	20,981
	Hellenic Telecommunications Organization SA ADR	1,489,798	14,379
*	Piraeus Financial Holdings SA	7,202,961	12,121
	Motor Oil Hellas Corinth Refineries SA	670,084	10,731
*	GEK Terna Holding Real Estate Construction SA	907,180	9,420
	Terna Energy SA	525,788	7,669
*	LAMDA Development SA	754,732	5,961
*	Fourlis Holdings SA	1,180,117	5,705
	Hellenic Petroleum Holdings SA	578,986	4,303
	Holding Co. ADMIE IPTO SA	1,500,090	4,238
	Sarantis SA	375,383	3,724
*	Ellaktor SA	2,581,045	3,640
	Viohalco SA	638,923	3,442
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	3,043

		Shares	Market Value ($000)
*,3	FF Group	554,339	2,989
	Athens Water Supply & Sewage Co. SA	282,328	2,450
*	Aegean Airlines SA	300,788	1,858
			352,566
Hong Kong (1.9%)
	AIA Group Ltd.	157,549,054	1,644,783
	Hong Kong Exchanges & Clearing Ltd.	16,513,751	942,535
	Techtronic Industries Co. Ltd.	16,262,290	268,329
	CK Hutchison Holdings Ltd.	34,803,770	247,362
	Link REIT	27,134,284	232,962
	Sun Hung Kai Properties Ltd.	18,487,711	225,560
	Hong Kong & China Gas Co. Ltd.	140,873,179	217,122
	CLP Holdings Ltd.	21,353,849	213,699
	Hang Seng Bank Ltd.	9,420,791	186,511
	BOC Hong Kong Holdings Ltd.	46,629,475	180,052
	CK Asset Holdings Ltd.	25,775,466	172,062
*	Galaxy Entertainment Group Ltd.	27,995,547	162,130
	Jardine Matheson Holdings Ltd.	2,682,034	158,409
	Power Assets Holdings Ltd.	17,865,551	109,777
	Lenovo Group Ltd.	97,467,021	105,626
	Wharf Real Estate Investment Co. Ltd.	21,490,226	102,208
	MTR Corp. Ltd.	18,475,932	100,007
*	Sands China Ltd.	31,302,841	87,286
*,2	ESR Cayman Ltd.	25,250,174	85,616
	Hongkong Land Holdings Ltd.	15,163,688	82,125
	New World Development Co. Ltd.	18,664,352	76,194
	Henderson Land Development Co. Ltd.	16,814,492	73,533
	Xinyi Glass Holdings Ltd.	26,442,742	70,099
	Want Want China Holdings Ltd.	68,722,471	67,425
[2]	WH Group Ltd.	99,273,194	66,415
	Wharf Holdings Ltd.	17,635,167	60,269
	Sino Land Co. Ltd.	45,558,150	59,029
	SITC International Holdings Co. Ltd.	15,379,931	58,622
[2]	Budweiser Brewing Co. APAC Ltd.	22,010,183	58,141
	Hang Lung Properties Ltd.	26,408,428	56,499
	Swire Pacific Ltd. Class A	8,663,068	52,482
	Tingyi Cayman Islands Holding Corp.	24,331,258	50,409
	CK Infrastructure Holdings Ltd.	8,118,348	50,028
	Minth Group Ltd.	9,087,686	42,026
	PRADA SpA	6,664,634	40,753
	ASM Pacific Technology Ltd.	4,069,973	40,720
*	Chow Tai Fook Jewellery Group Ltd.	22,795,785	40,052
	Swire Properties Ltd.	13,536,770	36,085
*,2	Samsonite International SA	16,900,366	35,322
	Man Wah Holdings Ltd.	19,797,815	30,607
	PCCW Ltd.	55,228,079	29,084
	Bank of East Asia Ltd.	16,834,597	28,732
[1]	AAC Technologies Holdings Inc.	8,943,810	27,157
	Hang Lung Group Ltd.	11,373,342	25,312
	Hysan Development Co. Ltd.	8,017,151	24,609
	Pacific Basin Shipping Ltd.	55,633,947	23,748
[2]	BOC Aviation Ltd.	2,760,967	23,212
	Kerry Properties Ltd.	7,886,427	22,278
	L'Occitane International SA	5,616,016	22,148
[1]	Vitasoy International Holdings Ltd.	10,538,523	20,578
	Fortune REIT	19,890,032	20,512
	NWS Holdings Ltd.	18,491,216	18,430
	Microport Scientific Corp.	6,218,036	17,922

		Shares	Market Value ($000)
*,1	Wynn Macau Ltd.	18,960,470	17,134
	VTech Holdings Ltd.	2,114,369	16,722
	NagaCorp Ltd.	19,964,576	15,897
*	SJM Holdings Ltd.	24,402,290	15,705
*	Yue Yuen Industrial Holdings Ltd.	9,147,297	15,446
*,1,2	Razer Inc.	48,877,618	14,397
	United Energy Group Ltd.	95,850,894	14,194
	Uni-President China Holdings Ltd.	14,604,381	13,803
	Champion REIT	26,379,546	13,273
[2]	JS Global Lifestyle Co. Ltd.	8,228,410	13,149
	Lee & Man Paper Manufacturing Ltd.	18,879,135	12,930
	HKBN Ltd.	10,096,049	12,679
*	Melco International Development Ltd.	10,451,185	12,203
*,1	Vobile Group Ltd.	17,689,057	12,121
	Nexteer Automotive Group Ltd.	10,503,477	11,561
*,1	Cathay Pacific Airways Ltd.	13,639,009	11,393
	First Pacific Co. Ltd.	28,869,409	11,119
[1]	Jinchuan Group International Resources Co. Ltd.	61,769,101	11,035
*	Shangri-La Asia Ltd.	13,762,009	10,765
	Luk Fook Holdings International Ltd.	4,039,580	10,647
	Powerlong Real Estate Holdings Ltd.	18,950,942	10,578
*	Towngas Smart Energy Co. Ltd.	14,332,526	10,566
*	MMG Ltd.	32,006,957	10,392
[1,2]	AsiaInfo Technologies Ltd.	5,619,361	10,383
	Dairy Farm International Holdings Ltd.	3,818,987	10,217
	Vinda International Holdings Ltd.	3,497,080	9,411
	Kerry Logistics Network Ltd.	3,742,808	9,358
	Haitong International Securities Group Ltd.	38,502,964	8,814
	Truly International Holdings Ltd.	19,948,333	8,059
	Great Eagle Holdings Ltd.	2,854,762	8,020
[1]	Huabao International Holdings Ltd.	12,529,529	7,731
	VSTECS Holdings Ltd.	7,630,400	7,559
	Johnson Electric Holdings Ltd.	4,370,063	7,433
[1]	LK Technology Holdings Ltd.	4,738,158	7,251
[1]	Hong Kong Technology Venture Co. Ltd.	7,445,884	6,900
	Cafe de Coral Holdings Ltd.	4,003,680	6,798
	IGG Inc.	10,783,631	6,747
*,1	MGM China Holdings Ltd.	9,771,438	6,510
	Sunlight REIT	11,733,377	6,386
	Dah Sing Financial Holdings Ltd.	1,955,213	6,339
	CITIC Telecom International Holdings Ltd.	17,079,989	6,219
	SUNeVision Holdings Ltd.	7,044,691	6,191
*	China Travel International Investment Hong Kong Ltd.	29,246,225	6,032
*,1,3	Superb Summit International Group Ltd.	32,112,957	6,013
*	Shun Tak Holdings Ltd.	22,396,391	5,937
*	FIH Mobile Ltd.	38,588,957	5,922
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	5,820
	Stella International Holdings Ltd.	5,098,546	5,673
*,1	Realord Group Holdings Ltd.	4,746,000	5,562
	Value Partners Group Ltd.	11,146,030	5,497
	Shui On Land Ltd.	37,996,469	5,372
	EC Healthcare	4,657,000	5,355
[1]	China Tobacco International HK Co. Ltd.	2,757,123	5,315
*,1	Glory Sun Financial Group Ltd.	224,163,667	5,306
	K Wah International Holdings Ltd.	13,502,956	5,287
	Prosperity REIT	13,492,960	5,245
	Guotai Junan International Holdings Ltd.	38,417,952	5,205
*,3	SMI Holdings Group Ltd.	17,016,452	5,107

		Shares	Market Value ($000)
*,2	Hua Medicine	10,489,500	4,962
*	OCI International Holdings Ltd.	11,584,000	4,944
[1]	Powerlong Commercial Management Holdings Ltd.	2,173,239	4,603
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	4,511
*,1,2	Frontage Holdings Corp.	9,220,225	4,453
[1]	Vesync Co. Ltd.	4,956,000	4,322
	Texhong Textile Group Ltd.	3,313,066	4,283
	Far East Consortium International Ltd.	11,410,690	4,131
*,1,2	Everest Medicines Ltd.	1,234,612	4,112
*	Pou Sheng International Holdings Ltd.	25,574,343	4,107
	Dah Sing Banking Group Ltd.	4,217,847	3,999
	United Laboratories International Holdings Ltd.	7,027,797	3,997
	Chow Sang Sang Holdings International Ltd.	2,907,782	3,852
[1]	C-Mer Eye Care Holdings Ltd.	5,558,736	3,821
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,013,938	3,797
	Asia Cement China Holdings Corp.	5,217,727	3,622
	Canvest Environmental Protection Group Co. Ltd.	6,880,203	3,521
*,1	Cosmopolitan International Holdings Ltd.	21,473,556	3,419
*,3	Convoy Global Holdings Ltd.	147,589,460	3,161
*	Lifestyle International Holdings Ltd.	5,779,715	3,153
*,1	Apollo Future Mobility Group Ltd.	52,746,499	3,121
	Sun Hung Kai & Co. Ltd.	5,758,047	3,089
*	Esprit Holdings Ltd.	31,898,097	2,995
[1]	Giordano International Ltd.	14,198,259	2,962
	Pacific Textiles Holdings Ltd.	5,618,123	2,855
*,1,2	JW Cayman Therapeutics Co. Ltd.	2,420,493	2,806
*,1,2	Antengene Corp. Ltd.	3,327,500	2,615
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,605
	Dynam Japan Holdings Co. Ltd.	2,764,302	2,483
	Road King Infrastructure Ltd.	2,573,041	2,442
	Singamas Container Holdings Ltd.	16,192,193	2,407
*,1,2	FIT Hon Teng Ltd.	13,342,576	2,349
*,1	Digital Domain Holdings Ltd.	22,764,972	2,346
	SmarTone Telecommunications Holdings Ltd.	4,125,137	2,301
*,1	Sa Sa International Holdings Ltd.	11,572,275	2,221
[1]	CMBC Capital Holdings Ltd.	5,818,723	2,161
*,1	GCL New Energy Holdings Ltd.	96,599,573	2,154
[2]	Crystal International Group Ltd.	6,955,685	2,047
[2]	IMAX China Holding Inc.	1,267,318	1,809
	Chinese Estates Holdings Ltd.	5,206,442	1,775
*	CITIC Resources Holdings Ltd.	27,142,497	1,750
*	Television Broadcasts Ltd.	2,781,006	1,725
[1,2]	VPower Group International Holdings Ltd.	9,684,000	1,488
	Texwinca Holdings Ltd.	5,603,365	1,090
[1]	Lee's Pharmaceutical Holdings Ltd.	2,414,153	931
*,3	MH Development Ltd.	5,979,097	890
*	China LNG Group Ltd.	15,168,983	684
*,3	BRIGHTOIL	25,187,768	646
*,1	Macau Legend Development Ltd.	7,360,000	436
	Swire Pacific Ltd. Class B	437,626	434
*	Suncity Group Holdings Ltd.	26,371,869	355
*	Glory Sun Land Group Ltd.	30,438,448	204
*,3	China Longevity Group Co. Ltd.	1,027,000	—
*,1,3	Agritrade Resources Ltd.	42,522,625	—
*,3	Tech Pro Technology Development Ltd.	87,171,600	—
			7,566,222
Hungary (0.1%)
*	OTP Bank Nyrt.	3,010,117	174,669

		Shares	Market Value ($000)
	Richter Gedeon Nyrt.	1,855,113	48,963
	MOL Hungarian Oil & Gas plc	4,804,336	41,896
	Magyar Telekom Telecommunications plc	3,826,442	5,073
*	Opus Global Nyrt.	2,529,927	1,621
			272,222
India (3.9%)
	Reliance Industries Ltd.	42,649,203	1,374,464
	Infosys Ltd.	46,236,333	1,087,835
	Housing Development Finance Corp. Ltd.	22,731,755	775,625
	Tata Consultancy Services Ltd.	13,425,194	676,037
	Hindustan Unilever Ltd.	11,549,731	353,159
*	Axis Bank Ltd.	29,545,626	309,420
*	Bharti Airtel Ltd.	29,759,304	292,293
	Bajaj Finance Ltd.	3,052,529	289,108
	Asian Paints Ltd.	5,873,966	248,915
	Larsen & Toubro Ltd.	8,972,368	231,225
	ICICI Bank Ltd.	20,268,518	217,748
	HCL Technologies Ltd.	14,089,774	209,103
	Maruti Suzuki India Ltd.	1,724,995	199,848
	Titan Co. Ltd.	5,423,529	172,936
	Sun Pharmaceutical Industries Ltd.	14,185,479	159,367
	Tech Mahindra Ltd.	7,840,575	156,511
	Tata Steel Ltd.	10,407,625	153,466
	UltraTech Cement Ltd.	1,497,787	145,568
	Mahindra & Mahindra Ltd.	11,978,894	143,278
	State Bank of India	17,874,181	130,170
*	Tata Motors Ltd.	18,851,276	130,055
*	Adani Green Energy Ltd.	5,120,655	129,997
	Hindalco Industries Ltd.	18,444,977	122,276
	Power Grid Corp. of India Ltd.	41,008,363	118,854
	Nestle India Ltd.	468,663	116,867
	Grasim Industries Ltd.	5,016,406	116,812
	ITC Ltd.	38,474,689	114,267
	JSW Steel Ltd.	13,064,334	111,301
	NTPC Ltd.	57,945,529	111,122
*,2	Avenue Supermarts Ltd.	1,940,983	107,624
	Bajaj Finserv Ltd.	496,579	105,289
[2]	HDFC Life Insurance Co. Ltd.	12,162,767	101,961
	Adani Ports & Special Economic Zone Ltd.	9,995,980	96,751
	Oil & Natural Gas Corp. Ltd.	39,408,570	92,149
[2]	SBI Life Insurance Co. Ltd.	5,473,563	90,976
	Divi's Laboratories Ltd.	1,656,908	89,973
	Adani Total Gas Ltd.	3,608,643	88,600
	Tata Power Co. Ltd.	26,270,308	87,452
*	Adani Transmission Ltd.	3,257,674	87,031
	Cipla Ltd.	6,671,709	84,696
	Wipro Ltd.	10,259,485	79,212
	Adani Enterprises Ltd.	3,411,655	79,068
	Apollo Hospitals Enterprise Ltd.	1,297,043	77,933
	Tata Consumer Products Ltd.	7,877,896	77,134
	Dr Reddy's Laboratories Ltd.	1,319,044	76,254
	Britannia Industries Ltd.	1,556,539	74,011
	UPL Ltd.	6,983,978	73,172
	Bharat Petroleum Corp. Ltd.	13,099,708	70,147
	Vedanta Ltd.	16,033,092	69,938
	Info Edge India Ltd.	997,092	65,998
	Pidilite Industries Ltd.	1,989,873	65,711
	Hero MotoCorp Ltd.	1,709,123	62,796

		Shares	Market Value ($000)
	Eicher Motors Ltd.	1,755,514	62,692
	Indian Oil Corp. Ltd.	35,949,375	60,819
	SRF Ltd.	1,827,866	59,123
	Shree Cement Ltd.	177,438	58,016
*	Godrej Consumer Products Ltd.	4,759,782	56,947
	Indus Towers Ltd.	16,303,463	55,513
	Coal India Ltd.	24,661,644	53,072
	Piramal Enterprises Ltd.	1,635,635	52,797
[2]	ICICI Lombard General Insurance Co. Ltd.	2,766,365	51,136
	Dabur India Ltd.	7,043,006	50,831
	Havells India Ltd.	3,165,568	50,599
[2]	Larsen & Toubro Infotech Ltd.	571,169	48,340
	Wipro Ltd. ADR	6,285,040	48,332
	Mphasis Ltd.	1,140,236	47,884
	Voltas Ltd.	2,963,668	47,245
	Tata Elxsi Ltd.	446,126	45,746
	Ambuja Cements Ltd.	9,232,148	45,450
	GAIL India Ltd.	23,031,755	44,911
*	SBI Cards & Payment Services Ltd.	3,773,869	44,740
	Cholamandalam Investment & Finance Co. Ltd.	5,244,302	44,566
*	United Spirits Ltd.	3,780,374	44,154
	Bajaj Auto Ltd.	915,319	43,904
[2]	Bandhan Bank Ltd.	10,303,689	43,885
	Marico Ltd.	6,743,195	43,754
	Jubilant Foodworks Ltd.	951,502	43,412
	Shriram Transport Finance Co. Ltd.	2,590,823	43,020
	Page Industries Ltd.	74,165	42,362
	Zee Entertainment Enterprises Ltd.	10,670,424	41,735
	DLF Ltd.	7,875,587	41,706
*	Max Financial Services Ltd.	3,139,586	40,145
	Bharat Electronics Ltd.	14,097,450	39,908
	Indian Railway Catering & Tourism Corp. Ltd.	3,365,215	39,512
	Hindustan Petroleum Corp. Ltd.	9,168,983	38,810
	State Bank of India GDR	531,745	38,524
	Persistent Systems Ltd.	648,152	38,467
	Motherson Sumi Systems Ltd.	15,613,509	37,867
	Lupin Ltd.	3,094,833	37,822
	Embassy Office Parks REIT	7,425,830	36,753
	Siemens Ltd.	1,138,697	35,697
*,2	AU Small Finance Bank Ltd.	2,011,079	35,537
[2]	ICICI Prudential Life Insurance Co. Ltd.	4,690,735	35,373
	ACC Ltd.	1,132,491	34,921
	Crompton Greaves Consumer Electricals Ltd.	5,971,102	34,103
	MRF Ltd.	35,044	34,033
	Astral Ltd.	1,151,187	33,548
	Ashok Leyland Ltd.	18,538,319	33,222
	Balkrishna Industries Ltd.	1,049,525	33,086
	Colgate-Palmolive India Ltd.	1,723,150	32,992
	Trent Ltd.	2,339,970	32,572
	Aarti Industries Ltd.	2,443,364	32,492
*,1	Tata Motors Ltd. ADR	962,196	32,484
[2]	Laurus Labs Ltd.	4,777,607	32,393
	Bharat Forge Ltd.	3,244,205	32,146
*,2	InterGlobe Aviation Ltd.	1,265,619	31,701
	PI Industries Ltd.	947,580	31,099
	Container Corp. of India Ltd.	3,553,847	31,008
	Mindtree Ltd.	570,678	30,911
	Berger Paints India Ltd.	3,108,792	30,174

		Shares	Market Value ($000)
	Deepak Nitrite Ltd.	983,703	29,644
*	Biocon Ltd.	5,924,127	29,260
	Aurobindo Pharma Ltd.	3,420,816	29,207
	Indian Hotels Co. Ltd.	9,926,411	28,937
	Tube Investments of India Ltd.	1,263,765	28,881
	Petronet LNG Ltd.	9,967,712	28,655
	Atul Ltd.	219,217	28,207
	Federal Bank Ltd.	20,171,098	27,467
*	Jindal Steel & Power Ltd.	5,215,527	27,349
	Dixon Technologies India Ltd.	459,118	27,340
*	Godrej Properties Ltd.	1,141,996	26,418
	Tata Chemicals Ltd.	2,054,461	25,889
	Sundaram Finance Ltd.	850,028	25,805
	Dalmia Bharat Ltd.	1,071,583	25,780
	Tata Communications Ltd.	1,488,721	25,751
	Power Finance Corp. Ltd.	15,195,651	24,948
	Bosch Ltd.	111,899	24,913
	Muthoot Finance Ltd.	1,264,441	24,839
*	IDFC First Bank Ltd.	39,072,907	24,701
	Ipca Laboratories Ltd.	1,770,250	24,636
	Escorts Ltd.	975,111	24,312
	Gujarat Gas Ltd.	2,655,709	24,099
	Navin Fluorine International Ltd.	452,750	23,996
*	Max Healthcare Institute Ltd.	4,844,753	23,979
	Bajaj Holdings & Investment Ltd.	345,227	23,973
*	APL Apollo Tubes Ltd.	2,048,462	23,867
*	Fortis Healthcare Ltd.	6,523,108	23,813
	Indraprastha Gas Ltd.	4,492,330	23,772
	Supreme Industries Ltd.	838,016	23,584
	LIC Housing Finance Ltd.	4,392,435	22,852
	REC Ltd.	12,148,816	22,673
	Torrent Pharmaceuticals Ltd.	629,719	22,611
	Cummins India Ltd.	1,763,617	22,371
[2]	HDFC Asset Management Co. Ltd.	749,347	22,278
	Bata India Ltd.	774,016	21,517
	Varun Beverages Ltd.	1,743,287	21,241
	JSW Energy Ltd.	5,152,677	21,232
*	Zomato Ltd.	17,404,687	21,213
	TVS Motor Co. Ltd.	2,570,403	21,038
[2]	L&T Technology Services Ltd.	324,069	20,542
	ABB India Ltd.	653,762	20,243
	Torrent Power Ltd.	2,723,244	20,017
	United Breweries Ltd.	918,199	19,998
*,2	Sona Blw Precision Forgings Ltd.	2,296,752	19,953
	Rajesh Exports Ltd.	1,758,069	19,930
	Ramco Cements Ltd.	1,680,103	19,664
*	CG Power & Industrial Solutions Ltd.	8,245,637	19,448
*	Oberoi Realty Ltd.	1,573,228	19,434
*	Bank of Baroda	13,274,053	19,352
*	Tata Motors Ltd. Class A	5,444,446	19,281
	Kajaria Ceramics Ltd.	1,068,181	19,220
	NMDC Ltd.	10,139,193	19,082
*	Aditya Birla Fashion & Retail Ltd.	4,791,038	19,027
	KPIT Technologies Ltd.	2,127,566	18,623
	JK Cement Ltd.	418,112	18,581
[2]	Indian Energy Exchange Ltd.	5,828,283	18,553
	Emami Ltd.	2,700,081	18,138
[2]	Dr Lal PathLabs Ltd.	452,299	18,117

		Shares	Market Value ($000)
*	Adani Power Ltd.	12,397,461	17,967
	Tanla Platforms Ltd.	755,163	17,863
	Cadila Healthcare Ltd.	3,246,849	17,760
	Steel Authority of India Ltd.	12,993,332	17,364
	Mahindra & Mahindra Financial Services Ltd.	7,759,223	16,948
	Carborundum Universal Ltd.	1,412,982	16,822
	National Aluminium Co. Ltd.	11,300,079	16,713
*	Gujarat Fluorochemicals Ltd.	443,310	16,662
*	GMR Infrastructure Ltd.	28,207,356	16,019
	Alkem Laboratories Ltd.	334,990	15,936
	Coforge Ltd.	243,348	15,829
	Honeywell Automation India Ltd.	27,430	15,809
	Minda Industries Ltd.	1,058,604	15,771
*	Canara Bank	4,580,856	15,683
	Relaxo Footwears Ltd.	943,718	15,627
	Radico Khaitan Ltd.	1,073,388	15,573
	Manappuram Finance Ltd.	7,250,633	15,440
	IIFL Finance Ltd.	3,620,098	15,385
*	Suzlon Energy Ltd.	94,804,572	15,370
*	Vodafone Idea Ltd.	105,553,263	15,260
	Coromandel International Ltd.	1,432,902	15,223
*	IDFC Ltd.	17,388,776	15,186
	Sundram Fasteners Ltd.	1,293,101	14,796
	Gujarat State Petronet Ltd.	3,638,023	14,769
	Redington India Ltd.	6,711,898	14,685
	SKF India Ltd.	297,444	14,564
*	Aavas Financiers Ltd.	374,827	14,544
	Dr Reddy's Laboratories Ltd. ADR	252,629	14,526
	Central Depository Services India Ltd.	704,238	14,312
	Exide Industries Ltd.	6,043,584	14,156
	Cyient Ltd.	1,116,989	14,126
	Oracle Financial Services Software Ltd.	297,542	14,086
	Natco Pharma Ltd.	1,147,295	14,048
	Oil India Ltd.	4,332,371	14,029
*	PVR Ltd.	643,076	13,844
	Schaeffler India Ltd.	113,292	13,672
	Thermax Ltd.	483,817	13,551
	Apollo Tyres Ltd.	4,512,622	13,209
	Birlasoft Ltd.	2,049,564	13,192
	Phoenix Mills Ltd.	981,705	13,161
	Amara Raja Batteries Ltd.	1,555,677	12,962
	Pfizer Ltd.	212,533	12,947
	Kansai Nerolac Paints Ltd.	1,694,573	12,923
	Hindustan Zinc Ltd.	3,022,032	12,885
*	Bharat Heavy Electricals Ltd.	16,394,423	12,834
	NHPC Ltd.	31,754,315	12,828
	Indiabulls Housing Finance Ltd.	4,449,285	12,701
	Chambal Fertilisers & Chemicals Ltd.	2,169,147	12,641
	Glenmark Pharmaceuticals Ltd.	1,925,778	12,607
	AIA Engineering Ltd.	489,458	12,428
*	Intellect Design Arena Ltd.	1,184,050	12,301
	Cholamandalam Financial Holdings Ltd.	1,296,266	12,168
	GlaxoSmithKline Pharmaceuticals Ltd.	573,042	12,033
	Polycab India Ltd.	347,369	11,807
*	Amber Enterprises India Ltd.	239,141	11,665
*,2	Macrotech Developers Ltd.	662,003	11,586
	Happiest Minds Technologies Ltd.	743,457	11,581
*,2	Syngene International Ltd.	1,509,118	11,575

		Shares	Market Value ($000)
	Sonata Software Ltd.	1,051,707	11,514
*	3M India Ltd.	34,007	11,441
*,2	RBL Bank Ltd.	5,674,140	11,404
*	L&T Finance Holdings Ltd.	11,272,054	11,387
	Sanofi India Ltd.	111,819	11,353
	Brigade Enterprises Ltd.	1,673,175	11,267
	JB Chemicals & Pharmaceuticals Ltd.	474,590	11,120
[2]	Metropolis Healthcare Ltd.	328,054	11,094
	Castrol India Ltd.	6,304,122	10,567
	Can Fin Homes Ltd.	1,264,062	10,511
	Bayer CropScience Ltd.	151,117	10,483
	KEC International Ltd.	1,554,242	10,368
*	Affle India Ltd.	578,716	10,267
	Suven Pharmaceuticals Ltd.	1,417,247	10,245
*	Aditya Birla Capital Ltd.	6,411,855	10,209
	HFCL Ltd.	9,344,916	10,065
	Linde India Ltd.	272,221	10,036
	Whirlpool of India Ltd.	393,804	9,812
	Prestige Estates Projects Ltd.	1,482,872	9,799
	KEI Industries Ltd.	674,522	9,790
	Lakshmi Machine Works Ltd.	65,715	9,687
	Ajanta Pharma Ltd.	325,092	9,619
	City Union Bank Ltd.	4,943,236	9,576
	Hatsun Agro Product Ltd.	695,424	9,571
	Computer Age Management Services Ltd.	259,901	9,454
	CESC Ltd.	8,247,099	9,401
	DCM Shriram Ltd.	615,894	9,374
[2]	Nippon Life India Asset Management Ltd.	2,015,034	9,319
[2]	Mindspace Business Parks REIT	1,957,077	9,027
	Balrampur Chini Mills Ltd.	1,575,118	9,006
	Blue Star Ltd.	771,550	8,970
*	Godrej Industries Ltd.	1,087,149	8,961
	India Cements Ltd.	2,968,047	8,936
[2]	Endurance Technologies Ltd.	412,777	8,904
	EID Parry India Ltd.	1,357,327	8,880
	Hindustan Aeronautics Ltd.	455,283	8,858
	Sun TV Network Ltd.	1,319,150	8,851
[2]	Quess Corp. Ltd.	893,456	8,739
	Firstsource Solutions Ltd.	4,067,403	8,721
	Solar Industries India Ltd.	278,978	8,707
*	Bajaj Electricals Ltd.	528,647	8,526
	Zensar Technologies Ltd.	1,502,661	8,451
*	Clean Science & Technology Ltd.	280,670	8,432
	Balaji Amines Ltd.	191,523	8,405
	CRISIL Ltd.	221,726	8,350
	Vinati Organics Ltd.	312,817	8,349
*,2	Aster DM Healthcare Ltd.	3,331,637	8,299
	Finolex Industries Ltd.	3,650,045	8,259
	Praj Industries Ltd.	1,441,278	8,222
[2]	ICICI Securities Ltd.	844,197	8,201
	Welspun India Ltd.	4,221,676	8,082
*	Narayana Hrudayalaya Ltd.	927,837	8,070
*	Dhani Services Ltd.	4,528,545	8,053
	Jubilant Pharmova Ltd. Class A	1,136,343	7,938
	Mahanagar Gas Ltd.	718,654	7,927
*	Punjab National Bank	14,059,892	7,898
	Jubilant Ingrevia Ltd.	1,008,583	7,824
	Century Textiles & Industries Ltd.	665,688	7,790

		Shares	Market Value ($000)
	Alkyl Amines Chemicals	171,194	7,733
	Procter & Gamble Health Ltd.	112,992	7,674
	Orient Electric Ltd.	1,707,530	7,642
[2]	IndiaMart InterMesh Ltd.	111,105	7,482
	Rain Industries Ltd.	2,559,622	7,442
	Granules India Ltd.	1,807,355	7,412
[2]	Eris Lifesciences Ltd.	786,837	7,399
	Timken India Ltd.	284,998	7,388
[2]	Indian Railway Finance Corp. Ltd.	23,390,629	7,353
	NCC Ltd.	7,222,542	7,322
	Sobha Ltd.	634,675	7,297
*	TeamLease Services Ltd.	125,159	7,297
*,3	Motherson Sumi Wiring India Ltd.	15,613,509	7,281
*	EIH Ltd.	3,818,404	7,251
	Shriram City Union Finance Ltd.	301,326	7,192
	Sumitomo Chemical India Ltd.	1,350,998	7,105
*	Alok Industries Ltd.	16,966,178	7,104
	Edelweiss Financial Services Ltd.	7,203,742	6,789
	TTK Prestige Ltd.	510,440	6,589
	Motilal Oswal Financial Services Ltd.	548,671	6,526
	Sterlite Technologies Ltd.	2,353,412	6,478
	Vaibhav Global Ltd.	1,028,945	6,437
*	Indiabulls Real Estate Ltd.	3,237,951	6,318
	Finolex Cables Ltd.	941,928	6,302
*	Reliance Power Ltd.	30,221,668	6,072
*	Westlife Development Ltd.	902,532	6,059
	Infibeam Avenues Ltd.	10,186,144	6,056
	JK Lakshmi Cement Ltd.	794,843	6,035
	NBCC India Ltd.	9,552,143	6,030
	Alembic Pharmaceuticals Ltd.	587,058	5,984
*	IRB Infrastructure Developers Ltd.	1,738,724	5,973
	Gillette India Ltd.	83,439	5,911
	Indian Bank	2,734,845	5,803
	eClerx Services Ltd.	182,198	5,766
	Graphite India Ltd.	872,083	5,734
*	V-Mart Retail Ltd.	109,559	5,548
	Zydus Wellnes Ltd.	234,960	5,491
	PNC Infratech Ltd.	1,364,880	5,421
	PTC India Ltd.	4,204,000	5,407
	V-Guard Industries Ltd.	1,852,600	5,375
	Great Eastern Shipping Co. Ltd.	1,263,900	5,346
	Ratnamani Metals & Tubes Ltd.	206,371	5,281
	Aegis Logistics Ltd.	1,899,797	5,197
*	CreditAccess Grameen Ltd.	611,416	5,179
*,2	New India Assurance Co. Ltd.	2,612,918	5,071
	Avanti Feeds Ltd.	625,288	5,051
	Rallis India Ltd.	1,385,487	4,838
	Poly Medicure Ltd.	389,222	4,706
*	Union Bank of India Ltd.	7,331,325	4,698
*	Sun Pharma Advanced Research Co. Ltd.	1,098,537	4,630
*,2	PNB Housing Finance Ltd.	748,874	4,388
*	Yes Bank Ltd.	24,451,507	4,383
*,3	Gateway Rail Freight Ltd.	4,661,460	4,378
	JM Financial Ltd.	4,424,316	4,377
	Strides Pharma Science Ltd.	812,219	4,318
[2]	Godrej Agrovet Ltd.	599,769	4,315
	EPL Ltd.	1,654,738	4,234
*	TV18 Broadcast Ltd.	5,300,021	4,229

		Shares	Market Value ($000)
	Welspun Corp. Ltd.	1,670,194	4,170
*	Mahindra CIE Automotive Ltd.	1,441,266	4,151
	HEG Ltd.	200,557	4,116
*	Bank of India	5,515,351	4,050
*	Raymond Ltd.	387,946	3,975
	Vakrangee Ltd.	7,453,922	3,962
	KRBL Ltd.	1,235,812	3,880
	Gujarat Pipavav Port Ltd.	2,910,673	3,831
	Ceat Ltd.	252,044	3,718
	Equitas Holdings Ltd.	2,416,219	3,581
	AstraZeneca Pharma India Ltd.	85,841	3,218
	Karur Vysya Bank Ltd.	4,694,336	3,188
	Multi Commodity Exchange of India Ltd.	148,079	3,066
	Bombay Burmah Trading Co.	207,995	3,045
	Bajaj Consumer Care Ltd.	1,188,647	2,927
[2]	Brookfield India Real Estate Trust	706,211	2,851
*	Future Retail Ltd.	4,342,061	2,836
*,2	General Insurance Corp. of India	1,455,672	2,795
*	Wockhardt Ltd.	494,426	2,625
	Jindal Saw Ltd.	1,814,897	2,465
	Care Ratings Ltd.	316,616	2,444
*	DCB Bank Ltd.	2,099,942	2,428
*	IFCI Ltd.	11,662,080	2,380
	Kaveri Seed Co. Ltd.	314,312	2,335
[2]	Dilip Buildcon Ltd.	470,620	2,308
	Engineers India Ltd.	2,440,077	2,288
	Symphony Ltd.	159,867	2,156
*	Just Dial Ltd.	175,561	2,151
*	Hindustan Construction Co. Ltd.	10,541,092	2,134
	Karnataka Bank Ltd.	2,143,634	1,848
*,3	GMR Power & Urban Infra Ltd. - Spun Off	2,820,736	1,777
*	Future Consumer Ltd.	16,252,546	1,610
*	Mangalore Refinery & Petrochemicals Ltd.	2,191,775	1,357
*	South Indian Bank Ltd.	10,628,757	1,284
	Akzo Nobel India Ltd.	40,933	1,062
	GE Power India Ltd.	309,637	998
	WABCO India Ltd.	3,062	329
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			15,887,502
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	627,684,555	333,864
	Bank Rakyat Indonesia Persero Tbk. PT	847,376,669	241,193
	Telkom Indonesia Persero Tbk. PT	606,182,409	177,536
	Bank Mandiri Persero Tbk. PT	242,223,492	126,927
	Astra International Tbk. PT	264,657,963	101,292
	Bank Negara Indonesia Persero Tbk. PT	97,479,299	50,031
	Charoen Pokphand Indonesia Tbk. PT	95,971,917	42,170
	United Tractors Tbk. PT	20,033,737	32,391
	Kalbe Farma Tbk. PT	246,598,489	28,172
	Adaro Energy Tbk. PT	167,944,905	26,297
	Tower Bersama Infrastructure Tbk. PT	128,594,623	25,898
	Indofood Sukses Makmur Tbk. PT	58,370,069	25,741
	Sarana Menara Nusantara Tbk. PT	333,188,955	23,814
	Unilever Indonesia Tbk. PT	75,795,763	21,318
	Barito Pacific Tbk. PT	326,590,465	20,292
	Indofood CBP Sukses Makmur Tbk. PT	30,827,964	18,742
	Indah Kiat Pulp & Paper Tbk. PT	34,486,296	18,340
	Semen Indonesia Persero Tbk. PT	38,444,486	18,106

		Shares	Market Value ($000)
	Indocement Tunggal Prakarsa Tbk. PT	20,162,881	15,446
	Aneka Tambang Tbk.	110,883,178	13,834
*	Perusahaan Gas Negara Tbk. PT	140,981,762	13,646
	Mitra Keluarga Karyasehat Tbk. PT	75,872,814	13,331
	Gudang Garam Tbk. PT	6,129,804	13,082
	XL Axiata Tbk. PT	48,247,483	11,202
	Ciputra Development Tbk. PT	176,788,884	10,804
	Bukit Asam Tbk. PT	53,148,307	10,584
	Japfa Comfeed Indonesia Tbk. PT	90,919,302	10,577
	BFI Finance Indonesia Tbk. PT	101,889,600	9,279
	Vale Indonesia Tbk. PT	27,208,920	9,001
*	Pakuwon Jati Tbk. PT	283,068,764	8,509
	Indo Tambangraya Megah Tbk. PT	5,457,270	8,225
	Hanjaya Mandala Sampoerna Tbk. PT	118,833,199	7,850
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,934,391	7,818
*	Surya Citra Media Tbk. PT	381,697,905	7,781
	Ace Hardware Indonesia Tbk. PT	87,792,728	7,560
*	Summarecon Agung Tbk. PT	156,455,037	7,439
*	Bank Bukopin Tbk. PT	379,526,340	7,375
	Matahari Department Store Tbk. PT	26,594,507	7,030
*	Smartfren Telecom Tbk. PT	1,234,716,343	6,975
*	Lippo Karawaci Tbk. PT	724,070,348	6,658
	Bank BTPN Syariah Tbk. PT	26,911,368	6,549
*	Bumi Serpong Damai Tbk. PT	97,734,965	6,202
*	Jasa Marga Persero Tbk. PT	26,526,616	6,083
	Mayora Indah Tbk. PT	45,419,700	5,922
*	Waskita Karya Persero Tbk. PT	142,023,203	5,805
*	Medco Energi Internasional Tbk. PT	149,036,615	5,800
*	Bank Tabungan Negara Persero Tbk. PT	48,813,788	5,772
	AKR Corporindo Tbk. PT	107,042,600	5,456
	Indosat Tbk. PT	13,383,627	5,346
*	Bank Raya Indonesia Tbk. PT	56,436,433	5,037
*	Mitra Adiperkasa Tbk. PT	83,099,385	4,526
	Media Nusantara Citra Tbk. PT	72,969,114	4,331
*	Bank Syariah Indonesia Tbk. PT	36,876,117	3,967
*	Timah Tbk. PT	36,951,701	3,574
	Astra Agro Lestari Tbk. PT	4,936,892	3,406
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	33,900,457	2,981
*	Wijaya Karya Persero Tbk. PT	40,948,276	2,971
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	29,191,364	2,681
*	Bank Pan Indonesia Tbk. PT	42,001,933	2,180
*	Panin Financial Tbk. PT	176,391,118	2,121
*	PP Persero Tbk. PT	30,610,782	2,000
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,870
*	Global Mediacom Tbk. PT	90,169,733	1,583
*	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,346
*	Surya Semesta Internusa Tbk. PT	46,066,856	1,298
*	Adhi Karya Persero Tbk. PT	20,208,026	1,171
	Bank Danamon Indonesia Tbk. PT	6,946,150	1,162
*	Alam Sutera Realty Tbk. PT	106,913,619	1,096
*	Krakatau Steel Persero Tbk. PT	38,672,460	961
*	Kresna Graha Investama Tbk. PT	151,204,658	818
*	Berlian Laju Tanker Tbk. PT	18,497,500	64
			1,650,209
Ireland (0.2%)
	Kerry Group plc Class A	2,000,287	252,031
	Kingspan Group plc	1,957,558	188,429
*	Bank of Ireland Group plc	11,974,013	80,703

		Shares	Market Value ($000)
	Glanbia plc	2,507,699	34,444
*	AIB Group plc	10,230,579	27,022
*	Dalata Hotel Group plc	2,798,395	13,348
	Hibernia REIT plc	9,200,749	13,142
	Cairn Homes plc	9,366,631	13,112
*	Irish Continental Group plc	2,098,017	10,438
	Kingspan Group plc	3,955	381
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			633,050
Israel (0.5%)
*	Nice Ltd.	822,251	210,478
	Bank Leumi Le-Israel BM	18,915,413	202,868
	Bank Hapoalim BM	15,504,338	160,900
*	Teva Pharmaceutical Industries Ltd.	12,831,359	109,062
	Israel Discount Bank Ltd. Class A	15,235,013	102,164
	ICL Group Ltd.	9,108,298	82,371
	Mizrahi Tefahot Bank Ltd.	1,801,955	69,659
	Elbit Systems Ltd.	320,679	53,420
*	Tower Semiconductor Ltd.	1,422,404	49,054
*	Bezeq The Israeli Telecommunication Corp. Ltd.	26,655,713	45,886
	Azrieli Group Ltd.	487,170	44,048
*	Nova Ltd.	371,599	43,489
	Mivne Real Estate KD Ltd.	9,096,749	38,896
	First International Bank of Israel Ltd.	715,544	29,791
*	Enlight Renewable Energy Ltd.	12,127,610	27,369
	Alony Hetz Properties & Investments Ltd.	1,433,409	26,777
*	Airport City Ltd.	982,720	23,955
*	Melisron Ltd.	240,316	21,171
	Big Shopping Centers Ltd.	127,545	20,495
*	Israel Corp. Ltd.	49,142	20,056
	Strauss Group Ltd.	577,720	19,166
	Phoenix Holdings Ltd.	1,575,312	18,808
*	Paz Oil Co. Ltd.	130,669	18,587
*	Shikun & Binui Ltd.	2,788,460	18,021
	Amot Investments Ltd.	2,111,403	17,915
	Harel Insurance Investments & Financial Services Ltd.	1,519,746	17,660
	Fox Wizel Ltd.	87,766	17,053
	Shufersal Ltd.	1,722,114	16,198
	Electra Ltd.	21,925	15,985
	Reit 1 Ltd.	2,192,814	15,929
	Shapir Engineering & Industry Ltd.	1,555,766	15,010
*	Clal Insurance Enterprises Holdings Ltd.	635,091	14,917
	Isracard Ltd.	2,683,460	14,872
	Ashtrom Group Ltd.	489,707	13,719
	Gav-Yam Lands Corp. Ltd.	1,042,108	13,255
	AFI Properties Ltd.	203,468	13,022
	Matrix IT Ltd.	455,308	12,728
	Hilan Ltd.	190,950	12,307
*	Camtek Ltd.	342,661	12,303
	Sapiens International Corp. NV	380,663	12,208
	Maytronics Ltd.	560,368	12,009
	Kenon Holdings Ltd.	206,809	11,626
	Danel Adir Yeoshua Ltd.	48,273	11,515
*	Delek Group Ltd.	98,675	11,144
	Gazit-Globe Ltd.	975,618	10,185
	Energix-Renewable Energies Ltd.	2,463,456	9,830
*	Partner Communications Co. Ltd.	1,096,027	9,765
	FIBI Holdings Ltd.	212,699	9,713

		Shares	Market Value ($000)
*	Summit Real Estate Holdings Ltd.	384,757	9,536
	Formula Systems 1985 Ltd.	83,922	9,444
*	OPC Energy Ltd.	799,991	9,398
	Mega Or Holdings Ltd.	203,340	9,256
*	Fattal Holdings 1998 Ltd.	66,661	8,027
	Delek Automotive Systems Ltd.	517,534	7,935
	AudioCodes Ltd.	265,372	7,851
	Menora Mivtachim Holdings Ltd.	313,091	7,696
	Sella Capital Real Estate Ltd.	2,085,542	7,647
*	Perion Network Ltd.	371,494	7,351
	Delta Galil Industries Ltd.	116,264	7,272
	Migdal Insurance & Financial Holdings Ltd.	3,913,046	6,930
*	Equital Ltd.	155,190	6,828
*	Oil Refineries Ltd.	19,548,075	6,461
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	77,719	6,237
*	Brack Capital Properties NV	35,354	5,869
*	Cellcom Israel Ltd.	854,530	5,038
*	Allot Ltd.	455,425	4,187
*	Compugen Ltd.	968,824	3,379
	IDI Insurance Co. Ltd.	87,344	3,191
*	Naphtha Israel Petroleum Corp. Ltd.	393,612	3,149
*	Gilat Satellite Networks Ltd.	350,581	2,711
*	Kamada Ltd.	313,047	1,892
*	Tera Light Ltd.	281,869	681
			1,925,325
Italy (1.7%)
[1]	Enel SpA	100,914,751	776,701
	Intesa Sanpaolo SpA	215,167,305	639,443
	Stellantis NV	26,280,038	507,438
	Eni SpA	32,109,033	482,316
	UniCredit SpA	27,822,759	442,199
	Ferrari NV	1,581,205	364,425
[1]	Assicurazioni Generali SpA	15,872,224	334,027
	CNH Industrial NV	12,789,571	194,940
	Moncler SpA	2,793,138	179,262
	Snam SpA	28,777,121	161,258
	Terna - Rete Elettrica Nazionale	18,388,803	144,488
	FinecoBank Banca Fineco SpA	7,973,206	134,048
*	Atlantia SpA	6,424,338	119,205
	Prysmian SpA	3,459,877	116,672
	EXOR NV	1,345,187	112,795
*,2	Nexi SpA	7,655,339	111,978
	Mediobanca Banca di Credito Finanziario SpA	9,078,915	104,014
	Davide Campari-Milano NV	6,397,046	80,317
[2]	Poste Italiane SpA	5,975,647	80,209
	Amplifon SpA	1,685,595	71,648
	Recordati Industria Chimica e Farmaceutica SpA	1,264,215	70,822
	Tenaris SA	5,680,658	69,343
	Interpump Group SpA	1,050,968	64,901
	Telecom Italia SpA (Registered)	136,770,511	64,457
	Banco BPM SpA	19,385,297	60,435
[2]	Infrastrutture Wireless Italiane SpA	4,536,542	48,915
	Reply SpA	290,831	48,874
[2]	Pirelli & C SpA	6,422,548	45,409
	DiaSorin SpA	292,669	45,118
	Italgas SpA	6,453,308	42,814
	Hera SpA	10,288,859	42,775
	Azimut Holding SpA	1,569,193	42,210

		Shares	Market Value ($000)
	A2A SpA	19,961,817	37,919
*,1	Leonardo SpA	5,162,035	37,284
	Telecom Italia SpA (Bearer)	82,028,795	36,631
	Unipol Gruppo SpA	6,445,162	36,259
	De' Longhi SpA	919,323	31,681
	Banca Mediolanum SpA	3,208,166	31,186
	Banca Generali SpA	748,120	30,131
	BPER Banca	13,451,767	28,319
*	Iveco Group NV	2,525,200	26,866
	Buzzi Unicem SpA	1,242,575	25,946
	Iren SpA	8,598,172	25,867
	Brembo SpA	1,899,134	25,249
*	Brunello Cucinelli SpA	432,081	25,092
	ERG SpA	838,891	24,462
	Banca Popolare di Sondrio SCPA	5,325,572	22,401
*	Salvatore Ferragamo SpA	884,370	18,951
*	Autogrill SpA	2,425,681	18,215
[2]	BFF Bank SpA	2,375,253	18,161
[2]	Anima Holding SpA	3,514,488	17,776
	Sesa SpA	93,542	16,919
	UnipolSai Assicurazioni SpA	5,436,542	15,873
	Falck Renewables SpA	1,530,148	15,026
*,2	Enav SpA	3,245,647	14,912
[1,2]	Technogym SpA	1,722,250	14,699
	Tamburi Investment Partners SpA	1,272,628	12,957
[2]	Carel Industries SpA	533,476	12,844
	Gruppo MutuiOnline SpA	243,285	11,580
	ACEA SpA	545,362	11,022
*,1	Saipem SpA	7,039,354	10,768
[2]	GVS SpA	921,375	10,317
	SOL SpA	473,575	10,130
	MARR SpA	451,248	9,609
[1]	Maire Tecnimont SpA	1,991,667	9,512
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	346,497	9,425
[1]	Webuild SpA	4,297,711	9,003
	Tinexta Spa	252,112	8,956
	Banca IFIS SpA	410,185	8,232
	Piaggio & C SpA	2,151,235	6,886
*,1	Tod's SpA	117,288	6,322
	Italmobiliare SpA	174,154	6,230
[2]	RAI Way SpA	1,050,901	5,971
	Credito Emiliano SpA	848,935	5,856
*	CIR SpA-Compagnie Industriali	12,111,178	5,756
	Zignago Vetro SpA	327,452	5,671
*,1	Juventus Football Club SpA	13,082,165	5,592
[2]	doValue SpA	608,762	5,279
*,1	Saras SpA	7,801,595	4,893
[1]	MFE-MediaForEurope NV Class B	3,664,790	4,676
*,1	Fincantieri SpA	7,173,511	4,593
*,1	Biesse SpA	175,271	4,547
	Cementir Holding NV	505,869	4,460
*,1	Banca Monte dei Paschi di Siena SpA	4,219,955	4,363
	Tenaris SA ADR	170,013	4,145
	Datalogic SpA	258,107	4,032
*	Immobiliare Grande Distribuzione SIIQ SpA	854,151	3,976
	Danieli & C Officine Meccaniche SpA	219,121	3,925
*	Arnoldo Mondadori Editore SpA	1,396,755	3,217
*	MFE-MediaForEurope NV Class A	3,484,965	2,889

		Shares	Market Value ($000)
*	Societa Cattolica Di Assicurazione SpA	445,426	2,842
	DeA Capital SpA	1,825,442	2,759
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	1,127
*	Webuild SpA Warrants Exp. 8/2/30	374,490	304
*,3	Gemina SpA	315,232	—
			6,643,947
Japan (15.0%)
	Toyota Motor Corp.	160,211,020	3,166,279
	Sony Group Corp.	16,115,892	1,802,860
	Keyence Corp.	2,342,856	1,201,704
	Mitsubishi UFJ Financial Group Inc.	161,065,139	976,261
	Tokyo Electron Ltd.	1,920,398	939,330
	Shin-Etsu Chemical Co. Ltd.	5,157,312	862,867
	Recruit Holdings Co. Ltd.	17,387,746	859,452
	SoftBank Group Corp.	17,429,466	772,117
	Daikin Industries Ltd.	3,443,465	722,936
	KDDI Corp.	21,519,204	687,511
	Nintendo Co. Ltd.	1,363,855	668,346
	Honda Motor Co. Ltd.	22,213,982	654,264
	Hitachi Ltd.	12,039,257	625,753
	Sumitomo Mitsui Financial Group Inc.	16,842,140	606,670
	Hoya Corp.	4,644,384	602,230
	Takeda Pharmaceutical Co. Ltd.	19,837,352	574,950
	ITOCHU Corp.	17,577,751	564,711
	Murata Manufacturing Co. Ltd.	7,405,419	556,764
	Daiichi Sankyo Co. Ltd.	24,451,400	549,423
	Nidec Corp.	6,025,193	534,012
	Mitsubishi Corp.	15,546,579	527,844
	Mitsui & Co. Ltd.	20,464,127	510,281
	Seven & i Holdings Co. Ltd.	10,002,419	508,709
	Tokio Marine Holdings Inc.	8,281,347	494,179
	FANUC Corp.	2,496,508	493,680
	Mizuho Financial Group Inc.	32,919,154	445,923
	Nippon Telegraph & Telephone Corp.	15,499,374	443,557
	SoftBank Corp.	35,355,126	443,207
	Denso Corp.	5,913,491	441,346
	Oriental Land Co. Ltd.	2,437,522	424,332
	SMC Corp.	740,415	412,975
	Fast Retailing Co. Ltd.	667,388	392,734
	Astellas Pharma Inc.	24,130,861	389,486
	Bridgestone Corp.	7,498,166	328,354
	Fujitsu Ltd.	2,443,355	323,008
	ORIX Corp.	15,631,737	322,438
	Mitsubishi Electric Corp.	25,682,122	321,628
	Terumo Corp.	8,570,286	312,849
	Central Japan Railway Co.	2,351,491	308,541
	FUJIFILM Holdings Corp.	4,600,082	308,371
	Olympus Corp.	13,739,160	307,442
	Canon Inc.	12,955,984	306,419
	Japan Tobacco Inc.	15,334,648	306,154
	Panasonic Corp.	27,701,937	304,985
	Kubota Corp.	14,157,625	303,618
	Kao Corp.	6,024,282	301,043
	Komatsu Ltd.	11,899,230	299,015
	Dai-ichi Life Holdings Inc.	13,261,980	298,520
	Chugai Pharmaceutical Co. Ltd.	8,455,658	274,638
	East Japan Railway Co.	4,689,985	267,812
	Mitsui Fudosan Co. Ltd.	12,011,690	257,499

		Shares	Market Value ($000)
	Shiseido Co. Ltd.	5,052,547	254,871
	Suzuki Motor Corp.	5,888,759	250,709
*	Japan Post Holdings Co. Ltd.	29,336,461	250,402
	Kyocera Corp.	3,995,388	246,401
	Daiwa House Industry Co. Ltd.	8,353,077	243,769
	Sysmex Corp.	2,467,931	234,925
	Shimano Inc.	1,014,854	227,573
	Toshiba Corp.	5,487,585	227,241
	Sumitomo Corp.	14,515,868	224,349
	Asahi Group Holdings Ltd.	5,471,604	223,355
	Lasertec Corp.	985,614	221,110
	Advantest Corp.	2,520,366	214,515
	Mitsubishi Estate Co. Ltd.	14,865,314	214,097
	M3 Inc.	5,486,336	210,931
	MS&AD Insurance Group Holdings Inc.	6,114,017	209,708
	Marubeni Corp.	20,346,697	209,366
	Aeon Co. Ltd.	9,121,427	207,851
	Shionogi & Co. Ltd.	3,533,863	201,404
	Unicharm Corp.	5,069,765	195,914
	Sompo Holdings Inc.	4,182,785	195,727
	Otsuka Holdings Co. Ltd.	5,448,491	185,888
	Kikkoman Corp.	2,380,622	179,946
	Bandai Namco Holdings Inc.	2,533,796	178,096
	Secom Co. Ltd.	2,514,525	177,058
	Omron Corp.	2,418,715	176,831
	Nomura Holdings Inc.	39,995,948	176,684
	Ajinomoto Co. Inc.	6,294,524	175,627
	Z Holdings Corp.	34,566,817	175,553
	Nippon Steel Corp.	10,598,076	173,221
	Eisai Co. Ltd.	3,439,591	172,272
	TDK Corp.	4,676,812	168,903
	Sumitomo Mitsui Trust Holdings Inc.	4,757,201	164,510
	Nippon Yusen KK	2,084,882	163,441
	Toyota Industries Corp.	2,078,057	162,106
	Sumitomo Realty & Development Co. Ltd.	5,165,073	159,808
	Asahi Kasei Corp.	16,102,107	159,055
	Kirin Holdings Co. Ltd.	9,903,896	158,741
	NTT Data Corp.	8,172,445	156,672
	ENEOS Holdings Inc.	38,827,080	154,634
	Sekisui House Ltd.	7,366,106	149,239
	Nitto Denko Corp.	1,905,835	148,388
*	Renesas Electronics Corp.	12,897,477	148,022
	Subaru Corp.	7,941,322	144,543
	Obic Co. Ltd.	865,911	143,067
	Japan Exchange Group Inc.	6,913,586	142,218
	Sumitomo Metal Mining Co. Ltd.	3,074,901	142,029
	Yaskawa Electric Corp.	3,347,304	140,153
	Nitori Holdings Co. Ltd.	969,214	138,852
	Ono Pharmaceutical Co. Ltd.	5,567,534	135,022
*	Nissan Motor Co. Ltd.	25,131,007	133,008
	NEC Corp.	3,406,901	132,914
	Sumitomo Electric Industries Ltd.	9,816,679	130,154
	Mitsubishi Chemical Holdings Corp.	16,562,462	129,919
	MINEBEA MITSUMI Inc.	5,298,238	129,651
	Shimadzu Corp.	3,507,589	126,560
	West Japan Railway Co.	3,000,251	125,722
	Toray Industries Inc.	19,721,884	124,639
	Resona Holdings Inc.	28,296,457	121,602

	Shares	Market Value ($000)
Makita Corp.	3,166,410	118,498
MISUMI Group Inc.	3,629,718	117,755
Toyota Tsusho Corp.	2,900,108	117,610
SG Holdings Co. Ltd.	5,527,649	117,343
Nomura Research Institute Ltd.	3,344,990	117,094
Daiwa Securities Group Inc.	19,283,618	116,197
Inpex Corp.	11,437,265	115,625
Nippon Building Fund Inc.	19,338	111,989
Mitsui OSK Lines Ltd.	1,432,378	110,927
Tokyo Gas Co. Ltd.	5,485,002	110,752
AGC Inc.	2,388,555	109,624
MEIJI Holdings Co. Ltd.	1,754,806	109,468
T&D Holdings Inc.	6,917,547	102,230
Mitsubishi Heavy Industries Ltd.	3,703,938	100,597
Nexon Co. Ltd.	5,325,112	100,387
Disco Corp.	360,430	99,102
Sumitomo Chemical Co. Ltd.	19,628,391	98,987
Dentsu Group Inc.	2,841,563	98,408
Yamaha Motor Co. Ltd.	4,088,079	97,352
Daito Trust Construction Co. Ltd.	839,054	96,211
Nissan Chemical Corp.	1,739,773	94,397
Japan Real Estate Investment Corp.	16,936	93,130
Yamato Holdings Co. Ltd.	4,364,843	92,946
Rakuten Group Inc.	10,546,153	91,492
Chubu Electric Power Co. Inc.	9,080,623	90,951
Yamaha Corp.	1,989,599	90,637
Nippon Prologis REIT Inc.	29,028	90,574
Rohm Co. Ltd.	1,064,398	89,662
Kansai Electric Power Co. Inc.	9,468,846	89,378
GLP J-REIT	55,311	89,029
Yakult Honsha Co. Ltd.	1,744,730	88,460
Fuji Electric Co. Ltd.	1,638,259	87,559
Daifuku Co. Ltd.	1,258,031	87,339
Osaka Gas Co. Ltd.	5,093,499	86,622
JFE Holdings Inc.	6,667,891	85,661
Hamamatsu Photonics KK	1,669,100	85,393
Tokyu Corp.	6,388,539	84,890
Dai Nippon Printing Co. Ltd.	3,446,831	82,742
Isuzu Motors Ltd.	6,743,308	82,606
Nippon Paint Holdings Co. Ltd.	10,276,583	82,186
Hankyu Hanshin Holdings Inc.	2,819,342	82,103
Daiwa House REIT Investment Corp.	27,553	82,079
Aisin Corp.	2,255,826	81,916
Nomura Real Estate Master Fund Inc.	58,589	81,288
TIS Inc.	3,087,682	81,208
Kyowa Kirin Co. Ltd.	3,245,747	80,900
TOTO Ltd.	1,878,502	80,852
SBI Holdings Inc.	3,130,186	80,746
Trend Micro Inc.	1,480,225	78,530
Ibiden Co. Ltd.	1,402,903	78,395
JSR Corp.	2,360,927	78,261
Idemitsu Kosan Co. Ltd.	3,054,147	78,252
Lixil Corp.	3,417,014	78,216
Taiyo Yuden Co. Ltd.	1,602,403	77,831
Sekisui Chemical Co. Ltd.	4,395,313	76,848
Japan Metropolitan Fund Investment Corp.	89,668	75,564
Koito Manufacturing Co. Ltd.	1,493,402	74,985
Obayashi Corp.	8,760,314	70,977

		Shares	Market Value ($000)
	Odakyu Electric Railway Co. Ltd.	4,005,427	70,779
	Pan Pacific International Holdings Corp.	5,223,321	70,300
	Taisei Corp.	2,124,685	69,649
	Kajima Corp.	5,733,512	69,247
	Toppan Inc.	3,596,151	68,406
[1]	Ricoh Co. Ltd.	8,077,618	68,211
*	Kintetsu Group Holdings Co. Ltd.	2,343,103	68,080
	Keio Corp.	1,500,233	67,481
	Azbil Corp.	1,700,309	66,784
	BayCurrent Consulting Inc.	174,951	66,397
	SUMCO Corp.	3,598,319	66,339
*	Kawasaki Kisen Kaisha Ltd.	1,062,070	66,198
	Konami Holdings Corp.	1,210,069	65,235
	Hirose Electric Co. Ltd.	429,238	63,981
	Nissin Foods Holdings Co. Ltd.	892,999	63,343
	Suntory Beverage & Food Ltd.	1,632,544	62,688
	Kobayashi Pharmaceutical Co. Ltd.	798,264	62,163
	Tobu Railway Co. Ltd.	2,652,452	62,129
	Oji Holdings Corp.	11,553,536	61,500
	Mitsui Chemicals Inc.	2,256,030	60,337
	Concordia Financial Group Ltd.	14,600,021	59,997
	Ebara Corp.	1,200,720	58,849
	CyberAgent Inc.	5,010,467	58,423
	Kurita Water Industries Ltd.	1,434,389	58,327
*	Mazda Motor Corp.	7,457,916	57,454
	Tosoh Corp.	3,654,605	57,182
	NGK Insulators Ltd.	3,374,118	57,015
	Toho Co. Ltd. (Tokyo)	1,466,884	56,824
	Brother Industries Ltd.	3,072,942	56,592
	Capcom Co. Ltd.	2,329,744	56,242
	Persol Holdings Co. Ltd.	2,154,661	55,624
	Seiko Epson Corp.	3,538,044	55,110
*	Tokyo Electric Power Co. Holdings Inc.	20,219,928	53,871
	Nihon M&A Center Holdings Inc.	3,418,014	53,811
	Otsuka Corp.	1,325,623	53,790
	MatsukiyoCocokara & Co.	1,568,781	53,696
	Nippon Express Holdings Inc.	896,466	53,128
	Santen Pharmaceutical Co. Ltd.	4,672,691	53,055
	Kansai Paint Co. Ltd.	2,529,542	52,508
	Yokogawa Electric Corp.	3,175,655	52,035
	Chiba Bank Ltd.	8,046,265	52,016
[1]	Japan Post Bank Co. Ltd.	5,272,444	51,869
	Hulic Co. Ltd.	5,347,840	51,690
[1]	Keisei Electric Railway Co. Ltd.	1,810,613	51,098
	Shizuoka Bank Ltd.	6,486,908	50,971
	Marui Group Co. Ltd.	2,629,527	50,734
	Hoshizaki Corp.	684,592	50,588
	SCREEN Holdings Co. Ltd.	502,285	50,407
	MonotaRO Co. Ltd.	3,044,946	50,031
	Open House Group Co. Ltd.	962,467	49,830
	NH Foods Ltd.	1,289,520	49,729
	Advance Residence Investment Corp.	16,831	49,623
	Orix JREIT Inc.	34,524	49,544
	Square Enix Holdings Co. Ltd.	997,819	48,931
	Toyo Suisan Kaisha Ltd.	1,182,167	48,437
	Nisshin Seifun Group Inc.	3,429,141	48,153
	Hakuhodo DY Holdings Inc.	3,128,533	47,922
	Showa Denko KK	2,298,540	47,749

		Shares	Market Value ($000)
	Sojitz Corp.	3,032,610	47,526
	GMO Payment Gateway Inc.	531,501	46,640
	Shimizu Corp.	6,968,302	46,398
	Nabtesco Corp.	1,460,951	45,668
*	Hitachi Metals Ltd.	2,530,621	45,634
	Kyushu Electric Power Co. Inc.	6,096,460	45,173
	United Urban Investment Corp.	38,205	45,141
	USS Co. Ltd.	2,764,708	45,122
	Mitsubishi Gas Chemical Co. Inc.	2,349,323	45,002
	Japan Post Insurance Co. Ltd.	2,562,829	44,936
	Bank of Kyoto Ltd.	957,472	44,640
	Stanley Electric Co. Ltd.	1,885,878	44,081
	Nikon Corp.	4,223,137	44,077
	Ryohin Keikaku Co. Ltd.	3,058,926	43,924
	Nippon Shinyaku Co. Ltd.	671,855	43,920
	Mitsubishi HC Capital Inc.	8,457,570	43,681
	Tohoku Electric Power Co. Inc.	6,197,040	43,651
	Asahi Intecc Co. Ltd.	2,546,919	43,453
	Lion Corp.	3,317,506	43,346
	Asics Corp.	2,232,120	43,338
	Sega Sammy Holdings Inc.	2,566,086	43,086
	Tokyu Fudosan Holdings Corp.	7,821,591	42,848
*	ANA Holdings Inc.	2,028,440	42,836
	Haseko Corp.	3,366,599	42,748
	Kyushu Railway Co.	2,046,182	42,746
	NGK Spark Plug Co. Ltd.	2,514,210	42,741
	Fukuoka Financial Group Inc.	2,140,389	42,035
	Industrial & Infrastructure Fund Investment Corp.	24,846	41,655
	Rinnai Corp.	462,414	41,296
	Kuraray Co. Ltd.	4,546,696	40,847
	NOF Corp.	879,475	40,271
*	Nagoya Railroad Co. Ltd.	2,549,118	40,253
	Denka Co. Ltd.	1,141,426	40,199
	Ito En Ltd.	744,897	40,123
	Tokyo Century Corp.	811,514	40,048
	Amada Co. Ltd.	4,115,466	39,844
	Food & Life Cos. Ltd.	1,316,109	39,433
	NSK Ltd.	5,770,867	39,363
	Tokyo Tatemono Co. Ltd.	2,619,901	39,053
	Shinko Electric Industries Co. Ltd.	848,292	39,037
	Sumitomo Heavy Industries Ltd.	1,478,593	38,832
	Tsuruha Holdings Inc.	478,202	38,516
	Iida Group Holdings Co. Ltd.	1,851,289	38,515
	Miura Co. Ltd.	1,287,276	38,007
	Japan Prime Realty Investment Corp.	11,569	37,793
	ZOZO Inc.	1,413,958	37,678
	Nippon Sanso Holdings Corp.	1,889,900	37,531
[1]	Skylark Holdings Co. Ltd.	2,848,096	37,213
	LaSalle Logiport REIT	23,193	37,101
	Kawasaki Heavy Industries Ltd.	1,898,241	36,785
	THK Co. Ltd.	1,471,496	36,768
	Sekisui House Reit Inc.	53,726	36,594
	TechnoPro Holdings Inc.	1,401,883	35,863
	Koei Tecmo Holdings Co. Ltd.	988,224	35,751
	Air Water Inc.	2,335,449	35,598
*	Japan Airlines Co. Ltd.	1,880,299	35,590
	Isetan Mitsukoshi Holdings Ltd.	4,508,216	35,439
	Welcia Holdings Co. Ltd.	1,311,192	35,412

		Shares	Market Value ($000)
	Rohto Pharmaceutical Co. Ltd.	1,281,965	35,403
	Hitachi Construction Machinery Co. Ltd.	1,383,200	35,171
	Kakaku.com Inc.	1,688,074	34,963
[1]	Hikari Tsushin Inc.	291,175	34,960
	Nomura Real Estate Holdings Inc.	1,489,317	34,875
	Medipal Holdings Corp.	1,934,750	34,816
	COMSYS Holdings Corp.	1,456,522	34,657
	Itochu Techno-Solutions Corp.	1,258,947	34,344
	Aozora Bank Ltd.	1,525,738	34,303
	Kose Corp.	374,343	34,226
	Casio Computer Co. Ltd.	2,733,218	34,184
	IHI Corp.	1,659,428	33,509
	Keikyu Corp.	3,255,211	33,316
	Alfresa Holdings Corp.	2,321,478	33,102
	Activia Properties Inc.	9,715	32,884
	Nippon Accommodations Fund Inc.	6,018	32,583
	Nichirei Corp.	1,411,787	32,487
	Mitsui Fudosan Logistics Park Inc.	6,558	32,299
	Nifco Inc.	1,106,539	32,213
	Yamada Holdings Co. Ltd.	9,520,396	32,130
	Ulvac Inc.	630,651	32,089
	Sohgo Security Services Co. Ltd.	882,613	32,010
	Toho Gas Co. Ltd.	1,162,745	31,779
	Iwatani Corp.	668,884	31,534
	Japan Logistics Fund Inc.	11,313	31,358
	Teijin Ltd.	2,478,874	31,251
	Chugoku Electric Power Co. Inc.	3,963,304	31,150
	Oracle Corp. Japan	416,205	31,128
	Sumitomo Forestry Co. Ltd.	1,746,588	30,750
	Hino Motors Ltd.	3,521,159	30,607
	Zensho Holdings Co. Ltd.	1,261,160	30,364
	Taiheiyo Cement Corp.	1,524,527	30,332
*	Japan Airport Terminal Co. Ltd.	699,473	30,307
	Keihan Holdings Co. Ltd.	1,296,923	30,074
	Kenedix Office Investment Corp.	4,929	29,928
	Zenkoku Hosho Co. Ltd.	665,657	29,794
	Jeol Ltd.	537,652	29,314
	Suzuken Co. Ltd.	986,601	29,283
	Taisho Pharmaceutical Holdings Co. Ltd.	593,769	29,161
	Nankai Electric Railway Co. Ltd.	1,465,378	29,093
	Japan Hotel REIT Investment Corp.	59,668	29,089
	J Front Retailing Co. Ltd.	3,236,791	29,038
	Kewpie Corp.	1,405,665	28,998
	Mitsubishi Materials Corp.	1,621,316	28,922
	DIC Corp.	1,107,416	28,411
	Kagome Co. Ltd.	1,090,907	28,387
	Electric Power Development Co. Ltd.	2,161,925	28,370
	ADEKA Corp.	1,307,388	28,366
	Hisamitsu Pharmaceutical Co. Inc.	930,505	28,351
	Tokyo Ohka Kogyo Co. Ltd.	478,027	28,317
	Cosmos Pharmaceutical Corp.	226,345	28,267
	Sharp Corp.	2,534,297	28,172
	Mebuki Financial Group Inc.	12,623,438	28,160
	Alps Alpine Co. Ltd.	2,581,553	28,156
	Sanwa Holdings Corp.	2,587,089	28,016
	SCSK Corp.	1,653,671	27,983
	INFRONEER Holdings Inc.	3,015,503	27,787
	JGC Holdings Corp.	2,816,316	27,674

		Shares	Market Value ($000)
	EXEO Group Inc.	1,358,380	27,608
	Lawson Inc.	628,830	27,561
	AEON REIT Investment Corp.	21,535	27,390
	SHO-BOND Holdings Co. Ltd.	623,881	27,320
	Sugi Holdings Co. Ltd.	464,084	27,225
	Horiba Ltd.	505,483	27,208
	Japan Steel Works Ltd.	816,307	27,138
	Pigeon Corp.	1,391,463	27,122
	Tokai Carbon Co. Ltd.	2,549,856	26,446
	Frontier Real Estate Investment Corp.	6,260	26,416
[1]	Mori Hills REIT Investment Corp.	21,470	26,339
*	Seibu Holdings Inc.	2,666,248	26,158
	Shimamura Co. Ltd.	284,094	25,994
	Dowa Holdings Co. Ltd.	597,193	25,891
	Nihon Kohden Corp.	975,168	25,864
	Daicel Corp.	3,505,528	25,858
[1]	Nippon Electric Glass Co. Ltd.	1,033,899	25,827
	Kamigumi Co. Ltd.	1,332,101	25,741
	Morinaga Milk Industry Co. Ltd.	529,945	25,693
	JTEKT Corp.	2,947,031	25,635
	House Foods Group Inc.	993,724	25,536
	Fuji Corp.	1,104,330	25,491
	NET One Systems Co. Ltd.	1,068,935	25,373
	Daiwa Securities Living Investments Corp.	25,874	25,319
	Kaneka Corp.	772,049	25,149
	Relo Group Inc.	1,391,860	25,118
	Fujitec Co. Ltd.	1,043,834	24,827
	Rakus Co. Ltd.	1,232,308	24,824
	Tsumura & Co.	871,090	24,706
	Sumitomo Rubber Industries Ltd.	2,357,685	24,534
	Goldwin Inc.	469,693	24,380
	Konica Minolta Inc.	5,764,803	24,301
	Daiseki Co. Ltd.	603,136	24,162
[1]	Anritsu Corp.	1,748,077	24,139
	Internet Initiative Japan Inc.	720,344	23,856
	Hulic Reit Inc.	16,567	23,812
	Sumitomo Dainippon Pharma Co. Ltd.	2,176,713	23,692
	Ube Industries Ltd.	1,313,722	23,620
	Ship Healthcare Holdings Inc.	1,052,370	23,620
	Benefit One Inc.	776,401	23,613
	Yamazaki Baking Co. Ltd.	1,649,741	23,588
	NTT UD REIT Investment Corp.	17,407	23,411
*	Mitsubishi Motors Corp.	8,167,914	23,321
	Ushio Inc.	1,488,828	23,137
*	SHIFT Inc.	139,204	23,129
	Sankyu Inc.	636,007	23,009
	Calbee Inc.	999,444	23,005
	Aeon Mall Co. Ltd.	1,588,513	22,964
	Toyo Seikan Group Holdings Ltd.	1,871,663	22,798
	Kinden Corp.	1,594,158	22,787
	Fancl Corp.	894,392	22,779
	Hachijuni Bank Ltd.	6,168,382	22,777
	Kadokawa Corp.	1,094,168	22,719
	Hirogin Holdings Inc.	3,894,676	22,703
	Daiwa Office Investment Corp.	3,614	22,644
	Nishi-Nippon Railroad Co. Ltd.	1,010,071	22,592
	Nagase & Co. Ltd.	1,413,247	22,573
[1]	Kenedix Residential Next Investment Corp.	12,947	22,570

		Shares	Market Value ($000)
	Ezaki Glico Co. Ltd.	695,531	22,551
	Credit Saison Co. Ltd.	2,017,600	22,521
	Zeon Corp.	1,923,187	22,317
	Takara Holdings Inc.	2,296,398	22,274
	Nippon Kayaku Co. Ltd.	2,231,646	22,188
	Nihon Unisys Ltd.	839,744	22,092
[1]	Comforia Residential REIT Inc.	8,198	21,991
	Sundrug Co. Ltd.	872,283	21,966
*	Park24 Co. Ltd.	1,445,650	21,869
[1]	Mitsui High-Tec Inc.	295,208	21,848
	Coca-Cola Bottlers Japan Holdings Inc.	1,849,412	21,694
	GS Yuasa Corp.	1,013,925	21,692
	Mitsubishi Logistics Corp.	887,907	21,433
	Tokyo Seimitsu Co. Ltd.	501,610	21,276
	DMG Mori Co. Ltd.	1,338,218	21,235
[1]	Shinsei Bank Ltd.	1,143,865	21,209
	Mabuchi Motor Co. Ltd.	672,063	21,160
*	PeptiDream Inc.	1,174,394	21,084
	Toyoda Gosei Co. Ltd.	991,849	20,846
	Rengo Co. Ltd.	2,787,655	20,802
	Penta-Ocean Construction Co. Ltd.	3,739,419	20,766
	Sumitomo Bakelite Co. Ltd.	429,711	20,708
	K's Holdings Corp.	2,093,730	20,604
	Toda Corp.	3,187,695	20,593
	Yokohama Rubber Co. Ltd.	1,407,986	20,526
	Invincible Investment Corp.	64,783	20,407
	Nippon Shokubai Co. Ltd.	431,672	20,328
	Kobe Steel Ltd.	4,242,555	20,251
	Mitsui Mining & Smelting Co. Ltd.	698,675	19,757
	Sotetsu Holdings Inc.	1,067,345	19,654
	Kyushu Financial Group Inc.	5,079,076	19,625
	Katitas Co. Ltd.	642,005	19,582
	FP Corp.	609,212	19,568
	Hitachi Transport System Ltd.	424,453	19,460
	Mitsubishi Estate Logistics REIT Investment Corp.	4,942	19,417
	Sawai Group Holdings Co. Ltd.	512,033	19,381
	Nippon Gas Co. Ltd.	1,380,128	19,314
	Toyo Tire Corp.	1,360,358	19,234
	NIPPON REIT Investment Corp.	5,699	19,203
	Yamaguchi Financial Group Inc.	3,091,902	19,185
	Iyo Bank Ltd.	3,695,128	19,180
	Asahi Holdings Inc.	988,310	19,149
	Aica Kogyo Co. Ltd.	694,916	19,146
	Ain Holdings Inc.	369,920	19,014
	Mirait Holdings Corp.	1,145,224	19,013
	Japan Excellent Inc.	16,460	18,930
	Benesse Holdings Inc.	969,517	18,908
	Justsystems Corp.	434,357	18,800
	Maruichi Steel Tube Ltd.	842,044	18,757
	Tokyu REIT Inc.	11,580	18,711
	Meitec Corp.	319,202	18,700
	Gunma Bank Ltd.	5,665,362	18,614
	Topcon Corp.	1,371,224	18,611
*	Fujikura Ltd.	3,408,921	18,433
	Chugoku Bank Ltd.	2,247,266	18,326
	OSG Corp.	1,035,899	18,237
	DeNA Co. Ltd.	1,169,809	18,191
	SMS Co. Ltd.	659,502	18,131

		Shares	Market Value ($000)
	Hazama Ando Corp.	2,364,175	18,091
	Amano Corp.	901,833	18,090
	Seven Bank Ltd.	8,556,449	18,083
	Daido Steel Co. Ltd.	467,751	18,075
	Kenedix Retail REIT Corp.	7,711	18,049
	OKUMA Corp.	410,524	17,908
	TS Tech Co. Ltd.	1,358,854	17,905
	Seino Holdings Co. Ltd.	1,800,780	17,866
	Kureha Corp.	237,468	17,728
	Daio Paper Corp.	1,087,460	17,693
	Kobe Bussan Co. Ltd.	566,319	17,629
	Yoshinoya Holdings Co. Ltd.	851,293	17,591
	Morinaga & Co. Ltd.	546,114	17,405
	H.U. Group Holdings Inc.	684,956	17,396
[1]	Takashimaya Co. Ltd.	1,830,623	17,384
	Nichias Corp.	762,813	17,317
	Cosmo Energy Holdings Co. Ltd.	858,041	17,250
[1]	Bic Camera Inc.	1,971,725	17,223
	Daiwabo Holdings Co. Ltd.	1,194,027	17,072
	Yaoko Co. Ltd.	292,297	16,899
	Nippon Suisan Kaisha Ltd.	3,602,862	16,881
	Hoshino Resorts REIT Inc.	2,963	16,743
	Kokuyo Co. Ltd.	1,148,050	16,737
	Furukawa Electric Co. Ltd.	810,096	16,663
	NHK Spring Co. Ltd.	2,124,267	16,649
	Dexerials Corp.	603,193	16,586
	JAFCO Group Co. Ltd.	1,037,073	16,560
	Sapporo Holdings Ltd.	852,237	16,531
	GMO internet Inc.	764,045	16,347
	As One Corp.	327,628	16,233
	Heiwa Real Estate Co. Ltd.	474,425	16,206
	AEON Financial Service Co. Ltd.	1,541,174	16,175
	Kaken Pharmaceutical Co. Ltd.	452,235	16,171
	Lintec Corp.	695,963	16,166
	Fuyo General Lease Co. Ltd.	243,493	16,151
	PALTAC Corp.	421,348	16,149
	NOK Corp.	1,498,715	16,024
	Inaba Denki Sangyo Co. Ltd.	688,605	15,958
*	Descente Ltd.	512,037	15,955
	Toagosei Co. Ltd.	1,613,292	15,910
	Pilot Corp.	444,737	15,840
	Mori Trust Sogo Reit Inc.	12,942	15,678
	Infomart Corp.	2,688,897	15,628
	ABC-Mart Inc.	340,646	15,554
	Sankyo Co. Ltd.	600,931	15,473
	Digital Garage Inc.	437,309	15,471
	Nisshinbo Holdings Inc.	1,846,008	15,378
	Fujimi Inc.	252,183	15,268
	NSD Co. Ltd.	891,140	15,221
	Tokuyama Corp.	949,983	15,121
	Outsourcing Inc.	1,304,425	15,111
	Izumi Co. Ltd.	545,881	15,100
	Fujitsu General Ltd.	736,508	14,946
	Duskin Co. Ltd.	619,968	14,899
	Menicon Co. Ltd.	670,806	14,886
	Daiichikosho Co. Ltd.	524,579	14,865
	Nipro Corp.	1,602,123	14,862
	Citizen Watch Co. Ltd.	3,468,383	14,846

		Shares	Market Value ($000)
	Shikoku Electric Power Co. Inc.	2,131,534	14,817
	Pola Orbis Holdings Inc.	992,419	14,791
	Heiwa Real Estate REIT Inc.	11,976	14,732
	Toyota Boshoku Corp.	814,473	14,437
	Nishi-Nippon Financial Holdings Inc.	2,037,953	14,435
	Mizuho Leasing Co. Ltd.	514,272	14,364
	Resorttrust Inc.	896,312	14,350
	Maruwa Co. Ltd.	108,476	14,272
	CKD Corp.	771,835	14,248
	Hitachi Zosen Corp.	2,115,879	14,087
	Sanrio Co. Ltd.	726,175	14,084
	Sumitomo Osaka Cement Co. Ltd.	458,041	14,046
[1]	Acom Co. Ltd.	5,002,126	14,039
	Yamato Kogyo Co. Ltd.	454,430	13,982
	Macnica Fuji Electronics Holdings Inc.	631,261	13,967
	Kyudenko Corp.	544,455	13,926
	Hokuhoku Financial Group Inc.	1,759,635	13,866
*	Shochiku Co. Ltd.	133,853	13,858
	Takasago Thermal Engineering Co. Ltd.	827,548	13,836
	Hanwa Co. Ltd.	501,971	13,785
	Wacom Co. Ltd.	1,895,385	13,768
	Toyobo Co. Ltd.	1,200,356	13,509
	Tadano Ltd.	1,541,556	13,483
	Japan Elevator Service Holdings Co. Ltd.	918,040	13,225
	Nippon Paper Industries Co. Ltd.	1,292,857	13,100
	Taiyo Holdings Co. Ltd.	443,916	13,097
	Wacoal Holdings Corp.	708,730	13,002
	Okumura Corp.	454,234	12,968
	DCM Holdings Co. Ltd.	1,361,200	12,919
	JCR Pharmaceuticals Co. Ltd.	731,602	12,886
	Canon Marketing Japan Inc.	630,538	12,878
	Ariake Japan Co. Ltd.	242,475	12,858
	Kumagai Gumi Co. Ltd.	504,366	12,856
	NEC Networks & System Integration Corp.	890,422	12,849
	OBIC Business Consultants Co. Ltd.	338,520	12,766
	Toei Co. Ltd.	85,751	12,730
	Fuji Oil Holdings Inc.	628,504	12,717
	Takuma Co. Ltd.	991,900	12,685
	Nishimatsu Construction Co. Ltd.	381,306	12,665
	Glory Ltd.	672,928	12,654
	Kusuri no Aoki Holdings Co. Ltd.	212,027	12,648
	Daishi Hokuetsu Financial Group Inc.	544,460	12,625
	Takara Bio Inc.	627,717	12,592
	77 Bank Ltd.	948,902	12,558
	Hokuetsu Corp.	1,878,460	12,460
	Tsubakimoto Chain Co.	444,804	12,457
	Sumitomo Warehouse Co. Ltd.	690,354	12,397
	JINS Holdings Inc.	200,239	12,379
	Nikkon Holdings Co. Ltd.	655,558	12,349
	Shiga Bank Ltd.	633,010	12,333
	KH Neochem Co. Ltd.	478,884	12,284
	Kanematsu Corp.	1,127,749	12,268
	Shoei Co. Ltd.	316,370	12,182
	Fukuyama Transporting Co. Ltd.	386,828	12,175
[1]	Colowide Co. Ltd.	842,227	12,169
	Toshiba TEC Corp.	322,177	12,139
	Nippon Light Metal Holdings Co. Ltd.	792,149	12,139
	Mani Inc.	837,707	12,104

		Shares	Market Value ($000)
	Trusco Nakayama Corp.	568,466	12,098
	Heiwa Corp.	753,795	12,055
	Tomy Co. Ltd.	1,232,483	12,032
	DTS Corp.	563,622	12,027
	Kintetsu World Express Inc.	481,902	11,989
	Milbon Co. Ltd.	251,914	11,894
	Kyoritsu Maintenance Co. Ltd.	331,521	11,860
	Maruha Nichiro Corp.	554,396	11,845
	Sakata Seed Corp.	403,196	11,843
	JCU Corp.	271,854	11,802
	Takeuchi Manufacturing Co. Ltd.	470,845	11,769
	NS Solutions Corp.	412,918	11,743
	Rorze Corp.	123,785	11,697
	Aiful Corp.	3,890,314	11,685
	Meidensha Corp.	550,958	11,677
	Hokuriku Electric Power Co.	2,356,578	11,629
	Fuji Soft Inc.	276,329	11,577
	Monex Group Inc.	2,281,476	11,567
	Toridoll Holdings Corp.	574,319	11,564
	Japan Material Co. Ltd.	784,184	11,462
*	NTN Corp.	5,671,267	11,438
	Nextage Co. Ltd.	454,593	11,416
	Systena Corp.	3,672,944	11,309
	Sanken Electric Co. Ltd.	258,135	11,254
	Global One Real Estate Investment Corp.	11,420	11,251
	TOKAI Holdings Corp.	1,467,644	11,245
	Fuji Kyuko Co. Ltd.	311,520	11,181
	CRE Logistics REIT Inc.	6,432	11,176
	Kandenko Co. Ltd.	1,499,696	11,159
	Toho Holdings Co. Ltd.	713,574	11,157
	Hokkaido Electric Power Co. Inc.	2,540,426	11,082
	Joyful Honda Co. Ltd.	831,623	11,072
	Central Glass Co. Ltd.	595,885	11,056
*	Sansan Inc.	995,676	11,038
	Senko Group Holdings Co. Ltd.	1,371,751	11,015
	Matsui Securities Co. Ltd.	1,564,309	10,940
	BeNext-Yumeshin Group Co.	801,660	10,936
	Nihon Parkerizing Co. Ltd.	1,203,429	10,909
	Ichigo Office REIT Investment Corp.	15,271	10,904
	SOSiLA Logistics REIT Inc.	7,695	10,771
	San-In Godo Bank Ltd.	1,904,434	10,726
[1]	EDION Corp.	1,147,869	10,712
	Star Asia Investment Corp.	20,272	10,668
	Fuji Seal International Inc.	566,363	10,650
	Megmilk Snow Brand Co. Ltd.	597,169	10,637
	Suruga Bank Ltd.	2,454,821	10,589
	Seiren Co. Ltd.	555,572	10,504
	KYORIN Holdings Inc.	659,566	10,477
	Iriso Electronics Co. Ltd.	257,547	10,457
	Riken Keiki Co. Ltd.	217,817	10,421
	Mochida Pharmaceutical Co. Ltd.	333,771	10,382
	Okamura Corp.	979,744	10,358
*,1	Atom Corp.	1,543,318	10,302
	Kotobuki Spirits Co. Ltd.	252,848	10,282
	Japan Aviation Electronics Industry Ltd.	642,778	10,273
	Hankyu Hanshin REIT Inc.	7,905	10,238
	UT Group Co. Ltd.	356,429	10,213
	Nippon Soda Co. Ltd.	354,221	10,136

		Shares	Market Value ($000)
*	Raksul Inc.	308,503	10,070
	Tokyo Steel Manufacturing Co. Ltd.	1,051,621	10,068
	Tokai Tokyo Financial Holdings Inc.	2,841,284	10,002
	Makino Milling Machine Co. Ltd.	289,131	9,988
	en Japan Inc.	412,188	9,935
	Arcs Co. Ltd.	527,714	9,920
	Fuso Chemical Co. Ltd.	253,205	9,906
	Japan Petroleum Exploration Co. Ltd.	413,561	9,884
[1]	Nagawa Co. Ltd.	116,700	9,869
	Fukuoka REIT Corp.	6,977	9,811
	MOS Food Services Inc.	370,993	9,770
	Kohnan Shoji Co. Ltd.	327,876	9,723
	Sangetsu Corp.	700,980	9,708
[1]	Tri Chemical Laboratories Inc.	358,634	9,704
	Information Services International-Dentsu Ltd.	310,916	9,693
	San-A Co. Ltd.	272,833	9,676
	Autobacs Seven Co. Ltd.	796,147	9,654
	Noevir Holdings Co. Ltd.	211,811	9,593
	Round One Corp.	782,613	9,548
	Raito Kogyo Co. Ltd.	582,106	9,502
	Kiyo Bank Ltd.	757,127	9,468
	GungHo Online Entertainment Inc.	450,567	9,462
	Itochu Advance Logistics Investment Corp.	6,933	9,457
	Valor Holdings Co. Ltd.	491,055	9,439
	Inabata & Co. Ltd.	623,636	9,397
	Itoham Yonekyu Holdings Inc.	1,599,781	9,386
	Prima Meat Packers Ltd.	426,104	9,358
	Mixi Inc.	503,297	9,317
	Nippon Steel Trading Corp.	205,270	9,265
	Tokai Rika Co. Ltd.	707,512	9,217
	Komeri Co. Ltd.	394,943	9,208
	Earth Corp.	180,472	9,198
	Nojima Corp.	452,368	9,123
	Nippn Corp.	615,267	9,026
	Awa Bank Ltd.	457,527	9,008
	KOMEDA Holdings Co. Ltd.	485,109	8,980
*	UACJ Corp.	389,238	8,960
	Nachi-Fujikoshi Corp.	239,269	8,940
	Toyo Ink SC Holdings Co. Ltd.	537,377	8,918
	Oki Electric Industry Co. Ltd.	1,165,748	8,917
	Shibaura Machine Co. Ltd.	309,121	8,901
	Jaccs Co. Ltd.	322,283	8,721
	Musashi Seimitsu Industry Co. Ltd.	576,565	8,685
	Japan Lifeline Co. Ltd.	990,674	8,673
	Taikisha Ltd.	346,251	8,659
	Towa Pharmaceutical Co. Ltd.	351,971	8,633
	Daihen Corp.	239,978	8,576
	Kanamoto Co. Ltd.	440,993	8,575
	Nichicon Corp.	815,334	8,543
	Kumiai Chemical Industry Co. Ltd.	1,230,738	8,507
	Nitto Boseki Co. Ltd.	356,015	8,496
	Orient Corp.	7,940,677	8,487
	Ogaki Kyoritsu Bank Ltd.	480,705	8,485
	TKC Corp.	322,832	8,483
	Create SD Holdings Co. Ltd.	313,956	8,473
	Heiwado Co. Ltd.	502,568	8,467
	Funai Soken Holdings Inc.	408,429	8,465
	Mirai Corp.	20,046	8,426

		Shares	Market Value ($000)
	Starts Corp. Inc.	386,550	8,416
[1]	Create Restaurants Holdings Inc.	1,308,112	8,385
	Juroku Financial Group Inc.	420,859	8,368
	Hogy Medical Co. Ltd.	311,024	8,365
	Paramount Bed Holdings Co. Ltd.	502,228	8,357
	Megachips Corp.	228,921	8,345
*,1	RENOVA Inc.	584,231	8,306
	Nichiha Corp.	335,935	8,305
	Japan Securities Finance Co. Ltd.	1,021,383	8,301
	ZERIA Pharmaceutical Co. Ltd.	495,857	8,292
	BML Inc.	272,128	8,271
	Ichibanya Co. Ltd.	206,015	8,260
	Nippon Kanzai Co. Ltd.	335,803	8,250
	Transcosmos Inc.	321,245	8,187
	SAMTY Co. Ltd.	448,837	8,152
	H2O Retailing Corp.	1,175,952	8,136
	Tocalo Co. Ltd.	667,644	8,113
	Hyakugo Bank Ltd.	2,626,949	8,109
[1]	Nishimatsuya Chain Co. Ltd.	633,163	8,075
	Eizo Corp.	234,185	8,055
	Zojirushi Corp.	637,635	8,015
	Kura Sushi Inc.	266,055	8,004
	Hosiden Corp.	801,445	7,998
*,1	HIS Co. Ltd.	481,145	7,970
	Dip Corp.	251,308	7,956
	Elecom Co. Ltd.	652,672	7,899
	Nisshin Oillio Group Ltd.	300,512	7,869
	Ohsho Food Service Corp.	152,263	7,858
	Maeda Kosen Co. Ltd.	262,897	7,851
	Saizeriya Co. Ltd.	338,404	7,825
	Aeon Delight Co. Ltd.	288,752	7,815
	Nomura Co. Ltd.	972,057	7,784
	Seiko Holdings Corp.	412,282	7,709
	Nissin Electric Co. Ltd.	610,776	7,705
	North Pacific Bank Ltd.	3,522,551	7,697
[1]	Gree Inc.	1,012,138	7,689
	Sumitomo Mitsui Construction Co. Ltd.	2,026,903	7,659
	Hokkoku Financial Holdings Inc.	296,204	7,621
	Kissei Pharmaceutical Co. Ltd.	374,433	7,560
	MCJ Co. Ltd.	878,057	7,538
	Idec Corp.	352,806	7,516
	Tokyotokeiba Co. Ltd.	204,562	7,499
	TBS Holdings Inc.	488,248	7,302
	Max Co. Ltd.	457,919	7,302
	S-Pool Inc.	798,707	7,282
	S Foods Inc.	236,794	7,274
	Strike Co. Ltd.	186,829	7,274
*	KYB Corp.	278,861	7,260
	Digital Arts Inc.	123,172	7,257
	Comture Corp.	296,144	7,226
	Monogatari Corp.	132,894	7,222
	Mitsubishi Logisnext Co. Ltd.	828,434	7,196
	Showa Sangyo Co. Ltd.	306,541	7,180
*,1	Royal Holdings Co. Ltd.	460,092	7,178
*	M&A Capital Partners Co. Ltd.	166,669	7,177
	Yokogawa Bridge Holdings Corp.	380,704	7,112
	Mitani Sekisan Co. Ltd.	126,200	7,104
	Yodogawa Steel Works Ltd.	333,191	7,099

		Shares	Market Value ($000)
	Ichigo Inc.	2,881,991	7,087
	Kato Sangyo Co. Ltd.	247,102	7,074
	ASKUL Corp.	576,706	7,039
	Sanki Engineering Co. Ltd.	568,193	7,019
	Organo Corp.	95,862	7,010
	Life Corp.	260,116	6,990
	Giken Ltd.	203,850	6,957
	Gunze Ltd.	199,341	6,930
	One REIT Inc.	2,656	6,891
	SBS Holdings Inc.	220,953	6,815
	Ai Holdings Corp.	439,731	6,815
	Token Corp.	83,938	6,799
	Totetsu Kogyo Co. Ltd.	317,532	6,776
	Towa Corp.	299,258	6,768
	Nissha Co. Ltd.	527,132	6,711
	Tsugami Corp.	571,919	6,638
	Yokowo Co. Ltd.	287,630	6,607
	eGuarantee Inc.	401,065	6,599
	Prestige International Inc.	1,035,176	6,580
	SKY Perfect JSAT Holdings Inc.	1,746,180	6,572
	ValueCommerce Co. Ltd.	213,107	6,571
	Tsubaki Nakashima Co. Ltd.	530,205	6,570
	Okinawa Electric Power Co. Inc.	537,233	6,562
*,1	euglena Co. Ltd.	1,033,091	6,557
	United Super Markets Holdings Inc.	714,805	6,517
	Sanyo Chemical Industries Ltd.	142,747	6,505
	Hioki EE Corp.	111,805	6,496
	Maxell Ltd.	604,265	6,481
	Okasan Securities Group Inc.	1,933,593	6,453
	Noritake Co. Ltd.	161,074	6,446
*	Ringer Hut Co. Ltd.	336,038	6,439
	Noritz Corp.	435,973	6,411
	Fuji Media Holdings Inc.	629,566	6,352
	Takara Standard Co. Ltd.	533,151	6,347
	Aida Engineering Ltd.	691,969	6,331
	Daiho Corp.	198,005	6,316
	Fujimori Kogyo Co. Ltd.	176,966	6,290
*	Oisix ra daichi Inc.	301,166	6,277
	GLOBERIDE Inc.	260,122	6,261
	Nanto Bank Ltd.	369,916	6,256
	Eiken Chemical Co. Ltd.	415,899	6,234
*,1	Chiyoda Corp.	2,104,598	6,213
[1]	Yamazen Corp.	711,209	6,187
	Maruwa Unyu Kikan Co. Ltd.	540,986	6,175
[1]	Anicom Holdings Inc.	962,840	6,114
	Nippon Pillar Packing Co. Ltd.	208,500	6,070
	Pressance Corp.	329,731	6,025
[1]	eRex Co. Ltd.	454,339	6,005
	Mandom Corp.	500,561	6,002
	Sekisui Jushi Corp.	339,047	5,990
	Mitsui-Soko Holdings Co. Ltd.	287,276	5,984
	Roland Corp.	156,310	5,963
	FCC Co. Ltd.	462,909	5,953
	Future Corp.	463,344	5,945
	Exedy Corp.	404,467	5,937
	Osaka Soda Co. Ltd.	222,506	5,906
	Nippon Signal Co. Ltd.	755,395	5,885
	Nikkiso Co. Ltd.	793,739	5,857

		Shares	Market Value ($000)
	Bunka Shutter Co. Ltd.	635,837	5,815
	Japan Wool Textile Co. Ltd.	759,312	5,811
	Okamoto Industries Inc.	163,490	5,774
	Musashino Bank Ltd.	358,712	5,768
	T Hasegawa Co. Ltd.	261,971	5,749
	Micronics Japan Co. Ltd.	416,484	5,746
	Shima Seiki Manufacturing Ltd.	378,937	5,732
	Star Micronics Co. Ltd.	451,574	5,727
	Topre Corp.	547,098	5,713
	Nippon Densetsu Kogyo Co. Ltd.	439,086	5,704
	Takara Leben Real Estate Investment Corp.	5,636	5,699
	Shizuoka Gas Co. Ltd.	652,309	5,695
	Kitz Corp.	976,788	5,679
	Shinmaywa Industries Ltd.	733,914	5,638
	Keiyo Bank Ltd.	1,349,342	5,626
	Shibuya Corp.	253,452	5,619
	Intage Holdings Inc.	367,274	5,612
	Arata Corp.	160,412	5,604
	United Arrows Ltd.	344,934	5,571
	Adastria Co. Ltd.	371,110	5,560
[1]	Tamura Corp.	976,920	5,552
	Sanyo Special Steel Co. Ltd.	295,764	5,545
	RS Technologies Co. Ltd.	109,234	5,542
	Kanto Denka Kogyo Co. Ltd.	577,837	5,533
	Osaka Organic Chemical Industry Ltd.	200,255	5,513
*	Nippon Sheet Glass Co. Ltd.	1,250,575	5,498
	Ryosan Co. Ltd.	276,999	5,489
	Itochu Enex Co. Ltd.	628,074	5,487
	DyDo Group Holdings Inc.	131,655	5,439
	Tokyu Construction Co. Ltd.	885,716	5,437
	San-Ai Oil Co. Ltd.	662,838	5,402
	Morita Holdings Corp.	486,822	5,395
	METAWATER Co. Ltd.	303,491	5,383
	LITALICO Inc.	215,444	5,377
	Hirata Corp.	106,366	5,362
	Senshu Ikeda Holdings Inc.	3,365,041	5,321
	Pacific Industrial Co. Ltd.	556,608	5,313
	Nippon Ceramic Co. Ltd.	247,340	5,290
	Keiyo Co. Ltd.	704,441	5,284
	Chugoku Marine Paints Ltd.	658,082	5,280
[1]	Bank of Nagoya Ltd.	202,067	5,246
	Kisoji Co. Ltd.	273,895	5,229
	Optex Group Co. Ltd.	389,229	5,189
	IR Japan Holdings Ltd.	115,750	5,155
	Chudenko Corp.	278,216	5,139
	Nitta Corp.	209,222	5,127
	Pasona Group Inc.	231,541	5,120
	Trancom Co. Ltd.	71,976	5,111
	Mitsubishi Pencil Co. Ltd.	489,546	5,109
	Nippon Carbon Co. Ltd.	146,625	5,103
	Yellow Hat Ltd.	367,984	5,102
	Kameda Seika Co. Ltd.	140,036	5,087
	Nippon Seiki Co. Ltd.	569,026	5,083
*,1	Change Inc.	400,771	5,068
	Fukushima Galilei Co. Ltd.	137,809	5,061
	Iino Kaiun Kaisha Ltd.	1,078,213	5,061
	Solasto Corp.	549,955	5,058
	Raiznext Corp.	502,533	5,051

		Shares	Market Value ($000)
	Sanyo Denki Co. Ltd.	108,248	5,047
	Weathernews Inc.	73,562	5,015
	TOMONY Holdings Inc.	1,768,038	5,014
	Ricoh Leasing Co. Ltd.	154,326	5,009
	Kaga Electronics Co. Ltd.	192,180	4,979
	Siix Corp.	436,335	4,974
	Sato Holdings Corp.	281,391	4,963
	Saibu Gas Holdings Co. Ltd.	260,297	4,959
	Nishio Rent All Co. Ltd.	201,934	4,947
[1]	Shoei Foods Corp.	142,537	4,929
*	MedPeer Inc.	194,933	4,928
	FULLCAST Holdings Co. Ltd.	261,673	4,924
	Restar Holdings Corp.	289,277	4,922
	Nagaileben Co. Ltd.	268,383	4,903
	Aruhi Corp.	486,827	4,883
	Okinawa Financial Group Inc.	252,307	4,876
	Belc Co. Ltd.	103,296	4,850
	Bell System24 Holdings Inc.	392,304	4,845
	Aeon Hokkaido Corp.	517,613	4,824
	Shikoku Chemicals Corp.	384,185	4,782
	MEC Co. Ltd.	169,870	4,782
	KFC Holdings Japan Ltd.	190,506	4,771
	Maruzen Showa Unyu Co. Ltd.	171,250	4,754
	Noritsu Koki Co. Ltd.	264,430	4,751
	Arcland Sakamoto Co. Ltd.	347,070	4,740
	Plenus Co. Ltd.	277,095	4,733
*,1	W-Scope Corp.	622,612	4,733
	Keihanshin Building Co. Ltd.	408,811	4,732
	Riso Kagaku Corp.	263,767	4,731
	Mitsuuroko Group Holdings Co. Ltd.	524,256	4,725
	Toyo Tanso Co. Ltd.	183,543	4,719
	Nohmi Bosai Ltd.	256,173	4,713
	Koa Corp.	370,066	4,710
	Yuasa Trading Co. Ltd.	185,366	4,691
	Nitto Kogyo Corp.	347,474	4,674
	Avex Inc.	416,497	4,669
	Sakai Moving Service Co. Ltd.	121,322	4,641
	SWCC Showa Holdings Co. Ltd.	289,328	4,551
	Macromill Inc.	471,948	4,551
	Mitsubishi Shokuhin Co. Ltd.	185,324	4,548
[1]	Toa Corp.	214,624	4,540
	Argo Graphics Inc.	165,330	4,514
	Toyo Construction Co. Ltd.	903,002	4,501
*	Leopalace21 Corp.	3,054,387	4,483
	Axial Retailing Inc.	157,333	4,478
	Nippon Road Co. Ltd.	61,338	4,469
	ARTERIA Networks Corp.	376,190	4,457
	Furukawa Co. Ltd.	397,217	4,446
	Nissan Shatai Co. Ltd.	737,994	4,436
	Uchida Yoko Co. Ltd.	111,903	4,431
[1]	Pharma Foods International Co. Ltd.	311,948	4,430
	Relia Inc.	522,157	4,413
	Insource Co. Ltd.	275,896	4,411
	Hamakyorex Co. Ltd.	177,346	4,406
	Yamagata Bank Ltd.	530,200	4,396
	Nippon Thompson Co. Ltd.	821,199	4,387
	Infocom Corp.	274,381	4,372
	Hiday Hidaka Corp.	302,230	4,370

		Shares	Market Value ($000)
[1]	Obara Group Inc.	150,618	4,365
	Ishihara Sangyo Kaisha Ltd.	437,286	4,364
	Elan Corp.	494,980	4,354
	Cawachi Ltd.	216,362	4,351
	Oiles Corp.	310,389	4,346
	Wakita & Co. Ltd.	489,562	4,320
	Mizuno Corp.	223,594	4,305
	Toho Bank Ltd.	2,312,923	4,302
	Kanematsu Electronics Ltd.	129,703	4,279
[1]	Shin Nippon Air Technologies Co. Ltd.	240,114	4,279
	Mimasu Semiconductor Industry Co. Ltd.	198,981	4,276
	Shin-Etsu Polymer Co. Ltd.	444,401	4,259
	Kyokuto Kaihatsu Kogyo Co. Ltd.	332,455	4,235
	TechMatrix Corp.	297,281	4,233
	Fujibo Holdings Inc.	126,085	4,215
	Sakata INX Corp.	498,741	4,200
	J Trust Co. Ltd.	999,145	4,199
	Zuken Inc.	161,895	4,188
	Usen-Next Holdings Co. Ltd.	198,942	4,185
	Oyo Corp.	225,820	4,155
	Tamron Co. Ltd.	189,853	4,139
	Financial Products Group Co. Ltd.	718,885	4,138
	Tokyo Kiraboshi Financial Group Inc.	301,568	4,133
[1]	Ryoyo Electro Corp.	217,891	4,124
	Teikoku Sen-I Co. Ltd.	236,431	4,122
	IDOM Inc.	714,017	4,117
	Marvelous Inc.	632,289	4,097
	Geo Holdings Corp.	414,620	4,096
	Konoike Transport Co. Ltd.	399,532	4,093
	TPR Co. Ltd.	322,944	4,092
[1]	Nichi-iko Pharmaceutical Co. Ltd.	639,755	4,085
	Kurabo Industries Ltd.	249,534	4,081
	Nippon Koei Co. Ltd.	157,148	4,081
	Mitsuboshi Belting Ltd.	220,261	4,062
	Taihei Dengyo Kaisha Ltd.	171,571	4,061
	Doutor Nichires Holdings Co. Ltd.	291,401	4,059
	Hosokawa Micron Corp.	159,548	4,055
	ESPEC Corp.	227,946	4,049
	TV Asahi Holdings Corp.	308,909	4,018
*,1	Sagami Holdings Corp.	437,641	4,011
	Piolax Inc.	263,488	4,001
	Carta Holdings Inc.	239,400	3,993
	Cybozu Inc.	321,617	3,990
	Starts Proceed Investment Corp.	2,124	3,981
	T-Gaia Corp.	273,037	3,961
	Pacific Metals Co. Ltd.	198,478	3,955
	Chofu Seisakusho Co. Ltd.	230,681	3,954
	Sodick Co. Ltd.	566,343	3,950
	Riso Kyoiku Co. Ltd.	1,104,682	3,931
	Aichi Bank Ltd.	93,051	3,906
	Takasago International Corp.	158,805	3,894
	Japan Pulp & Paper Co. Ltd.	111,636	3,888
	Nippon Denko Co. Ltd.	1,451,967	3,857
	Konishi Co. Ltd.	270,186	3,853
	Tsukishima Kikai Co. Ltd.	402,477	3,835
	SRA Holdings	154,131	3,825
	Yondoshi Holdings Inc.	250,044	3,822
	PAL GROUP Holdings Co. Ltd.	262,041	3,820

		Shares	Market Value ($000)
	HI-LEX Corp.	314,798	3,785
	Matsuyafoods Holdings Co. Ltd.	121,843	3,782
	Alpen Co. Ltd.	216,102	3,759
	VT Holdings Co. Ltd.	964,428	3,744
	Torii Pharmaceutical Co. Ltd.	150,494	3,742
	Kyoei Steel Ltd.	275,235	3,741
	TOC Co. Ltd.	600,791	3,740
	Torishima Pump Manufacturing Co. Ltd.	460,855	3,721
	Valqua Ltd.	166,822	3,711
	Joshin Denki Co. Ltd.	202,914	3,698
	Yokorei Co. Ltd.	497,664	3,698
	Hyakujushi Bank Ltd.	267,564	3,693
	Curves Holdings Co. Ltd.	603,585	3,684
	YAMABIKO Corp.	399,848	3,647
*	Nippon Chemi-Con Corp.	256,335	3,641
	Nittetsu Mining Co. Ltd.	64,764	3,623
	Press Kogyo Co. Ltd.	1,081,069	3,612
	Belluna Co. Ltd.	567,197	3,589
	Tsurumi Manufacturing Co. Ltd.	241,605	3,587
	Midac Holdings Co. Ltd.	152,790	3,584
	Onward Holdings Co. Ltd.	1,426,025	3,574
	Marudai Food Co. Ltd.	261,757	3,567
	Arcland Service Holdings Co. Ltd.	187,534	3,559
	Fujicco Co. Ltd.	210,597	3,547
	Nippon Yakin Kogyo Co. Ltd.	177,495	3,537
*	Atrae Inc.	205,534	3,534
[1]	Toho Zinc Co. Ltd.	169,343	3,516
	Hokuto Corp.	207,214	3,513
*	Aoyama Trading Co. Ltd.	592,137	3,499
	Bando Chemical Industries Ltd.	458,207	3,484
	Union Tool Co.	107,420	3,481
[1]	Broadleaf Co. Ltd.	1,138,668	3,476
	Toho Titanium Co. Ltd.	446,674	3,475
	Ines Corp.	265,665	3,464
	Aomori Bank Ltd.	207,513	3,453
	COLOPL Inc.	624,774	3,440
[1]	Tokyo Electron Device Ltd.	70,984	3,421
	Nippon Television Holdings Inc.	326,766	3,413
	Matsuda Sangyo Co. Ltd.	166,151	3,408
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	3,406
	Optorun Co. Ltd.	166,155	3,398
	Daiichi Jitsugyo Co. Ltd.	93,101	3,396
	JVCKenwood Corp.	2,203,956	3,395
	Airtrip Corp.	136,312	3,393
	Unipres Corp.	484,956	3,392
	Asahi Diamond Industrial Co. Ltd.	639,245	3,389
	Tama Home Co. Ltd.	166,152	3,385
	Computer Engineering & Consulting Ltd.	361,664	3,381
	Tachi-S Co. Ltd.	323,170	3,375
	Qol Holdings Co. Ltd.	288,232	3,358
	Tosei Corp.	365,033	3,342
*	Shindengen Electric Manufacturing Co. Ltd.	113,271	3,338
	JAC Recruitment Co. Ltd.	191,726	3,333
	Sinko Industries Ltd.	207,853	3,307
	Fuji Co. Ltd.	200,037	3,303
	Ehime Bank Ltd.	407,256	3,289
	V Technology Co. Ltd.	107,971	3,288
	Miyazaki Bank Ltd.	178,522	3,283

		Shares	Market Value ($000)
	Seikagaku Corp.	400,660	3,280
	gremz Inc.	195,000	3,276
	Genky DrugStores Co. Ltd.	104,273	3,272
	Sintokogio Ltd.	541,153	3,260
	Sun Frontier Fudousan Co. Ltd.	358,327	3,252
	Tokushu Tokai Paper Co. Ltd.	90,088	3,247
	Goldcrest Co. Ltd.	205,988	3,229
*	SRE Holdings Corp.	82,969	3,218
	Sinfonia Technology Co. Ltd.	303,814	3,201
	Daikyonishikawa Corp.	618,938	3,199
	San ju San Financial Group Inc.	240,746	3,196
	Zenrin Co. Ltd.	380,449	3,195
	NS United Kaiun Kaisha Ltd.	119,959	3,192
*,1	Right On Co. Ltd.	528,576	3,190
	Fukui Bank Ltd.	256,255	3,180
[1]	Fujio Food Group Inc.	280,380	3,175
[1]	JP-Holdings Inc.	1,553,502	3,167
	Tokai Corp.	200,501	3,150
	Tenma Corp.	144,044	3,145
	Komori Corp.	523,894	3,142
	Hibiya Engineering Ltd.	190,725	3,138
	Meisei Industrial Co. Ltd.	510,708	3,130
	Miroku Jyoho Service Co. Ltd.	298,901	3,128
*	Vision Inc.	355,185	3,097
	Ryobi Ltd.	324,448	3,088
	Doshisha Co. Ltd.	233,043	3,086
	Retail Partners Co. Ltd.	298,080	3,077
	Inageya Co. Ltd.	252,051	3,075
	Aichi Steel Corp.	136,200	3,064
	Canon Electronics Inc.	216,332	3,059
*,1	Vector Inc.	358,589	3,046
	Hoosiers Holdings	506,508	3,035
	Koshidaka Holdings Co. Ltd.	555,931	3,018
[1]	Base Co. Ltd.	84,145	3,007
	Komatsu Matere Co. Ltd.	275,972	2,990
*	Mitsui E&S Holdings Co. Ltd.	982,107	2,990
	Fujiya Co. Ltd.	150,183	2,973
	Takara Leben Co. Ltd.	1,086,539	2,961
	Pack Corp.	126,068	2,952
*,1	Kappa Create Co. Ltd.	250,961	2,946
	Daiken Corp.	159,410	2,940
	Sakai Chemical Industry Co. Ltd.	161,948	2,940
	Yonex Co. Ltd.	467,423	2,917
	Nichiden Corp.	152,238	2,914
*	CMK Corp.	588,154	2,912
	Hodogaya Chemical Co. Ltd.	60,784	2,896
	J-Oil Mills Inc.	194,851	2,881
	Shin Nippon Biomedical Laboratories Ltd.	269,295	2,880
	Bank of Iwate Ltd.	173,363	2,869
	Daiwa Industries Ltd.	291,004	2,865
	Eagle Industry Co. Ltd.	298,693	2,864
	Dai-Dan Co. Ltd.	145,031	2,853
	Ichikoh Industries Ltd.	647,174	2,848
	G-Tekt Corp.	236,495	2,844
	DKK Co. Ltd.	139,794	2,837
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,705	2,800
	Daido Metal Co. Ltd.	510,152	2,791
[1]	YA-MAN Ltd.	349,388	2,771

		Shares	Market Value ($000)
	Alconix Corp.	236,218	2,763
	Roland DG Corp.	116,545	2,761
	Starzen Co. Ltd.	156,506	2,761
	Hakuto Co. Ltd.	124,059	2,758
	Sumitomo Densetsu Co. Ltd.	151,068	2,754
*,1	giftee Inc.	259,200	2,754
	Marusan Securities Co. Ltd.	607,335	2,751
	Japan Transcity Corp.	487,986	2,745
	Bank of the Ryukyus Ltd.	393,453	2,743
	Direct Marketing MiX Inc.	222,668	2,743
	Nissei ASB Machine Co. Ltd.	101,673	2,742
	Okabe Co. Ltd.	418,000	2,702
	Daito Pharmaceutical Co. Ltd.	111,356	2,701
	Alpha Systems Inc.	85,528	2,700
	Modec Inc.	268,662	2,694
[1]	Daisyo Corp.	304,193	2,690
	Chubu Shiryo Co. Ltd.	302,524	2,689
	YAKUODO Holdings Co. Ltd.	132,438	2,686
	Oita Bank Ltd.	159,840	2,679
*	Matsuya Co. Ltd.	428,137	2,659
	Futaba Industrial Co. Ltd.	728,893	2,644
	KeePer Technical Laboratory Co. Ltd.	159,984	2,640
	G-7 Holdings Inc.	218,066	2,634
*,1	Japan Display Inc.	8,144,553	2,632
*	TSI Holdings Co. Ltd.	950,224	2,604
[1]	Key Coffee Inc.	145,285	2,601
*	Oriental Shiraishi Corp.	1,245,315	2,595
	Shikoku Bank Ltd.	373,785	2,592
	Aiphone Co. Ltd.	135,602	2,574
	Enplas Corp.	101,493	2,574
[1]	Fixstars Corp.	400,415	2,568
	Tachibana Eletech Co. Ltd.	188,608	2,563
	Takamatsu Construction Group Co. Ltd.	147,864	2,562
	Poletowin Pitcrew Holdings Inc.	309,542	2,539
	Tonami Holdings Co. Ltd.	77,989	2,537
	I'll Inc.	231,455	2,535
	Sumitomo Seika Chemicals Co. Ltd.	94,156	2,525
	Shinko Shoji Co. Ltd.	323,029	2,522
	Futaba Corp.	423,667	2,485
	Furuno Electric Co. Ltd.	280,923	2,466
	Gakken Holdings Co. Ltd.	268,273	2,453
	Tess Holdings Co. Ltd.	190,000	2,439
	Sanyo Electric Railway Co. Ltd.	139,218	2,435
	EM Systems Co. Ltd.	428,991	2,425
	Stella Chemifa Corp.	110,824	2,420
	Vital KSK Holdings Inc.	356,547	2,411
	Denyo Co. Ltd.	163,800	2,410
	Yamanashi Chuo Bank Ltd.	295,610	2,406
	Samty Residential Investment Corp.	2,353	2,393
	Honeys Holdings Co. Ltd.	264,570	2,383
[1]	Tanseisha Co. Ltd.	378,632	2,377
	MTI Ltd.	485,431	2,369
	Aichi Corp.	332,120	2,353
[1]	Rock Field Co. Ltd.	175,860	2,344
	Kyokuyo Co. Ltd.	85,168	2,339
[1]	Sanoh Industrial Co. Ltd.	323,894	2,335
	Fukui Computer Holdings Inc.	89,428	2,332
	Chilled & Frozen Logistics Holdings Co. Ltd.	193,925	2,325

		Shares	Market Value ($000)
	Sparx Group Co. Ltd.	1,012,659	2,303
	Daikokutenbussan Co. Ltd.	57,833	2,271
	LEC Inc.	285,290	2,261
	Icom Inc.	110,397	2,259
[1]	Link & Motivation Inc.	567,473	2,246
	Anest Iwata Corp.	331,858	2,243
	Toyo Kanetsu KK	102,614	2,236
	Akita Bank Ltd.	148,349	2,233
	Sinanen Holdings Co. Ltd.	84,669	2,233
	Tosho Co. Ltd.	176,418	2,229
[1]	ES-Con Japan Ltd.	333,765	2,225
	World Holdings Co. Ltd.	109,983	2,222
	Melco Holdings Inc.	69,870	2,217
	Ebase Co. Ltd.	498,136	2,214
[1]	Taki Chemical Co. Ltd.	48,004	2,203
*	World Co. Ltd.	218,926	2,199
	Riken Vitamin Co. Ltd.	148,601	2,198
*,1	Optim Corp.	259,269	2,198
	Nihon Nohyaku Co. Ltd.	476,673	2,193
	Digital Holdings Inc.	193,080	2,179
	Mie Kotsu Group Holdings Inc.	535,019	2,173
	Nichiban Co. Ltd.	141,256	2,170
	FIDEA Holdings Co. Ltd.	178,217	2,165
	Rheon Automatic Machinery Co. Ltd.	235,944	2,163
	Riken Corp.	95,089	2,162
	Sumitomo Riko Co. Ltd.	420,350	2,150
	Yurtec Corp.	359,250	2,142
	Ichiyoshi Securities Co. Ltd.	364,386	2,141
	Sumida Corp.	243,294	2,136
[1]	PC Depot Corp.	837,173	2,103
	Kamei Corp.	240,656	2,101
*,1	Open Door Inc.	155,953	2,090
	Toyo Corp.	228,650	2,086
	Aisan Industry Co. Ltd.	346,581	2,083
	Okuwa Co. Ltd.	262,321	2,083
	Tekken Corp.	131,746	2,075
	DKS Co. Ltd.	80,488	2,072
	Mitsubishi Research Institute Inc.	63,624	2,069
[1]	Kansai Super Market Ltd.	231,955	2,068
*,1	Taiko Pharmaceutical Co. Ltd.	391,145	2,055
	Itochu-Shokuhin Co. Ltd.	48,450	2,053
	Ministop Co. Ltd.	161,738	2,053
	I-PEX Inc.	136,750	2,053
*	Kintetsu Department Store Co. Ltd.	88,778	2,052
	Advan Group Co. Ltd.	244,372	2,046
	Yukiguni Maitake Co. Ltd.	201,244	2,043
[1]	Fukuda Corp.	54,395	2,041
	AOKI Holdings Inc.	398,680	2,035
	Tayca Corp.	176,480	2,029
	Riken Technos Corp.	492,235	2,028
	CONEXIO Corp.	166,749	2,013
[1]	GMO GlobalSign Holdings KK	68,742	2,010
	St. Marc Holdings Co. Ltd.	153,512	2,004
[1]	WingArc1st Inc.	178,000	2,004
	Amuse Inc.	112,722	1,987
[1]	BRONCO BILLY Co. Ltd.	105,860	1,987
	Kurimoto Ltd.	145,533	1,980
	Halows Co. Ltd.	82,393	1,980

		Shares	Market Value ($000)
	JSP Corp.	140,438	1,971
	WDB Holdings Co. Ltd.	83,499	1,967
	CI Takiron Corp.	409,605	1,965
	Neturen Co. Ltd.	378,335	1,963
	Warabeya Nichiyo Holdings Co. Ltd.	114,522	1,944
	Fudo Tetra Corp.	138,329	1,943
	Tochigi Bank Ltd.	1,000,880	1,943
	SB Technology Corp.	93,031	1,935
	Topy Industries Ltd.	202,294	1,932
	JM Holdings Co. Ltd.	136,368	1,930
[1]	Onoken Co. Ltd.	134,703	1,929
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,920
	Japan Medical Dynamic Marketing Inc.	145,920	1,907
*	Unitika Ltd.	707,692	1,902
*	BrainPad Inc.	194,823	1,902
	LIFULL Co. Ltd.	985,355	1,899
	Cosel Co. Ltd.	263,524	1,884
	Nippon Parking Development Co. Ltd.	1,593,538	1,880
	Studio Alice Co. Ltd.	99,687	1,869
	ASKA Pharmaceutical Holdings Co. Ltd.	216,733	1,859
	Dai Nippon Toryo Co. Ltd.	263,871	1,852
	Arakawa Chemical Industries Ltd.	183,585	1,851
	Xebio Holdings Co. Ltd.	234,972	1,842
	JDC Corp.	396,410	1,833
	Toenec Corp.	65,520	1,816
	Toa Oil Co. Ltd.	64,419	1,810
	Yorozu Corp.	214,110	1,800
[1]	Media Do Co. Ltd.	80,500	1,789
*	WATAMI Co. Ltd.	229,305	1,788
	Asahi Yukizai Corp.	114,857	1,786
	Hochiki Corp.	170,921	1,784
	Nippon Coke & Engineering Co. Ltd.	1,573,186	1,778
	CTS Co. Ltd.	262,685	1,776
	Hisaka Works Ltd.	245,199	1,773
	Krosaki Harima Corp.	44,340	1,757
	K&O Energy Group Inc.	133,690	1,755
	Shinwa Co. Ltd.	98,976	1,743
	Moriroku Holdings Co. Ltd.	103,990	1,740
	Nagatanien Holdings Co. Ltd.	101,605	1,723
	Toa Corp.	247,366	1,723
	Medical Data Vision Co. Ltd.	194,283	1,720
	Nitto Kohki Co. Ltd.	118,821	1,719
	Shinnihon Corp.	262,980	1,719
	Kanagawa Chuo Kotsu Co. Ltd.	59,385	1,718
	Akatsuki Inc.	73,517	1,714
*	OSAKA Titanium Technologies Co. Ltd.	237,173	1,712
[1]	Kitanotatsujin Corp.	882,561	1,711
[1]	Sanshin Electronics Co. Ltd.	131,005	1,710
*	KLab Inc.	446,351	1,706
	Koatsu Gas Kogyo Co. Ltd.	257,538	1,679
	Central Security Patrols Co. Ltd.	83,714	1,678
	Nisso Corp.	243,517	1,674
	Teikoku Electric Manufacturing Co. Ltd.	145,395	1,672
	Shibusawa Warehouse Co. Ltd.	89,581	1,669
	Happinet Corp.	127,390	1,666
	KAWADA TECHNOLOGIES Inc.	49,011	1,654
	Asahi Co. Ltd.	135,196	1,652
	Mori Trust Hotel Reit Inc.	1,594	1,639

		Shares	Market Value ($000)
	Nihon Chouzai Co. Ltd.	140,562	1,631
	Chiyoda Co. Ltd.	243,578	1,629
	Tatsuta Electric Wire & Cable Co. Ltd.	405,064	1,614
	Iseki & Co. Ltd.	138,826	1,610
	Sankyo Tateyama Inc.	295,579	1,607
	Yamashin-Filter Corp.	443,296	1,601
*	PIA Corp.	57,411	1,597
[1]	Furukawa Battery Co. Ltd.	143,204	1,596
	Chiyoda Integre Co. Ltd.	99,044	1,584
	Chori Co. Ltd.	102,547	1,581
	CMIC Holdings Co. Ltd.	122,115	1,580
	Yahagi Construction Co. Ltd.	236,667	1,576
	Bank of Saga Ltd.	118,800	1,569
	Kyodo Printing Co. Ltd.	67,340	1,567
	Nissin Corp.	112,969	1,563
*	Mitsuba Corp.	451,115	1,562
	Kenko Mayonnaise Co. Ltd.	133,285	1,561
[1]	Sourcenext Corp.	1,138,315	1,559
[1]	Hito Communications Holdings Inc.	86,433	1,559
	Enigmo Inc.	287,570	1,557
	Kyokuto Securities Co. Ltd.	237,095	1,552
	Elematec Corp.	169,571	1,541
	Achilles Corp.	143,074	1,541
[1]	V-Cube Inc.	225,673	1,531
	Maxvalu Tokai Co. Ltd.	64,032	1,530
	Pronexus Inc.	159,749	1,525
	Ryoden Corp.	100,700	1,508
	Osaki Electric Co. Ltd.	375,709	1,507
	Foster Electric Co. Ltd.	232,331	1,497
	CAC Holdings Corp.	129,444	1,490
	Proto Corp.	127,362	1,479
	Hokkaido Gas Co. Ltd.	112,745	1,472
	Aeon Fantasy Co. Ltd.	87,424	1,467
	Seika Corp.	108,534	1,466
	FAN Communications Inc.	444,196	1,466
	Kanaden Corp.	162,243	1,456
	Japan Best Rescue System Co. Ltd.	191,381	1,451
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,466	1,424
	Godo Steel Ltd.	114,485	1,413
[1]	Raccoon Holdings Inc.	133,194	1,402
	Shimizu Bank Ltd.	98,379	1,399
	France Bed Holdings Co. Ltd.	177,484	1,377
*	Akebono Brake Industry Co. Ltd.	923,295	1,376
	Sac's Bar Holdings Inc.	303,276	1,372
	Towa Bank Ltd.	296,187	1,365
*,1	KNT-CT Holdings Co. Ltd.	116,343	1,357
	Nichireki Co. Ltd.	121,782	1,350
	Tokyo Energy & Systems Inc.	164,720	1,341
	Feed One Co. Ltd.	216,789	1,333
	Ohara Inc.	140,480	1,325
	ST Corp.	100,579	1,322
*,1	Kourakuen Holdings Corp.	113,218	1,319
[1]	Kojima Co. Ltd.	283,792	1,303
	Sankyo Seiko Co. Ltd.	262,367	1,299
	Chukyo Bank Ltd.	88,966	1,295
*,1	Fujita Kanko Inc.	61,408	1,242
	Maezawa Kyuso Industries Co. Ltd.	144,672	1,239
	Mars Group Holdings Corp.	87,432	1,237

		Shares	Market Value ($000)
*	Tokyo Base Co. Ltd.	311,738	1,232
[1]	Tokyo Individualized Educational Institute Inc.	235,449	1,227
	Tomoku Co. Ltd.	80,690	1,223
	Yushin Precision Equipment Co. Ltd.	196,360	1,203
	Artnature Inc.	195,895	1,194
	Nihon Tokushu Toryo Co. Ltd.	161,625	1,193
	Okura Industrial Co. Ltd.	69,058	1,189
	Takaoka Toko Co. Ltd.	95,752	1,177
	Nissin Sugar Co. Ltd.	78,661	1,176
*,1	FDK Corp.	159,222	1,167
	Sanei Architecture Planning Co. Ltd.	83,681	1,166
	Zuiko Corp.	167,463	1,150
	Hokkan Holdings Ltd.	93,603	1,148
	Nihon Trim Co. Ltd.	42,083	1,142
	Central Sports Co. Ltd.	52,994	1,124
	Chuo Spring Co. Ltd.	170,725	1,119
	Corona Corp. Class A	144,195	1,114
	Osaka Steel Co. Ltd.	107,791	1,110
	Fuji Pharma Co. Ltd.	127,597	1,105
*	Gunosy Inc.	169,107	1,098
	Taisei Lamick Co. Ltd.	44,881	1,066
	Tsutsumi Jewelry Co. Ltd.	67,199	1,056
	Tv Tokyo Holdings Corp.	60,582	1,048
	Wowow Inc.	72,440	1,047
	Nippon Sharyo Ltd.	59,893	1,039
	Rokko Butter Co. Ltd.	77,688	1,021
[1]	Oro Co. Ltd.	48,683	1,010
*,1	RPA Holdings Inc.	347,252	992
	NEC Capital Solutions Ltd.	53,899	985
*,1	Istyle Inc.	575,143	957
*,1	Heroz Inc.	113,465	954
[1]	Fibergate Inc.	101,146	946
	Sekisui Kasei Co. Ltd.	231,506	935
	Fuso Pharmaceutical Industries Ltd.	50,127	920
[1]	Takeda Pharmaceutical Co. Ltd. ADR	62,490	904
	Cleanup Corp.	190,710	887
*	Gurunavi Inc.	272,000	871
[1]	Ubicom Holdings Inc.	44,600	853
	Nippon Rietec Co. Ltd.	69,802	837
*	Jamco Corp.	116,991	836
*,1	TerraSky Co. Ltd.	62,065	779
	Airport Facilities Co. Ltd.	160,960	765
	Taiho Kogyo Co. Ltd.	106,188	737
*,1	Toho Co. Ltd. (Kobe)	75,381	709
[1]	Kamakura Shinsho Ltd.	158,785	708
[1]	Inaba Seisakusho Co. Ltd.	63,942	707
	Ateam Inc.	107,500	679
	Chuetsu Pulp & Paper Co. Ltd.	77,690	663
	Tokyo Rakutenchi Co. Ltd.	19,155	641
	Gecoss Corp.	88,342	617
	Linical Co. Ltd.	104,744	582
[1]	Shimojima Co. Ltd.	62,603	559
	Nakayama Steel Works Ltd.	148,314	558
*,1	CHIMNEY Co. Ltd.	53,708	547
	Takamiya Co. Ltd.	141,861	501
	Robot Home Inc.	249,760	486
[1]	Takihyo Co. Ltd.	36,286	443
*,1	Laox Co. Ltd.	272,781	348

		Shares	Market Value ($000)
*,1	Edulab Inc.	40,400	268
*	COOKPAD Inc.	111,000	238
[1]	Grace Technology Inc.	254,414	31
			60,487,069
Kuwait (0.2%)
	National Bank of Kuwait SAKP	88,876,882	304,664
	Kuwait Finance House KSCP	57,418,069	171,919
	Ahli United Bank BSC	76,684,674	71,195
	Mobile Telecommunications Co. KSCP	27,854,173	55,047
	Agility Public Warehousing Co. KSC	16,142,163	53,731
*	Boubyan Bank KSCP	12,511,764	33,316
	Gulf Bank KSCP	23,941,889	23,511
	Mabanee Co. KPSC	5,521,371	15,037
*	National Industries Group Holding SAK	14,596,677	14,189
	Boubyan Petrochemicals Co. KSCP	4,595,484	13,918
*	Warba Bank KSCP	14,253,839	13,313
	Humansoft Holding Co. KSC	1,259,904	12,973
	Qurain Petrochemical Industries Co.	7,609,100	9,789
	Burgan Bank SAK	10,655,365	9,518
*	Kuwait International Bank KSCP	8,488,090	6,227
	Kuwait Projects Co. Holding KSCP	8,707,857	4,723
*	Alimtiaz Investment Group KSC	8,925,475	3,692
*	Integrated Holding Co. KCSC	1,898,117	2,348
			819,110
Malaysia (0.5%)
	Public Bank Bhd.	203,729,215	205,217
	Malayan Banking Bhd.	82,740,068	163,590
	CIMB Group Holdings Bhd.	92,602,023	115,354
	Tenaga Nasional Bhd.	52,341,050	114,819
	Petronas Chemicals Group Bhd.	37,538,358	79,802
	Press Metal Aluminium Holdings Bhd.	50,273,188	74,154
	IHH Healthcare Bhd.	39,682,236	61,149
	Axiata Group Bhd.	57,550,435	51,129
	DiGi.Com Bhd.	47,577,580	43,256
	Hong Leong Bank Bhd.	8,639,182	40,113
	Sime Darby Plantation Bhd.	46,974,869	39,696
	IOI Corp. Bhd.	43,187,538	39,261
	MISC Bhd.	22,270,402	37,171
	Dialog Group Bhd.	60,546,559	37,149
	Top Glove Corp. Bhd.	69,418,198	35,378
	Maxis Bhd.	33,327,161	33,694
	Genting Bhd.	31,534,118	33,028
	Petronas Gas Bhd.	7,994,012	32,481
	Kuala Lumpur Kepong Bhd.	6,245,431	32,205
	PPB Group Bhd.	8,343,845	31,687
	Inari Amertron Bhd.	36,195,678	28,921
	RHB Bank Bhd.	21,550,369	28,684
	Hartalega Holdings Bhd.	19,946,194	28,004
	Nestle Malaysia Bhd.	824,670	26,058
	Genting Malaysia Bhd.	39,024,919	25,551
	Sime Darby Bhd.	47,162,374	24,238
*	Gamuda Bhd.	30,337,712	20,109
*	AMMB Holdings Bhd.	25,106,820	19,608
	Telekom Malaysia Bhd.	15,855,398	19,213
	Petronas Dagangan Bhd.	3,845,140	17,855
*	Malaysia Airports Holdings Bhd.	11,995,039	16,378
	QL Resources Bhd.	13,482,764	15,990

		Shares	Market Value ($000)
	My EG Services Bhd.	59,050,562	13,771
	IJM Corp. Bhd.	37,626,121	12,806
	Hong Leong Financial Group Bhd.	2,786,732	12,162
	HAP Seng Consolidated Bhd.	6,693,681	12,159
	Westports Holdings Bhd.	13,261,541	12,159
	Frontken Corp. Bhd.	14,484,950	11,183
[2]	MR DIY Group M Bhd.	12,956,300	10,990
	Bursa Malaysia Bhd.	7,275,408	10,891
	D&O Green Technologies Bhd.	9,192,500	10,839
	Alliance Bank Malaysia Bhd.	13,556,753	10,733
	VS Industry Bhd.	34,717,096	10,012
	TIME dotCom Bhd.	9,680,484	9,871
	Malaysian Pacific Industries Bhd.	1,025,000	9,773
	Carlsberg Brewery Malaysia Bhd.	2,017,181	9,743
	Yinson Holdings Bhd.	7,382,780	9,721
	Heineken Malaysia Bhd.	1,926,900	9,439
	Sunway Bhd.	18,919,940	7,733
	IGB REIT	20,511,433	7,543
	Fraser & Neave Holdings Bhd.	1,273,008	7,526
	Kossan Rubber Industries Bhd.	17,244,286	7,422
	Scientex Bhd.	6,732,324	7,384
	YTL Corp. Bhd.	55,120,000	7,315
	Genting Plantations Bhd.	4,326,603	6,672
	Sunway REIT	19,792,814	6,573
*	Bumi Armada Bhd.	47,380,005	6,293
	British American Tobacco Malaysia Bhd.	2,135,469	6,264
	Axis REIT	13,980,500	6,216
	KPJ Healthcare Bhd.	24,939,167	6,197
	Supermax Corp. Bhd.	21,678,543	6,122
	Pentamaster Corp. Bhd.	6,123,650	6,026
	Sime Darby Property Bhd.	43,039,724	5,966
	IOI Properties Group Bhd.	22,032,195	5,376
	Malakoff Corp. Bhd.	29,347,713	5,141
	ViTrox Corp. Bhd.	2,612,600	5,117
*	SP Setia Bhd. Group	16,371,278	4,824
	Mega First Corp. Bhd.	5,297,200	4,469
	UMW Holdings Bhd.	5,624,000	3,937
	Astro Malaysia Holdings Bhd.	16,987,164	3,900
[2]	Lotte Chemical Titan Holding Bhd.	7,210,147	3,851
	DRB-Hicom Bhd.	10,771,617	3,769
	Berjaya Sports Toto Bhd.	8,253,128	3,752
	UWC Bhd.	3,304,500	3,728
	Magnum Bhd.	7,691,103	3,465
	Malaysia Building Society Bhd.	24,227,984	3,312
*	AirAsia Group Bhd.	23,685,554	3,104
	Bermaz Auto Bhd.	7,770,101	3,059
	AEON Credit Service M Bhd.	852,638	2,990
	Padini Holdings Bhd.	3,839,645	2,640
	Malaysian Resources Corp. Bhd.	29,857,401	2,435
*	Berjaya Corp. Bhd.	41,871,161	2,417
	Cahya Mata Sarawak Bhd.	7,558,570	2,232
*	Velesto Energy Bhd.	49,256,112	1,664
	Leong Hup International Bhd.	12,352,000	1,630
*	WCT Holdings Bhd.	12,652,477	1,547
[3]	Serba Dinamik Holdings Bhd.	16,848,396	1,409
*	Sapura Energy Bhd.	112,369,968	1,198
	FGV Holdings Bhd.	3,031,100	1,108
	YTL Power International Bhd.	6,765,888	1,012

		Shares	Market Value ($000)
*	UEM Sunrise Bhd.	13,083,755	975
	Syarikat Takaful Malaysia Keluarga Bhd.	1,034,300	901
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	210
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	140
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	86
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	47
			1,933,891
Malta (0.0%)
*,3	BGP Holdings plc	17,449,685	62
Mexico (0.6%)
	America Movil SAB de CV	380,989,422	358,494
	Grupo Financiero Banorte SAB de CV	37,638,002	238,549
	Wal-Mart de Mexico SAB de CV	67,100,499	228,157
	Fomento Economico Mexicano SAB de CV	23,828,305	179,278
	Grupo Mexico SAB de CV Class B	41,270,060	177,240
*	Cemex SAB de CV	181,057,203	110,593
	Grupo Bimbo SAB de CV Class A	29,272,430	91,657
	Grupo Televisa SAB	31,202,067	63,590
	Grupo Elektra SAB de CV	833,447	54,762
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,598,068	52,605
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,822,263	52,552
*	Grupo Financiero Inbursa SAB de CV	28,801,751	41,538
	Fibra Uno Administracion SA de CV	39,701,164	40,802
	Coca-Cola Femsa SAB de CV	6,893,469	36,182
	Gruma SAB de CV Class B	2,739,172	35,827
	Arca Continental SAB de CV	5,810,693	34,369
	Orbia Advance Corp. SAB de CV	13,459,483	31,430
	Alfa SAB de CV Class A	36,760,476	26,749
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,866,944	25,898
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,811,090	20,979
	Promotora y Operadora de Infraestructura SAB de CV	2,869,423	20,932
[2]	Banco del Bajio SA	9,374,341	20,182
	Industrias Penoles SAB de CV	1,683,837	18,039
	Regional SAB de CV	3,072,893	17,617
	Kimberly-Clark de Mexico SAB de CV Class A	11,602,019	16,761
	Grupo Carso SAB de CV	5,925,130	16,571
	Becle SAB de CV	6,849,879	16,550
	Telesites SAB de CV	15,330,931	16,187
	GCC SAB de CV	2,137,066	15,068
*	Alsea SAB de CV	7,002,270	14,362
	Corp. Inmobiliaria Vesta SAB de CV	7,317,933	13,860
	Qualitas Controladora SAB de CV	2,500,963	13,510
[2]	Macquarie Mexico Real Estate Management SA de CV	11,058,789	12,883
	PLA Administradora Industrial S de RL de CV	9,198,632	12,874
	Prologis Property Mexico SA de CV	5,166,410	12,851
	Megacable Holdings SAB de CV	3,965,978	12,774
*	Grupo Aeroportuario del Pacifico SAB de CV ADR	85,141	11,698
	El Puerto de Liverpool SAB de CV	2,284,395	10,464
*	Gentera SAB de CV	13,945,068	9,998
	La Comer SAB de CV	5,972,752	9,931
	Bolsa Mexicana de Valores SAB de CV	5,177,498	8,830
	Genomma Lab Internacional SAB de CV Class B	8,842,730	8,784
*	Cemex SAB de CV ADR	1,210,186	7,406
*,2	Nemak SAB de CV	27,077,136	7,088
	Industrias Bachoco SAB de CV Class B	1,936,399	6,662
*,2	Grupo Traxion SAB de CV	4,105,026	6,533
	Alpek SAB de CV Class A	4,859,369	5,821

		Shares	Market Value ($000)
	Grupo Comercial Chedraui SA de CV	2,764,599	5,563
	Grupo Herdez SAB de CV	2,532,065	4,186
	Concentradora Fibra Danhos SA de CV	3,056,219	3,292
*	Axtel SAB de CV	18,454,157	3,042
*	Grupo Rotoplas SAB de CV	2,012,434	2,601
*	Unifin Financiera SAB de CV	1,648,927	2,281
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,289
*	Credito Real SAB de CV SOFOM ER	2,788,739	745
	Sempra Energy	1	—
			2,268,486
Netherlands (2.5%)
	ASML Holding NV	5,068,811	3,433,077
*	Prosus NV	11,455,253	953,030
	ING Groep NV	50,722,301	750,137
	Koninklijke Ahold Delhaize NV	12,646,528	410,059
	Koninklijke DSM NV	2,157,867	404,515
	Koninklijke Philips NV	11,776,148	391,713
	Wolters Kluwer NV	3,338,754	339,814
	Heineken NV	3,086,613	331,029
	Akzo Nobel NV	2,364,623	244,757
	Universal Music Group NV	9,709,886	239,729
	ArcelorMittal SA	8,047,842	239,053
	NN Group NV	4,005,711	224,168
	ASM International NV	620,994	213,361
	Koninklijke KPN NV	43,110,161	142,199
	Aegon NV	23,028,490	129,915
	IMCD NV	743,664	127,925
	Heineken Holding NV	1,364,950	119,668
*,2	Just Eat Takeaway.com NV	2,351,693	116,129
*	Unibail-Rodamco-Westfield	1,344,521	102,449
	Randstad NV	1,441,994	93,807
[2]	ABN AMRO Bank NV	5,404,767	86,741
[2]	Signify NV	1,637,294	86,726
	ASR Nederland NV	1,790,171	83,235
	BE Semiconductor Industries NV	929,686	77,953
	Aalberts NV	1,259,484	76,992
	Uniper SE	1,170,614	52,970
*,1	Galapagos NV	630,988	42,519
	Arcadis NV	954,251	41,772
	APERAM SA	626,192	35,286
*	OCI NV	1,252,000	34,265
	SBM Offshore NV	2,118,391	33,526
[1]	JDE Peet's NV	1,105,570	33,105
	TKH Group NV	562,731	32,472
	Corbion NV	774,199	32,325
*,1,2	Basic-Fit NV	659,905	31,482
	Koninklijke Vopak NV	855,516	29,354
	Boskalis Westminster	1,026,789	29,068
	PostNL NV	6,255,763	26,798
*,2	Intertrust NV	1,162,742	25,276
*	InPost SA	2,635,020	21,392
*	Accell Group NV	291,796	18,990
[2]	CTP NV	786,889	16,007
	Eurocommercial Properties NV	610,760	14,770
	AMG Advanced Metallurgical Group NV	395,655	13,617
[2]	Flow Traders	349,355	13,550
*	Koninklijke BAM Groep NV	3,306,904	11,042
*,2	Alfen Beheer BV	145,430	10,845

		Shares	Market Value ($000)
*	Fugro NV	1,278,618	10,224
*	Sligro Food Group NV	400,576	10,219
[1]	Wereldhave NV	599,832	9,216
*	TomTom NV	832,575	7,956
	NSI NV	179,626	7,449
	Vastned Retail NV	201,084	5,629
	Brunel International NV	211,656	2,601
[2]	B&S Group Sarl	269,305	2,176
	ForFarmers NV	422,401	1,921
*,3	SRH NV	672,039	—
			10,076,003
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,480,875	137,637
*	Auckland International Airport Ltd.	15,843,892	75,209
	Spark New Zealand Ltd.	26,100,216	74,598
	Mainfreight Ltd.	1,052,201	58,063
	Contact Energy Ltd.	10,646,031	55,186
	Meridian Energy Ltd.	16,439,085	47,387
	Fletcher Building Ltd.	10,855,752	46,170
[1]	EBOS Group Ltd.	1,446,638	37,190
	Ryman Healthcare Ltd.	5,578,329	36,476
*,1	a2 Milk Co. Ltd.	9,683,142	35,707
	Infratil Ltd.	6,987,689	34,873
	Mercury NZ Ltd.	8,916,492	32,782
	Chorus Ltd.	5,584,548	25,573
	Goodman Property Trust	14,344,065	23,461
	Summerset Group Holdings Ltd.	2,837,392	22,870
	SKYCITY Entertainment Group Ltd.	8,827,727	15,863
	Z Energy Ltd.	6,225,605	14,561
	Freightways Ltd.	1,812,752	14,435
	Kiwi Property Group Ltd.	18,315,759	13,720
	Precinct Properties New Zealand Ltd.	12,759,613	13,557
	Genesis Energy Ltd.	6,032,695	10,615
	Argosy Property Ltd.	9,313,579	9,163
	Vital Healthcare Property Trust	4,381,078	8,983
	Arvida Group Ltd.	7,074,475	7,917
	Stride Property Group	5,971,428	7,875
	Heartland Group Holdings Ltd.	4,907,493	7,642
*	Pushpay Holdings Ltd.	10,207,670	7,324
	Vector Ltd.	2,861,028	7,323
	Skellerup Holdings Ltd.	1,788,747	6,950
*,1	Air New Zealand Ltd.	6,228,896	5,908
*	Restaurant Brands New Zealand Ltd.	611,368	5,836
	Kathmandu Holdings Ltd.	6,294,472	5,822
*,1	Pacific Edge Ltd.	7,422,327	5,303
*	Serko Ltd.	1,392,972	4,859
*,1	Vista Group International Ltd.	3,334,138	4,589
	Scales Corp. Ltd.	1,221,482	3,872
*	Tourism Holdings Ltd.	1,623,715	2,917
*,1	SKY Network Television Ltd.	1,776,008	2,824
*,1	Synlait Milk Ltd.	1,205,571	2,508
	Fletcher Building Ltd. (XASX)	312,070	1,319
			934,867
Nigeria (0.0%)
[2]	Airtel Africa plc	12,961,837	26,820
Norway (0.6%)
	Equinor ASA	12,495,299	344,468

		Shares	Market Value ($000)
	DNB Bank ASA	13,281,959	316,113
	Mowi ASA	5,766,738	141,538
	Telenor ASA	8,214,855	135,763
	Norsk Hydro ASA	17,423,998	133,909
	Yara International ASA	2,120,257	108,871
	Orkla ASA	9,882,947	94,445
	TOMRA Systems ASA	1,525,581	76,272
	Storebrand ASA	6,127,041	65,323
*	Nordic Semiconductor ASA	2,043,859	60,559
	Aker BP ASA	1,649,046	57,138
	Gjensidige Forsikring ASA	2,159,703	52,754
	Salmar ASA	708,680	48,320
	Bakkafrost P/F	667,628	46,025
*	Adevinta ASA	3,608,907	37,862
	Schibsted ASA Class A	1,238,664	36,695
	SpareBank 1 SR-Bank ASA	2,332,167	34,848
	Kongsberg Gruppen ASA	991,574	30,051
	Borregaard ASA	1,273,992	29,965
	Leroy Seafood Group ASA	3,413,170	28,451
	SpareBank 1 SMN	1,684,345	27,894
	Aker ASA Class A	316,147	27,045
	Schibsted ASA Class B	1,011,751	26,514
*	NEL ASA	17,919,555	24,330
	Subsea 7 SA	3,086,751	23,207
[2]	Scatec ASA	1,540,015	22,746
	Veidekke ASA	1,289,085	19,268
[2]	Entra ASA	849,666	18,713
*,2	Crayon Group Holding ASA	894,925	17,299
*	Kahoot! ASA	4,266,011	17,128
*	Atea ASA	964,767	16,339
	TGS ASA	1,511,717	16,277
	Austevoll Seafood ASA	1,161,200	15,379
*	MPC Container Ships A/S	3,986,934	13,537
*,2	Elkem ASA	3,518,466	12,833
	DNO ASA	7,240,323	10,631
[2]	Sbanken ASA	962,725	10,183
*	Frontline Ltd.	1,420,421	9,351
*	Wallenius Wilhelmsen ASA	1,416,664	7,676
*	Grieg Seafood ASA	739,882	7,649
	Bonheur ASA	211,675	7,411
	Sparebank 1 Oestlandet	402,263	6,680
	Stolt-Nielsen Ltd.	340,250	6,161
[2]	BW LPG Ltd.	1,084,157	5,848
	BW Offshore Ltd.	1,649,767	5,047
*	Hexagon Composites ASA	1,410,910	4,350
	Norway Royal Salmon ASA	187,192	4,070
*	BW Energy Ltd.	849,618	2,203
			2,265,139
Other (0.2%)[4]
[1,5]	Vanguard FTSE Emerging Markets ETF	15,759,336	782,766
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,550,155	9,883
	Engro Corp. Ltd.	3,927,340	6,057
	Habib Bank Ltd.	8,082,496	5,548
	Hub Power Co. Ltd.	12,138,839	5,191
	Pakistan State Oil Co. Ltd.	4,872,022	5,183
	MCB Bank Ltd.	5,644,240	5,142

		Shares	Market Value ($000)
	Oil & Gas Development Co. Ltd.	10,122,281	5,000
	Fauji Fertilizer Co. Ltd.	8,000,124	4,839
	Pakistan Oilfields Ltd.	1,913,137	4,263
	Pakistan Petroleum Ltd.	9,386,039	4,239
	Bank Alfalah Ltd.	15,717,970	3,419
	United Bank Ltd.	4,284,561	3,392
	TRG Pakistan	5,938,450	3,021
	Engro Fertilizers Ltd.	6,208,674	2,890
	DG Khan Cement Co. Ltd.	4,318,597	1,885
	Millat Tractors Ltd.	336,963	1,686
	Nishat Mills Ltd.	3,488,454	1,636
	Searle Co. Ltd.	1,650,361	1,302
	Kot Addu Power Co. Ltd.	4,901,009	994
*	National Bank of Pakistan	4,354,281	856
	SUI Northern Gas Pipeline	3,908,466	740
*	Fauji Cement Co. Ltd.	4,482,007	443
			77,609
Philippines (0.3%)
	SM Investments Corp.	6,277,045	117,013
	SM Prime Holdings Inc.	118,163,791	81,716
	Ayala Land Inc.	103,327,574	72,959
	Ayala Corp.	4,218,800	72,143
	BDO Unibank Inc.	26,032,731	69,190
	International Container Terminal Services Inc.	14,358,343	56,481
	JG Summit Holdings Inc.	38,446,912	47,043
	Bank of the Philippine Islands	23,444,154	45,108
	PLDT Inc.	1,195,229	42,997
*,2	Monde Nissin Corp.	98,128,000	31,606
	Universal Robina Corp.	11,665,994	29,121
	Metropolitan Bank & Trust Co.	23,909,684	27,696
	Jollibee Foods Corp.	5,458,662	25,709
	Globe Telecom Inc.	380,930	23,235
	Manila Electric Co.	3,235,498	21,304
*	Converge Information & Communications Technology Solutions Inc.	25,168,400	15,177
	AC Energy Corp.	76,985,199	14,464
	GT Capital Holdings Inc.	1,285,533	14,416
	Metro Pacific Investments Corp.	183,881,936	13,943
	Aboitiz Power Corp.	19,029,456	13,213
	Alliance Global Group Inc.	49,839,833	12,523
	Security Bank Corp.	5,585,379	11,789
	Wilcon Depot Inc.	19,911,796	11,718
	San Miguel Food & Beverage Inc.	8,514,862	11,685
	San Miguel Corp.	4,377,417	9,684
	Puregold Price Club Inc.	12,336,069	8,983
	DMCI Holdings Inc.	52,670,316	8,803
	Robinsons Retail Holdings Inc.	7,944,091	8,794
	Megaworld Corp.	144,143,155	8,784
	Robinsons Land Corp.	23,895,338	8,602
	Manila Water Co. Inc.	15,188,027	7,466
	Semirara Mining & Power Corp. Class A	14,966,820	7,368
	LT Group Inc.	34,434,361	6,770
	Century Pacific Food Inc.	11,796,445	6,571
	D&L Industries Inc.	31,304,610	5,228
*	Bloomberry Resorts Corp.	40,694,519	5,012
	First Gen Corp.	7,339,968	4,042
	Nickel Asia Corp.	34,640,721	4,030
	Vista Land & Lifescapes Inc.	54,282,113	3,714
	Filinvest Land Inc.	114,692,273	2,451

		Shares	Market Value ($000)
*	Cebu Air Inc.	2,055,250	1,821
*,2	CEMEX Holdings Philippines Inc.	59,788,614	1,233
*,3	Energy Development Corp. China Inc.	41,300	6
			991,611
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,077,487	129,677
	Polski Koncern Naftowy ORLEN SA	4,021,817	70,291
	Bank Polska Kasa Opieki SA	2,043,970	68,108
	Powszechny Zaklad Ubezpieczen SA	7,282,614	64,842
	KGHM Polska Miedz SA	1,778,688	61,356
	LPP SA	14,455	56,540
*,2	Dino Polska SA	624,422	48,106
*,1,2	Allegro.eu SA	5,037,920	46,693
[1]	CD Projekt SA	844,065	37,472
	Santander Bank Polska SA	386,606	33,218
	Polskie Gornictwo Naftowe i Gazownictwo SA	22,462,274	29,333
	Cyfrowy Polsat SA	3,487,904	26,944
*	mBank SA	170,745	19,555
*	PGE Polska Grupa Energetyczna SA	9,699,797	18,273
*	Grupa Lotos SA	1,315,082	17,670
	KRUK SA	213,525	17,201
*	Alior Bank SA	1,205,442	16,660
*	Orange Polska SA	8,566,727	16,587
*,1	Bank Millennium SA	7,791,985	15,751
	Asseco Poland SA	727,712	14,643
*,2	Pepco Group NV	941,205	9,067
*,1	CCC SA	388,170	7,347
*	Tauron Polska Energia SA	12,153,861	7,193
*,1	Jastrzebska Spolka Weglowa SA	660,568	6,457
	Bank Handlowy w Warszawie SA	415,166	6,427
*	Enea SA	2,946,548	5,550
*	Grupa Azoty SA	626,595	5,453
*,1	AmRest Holdings SE	838,495	5,175
	Warsaw Stock Exchange	424,656	4,219
	Ciech SA	391,624	4,053
[1]	Eurocash SA	1,190,234	3,011
*,1	Mercator Medical SA	43,006	781
*,3	CAPITEA SA	560,985	515
			874,168
Portugal (0.1%)
	EDP - Energias de Portugal SA	36,851,912	188,649
	Jeronimo Martins SGPS SA	3,560,295	85,558
	Galp Energia SGPS SA	6,749,570	74,423
	EDP Renovaveis SA	3,131,590	65,831
*	Banco Comercial Portugues SA	102,370,945	17,396
	REN - Redes Energeticas Nacionais SGPS SA	5,556,032	15,841
	Sonae SGPS SA	11,576,537	13,301
	NOS SGPS SA	3,014,445	11,880
	Navigator Co. SA	2,750,186	10,375
	CTT-Correios de Portugal SA	2,010,245	9,820
	Altri SGPS SA	1,172,614	7,500
	Corticeira Amorim SGPS SA	402,380	4,628
*	Greenvolt-Energias Renovaveis SA	374,911	2,539
			507,741
Qatar (0.2%)
	Qatar National Bank QPSC	57,743,326	346,959
	Industries Qatar QSC	20,616,321	95,297

		Shares	Market Value ($000)
	Qatar Islamic Bank SAQ	15,261,845	82,115
	Masraf Al Rayan QSC	48,547,234	65,415
	Commercial Bank PSQC	26,065,977	51,331
	Mesaieed Petrochemical Holding Co.	57,311,440	38,403
	Qatar Gas Transport Co. Ltd.	35,923,541	35,647
	Qatar Fuel QSC	6,334,932	33,063
	Qatar Electricity & Water Co. QSC	5,883,219	28,870
	Qatar International Islamic Bank QSC	9,256,742	25,414
	Ooredoo QPSC	11,000,297	21,962
	Barwa Real Estate Co.	22,807,514	21,057
	Qatar Aluminum Manufacturing Co.	36,021,021	19,480
	Doha Bank QPSC	19,826,799	15,958
*	Qatar Insurance Co. SAQ	18,967,150	13,644
	United Development Co. QSC	21,085,895	9,649
	Vodafone Qatar QSC	19,300,512	9,357
*	Ezdan Holding Group QSC	20,333,212	8,123
	Al Meera Consumer Goods Co. QSC	1,262,792	6,790
*	Gulf International Services QSC	11,514,143	5,689
	Medicare Group	1,614,015	3,781
			938,004
Romania (0.0%)
	Banca Transilvania SA	65,932,150	39,404
	OMV Petrom SA	135,418,645	14,550
	Societatea Nationala Nuclearelectrica SA	507,994	5,339
	Teraplast SA	13,100,150	3,220
	One United Properties SA	4,740,568	1,409
			63,922
Russia (0.7%)
	Gazprom PJSC	136,941,378	591,686
	Sberbank of Russia PJSC	133,489,327	460,034
	LUKOIL PJSC	5,000,987	443,993
	Novatek PJSC	11,419,424	243,284
	MMC Norilsk Nickel PJSC	604,172	169,451
	Rosneft Oil Co. PJSC	13,328,065	99,398
	Tatneft PJSC	15,352,037	98,833
	Novatek PJSC GDR	248,379	52,459
	Surgutneftegas PJSC Preference Shares	101,260,284	48,873
	Polyus PJSC GDR	623,648	48,856
	Alrosa PJSC	32,706,127	48,114
	Surgutneftegas PJSC	83,117,168	39,181
	Transneft PJSC Preference Shares	20,384	39,061
	Severstal PAO	1,964,967	38,291
	VTB Bank PJSC	65,549,738,711	37,040
	Magnit PJSC GDR	2,690,249	35,434
	Moscow Exchange MICEX-RTS PJSC	18,802,245	35,432
*	United Co. RUSAL International PJSC	32,753,206	30,861
	Magnit PJSC	432,454	28,211
	PhosAgro PJSC GDR	1,381,889	27,931
	Novolipetsk Steel PJSC GDR	995,155	27,653
	Tatneft PJSC ADR	644,844	25,025
	Inter RAO UES PJSC	463,184,131	23,249
	Mobile TeleSystems PJSC	6,090,423	22,758
	Magnitogorsk Iron & Steel Works PJSC	28,033,563	22,197
	Mobile TeleSystems PJSC ADR	2,681,974	20,490
*	Credit Bank of Moscow PJSC	176,363,800	16,442
	RusHydro PJSC	1,558,337,672	14,806
	Novolipetsk Steel PJSC	5,216,652	14,412

		Shares	Market Value ($000)
	Rosneft Oil Co. PJSC GDR	1,927,707	14,365
	MMC Norilsk Nickel PJSC ADR	492,797	13,936
	Rostelecom PJSC	12,792,702	12,326
	Tatneft PJSC Preference Shares	1,942,172	11,334
	Severstal PAO GDR	551,223	10,869
*	Aeroflot PJSC	13,516,903	10,028
[2]	Detsky Mir PJSC	7,393,899	9,798
	Polyus PJSC	50,544	7,978
	Federal Grid Co. Unified Energy System PJSC	3,807,787,542	7,050
	Sistema PJSFC GDR	1,268,701	6,661
	Samolet Group	109,996	6,418
	ROSSETI PJSC	419,261,133	5,683
	Unipro PJSC	159,150,678	4,973
	Surgutneftegas PJSC ADR	952,809	4,490
	Raspadskaya OJSC	802,310	4,322
	Mechel PJSC Preference Shares	1,017,064	4,140
*	Bashneft PJSC	215,214	3,890
	Sistema PJSFC	14,221,241	3,697
	M.Video PJSC	720,089	3,495
	Novorossiysk Commercial Sea Port PJSC	35,580,873	3,067
	Tatneft PJSC ADR (OOTC)	74,923	2,876
[2]	Segezha Group PJSC	16,822,200	2,175
	OGK-2 PJSC	282,563,407	2,167
	Mosenergo PJSC	75,973,956	2,081
*	Mechel PJSC ADR	691,625	2,026
*	Mechel PJSC	1,344,496	2,024
	Sovcomflot PJSC	2,097,559	1,962
	Rosseti Lenenergo PJSC Preference Shares	912,167	1,884
*	ENEL RUSSIA PJSC	162,490,090	1,698
	TGC-1 PJSC	7,192,136,259	903
	Cherkizovo Group PJSC	16,416	638
	PhosAgro PJSC	7,476	528
	Bank St. Petersburg PJSC	314,414	321
	LSR Group PJSC Class A	25,742	219
	IDGC of Centre & Volga Region PJSC	45,593,366	133
			2,973,610
Saudi Arabia (1.0%)
	Al Rajhi Bank	15,947,114	633,301
	Saudi National Bank	28,563,681	563,174
[2]	Saudi Arabian Oil Co.	32,901,691	328,393
	Saudi Basic Industries Corp.	8,710,859	291,583
	Saudi Telecom Co.	7,757,224	244,051
	Riyad Bank	15,812,043	143,754
*	Saudi Arabian Mining Co.	5,263,639	129,721
	Saudi British Bank	11,640,206	125,017
	SABIC Agri-Nutrients Co.	2,419,532	109,696
	Banque Saudi Fransi	7,667,916	107,543
	Alinma Bank	12,678,370	101,651
*	Bank AlBilad	4,811,481	71,519
	Saudi Electricity Co.	10,140,664	71,306
*	ACWA Power Co.	2,067,445	56,258
	Sahara International Petrochemical Co.	4,661,502	53,922
	Arab National Bank	7,230,503	53,509
	Dr Sulaiman Al Habib Medical Services Group Co.	1,200,617	53,044
	Yanbu National Petrochemical Co.	2,776,940	50,494
*	Saudi Kayan Petrochemical Co.	9,550,265	50,378
	Almarai Co. JSC	3,316,657	43,532
	Etihad Etisalat Co.	4,894,746	42,596

		Shares	Market Value ($000)
	Jarir Marketing Co.	768,944	41,379
	Bank Al-Jazira	5,170,550	32,106
	Savola Group	3,493,543	31,847
	Bupa Arabia for Cooperative Insurance Co.	744,169	29,551
	Mouwasat Medical Services Co.	549,412	29,044
	Advanced Petrochemical Co.	1,393,220	27,952
*	Saudi Research & Media Group	419,768	27,039
	Saudi Industrial Investment Group	2,874,161	26,283
*	National Industrialization Co.	4,187,795	25,557
*	Mobile Telecommunications Co. Saudi Arabia	5,889,551	21,098
*	Emaar Economic City	5,577,858	19,257
*	Rabigh Refining & Petrochemical Co.	2,826,766	18,448
	National Petrochemical Co.	1,593,384	18,102
*	Dar Al Arkan Real Estate Development Co.	6,386,050	17,596
	Co. for Cooperative Insurance	815,551	16,989
	Abdullah Al Othaim Markets Co.	568,447	16,027
	Southern Province Cement Co.	844,864	15,763
*	Arabian Internet & Communications Services Co.	278,862	15,448
	United Electronics Co.	391,986	14,630
	Saudi Cement Co.	958,703	14,358
	Arabian Centres Co. Ltd.	2,116,580	12,987
*	Saudi Airlines Catering Co.	515,199	11,498
	Qassim Cement Co.	538,421	11,481
	Dallah Healthcare Co.	488,630	11,380
*	Saudi Ground Services Co.	1,164,509	10,574
	Leejam Sports Co. JSC	331,230	10,519
	Yanbu Cement Co.	1,001,036	10,443
	Aldrees Petroleum & Transport Services Co.	486,542	10,166
*	Seera Group Holding	1,927,098	10,142
	BinDawood Holding Co.	389,847	10,041
	Al Hammadi Co. for Development & Investment	870,443	9,777
*	Yamama Cement Co.	1,331,692	9,615
	Arriyadh Development Co.	1,309,784	9,478
	Saudia Dairy & Foodstuff Co.	202,523	8,818
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	802,477	8,751
	Jadwa REIT Saudi Fund	1,892,620	8,033
	Saudi Ceramic Co.	513,310	7,660
	Arabian Cement Co.	626,623	6,806
	National Gas & Industrialization Co.	470,017	6,789
*	Saudi Real Estate Co.	1,154,548	6,541
	Najran Cement Co.	1,254,018	6,279
	Eastern Province Cement Co.	505,521	6,124
	Astra Industrial Group	530,339	6,080
*	Dur Hospitality Co.	672,326	5,976
	United International Transportation Co.	437,774	5,880
	City Cement Co.	922,357	5,793
*	Middle East Healthcare Co.	618,736	5,728
*	National Agriculture Development Co.	637,093	5,626
*	Saudi Public Transport Co.	834,241	5,346
	National Medical Care Co.	284,134	5,164
	Saudi Chemical Co. Holding	540,793	5,042
	Herfy Food Services Co.	279,404	4,789
*	Aseer Trading Tourism & Manufacturing Co.	790,535	4,672
	Northern Region Cement Co.	1,195,425	4,427
	Bawan Co.	435,548	4,289
*	Al Jouf Cement Co.	1,345,557	3,983
*	Methanol Chemicals Co.	383,050	3,964
*	Fawaz Abdulaziz Al Hokair & Co.	827,732	3,653

		Shares	Market Value ($000)
*	Mediterranean & Gulf Insurance & Reinsurance Co.	656,149	3,317
	Hail Cement Co.	863,512	3,239
*	Zamil Industrial Investment Co.	351,258	2,858
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	540,341	2,676
*	Tabuk Cement Co.	536,351	2,582
			4,081,902
Singapore (0.8%)
	DBS Group Holdings Ltd.	23,344,499	613,187
	Oversea-Chinese Banking Corp. Ltd.	45,242,467	421,129
	United Overseas Bank Ltd.	16,735,703	374,021
	Singapore Telecommunications Ltd.	97,626,964	177,020
	Ascendas REIT	44,254,689	90,759
	CapitaLand Integrated Commercial Trust	62,530,106	90,149
	Wilmar International Ltd.	27,506,005	87,502
*	Capitaland Investment Ltd.	33,385,327	85,662
	Keppel Corp. Ltd.	18,725,446	78,950
	Singapore Exchange Ltd.	10,570,168	73,164
*	Singapore Airlines Ltd.	16,605,134	61,939
	Singapore Technologies Engineering Ltd.	19,839,359	55,143
	Mapletree Logistics Trust	38,262,350	48,154
	Venture Corp. Ltd.	3,447,546	45,169
	Mapletree Industrial Trust	23,474,579	43,729
	Genting Singapore Ltd.	74,651,018	40,793
	Mapletree Commercial Trust	28,675,750	38,383
	UOL Group Ltd.	6,760,801	36,664
	Frasers Logistics & Commercial Trust	36,021,874	36,647
	Singapore Press Holdings Ltd.	20,261,657	34,950
	Suntec REIT	28,512,536	32,202
	City Developments Ltd.	6,046,941	31,764
	NetLink NBN Trust	38,171,105	27,453
	Keppel DC REIT	17,110,138	27,161
	ComfortDelGro Corp. Ltd.	26,642,684	26,902
	Frasers Centrepoint Trust	15,134,272	25,408
*	SATS Ltd.	8,255,476	24,010
	Mapletree North Asia Commercial Trust	29,437,611	23,612
	Keppel REIT	28,157,200	23,468
	Keppel Infrastructure Trust	50,347,667	20,890
	Sembcorp Industries Ltd.	11,903,796	20,216
	Jardine Cycle & Carriage Ltd.	1,335,696	20,080
	Ascott Residence Trust	25,638,929	19,427
	Haw Par Corp. Ltd.	2,070,714	17,843
	Golden Agri-Resources Ltd.	84,337,778	15,411
	Parkway Life REIT	4,181,640	14,872
	Hutchison Port Holdings Trust	59,960,502	14,163
	Manulife US REIT	20,830,021	13,466
*	Sembcorp Marine Ltd.	199,194,530	12,151
	Raffles Medical Group Ltd.	12,237,312	11,619
	Olam International Ltd.	9,215,486	11,515
	CapitaLand China Trust	12,986,610	11,383
	ESR-REIT	34,221,994	10,782
	CDL Hospitality Trusts	12,740,290	10,721
	AEM Holdings Ltd.	3,159,331	10,622
	Cromwell European REIT	3,795,162	9,891
	ARA LOGOS Logistics Trust	16,069,022	9,831
	Ascendas India Trust	10,025,121	9,675
	Singapore Post Ltd.	19,810,080	9,348
	Lendlease Global Commercial REIT	15,066,374	9,178
	Keppel Pacific Oak US REIT	11,774,838	8,721

		Shares	Market Value ($000)
	iFAST Corp. Ltd.	1,857,200	8,624
	SPH REIT	11,163,047	7,954
	Starhill Global REIT	17,087,041	7,868
	OUE Commercial REIT	25,174,734	7,650
	AIMS APAC REIT	7,377,389	7,605
	StarHub Ltd.	7,847,939	7,504
	First Resources Ltd.	5,796,631	7,110
	Sheng Siong Group Ltd.	5,731,853	6,334
	Prime US REIT	7,202,658	5,589
	Wing Tai Holdings Ltd.	3,928,295	5,137
	Nanofilm Technologies International Ltd.	2,354,277	4,970
*,3	Best World International Ltd.	4,538,331	4,360
*	SIA Engineering Co. Ltd.	2,705,446	4,307
	Thomson Medical Group Ltd.	68,491,981	4,229
	Far East Hospitality Trust	9,446,875	3,893
	Sabana Industrial REIT	11,540,125	3,764
	Riverstone Holdings Ltd.	7,006,599	3,660
	Silverlake Axis Ltd.	15,494,497	2,711
	First REIT	11,816,933	2,677
	Frasers Hospitality Trust	7,588,033	2,505
*	Lippo Malls Indonesia Retail Trust	57,058,638	2,242
*	COSCO SHIPPING International Singapore Co. Ltd.	10,616,626	1,975
	Asian Pay Television Trust	17,085,902	1,721
*,3	Eagle Hospitality Trust	11,225,800	1,538
*	Yoma Strategic Holdings Ltd.	13,403,037	1,331
	Bumitama Agri Ltd.	3,227,391	1,317
*,1,3	Ezra Holdings Ltd.	20,298,532	165
*,1,3	Hyflux Ltd.	7,030,168	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	12,879,086	—
			3,185,639
South Africa (1.0%)
	Naspers Ltd.	2,751,419	444,762
*	MTN Group Ltd.	23,449,645	294,901
	FirstRand Ltd.	63,909,881	257,627
	Impala Platinum Holdings Ltd.	10,588,520	163,242
*	Sasol Ltd.	7,246,429	163,135
	Standard Bank Group Ltd.	16,704,769	163,042
	Capitec Bank Holdings Ltd.	1,080,703	142,270
	Sibanye Stillwater Ltd.	36,224,786	135,023
	Gold Fields Ltd.	11,328,752	121,399
	Absa Group Ltd.	9,210,469	102,073
	AngloGold Ashanti Ltd.	5,441,845	102,018
	Sanlam Ltd.	23,028,979	94,616
	Bid Corp. Ltd.	4,348,970	93,993
	Anglo American Platinum Ltd.	770,162	93,316
	Shoprite Holdings Ltd.	6,384,147	87,347
	Vodacom Group Ltd.	7,828,964	75,148
[1]	Nedbank Group Ltd.	5,487,946	68,294
	Aspen Pharmacare Holdings Ltd.	4,979,118	67,079
[1]	Clicks Group Ltd.	3,209,765	61,467
	Remgro Ltd.	6,740,226	58,197
*	Northam Platinum Holdings Ltd.	4,382,120	57,996
	Bidvest Group Ltd.	4,489,846	55,049
*	Discovery Ltd.	5,384,469	54,414
	Mr Price Group Ltd.	3,356,838	44,627
[1]	Old Mutual Ltd. (AQXE)	49,537,667	44,246
	Woolworths Holdings Ltd.	12,462,733	43,059
	Growthpoint Properties Ltd.	44,369,073	42,169

		Shares	Market Value ($000)
	NEPI Rockcastle plc	5,843,562	39,738
	MultiChoice Group	4,760,821	39,046
	Reinet Investments SCA	1,790,275	35,572
	Foschini Group Ltd.	4,217,569	35,324
	Exxaro Resources Ltd.	3,222,524	34,861
	Rand Merchant Investment Holdings Ltd.	9,853,531	31,131
[1,2]	Pepkor Holdings Ltd.	20,593,821	30,365
	SPAR Group Ltd.	2,548,134	27,866
	Life Healthcare Group Holdings Ltd.	18,690,804	27,457
[1]	Tiger Brands Ltd.	2,256,955	26,881
	Kumba Iron Ore Ltd.	709,338	25,307
	Harmony Gold Mining Co. Ltd.	6,889,421	25,163
	Royal Bafokeng Platinum Ltd.	2,267,818	24,153
	Barloworld Ltd.	2,555,806	22,132
	AVI Ltd.	4,434,320	22,061
	African Rainbow Minerals Ltd.	1,423,374	21,195
	Transaction Capital Ltd.	7,449,862	21,027
*	Sappi Ltd.	7,384,244	20,706
	Investec Ltd.	3,637,041	20,546
	Redefine Properties Ltd.	74,155,280	19,732
	Truworths International Ltd.	5,352,810	19,730
[1]	Netcare Ltd.	19,639,163	19,005
	Momentum Metropolitan Holdings	13,910,053	18,205
	Motus Holdings Ltd.	2,158,636	16,416
	Resilient REIT Ltd.	4,067,655	16,000
	Pick n Pay Stores Ltd.	4,666,148	15,515
	Equites Property Fund Ltd.	9,290,155	12,958
	Fortress REIT Ltd. Class A (XJSE)	15,385,521	12,931
*	Telkom SA SOC Ltd.	3,969,316	12,792
[2]	Dis-Chem Pharmacies Ltd.	5,056,155	11,719
*	Distell Group Holdings Ltd.	1,044,746	11,497
*	PSG Group Ltd.	2,107,995	11,490
*	Steinhoff International Holdings NV (XJSE)	34,907,808	11,064
	Coronation Fund Managers Ltd.	3,307,156	11,017
*	Liberty Holdings Ltd.	1,579,722	10,134
	Imperial Logistics Ltd.	2,321,361	9,775
	Hyprop Investments Ltd.	4,035,440	9,479
*,1	Thungela Resources Ltd.	1,545,439	9,221
	AECI Ltd.	1,241,096	9,206
	KAP Industrial Holdings Ltd.	32,734,873	9,064
	Santam Ltd.	505,375	8,872
	Super Group Ltd.	4,042,389	8,788
	JSE Ltd.	1,090,107	8,289
	Old Mutual Ltd.	8,785,280	7,917
	Omnia Holdings Ltd.	1,938,467	7,768
	Vukile Property Fund Ltd.	9,493,455	7,346
*,1	Steinhoff International Holdings NV (XETR)	21,156,768	6,751
	MAS Real Estate Inc.	4,920,200	6,598
	DataTec Ltd.	2,443,589	6,065
[1]	Reunert Ltd.	1,899,863	5,918
	Advtech Ltd.	5,728,757	5,713
	Astral Foods Ltd.	450,357	5,019
	Ninety One Ltd.	1,457,828	4,990
*	Massmart Holdings Ltd.	1,318,469	4,762
*	Famous Brands Ltd.	1,001,698	4,642
	Wilson Bayly Holmes-Ovcon Ltd.	618,320	4,478
	SA Corporate Real Estate Ltd.	28,710,616	4,477
	Raubex Group Ltd.	1,801,918	4,387

		Shares	Market Value ($000)
	DRDGOLD Ltd.	5,455,556	4,332
	Cashbuild Ltd.	230,995	4,212
*	Sun International Ltd.	2,347,668	4,120
*	Tsogo Sun Gaming Ltd.	5,357,213	3,871
[1]	Brait plc	12,142,874	3,824
*	Attacq Ltd.	7,581,695	3,815
	Long4Life Ltd.	10,123,193	3,809
	Investec Property Fund Ltd.	4,680,473	3,709
*	EPP NV	5,028,473	3,544
*	Fortress REIT Ltd. Class B (XJSE)	14,779,463	3,503
*,1	Hosken Consolidated Investments Ltd.	643,332	3,073
	Adcock Ingram Holdings Ltd.	900,911	2,982
	Emira Property Fund Ltd.	3,808,581	2,504
	Alexander Forbes Group Holdings Ltd.	8,669,080	2,392
*	Curro Holdings Ltd.	2,716,888	2,384
	Hudaco Industries Ltd.	267,459	2,374
*	Blue Label Telecoms Ltd.	7,059,433	2,351
	Zeder Investments Ltd.	7,901,408	1,705
	Altron Ltd. Class A	2,604,043	1,406
*	Thungela Resources Ltd. (XJSE)	59,280	363
			4,111,043
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	61,015,571	3,795,113
	SK Hynix Inc.	6,720,443	695,619
	Samsung Electronics Co. Ltd. Preference Shares	10,956,966	616,299
	NAVER Corp.	1,752,241	462,838
	Samsung SDI Co. Ltd.	688,424	341,654
*	LG Chem Ltd.	605,230	324,440
	Hyundai Motor Co.	1,798,464	289,875
	Kakao Corp.	3,546,501	256,170
	KB Financial Group Inc.	4,945,889	245,117
	Kia Corp.	3,341,449	232,985
	Shinhan Financial Group Co. Ltd.	6,380,208	204,353
	POSCO	841,023	188,131
	Celltrion Inc.	1,403,378	178,361
	Hyundai Mobis Co. Ltd.	827,838	162,507
	LG Electronics Inc.	1,427,574	155,095
	Hana Financial Group Inc.	3,739,811	140,910
*	SK Innovation Co. Ltd.	703,922	129,189
[1]	Samsung Electro-Mechanics Co. Ltd.	721,582	109,780
*,2	Samsung Biologics Co. Ltd.	172,921	107,052
	Samsung C&T Corp.	1,093,487	98,925
*	NCSoft Corp.	217,219	97,871
	LG Household & Health Care Ltd.	118,610	96,483
[1]	SK Inc.	495,752	91,773
[1]	KT&G Corp.	1,407,573	90,923
	Woori Financial Group Inc.	7,109,785	87,467
*,1	HMM Co. Ltd.	4,542,921	84,580
*,1	Krafton Inc.	362,247	83,932
*	LG Corp.	1,171,773	72,464
	Samsung Fire & Marine Insurance Co. Ltd.	425,097	71,056
*,1	KakaoBank Corp.	1,771,187	61,533
*,1	Doosan Heavy Industries & Construction Co. Ltd.	3,876,567	58,296
*	Amorepacific Corp.	424,572	55,373
*	Korean Air Lines Co. Ltd.	2,277,597	54,998
*,1	Korea Zinc Co. Ltd.	128,734	54,761
	LG Innotek Co. Ltd.	181,889	54,685
	Celltrion Healthcare Co. Ltd.	964,685	50,969

		Shares	Market Value ($000)
	Samsung SDS Co. Ltd.	413,415	49,074
	Hyundai Motor Co. Preference Shares	599,200	48,727
[1]	LG Display Co. Ltd.	2,884,826	48,516
	Korea Electric Power Corp.	2,619,936	45,048
*,1	HYBE Co. Ltd.	222,168	44,979
*	Coway Co. Ltd.	735,133	42,352
	Samsung Life Insurance Co. Ltd.	835,523	42,318
[1]	L&F Co. Ltd.	280,385	41,439
	S-Oil Corp.	535,379	40,642
	Mirae Asset Securities Co. Ltd.	5,656,116	40,516
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	562,983	38,059
*	Samsung Engineering Co. Ltd.	2,046,925	37,456
	SK Telecom Co. Ltd.	768,359	36,570
*,1	SK Bioscience Co. Ltd.	257,547	35,973
*,1	Samsung Heavy Industries Co. Ltd.	8,025,137	34,882
*,1	Hanwha Solutions Corp.	1,252,773	34,190
*	Hyundai Engineering & Construction Co. Ltd.	933,317	33,424
[1]	POSCO Chemical Co. Ltd.	353,354	33,218
	Hyundai Steel Co.	987,686	32,621
	Hyundai Glovis Co. Ltd.	238,003	32,561
*,1,2	SK IE Technology Co. Ltd.	329,434	32,342
[1]	Ecopro BM Co. Ltd.	113,744	32,318
*,1	Pearl Abyss Corp.	401,465	32,028
*,1	Lotte Chemical Corp.	192,885	31,719
*,1	Yuhan Corp.	661,224	31,349
	LG Uplus Corp.	2,824,332	30,776
*,1	CJ CheilJedang Corp.	105,962	30,735
*,1	HLB Inc.	1,139,145	30,549
*	Korea Investment Holdings Co. Ltd.	495,549	30,387
*	SKC Co. Ltd.	248,535	29,921
*	Meritz Fire & Marine Insurance Co. Ltd.	763,908	29,424
	E-MART Inc.	263,642	29,344
*,1	Kangwon Land Inc.	1,395,604	29,344
*	DB Insurance Co. Ltd.	583,723	29,239
*,1	DB HiTek Co. Ltd.	455,862	29,122
	Industrial Bank of Korea	3,311,001	28,747
*	F&F Co. Ltd.	41,143	28,388
*,1	Kumho Petrochemical Co. Ltd.	226,748	28,149
	Samsung Securities Co. Ltd.	822,987	27,788
*	Hankook Tire & Technology Co. Ltd.	965,852	27,273
*,1	GS Engineering & Construction Corp.	807,538	26,874
[1]	Hyundai Heavy Industries Holdings Co. Ltd.	664,096	26,776
*,1	BNK Financial Group Inc.	3,817,514	25,747
*	Korea Aerospace Industries Ltd.	856,309	25,745
*	SK Square Co. Ltd.	551,000	25,139
*	LG Chem Ltd. Preference Shares	96,751	24,560
[1]	Hotel Shilla Co. Ltd.	398,277	24,156
*	Orion Corp.	287,264	23,506
*	GS Holdings Corp.	682,775	22,045
[1]	Wemade Co. Ltd.	217,397	21,896
*,1	SK Biopharmaceuticals Co. Ltd.	318,064	20,304
*,1,2	Netmarble Corp.	217,798	20,166
*	Hanmi Pharm Co. Ltd.	97,168	20,055
*	Hansol Chemical Co. Ltd.	110,599	19,882
*,1	Kakao Games Corp.	346,826	19,491
*	DL E&C Co. Ltd.	196,715	19,364
	Meritz Securities Co. Ltd.	3,789,072	19,311
	Hanon Systems	2,131,977	19,131

		Shares	Market Value ($000)
*	LEENO Industrial Inc.	122,391	18,992
*,1	Mando Corp.	419,195	18,461
*	Hanwha Aerospace Co. Ltd.	455,063	18,448
*,1	SK Chemicals Co. Ltd.	174,050	18,425
[1]	KCC Corp.	56,194	18,204
*	Iljin Materials Co. Ltd.	217,219	17,556
*,1	Hanwha Corp.	701,028	17,488
	Shinsegae Inc.	89,081	17,485
*	NH Investment & Securities Co. Ltd.	1,811,777	17,372
[1]	OCI Co. Ltd.	230,621	17,357
*,1	Celltrion Pharm Inc.	248,505	17,271
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	796,481	16,946
[1]	Cheil Worldwide Inc.	911,964	16,791
[1]	Seegene Inc.	365,882	16,747
*,1	Fila Holdings Corp.	665,145	16,433
*	DGB Financial Group Inc.	2,087,617	16,141
*,1,3	Osstem Implant Co. Ltd.	133,992	15,861
[1]	Hyundai Mipo Dockyard Co. Ltd.	265,064	15,398
[1]	Youngone Corp.	395,126	15,391
*,1	WONIK IPS Co. Ltd.	458,592	15,134
*,1	Hyundai Rotem Co. Ltd.	948,191	14,994
*,1	Alteogen Inc.	362,610	14,726
	S-1 Corp.	259,125	14,514
*,1	Hyosung Advanced Materials Corp.	39,689	14,400
*,1	Koh Young Technology Inc.	813,280	14,006
*	CJ ENM Co. Ltd.	133,167	13,806
*,1	Hyosung TNC Corp.	37,977	13,491
*,1	KIWOOM Securities Co. Ltd.	178,774	13,467
[1]	LOTTE Fine Chemical Co. Ltd.	231,815	13,327
*	JB Financial Group Co. Ltd.	1,936,888	13,211
*	AMOREPACIFIC Group	382,257	13,154
[1]	LX Semicon Co. Ltd.	114,129	13,086
*,1	Meritz Financial Group Inc.	360,708	13,072
[1]	Dongjin Semichem Co. Ltd.	389,457	12,906
[1]	Ecopro Co. Ltd.	227,363	12,734
	Kolon Industries Inc.	240,772	12,520
*,1	Hanjin Kal Corp.	283,659	12,479
*,1	Eubiologics Co. Ltd.	393,774	12,467
[1]	Com2uSCorp	121,018	12,387
*,1	JYP Entertainment Corp.	353,321	12,377
	Hyundai Motor Co. Preference Shares	155,461	12,308
[1]	NongShim Co. Ltd.	44,359	11,973
*,1	Hyundai Department Store Co. Ltd.	197,904	11,919
*,1	AfreecaTV Co. Ltd.	90,662	11,894
*,1	GS Retail Co. Ltd.	521,953	11,851
*	LG Energy Solution	31,378	11,713
[1]	Korea Electric Power Corp. ADR	1,343,840	11,651
*,1	CJ Corp.	174,076	11,635
*,1	Hyundai Wia Corp.	202,659	11,607
[1]	Chunbo Co. Ltd.	52,416	11,479
[1]	Soulbrain Co. Ltd.	55,098	11,415
*,1	Daewoo Engineering & Construction Co. Ltd.	2,368,134	11,343
*,1	Doosan Fuel Cell Co. Ltd.	382,310	11,202
*	BGF retail Co. Ltd.	82,654	11,196
[1]	Posco International Corp.	642,671	11,114
*	Foosung Co. Ltd.	667,015	10,889
*	CJ Logistics Corp.	111,533	10,831
	Samsung Card Co. Ltd.	413,014	10,633

		Shares	Market Value ($000)
*,1	SM Entertainment Co. Ltd.	212,296	10,625
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	629,847	10,575
*	Douzone Bizon Co. Ltd.	238,346	10,565
[1]	CS Wind Corp.	261,365	10,542
*	Pan Ocean Co. Ltd.	2,517,185	10,507
*,1	Lotte Shopping Co. Ltd.	156,101	10,492
[1]	KMW Co. Ltd.	382,848	10,448
*,1	Green Cross Corp.	69,966	10,359
*	Doosan Bobcat Inc.	329,553	10,335
*	LS Corp.	245,285	10,335
*,1	ST Pharm Co. Ltd.	115,094	10,267
*,1	Mezzion Pharma Co. Ltd.	65,624	10,133
*,1	Hite Jinro Co. Ltd.	406,748	10,046
*,1	Hyundai Elevator Co. Ltd.	329,132	10,045
*,1	Hyundai Bioscience Co. Ltd.	418,569	10,011
*	Korea Gas Corp.	338,189	9,948
*,1	Hanwha Systems Co. Ltd.	793,765	9,915
*,1	Eo Technics Co. Ltd.	109,688	9,898
*,1	Genexine Inc.	241,485	9,801
*	Korean Reinsurance Co.	1,151,849	9,799
*	HLB Life Science Co. Ltd.	1,031,100	9,729
*	Humasis Co. Ltd.	403,800	9,714
[1]	SIMMTECH Co. Ltd.	235,290	9,489
*	Hanwha Life Insurance Co. Ltd.	3,824,240	9,403
[1]	SSANGYONG C&E Co. Ltd.	1,470,798	9,402
[1]	Hugel Inc.	82,095	9,391
*,1	Daejoo Electronic Materials Co. Ltd.	124,759	9,365
*,1	KEPCO Engineering & Construction Co. Inc.	156,294	9,303
*	Hanmi Semiconductor Co. Ltd.	290,109	9,220
*	SOLUM Co. Ltd.	473,519	9,165
*	GeneOne Life Science Inc.	890,850	9,134
*,1	Dongkuk Steel Mill Co. Ltd.	730,721	9,115
	LG Household & Health Care Ltd. Preference Shares	19,683	9,023
*	Solus Advanced Materials Co. Ltd.	151,945	8,834
*	CosmoAM&T Co. Ltd.	256,606	8,726
*,1	Hyundai Doosan Infracore Co. Ltd.	1,764,348	8,705
*,1	Oscotec Inc.	314,405	8,647
*,1	Lotte Corp.	386,060	8,625
*,1	Shin Poong Pharmaceutical Co. Ltd.	424,709	8,595
[1]	Dongsuh Cos. Inc.	405,108	8,578
*	LS Electric Co. Ltd.	207,652	8,572
*,1	Hyosung Corp.	120,126	8,286
*,1	Chong Kun Dang Pharmaceutical Corp.	105,731	8,224
*,1	LegoChem Biosciences Inc.	214,190	8,170
*	KEPCO Plant Service & Engineering Co. Ltd.	297,909	8,127
	LG Electronics Inc. Preference Shares	154,857	7,971
*,1	Hanssem Co. Ltd.	129,903	7,933
*,1	Dawonsys Co. Ltd.	330,150	7,922
*,1	Paradise Co. Ltd.	615,929	7,851
*,1	SFA Engineering Corp.	273,121	7,817
*,1	Jusung Engineering Co. Ltd.	421,964	7,785
*,1	Chabiotech Co. Ltd.	547,916	7,731
	Com2uS Holdings Corp.	58,256	7,699
*	DL Holdings Co. Ltd.	162,394	7,674
*,1	ABLBio Inc.	325,066	7,667
[1]	Innox Advanced Materials Co. Ltd.	175,207	7,511
*,1	HDC Hyundai Development Co-Engineering & Construction	607,623	7,487
*,1	Naturecell Co. Ltd.	592,592	7,464

		Shares	Market Value ($000)
	Daeduck Electronics Co. Ltd.	394,156	7,422
*,1	Helixmith Co. Ltd.	424,475	7,316
*,1	Hanall Biopharma Co. Ltd.	492,712	7,293
[1]	Eugene Technology Co. Ltd.	178,060	7,240
*	NHN Corp.	247,659	7,143
*	SK Networks Co. Ltd.	1,850,632	7,008
*,1	Hanmi Science Co. Ltd.	184,607	6,941
*,1	Creative & Innovative System	545,430	6,912
*,1	Green Cross Holdings Corp.	367,789	6,830
*	LIG Nex1 Co. Ltd.	138,120	6,775
	Mcnex Co. Ltd.	154,798	6,756
*,1	NICE Information Service Co. Ltd.	427,228	6,733
*,1	IS Dongseo Co. Ltd.	168,126	6,690
*,1	Hana Tour Service Inc.	114,654	6,661
*	Asiana Airlines Inc.	440,179	6,641
*,1	Daewoong Pharmaceutical Co. Ltd.	60,075	6,618
	Hyundai Autoever Corp.	58,958	6,595
*,1	Poongsan Corp.	262,425	6,580
[1]	MegaStudyEdu Co. Ltd.	94,980	6,557
*	Next Science Co. Ltd.	490,202	6,478
*,1	Zinus Inc.	115,464	6,465
*,1	Ottogi Corp.	17,655	6,439
[1]	RFHIC Corp.	246,420	6,346
[1]	PI Advanced Materials Co. Ltd.	182,194	6,304
*,1	Seoul Semiconductor Co. Ltd.	495,680	6,264
*,1	Kolmar Korea Co. Ltd.	212,442	6,224
*	GC Cell Corp.	105,862	6,205
*,1	Kumho Tire Co. Inc.	1,815,369	6,146
[1]	Tokai Carbon Korea Co. Ltd.	56,509	6,139
*,1	Doosan Co. Ltd.	74,965	6,138
	Innocean Worldwide Inc.	146,157	6,082
*,1	Duk San Neolux Co. Ltd.	165,518	6,006
[1]	YG Entertainment Inc.	142,363	5,968
*	Pharmicell Co. Ltd.	694,271	5,958
*,1	Cosmax Inc.	98,164	5,948
*,1	GemVax & Kael Co. Ltd.	478,030	5,941
*,1	Taekwang Industrial Co. Ltd.	7,059	5,921
[1]	LX International Corp.	287,045	5,887
	Ecopro HN Co. Ltd.	143,303	5,869
*,1	Medytox Inc.	60,077	5,850
	LOTTE Reit Co. Ltd.	1,345,482	5,804
	JR Global REIT	1,336,294	5,802
*,1	NEPES Corp.	216,706	5,769
*	Vidente Co. Ltd.	459,153	5,765
*,1	SFA Semicon Co. Ltd.	1,023,047	5,737
*	Hanwha Investment & Securities Co. Ltd.	1,397,077	5,725
	KCC Glass Corp.	115,230	5,685
*,1	NHN KCP Corp.	278,496	5,659
*	Amorepacific Corp. Preference Shares	94,916	5,625
*,1	CJ CGV Co. Ltd.	309,589	5,624
*,1	Park Systems Corp.	55,205	5,609
*,1	Sebang Global Battery Co. Ltd.	106,708	5,571
*	Hyosung Chemical Corp.	27,469	5,511
[1]	Partron Co. Ltd.	501,298	5,497
*	Samyang Holdings Corp.	75,108	5,495
*,1	Daewoong Co. Ltd.	267,471	5,488
*	Lotte Chilsung Beverage Co. Ltd.	44,227	5,484
[1]	BH Co. Ltd.	298,642	5,436

		Shares	Market Value ($000)
*,1	DoubleUGames Co. Ltd.	128,097	5,411
	Hyundai Construction Equipment Co. Ltd.	164,461	5,391
[1]	S&S Tech Corp.	199,859	5,386
*	Samwha Capacitor Co. Ltd.	97,641	5,378
*	Handsome Co. Ltd.	187,611	5,299
*	GOLFZON Co. Ltd.	39,380	5,295
*	TY Holdings Co. Ltd.	269,158	5,285
*,1	NKMax Co. Ltd.	341,878	5,258
*	Daishin Securities Co. Ltd.	372,579	5,231
*	Daou Technology Inc.	304,538	5,211
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	40,095	5,209
*	Eoflow Co. Ltd.	278,314	5,202
	PharmaResearch Co. Ltd.	80,569	5,144
	Sam Chun Dang Pharm Co. Ltd.	175,286	5,140
*	UniTest Inc.	202,946	5,122
*,1	Studio Dragon Corp.	79,646	5,102
*,1	Amicogen Inc.	227,551	5,015
*,1	MedPacto Inc.	168,709	5,001
*,1	Lotte Tour Development Co. Ltd.	394,669	4,990
*,1	Ahnlab Inc.	77,044	4,974
*,1	iNtRON Biotechnology Inc.	331,610	4,941
*,1	SK Discovery Co. Ltd.	149,506	4,937
*,1	Tesna Inc.	121,285	4,812
*	HJ Shipbuilding & Construction Co. Ltd.	811,385	4,799
	Korea Electric Terminal Co. Ltd.	87,791	4,775
*	Daesang Corp.	255,239	4,748
	INTOPS Co. Ltd.	143,096	4,736
[1]	Hansae Co. Ltd.	225,186	4,729
*,1,3	Taihan Electric Wire Co. Ltd.	3,172,664	4,724
*,1	Korea Petrochemical Ind Co. Ltd.	37,028	4,675
*,1	Huchems Fine Chemical Corp.	256,158	4,576
*,1	DongKook Pharmaceutical Co. Ltd.	271,988	4,574
	SK Telecom Co. Ltd. ADR	173,554	4,554
*,1	Yungjin Pharmaceutical Co. Ltd.	1,145,473	4,514
*,1	SL Corp.	200,816	4,511
*	Korea United Pharm Inc.	115,149	4,438
[1]	Bukwang Pharmaceutical Co. Ltd.	491,933	4,410
*	Daishin Securities Co. Ltd. Preference Shares	358,018	4,386
*	Hyundai Electric & Energy System Co. Ltd.	294,421	4,383
	L&C Bio Co. Ltd.	163,873	4,383
*,1	Seojin System Co. Ltd.	132,150	4,378
*	Hanjin Transportation Co. Ltd.	188,381	4,373
*	LX Holdings Corp.	521,471	4,128
[1]	TES Co. Ltd.	193,754	4,124
*,1	Cellivery Therapeutics Inc.	151,602	4,098
*,1	HK inno N Corp.	121,831	4,092
*,1	Webzen Inc.	211,730	3,961
*,1	Hyundai Greenfood Co. Ltd.	614,117	3,946
*	Dentium Co. Ltd.	83,314	3,933
*,1	Ananti Inc.	532,537	3,928
*	DIO Corp.	135,366	3,904
[1]	Sangsangin Co. Ltd.	499,798	3,864
	ESR Kendall Square REIT Co. Ltd.	790,787	3,826
*,1	Binex Co. Ltd.	313,900	3,796
*,1	Ace Technologies Corp.	386,370	3,771
	LX Hausys Ltd.	80,792	3,766
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	3,756
*	Hyosung Heavy Industries Corp.	84,344	3,751

		Shares	Market Value ($000)
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	129,238	3,739
*,1	Komipharm International Co. Ltd.	484,923	3,733
*	Korea Line Corp.	2,028,510	3,673
*	Hancom Inc.	204,172	3,657
	KB Financial Group Inc. ADR	73,059	3,638
*	Hankook & Co. Co. Ltd.	329,388	3,593
*,1	Boryung Pharmaceutical Co. Ltd.	351,226	3,561
*,1	Neowiz	158,976	3,500
[1]	KH Vatec Co. Ltd.	182,406	3,494
*,1	Insun ENT Co. Ltd.	373,794	3,493
	Lutronic Corp.	224,886	3,490
*,1	Young Poong Corp.	6,643	3,441
[1]	ITM Semiconductor Co. Ltd.	105,176	3,434
[1]	Hanil Cement Co. Ltd.	217,136	3,384
	SNT Motiv Co. Ltd.	91,775	3,378
*	Hyundai Home Shopping Network Corp.	66,559	3,351
*,1	HLB Therapeutics Co. Ltd.	308,701	3,330
*,1	Modetour Network Inc.	185,816	3,307
*,1	Daea TI Co. Ltd.	800,898	3,271
*,1	CrystalGenomics Inc.	758,369	3,268
*,1	Advanced Process Systems Corp.	170,112	3,257
*,1	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	3,236
*,1	Enzychem Lifesciences Corp.	82,216	3,218
*	Korea Real Estate Investment & Trust Co. Ltd.	1,639,871	3,217
*,1	Grand Korea Leisure Co. Ltd.	285,036	3,205
*	Songwon Industrial Co. Ltd.	193,968	3,201
*,1	Ilyang Pharmaceutical Co. Ltd.	168,671	3,191
[1]	Shinsegae International Inc.	31,503	3,175
*	SK Gas Ltd.	31,702	3,096
*	NICE Holdings Co. Ltd.	218,629	3,085
*	LF Corp.	232,869	3,071
[1]	Posco ICT Co. Ltd.	615,367	3,069
*	OliX Pharmaceuticals Inc.	125,126	3,066
*,1	JW Pharmaceutical Corp.	187,125	3,032
	Huons Co. Ltd.	82,573	3,009
*,1	ENF Technology Co. Ltd.	115,160	2,994
*	Youlchon Chemical Co. Ltd.	157,587	2,965
*	Harim Holdings Co. Ltd.	392,025	2,945
*	Orion Holdings Corp.	248,639	2,926
*,1	Medipost Co. Ltd.	195,484	2,918
*,1	Dongwon Industries Co. Ltd.	15,876	2,916
*	SK Securities Co. Ltd.	3,951,073	2,897
*,1	Interpark Corp.	789,537	2,889
*	Halla Holdings Corp.	84,866	2,878
*	Vieworks Co. Ltd.	83,129	2,870
	Dong-A Socio Holdings Co. Ltd.	34,233	2,849
*,1	Solid Inc.	587,150	2,833
*	Inscobee Inc.	1,232,262	2,813
*	HDC Holdings Co. Ltd.	464,161	2,794
*	Dong-A ST Co. Ltd.	51,072	2,794
*	Shinsung E&G Co. Ltd.	1,885,344	2,779
*	Mirae Asset Life Insurance Co. Ltd.	887,668	2,746
*,1	Cafe24 Corp.	149,336	2,662
*	KUMHOE&C Co. Ltd.	314,195	2,654
*	Hanwha General Insurance Co. Ltd.	891,979	2,648
*	Eyegene Inc.	229,650	2,647
*,1	Cellid Co. Ltd.	83,905	2,633
*	Tongyang Inc.	2,409,270	2,626

		Shares	Market Value ($000)
*,1	LOTTE Himart Co. Ltd.	147,046	2,615
*	Sungwoo Hitech Co. Ltd.	604,616	2,596
*	Binggrae Co. Ltd.	57,981	2,579
*	Yuanta Securities Korea Co. Ltd.	879,876	2,579
	Nature Holdings Co. Ltd.	109,265	2,560
*	Taeyoung Engineering & Construction Co. Ltd.	287,481	2,512
*,1	Samsung Pharmaceutical Co. Ltd.	721,503	2,481
*	Youngone Holdings Co. Ltd.	60,173	2,461
*	Kwang Dong Pharmaceutical Co. Ltd.	434,519	2,403
*	HS Industries Co. Ltd.	577,669	2,403
*,1	Cuckoo Homesys Co. Ltd.	82,593	2,394
*,1,3	SillaJen Inc.	887,353	2,355
*,1	OptoElectronics Solutions Co. Ltd.	96,861	2,344
	i-SENS Inc.	99,344	2,323
*	InBody Co. Ltd.	132,332	2,291
*	KTB Investment & Securities Co. Ltd.	549,043	2,287
*	Chongkundang Holdings Corp.	39,812	2,275
*	KC Tech Co. Ltd.	131,583	2,232
[1]	Seobu T&D	295,115	2,202
*,1	Nexen Tire Corp.	417,313	2,189
*	Samyang Corp.	41,631	2,160
*	KH FEELUX Co. Ltd.	1,235,203	2,154
*	Tongyang Life Insurance Co. Ltd.	420,958	2,100
*	Aprogen pharmaceuticals Inc.	3,377,804	2,099
*,1	Dongwon F&B Co. Ltd.	13,754	2,070
*,1	STCUBE	315,345	2,062
*	Kolon Corp.	80,912	2,050
[1]	Shinhan Financial Group Co. Ltd. ADR	63,789	2,047
*	Jeil Pharmaceutical Co. Ltd.	86,660	1,989
*	Eutilex Co. Ltd.	120,144	1,941
*	Interflex Co. Ltd.	144,239	1,936
[1]	Huons Global Co. Ltd.	71,505	1,932
*	Sambu Engineering & Construction Co. Ltd.	1,486,923	1,918
*,1	Toptec Co. Ltd.	272,405	1,913
*	Seah Besteel Corp.	150,066	1,910
*	KISWIRE Ltd.	114,670	1,902
[1]	Maeil Dairies Co. Ltd.	33,318	1,884
*,1,3	S-MAC Co. Ltd.	2,945,128	1,856
	iMarketKorea Inc.	223,546	1,814
*	Peptron Inc.	241,087	1,813
	Hansol Paper Co. Ltd.	184,726	1,804
*	Hansol Technics Co. Ltd.	330,902	1,801
*	Namyang Dairy Products Co. Ltd.	5,650	1,771
*,1	Samchully Co. Ltd.	22,427	1,766
*	NS Shopping Co. Ltd.	177,406	1,751
*	Namhae Chemical Corp.	234,033	1,744
	Daeduck Co. Ltd.	282,865	1,711
*,1	Telcon RF Pharmaceutical Inc.	919,001	1,685
*	Soulbrain Holdings Co. Ltd.	68,087	1,669
	LG HelloVision Co. Ltd.	425,597	1,664
*	CJ CheilJedang Corp. Preference Shares	12,942	1,641
	KISCO Corp.	251,497	1,594
*	E1 Corp.	41,656	1,567
*	Lock&Lock Co. Ltd.	184,572	1,563
*	Korea Asset In Trust Co. Ltd.	519,283	1,558
*,1	Anterogen Co. Ltd.	69,254	1,552
*	AbClon Inc.	126,960	1,478
*	Wonik Holdings Co. Ltd.	372,887	1,453

		Shares	Market Value ($000)
*	ICD Co. Ltd.	158,342	1,445
*	SPC Samlip Co. Ltd.	24,566	1,440
*,1	Lotte Confectionery Co. Ltd.	14,725	1,438
*	Eugene Investment & Securities Co. Ltd.	571,530	1,436
	Samsung SDI Co. Ltd. Preference Shares	5,302	1,381
*	KC Co. Ltd.	86,219	1,366
*	Dongsung Pharmaceutical Co. Ltd.	194,596	1,313
*,1	Namsun Aluminum Co. Ltd.	716,551	1,291
*	Hankook Shell Oil Co. Ltd.	6,264	1,274
*	Kolmar Korea Holdings Co. Ltd.	86,871	1,270
*,1	BGF Co. Ltd.	325,638	1,267
*	CJ Freshway Corp.	47,890	1,240
*	Byucksan Corp.	446,576	1,209
*	Dae Han Flour Mills Co. Ltd.	9,985	1,207
[1]	Woongjin Thinkbig Co. Ltd.	505,235	1,201
*	Able C&C Co. Ltd.	260,162	1,198
*	KT Skylife Co. Ltd.	175,300	1,193
*	Aekyung Industrial Co. Ltd.	85,731	1,163
*	Cuckoo Holdings Co. Ltd.	79,060	1,142
*	Hyundai Livart Furniture Co. Ltd.	102,947	1,138
*	Lotte Food Co. Ltd.	4,288	1,137
*	Sung Kwang Bend Co. Ltd.	164,938	1,108
*	SCM Lifescience Co. Ltd.	85,596	1,084
	Humedix Co. Ltd.	63,493	1,073
*	Kyobo Securities Co. Ltd.	162,374	1,070
	TK Corp.	122,189	1,068
*,3	Y2 Solution Co. Ltd.	1,046,564	1,059
*	HYUNDAI Corp.	79,528	1,047
*,1	F&F Holdings Co. Ltd.	46,269	1,021
*	Muhak Co. Ltd.	145,636	959
*	Coreana Cosmetics Co. Ltd.	317,936	937
*	Homecast Co. Ltd.	297,007	917
*	CUROCOM Co. Ltd.	1,051,364	907
	SNT Dynamics Co. Ltd.	133,001	890
*	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	888
*	DB Financial Investment Co. Ltd.	161,159	874
*	Sam Young Electronics Co. Ltd.	95,857	865
*	Eusu Holdings Co. Ltd.	181,342	838
	Hanil Holdings Co. Ltd.	80,173	828
	Dae Hwa Pharmaceutical Co. Ltd.	118,653	811
*	Hansol Holdings Co. Ltd.	304,870	805
*	AK Holdings Inc.	55,704	793
*	Doosan Heavy Industries & Construction Co. Ltd. Rights Exp. 2/11/22	492,236	694
*	Cell Biotech Co. Ltd.	47,388	605
	Daekyo Co. Ltd.	202,648	600
*	Hyundai Bioland Co. Ltd.	44,003	559
*	Sindoh Co. Ltd.	17,668	468
*,3	CNK International Co. Ltd.	259,916	—
*,1	Enzychem Lifesciences Corp. Rights Exp. 2/22/22	50,023	—
			14,018,688
Spain (1.4%)
	Iberdrola SA	76,653,666	878,839
	Banco Santander SA	222,444,394	780,024
	Banco Bilbao Vizcaya Argentaria SA	86,523,849	552,423
	Industria de Diseno Textil SA	13,646,378	413,886
*	Amadeus IT Group SA	5,536,199	380,670
[2]	Cellnex Telecom SA	7,903,967	358,410
	Telefonica SA	67,013,346	312,387

		Shares	Market Value ($000)
	Repsol SA	16,875,763	214,450
	CaixaBank SA	57,339,879	184,484
	Ferrovial SA	6,283,096	174,598
*,2	Aena SME SA	917,566	148,263
[1]	Naturgy Energy Group SA	3,865,880	122,403
	Red Electrica Corp. SA	5,631,007	113,511
	Endesa SA	4,137,704	92,637
	ACS Actividades de Construccion y Servicios SA	2,904,642	73,332
[1]	Grifols SA	4,142,469	73,050
[1]	Enagas SA	3,259,010	70,467
*	Siemens Gamesa Renewable Energy SA	2,924,792	63,286
*	Banco de Sabadell SA	73,077,103	56,836
	Bankinter SA	9,057,425	53,115
	Acciona SA	299,284	52,131
	Merlin Properties Socimi SA	4,452,207	50,330
	Fluidra SA	1,460,408	46,502
	Inmobiliaria Colonial Socimi SA	4,481,636	39,575
	Acerinox SA	2,781,622	35,447
	Viscofan SA	533,228	32,334
	Mapfre SA	13,526,723	29,377
	Grupo Catalana Occidente SA	674,960	22,764
	Laboratorios Farmaceuticos Rovi SA	288,192	21,160
	CIE Automotive SA	710,604	20,641
	Zardoya Otis SA	2,303,172	18,264
[2]	Unicaja Banco SA	16,620,413	17,037
	Ebro Foods SA	915,594	16,967
	Cia de Distribucion Integral Logista Holdings SA	828,733	16,767
*	Indra Sistemas SA	1,615,855	16,464
	Applus Services SA	1,844,712	16,255
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,753,374	15,713
*	Iberdrola SA	1,288,134	14,703
*	Solaria Energia y Medio Ambiente SA	779,058	13,614
	Faes Farma SA	3,512,657	13,540
	Almirall SA	1,007,665	12,970
	Sacyr SA	4,980,588	12,451
*	Corp. ACCIONA Energias Renovables SA	377,476	11,512
	Pharma Mar SA	176,517	11,110
*	Melia Hotels International SA	1,352,513	10,250
[2]	Gestamp Automocion SA	2,241,612	10,099
*	Mediaset Espana Comunicacion SA	1,935,737	9,064
	Construcciones y Auxiliar de Ferrocarriles SA	225,530	8,926
	Prosegur Cia de Seguridad SA	3,375,298	8,409
[2]	Global Dominion Access SA	1,403,251	6,931
*,2	Neinor Homes SA	567,764	6,912
[2]	Aedas Homes SA	241,004	6,563
	Lar Espana Real Estate Socimi SA	983,108	5,943
	Fomento de Construcciones y Contratas SA	453,140	5,460
*	Ence Energia y Celulosa SA	1,712,632	4,595
	Atresmedia Corp. de Medios de Comunicacion SA	1,133,031	4,406
[2]	Metrovacesa SA	511,256	3,783
*	Distribuidora Internacional de Alimentacion SA	203,631,426	3,581
[2]	Prosegur Cash SA	4,598,916	3,374
*,1	Tecnicas Reunidas SA	369,855	3,316
	Grifols SA Preference Shares Class B	276,766	3,210
*	ACS Actividades de Construccion y Servicios SA	59,391	1,487
*,1	NH Hotel Group SA	261,569	944
*	Faes Farma SA	184,876	712
*	Sacyr SA	110,679	275

		Shares	Market Value ($000)
	Banco Santander SA (XMEX)	4	—
*,1,3	Let's GOWEX SA	155,449	—
			5,782,939
Sweden (2.4%)
	Investor AB Class B	25,489,187	553,419
	Telefonaktiebolaget LM Ericsson Class B	39,265,804	490,277
	Atlas Copco AB Class A	8,219,528	486,482
	Volvo AB Class B	21,324,072	481,208
	Sandvik AB	13,978,952	368,129
	Assa Abloy AB Class B	11,887,129	325,495
	Hexagon AB Class B	24,130,185	325,470
[2]	Evolution AB	2,097,483	260,963
	Swedbank AB Class A	13,036,787	255,237
	Atlas Copco AB Class B	4,884,810	249,823
	Skandinaviska Enskilda Banken AB Class A	18,865,386	243,870
	H & M Hennes & Mauritz AB Class B	11,381,645	226,618
	Essity AB Class B	7,910,709	223,006
	Svenska Handelsbanken AB Class A	18,797,967	200,340
	Epiroc AB Class A	8,165,951	174,254
	Swedish Match AB	20,067,231	155,266
	Nibe Industrier AB Class B	15,559,887	147,890
	Boliden AB	3,563,297	144,287
	EQT AB	3,672,450	143,911
	Svenska Cellulosa AB SCA Class B	7,970,657	138,798
	Alfa Laval AB	4,089,681	138,154
	Telia Co. AB	33,399,557	131,641
	Investor AB Class A	5,116,824	116,404
	Skanska AB Class B	4,667,391	114,271
	Getinge AB Class B	2,910,960	113,806
	SKF AB Class B	4,999,361	109,597
	Lundin Energy AB	2,467,070	100,331
*	Kinnevik AB Class B	3,310,612	98,950
	Tele2 AB Class B	6,535,791	95,096
	Indutrade AB	3,674,114	91,404
	Industrivarden AB Class A	2,863,713	90,527
	Epiroc AB Class B	4,826,574	87,355
*	Fastighets AB Balder Class B	1,312,276	86,937
[1]	Castellum AB	3,626,357	85,414
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	13,789,605	83,167
	Trelleborg AB Class B	3,179,412	80,054
	Husqvarna AB Class B	5,619,650	78,135
	Industrivarden AB Class C	2,327,347	72,289
*,2	Sinch AB	6,942,614	71,377
	Lifco AB Class B	2,971,048	69,642
[2]	Thule Group AB	1,371,294	66,187
	Sagax AB Class B	2,248,599	65,637
	Electrolux AB Class B	2,985,161	62,113
	Holmen AB Class B	1,254,600	60,936
	Investment AB Latour Class B	1,861,581	57,921
	Beijer Ref AB Class B	3,184,977	55,591
	Fabege AB	3,472,653	51,812
	Avanza Bank Holding AB	1,620,546	51,272
	L E Lundbergforetagen AB Class B	954,567	48,775
	Securitas AB Class B	4,030,568	48,682
	Elekta AB Class B	4,662,403	47,716
[2]	Dometic Group AB	4,186,318	46,373
	AddTech AB Class B	2,458,828	45,485
*	Swedish Orphan Biovitrum AB	2,309,566	45,402

		Shares	Market Value ($000)
	AAK AB	2,308,972	43,250
*,1	SSAB AB Class B	7,742,891	40,314
	Hexpol AB	3,296,668	39,335
*	Nordic Entertainment Group AB Class B	997,219	38,609
	Vitrolife AB	915,120	37,632
	Wihlborgs Fastigheter AB	1,795,731	37,126
	BillerudKorsnas AB	2,305,824	36,663
	Sweco AB Class B	2,600,482	36,557
	Nyfosa AB	2,345,861	36,518
	Axfood AB	1,364,092	34,748
	Nordnet AB publ	2,215,067	34,522
	Wallenstam AB Class B	2,193,360	34,520
	JM AB	889,992	33,710
[2]	Bravida Holding AB	2,672,412	31,977
	Intrum AB	1,022,154	30,772
	Peab AB Class B	2,697,212	30,317
	Arjo AB Class B	2,896,628	28,949
	MIPS AB	289,742	28,807
	Saab AB Class B	1,211,780	28,736
	AFRY AB	1,280,800	28,726
*	Sectra AB Class B	1,689,382	27,827
	Lindab International AB	905,897	26,299
	Corem Property Group AB Class B	8,874,801	25,473
	Loomis AB Class B	985,882	25,315
	Bure Equity AB	703,426	24,271
	Nolato AB Class B	2,310,494	23,676
*	SSAB AB Class A	3,820,675	22,620
	Instalco AB	3,079,815	22,388
	Hufvudstaden AB Class A	1,517,394	21,671
	NCC AB Class B	1,299,547	21,484
	Medicover AB Class B	723,061	21,428
*	Electrolux Professional AB Class B	3,030,776	21,165
	Volvo AB Class A	918,330	21,006
	Catena AB	351,897	19,975
	HMS Networks AB	369,565	19,328
*	Cint Group AB	1,431,742	19,041
*	Modern Times Group MTG AB Class B	1,400,406	18,743
	Mycronic AB	908,854	18,596
	Granges AB	1,389,388	17,231
*	Pandox AB Class B	1,184,196	17,216
	Biotage AB	807,197	16,482
*,1,2	Boozt AB	864,160	16,242
	Bilia AB Class A	1,001,268	15,027
	Troax Group AB	421,688	14,773
	Vitec Software Group AB Class B	318,284	14,319
	Concentric AB	483,058	13,670
	Ratos AB Class B	2,530,800	13,285
	Atrium Ljungberg AB Class B	588,889	12,746
	Dios Fastigheter AB	1,017,674	11,329
[2]	Munters Group AB	1,595,603	11,269
	Svenska Handelsbanken AB Class B	869,732	10,539
*,1	BHG Group AB	1,013,069	9,711
*	VNV Global AB	1,093,317	9,454
[2]	Resurs Holding AB	2,156,558	8,851
*	Betsson AB Class B	1,568,136	8,774
	Systemair AB	912,910	8,712
	Bonava AB Class B	990,166	8,569
*,1	SAS AB	48,214,744	8,147

		Shares	Market Value ($000)
*	Mekonomen AB	541,631	7,995
*,1,2	Scandic Hotels Group AB	1,876,660	7,918
	Nobia AB	1,446,075	7,902
	Platzer Fastigheter Holding AB Class B	585,020	7,739
	SkiStar AB	493,440	7,598
*	BICO Group AB Class B	354,483	7,078
	Investment AB Oresund	422,877	6,503
	Cloetta AB Class B	2,437,632	6,451
	Clas Ohlson AB Class B	488,300	5,918
*	Movida Participacoes SA	1,815,992	5,636
	Sagax AB	1,586,388	5,384
*	Hemnet Group AB	286,338	5,164
	INVISIO AB	371,420	4,776
	Samhallsbyggnadsbolaget i Norden AB	1,447,208	4,731
	Corem Property Group AB Preference Shares	138,518	4,723
*,1	Hansa Biopharma AB	561,532	4,478
*,2	Attendo AB	1,245,030	4,388
	Fagerhult AB	657,478	4,099
	Telefonaktiebolaget LM Ericsson Class A	295,907	3,671
*	Collector AB	923,156	3,620
*	Karo Pharma AB	510,083	3,274
*	Camurus AB	191,857	2,750
*	Solid Forsakring AB	215,655	1,234
[1]	NCC AB Class A	58,909	974
[1]	Skandinaviska Enskilda Banken AB Class C	67,449	943
*,1,2	Oncopeptides AB	664,353	697
	Bonava AB	73,624	633
	Svenska Cellulosa AB SCA Class A	35,626	620
*,3	OW Bunker A/S	129,331	—
			9,728,533
Switzerland (5.6%)
	Nestle SA (Registered)	35,768,687	4,619,110
	Roche Holding AG	8,946,188	3,462,169
	Novartis AG (Registered)	26,882,483	2,335,807
	Cie Financiere Richemont SA (Registered)	6,633,328	964,047
	Zurich Insurance Group AG	1,929,438	922,866
	ABB Ltd. (Registered)	21,678,154	751,621
	Lonza Group AG (Registered)	962,212	663,389
	Sika AG (Registered)	1,840,206	643,841
	Givaudan SA (Registered)	119,829	496,443
	Alcon Inc.	5,974,411	460,679
	Swiss Re AG	3,750,667	408,665
	Partners Group Holding AG	291,459	406,352
*	Holcim Ltd.	5,732,458	310,707
	Geberit AG (Registered)	453,105	307,853
	Credit Suisse Group AG (Registered)	31,172,965	296,312
	Swiss Life Holding AG (Registered)	404,544	260,369
	Sonova Holding AG (Registered)	691,853	246,466
	SGS SA (Registered)	76,594	218,413
	Straumann Holding AG (Registered)	131,157	217,338
	Swisscom AG (Registered)	330,519	188,917
	Kuehne + Nagel International AG (Registered)	650,053	183,567
	Julius Baer Group Ltd.	2,786,484	182,096
	Roche Holding AG (Bearer)	407,619	167,856
	Logitech International SA (Registered)	1,921,787	161,487
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,401	161,446
	Chocoladefabriken Lindt & Spruengli AG	13,131	152,390
[2]	VAT Group AG	334,746	136,512

		Shares	Market Value ($000)
	Schindler Holding AG	537,994	135,028
[1]	Vifor Pharma AG	672,522	119,135
	Swatch Group AG	390,960	114,052
	Barry Callebaut AG (Registered)	46,574	106,917
	Baloise Holding AG (Registered)	590,558	103,452
*	SIG Combibloc Group AG	4,389,896	101,994
	Swiss Prime Site AG (Registered)	995,343	98,416
	Adecco Group AG (Registered)	2,062,573	98,247
	Temenos AG (Registered)	783,265	93,886
	EMS-Chemie Holding AG (Registered)	92,279	93,339
	Tecan Group AG (Registered)	164,077	79,776
	Georg Fischer AG (Registered)	53,898	78,816
*	Holcim Ltd. (XPAR)	1,401,544	75,641
	PSP Swiss Property AG (Registered)	562,167	68,165
	Belimo Holding AG (Registered)	121,154	66,904
*	Clariant AG (Registered)	2,988,819	63,348
	Schindler Holding AG (Registered)	236,691	59,379
	Helvetia Holding AG (Registered)	460,148	57,857
*	ams-OSRAM AG	3,200,681	53,814
	Bachem Holding AG (Registered) Class B	80,581	48,068
[2]	Galenica AG	656,254	46,347
*	Flughafen Zurich AG (Registered)	247,736	45,835
	Allreal Holding AG (Registered)	196,950	42,734
*	Siegfried Holding AG (Registered)	52,483	42,491
*	Dufry AG (Registered)	814,974	42,234
	Bucher Industries AG (Registered)	85,548	39,389
	Daetwyler Holding AG	97,595	38,321
	DKSH Holding AG	472,817	37,910
*,1	Idorsia Ltd.	1,544,289	35,972
[1]	Stadler Rail AG	699,916	33,307
	SFS Group AG	223,963	32,676
*	Mobimo Holding AG (Registered)	97,731	31,981
	Inficon Holding AG (Registered)	25,901	31,637
	Comet Holding AG (Registered)	98,176	31,320
	Vontobel Holding AG (Registered)	375,694	31,138
	Banque Cantonale Vaudoise (Registered)	375,793	31,072
	Interroll Holding AG (Registered)	7,279	30,809
	Emmi AG (Registered)	25,410	28,519
	BKW AG	237,725	28,360
	Swatch Group AG (Registered)	490,611	27,540
	Cembra Money Bank AG	387,591	26,658
	Forbo Holding AG (Registered)	13,712	26,472
*	Softwareone Holding AG	1,343,598	26,399
	OC Oerlikon Corp. AG (Registered)	2,547,569	24,736
*	Zur Rose Group AG	98,793	24,184
	dormakaba Holding AG	39,875	22,832
	Huber + Suhner AG (Registered)	246,145	22,410
	Sulzer AG (Registered)	231,759	22,183
	Kardex Holding AG (Registered)	77,255	21,444
*	Landis+Gyr Group AG	321,910	21,232
	Bystronic AG	16,152	21,229
	Valiant Holding AG (Registered)	197,731	19,970
	Swissquote Group Holding SA (Registered)	115,103	19,581
	Burckhardt Compression Holding AG	40,773	19,285
*,2	PolyPeptide Group AG	191,017	19,044
*,2	Sensirion Holding AG	134,146	16,447
	Schweiter Technologies AG	12,296	16,310
	St. Galler Kantonalbank AG (Registered)	32,391	15,652

		Shares	Market Value ($000)
*	Komax Holding AG (Registered)	49,235	15,186
	VZ Holding AG	156,069	14,629
	LEM Holding SA (Registered)	5,748	14,382
*,1	Dottikon Es Holding AG (Registered)	57,425	14,357
	Arbonia AG	584,240	14,126
*,1	Meyer Burger Technology AG	35,388,045	13,696
*	Aryzta AG (XSWX)	11,326,675	13,003
	Bossard Holding AG (Registered) Class A	35,975	11,279
	Leonteq AG	155,318	11,166
*	ALSO Holding AG (Registered)	38,405	10,808
	Zehnder Group AG	116,092	10,626
*,2	Medmix AG	237,852	10,292
*,2	Medacta Group SA	79,874	10,235
	Vetropack Holding AG (Registered) Class A	173,030	10,040
*	Valora Holding AG (Registered)	46,892	9,115
*	IRB Brasil Resseguros SA	14,197,947	8,743
*	Bobst Group SA (Registered)	97,017	8,239
	Intershop Holding AG	12,336	8,147
*	Autoneum Holding AG	44,787	8,136
*,1	COSMO Pharmaceuticals NV	128,481	7,965
*	Rieter Holding AG (Registered)	37,336	7,547
*,1	Basilea Pharmaceutica AG (Registered)	155,160	7,536
	Ypsomed Holding AG (Registered)	37,453	7,001
*,2	Montana Aerospace AG	180,569	6,749
*	EFG International AG	844,932	6,472
	Bell Food Group AG (Registered)	20,017	6,076
*	Ascom Holding AG (Registered)	425,921	5,578
*	u-blox Holding AG	76,352	5,444
*	Implenia AG (Registered)	206,011	5,026
	VP Bank AG Class A	34,189	3,692
*,1	Swiss Steel Holding AG	9,189,760	3,149
	Hiag Immobilien Holding AG	30,264	3,091
*	APG SGA SA	9,104	1,866
*	Aryzta AG (XDUB)	809,932	646
			22,432,655
Taiwan (5.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	313,389,748	7,246,196
	MediaTek Inc.	19,322,239	767,464
	Hon Hai Precision Industry Co. Ltd.	155,795,135	582,507
	United Microelectronics Corp.	138,644,905	289,671
	Delta Electronics Inc.	28,273,649	278,932
	Fubon Financial Holding Co. Ltd.	91,875,691	253,532
	Cathay Financial Holding Co. Ltd.	108,086,283	250,711
	Formosa Plastics Corp.	63,704,724	244,274
	CTBC Financial Holding Co. Ltd.	237,700,922	238,963
	Nan Ya Plastics Corp.	73,860,133	233,232
	China Steel Corp.	161,515,247	197,664
	Mega Financial Holding Co. Ltd.	142,819,675	191,147
	Chunghwa Telecom Co. Ltd.	44,670,198	189,849
	E.Sun Financial Holding Co. Ltd.	166,852,243	175,460
	ASE Technology Holding Co. Ltd.	44,817,461	163,229
	Chailease Holding Co. Ltd.	17,325,636	158,917
	Uni-President Enterprises Corp.	63,124,979	154,717
	Evergreen Marine Corp. Taiwan Ltd.	34,544,779	146,564
	Yuanta Financial Holding Co. Ltd.	152,557,008	140,265
	China Development Financial Holding Corp.	204,112,115	136,157
	Novatek Microelectronics Corp.	7,441,121	130,861
	Formosa Chemicals & Fibre Corp.	44,890,437	128,682

		Shares	Market Value ($000)
	Unimicron Technology Corp.	16,687,661	125,103
	Taiwan Cooperative Financial Holding Co. Ltd.	129,187,138	123,950
	First Financial Holding Co. Ltd.	134,840,494	122,788
	Taiwan Cement Corp.	71,190,206	121,075
	Realtek Semiconductor Corp.	6,208,988	120,455
	Asustek Computer Inc.	9,197,511	120,244
	Quanta Computer Inc.	34,888,648	118,087
	Yageo Corp.	6,546,583	111,572
	Silergy Corp.	803,661	108,626
	Hua Nan Financial Holdings Co. Ltd.	130,812,718	103,650
	Taishin Financial Holding Co. Ltd.	142,467,792	101,884
	Largan Precision Co. Ltd.	1,339,346	99,252
	Hotai Motor Co. Ltd.	4,195,625	91,884
	SinoPac Financial Holdings Co. Ltd.	138,408,200	82,812
	Globalwafers Co. Ltd.	2,781,436	79,379
	Taiwan Mobile Co. Ltd.	21,830,541	78,468
	Advantech Co. Ltd.	5,376,894	74,525
	Shanghai Commercial & Savings Bank Ltd.	43,362,560	73,157
	Airtac International Group	2,013,008	70,675
	President Chain Store Corp.	7,388,379	70,567
	Pegatron Corp.	27,153,541	68,256
	Shin Kong Financial Holding Co. Ltd.	167,367,405	67,467
	Accton Technology Corp.	6,973,436	67,340
	Parade Technologies Ltd.	907,732	67,017
	Win Semiconductors Corp.	5,274,163	65,338
	Lite-On Technology Corp.	27,862,809	64,352
	E Ink Holdings Inc.	11,662,378	63,566
	Formosa Petrochemical Corp.	18,013,003	62,865
	AU Optronics Corp.	81,931,874	60,910
*	Yang Ming Marine Transport Corp.	15,625,962	57,877
	Eclat Textile Co. Ltd.	2,606,128	57,816
	Wan Hai Lines Ltd.	10,428,239	57,165
	Vanguard International Semiconductor Corp.	11,775,461	56,804
	Chang Hwa Commercial Bank Ltd.	87,463,035	55,983
	Far Eastern New Century Corp.	52,721,493	55,230
	Sino-American Silicon Products Inc.	6,915,540	54,130
	Catcher Technology Co. Ltd.	9,602,062	54,106
	eMemory Technology Inc.	903,253	52,732
	Far EasTone Telecommunications Co. Ltd.	21,329,902	49,994
	Asia Cement Corp.	31,095,955	49,821
	Micro-Star International Co. Ltd.	8,903,460	49,800
	Compal Electronics Inc.	54,271,652	49,631
	ASPEED Technology Inc.	438,873	49,318
	Feng TAY Enterprise Co. Ltd.	5,836,873	47,869
	Nan Ya Printed Circuit Board Corp.	2,723,556	47,827
	Ruentex Development Co. Ltd.	20,530,183	47,805
	Giant Manufacturing Co. Ltd.	3,897,958	45,147
	Synnex Technology International Corp.	17,979,184	44,277
	Wistron Corp.	38,697,524	43,986
	Winbond Electronics Corp.	37,961,469	42,369
	Pou Chen Corp.	35,973,366	41,823
	Chroma ATE Inc.	5,201,121	40,542
	Wiwynn Corp.	1,095,000	40,141
	Innolux Corp.	63,053,515	39,605
	Walsin Lihwa Corp.	41,288,176	39,178
	WPG Holdings Ltd.	19,760,420	38,957
	Acer Inc.	37,431,771	38,820
	Inventec Corp.	40,781,836	37,407

		Shares	Market Value ($000)
	Elite Material Co. Ltd.	3,827,298	37,318
	Macronix International Co. Ltd.	23,522,546	35,874
*	Walsin Technology Corp.	6,404,615	35,742
	Hiwin Technologies Corp.	3,629,528	35,142
	Voltronic Power Technology Corp.	669,425	34,499
	Phison Electronics Corp.	2,062,894	34,191
	Powertech Technology Inc.	9,525,231	33,950
	Merida Industry Co. Ltd.	3,191,004	33,675
	Gigabyte Technology Co. Ltd.	6,489,160	33,484
*	Oneness Biotech Co. Ltd.	3,844,000	33,241
*	TA Chen Stainless Pipe	20,197,537	32,621
	Foxconn Technology Co. Ltd.	14,576,233	32,109
	Cheng Shin Rubber Industry Co. Ltd.	24,532,063	30,840
	Tripod Technology Corp.	6,573,270	30,687
	Alchip Technologies Ltd.	878,520	30,478
*	China Airlines Ltd.	34,640,442	30,186
	Taiwan High Speed Rail Corp.	28,852,487	29,721
	Lien Hwa Industrial Holdings Corp.	13,326,642	29,532
	ASMedia Technology Inc.	504,775	29,106
	Zhen Ding Technology Holding Ltd.	8,408,214	28,984
	Nanya Technology Corp.	10,723,186	28,486
*	ENNOSTAR Inc.	8,451,763	28,006
*	Eva Airways Corp.	31,344,943	27,982
	Teco Electric & Machinery Co. Ltd.	25,496,034	27,276
	Chicony Electronics Co. Ltd.	8,389,280	26,918
	Sinbon Electronics Co. Ltd.	2,755,391	26,799
	Simplo Technology Co. Ltd.	2,342,139	26,785
	Taiwan Business Bank	70,921,759	26,453
	Kinsus Interconnect Technology Corp.	3,482,758	26,337
	Nien Made Enterprise Co. Ltd.	1,826,202	25,759
	momo.com Inc.	605,841	24,756
	Lotes Co. Ltd.	941,897	24,755
[1]	United Microelectronics Corp. ADR	2,515,655	24,729
	Taiwan Fertilizer Co. Ltd.	10,167,225	24,718
	Ruentex Industries Ltd.	7,113,681	24,618
	King Yuan Electronics Co. Ltd.	14,827,721	24,579
	AU Optronics Corp. ADR	3,392,329	24,323
	AP Memory Technology Corp.	1,567,146	23,301
	ITEQ Corp.	4,989,177	22,934
	Highwealth Construction Corp.	13,541,803	22,908
	Makalot Industrial Co. Ltd.	2,713,187	22,854
	Compeq Manufacturing Co. Ltd.	14,724,494	22,800
	Radiant Opto-Electronics Corp.	6,108,517	22,614
	Elan Microelectronics Corp.	3,801,344	22,568
*	HTC Corp.	9,489,079	22,461
*	China Petrochemical Development Corp.	48,046,204	21,383
	Faraday Technology Corp.	2,783,786	20,927
	Chipbond Technology Corp.	8,367,255	20,869
	YFY Inc.	17,259,047	20,769
	Global Unichip Corp.	1,176,525	20,658
	IBF Financial Holdings Co. Ltd.	35,440,105	20,550
	Taichung Commercial Bank Co. Ltd.	42,041,976	20,223
	Chunghwa Telecom Co. Ltd. ADR	461,998	20,055
	Tong Hsing Electronic Industries Ltd.	2,014,876	19,832
	Qisda Corp.	18,305,660	19,818
	Wafer Works Corp.	6,913,312	19,791
	King's Town Bank Co. Ltd.	13,297,696	19,569
	Tung Ho Steel Enterprise Corp.	7,907,069	19,522

		Shares	Market Value ($000)
	Genius Electronic Optical Co. Ltd.	1,077,565	18,810
	Taiwan Surface Mounting Technology Corp.	3,841,113	18,443
	Taiwan Glass Industry Corp.	21,236,615	18,164
	HannStar Display Corp.	29,982,793	17,865
	Bizlink Holding Inc.	1,612,556	17,567
	Eternal Materials Co. Ltd.	13,248,248	17,555
*	Medigen Vaccine Biologics Corp.	1,907,606	17,378
	Wisdom Marine Lines Co. Ltd.	6,319,487	17,169
	Advanced Energy Solution Holding Co. Ltd.	312,450	17,073
	Great Wall Enterprise Co. Ltd.	8,907,100	16,842
	International Games System Co. Ltd.	644,763	16,660
	Elite Semiconductor Microelectronics Technology Inc.	3,108,717	16,505
	Cheng Loong Corp.	13,185,761	16,371
	Poya International Co. Ltd.	1,058,288	16,151
	WT Microelectronics Co. Ltd.	5,170,486	16,095
	Jentech Precision Industrial Co. Ltd.	1,103,948	15,927
	Nan Kang Rubber Tire Co. Ltd.	9,396,745	15,529
	Capital Securities Corp.	26,217,508	15,466
	Feng Hsin Steel Co. Ltd.	5,121,000	15,377
	Yulon Finance Corp.	2,401,965	15,301
*	FLEXium Interconnect Inc.	4,245,334	15,071
	Fitipower Integrated Technology Inc.	1,921,648	15,052
	Chung Hung Steel Corp.	10,951,000	14,933
	Formosa Taffeta Co. Ltd.	14,396,498	14,892
	Mitac Holdings Corp.	12,514,570	14,795
*	Episil Technologies Inc.	3,712,875	14,749
	Pan Jit International Inc.	4,294,398	14,568
	Nantex Industry Co. Ltd.	4,676,409	14,162
	Sitronix Technology Corp.	1,336,567	14,041
	United Integrated Services Co. Ltd.	2,167,603	13,829
	Coretronic Corp.	5,030,212	13,776
	King Slide Works Co. Ltd.	842,930	13,733
	Goldsun Building Materials Co. Ltd.	14,661,982	13,692
	Shinkong Synthetic Fibers Corp.	19,125,312	13,390
	FocalTech Systems Co. Ltd.	2,421,403	13,213
	ChipMOS Technologies Inc.	7,714,348	13,128
	Topco Scientific Co. Ltd.	2,161,260	13,025
	Tainan Spinning Co. Ltd.	14,659,940	12,989
*	Yieh Phui Enterprise Co. Ltd.	16,078,938	12,816
	TXC Corp.	3,704,090	12,690
	Gold Circuit Electronics Ltd.	4,556,941	12,689
	TSRC Corp.	9,178,009	12,444
*	United Renewable Energy Co. Ltd.	16,818,408	12,374
	Visual Photonics Epitaxy Co. Ltd.	2,585,609	12,200
	USI Corp.	12,027,641	12,156
	Sigurd Microelectronics Corp.	5,804,585	12,029
	Yulon Motor Co. Ltd.	7,948,574	11,865
	Via Technologies Inc.	4,729,909	11,845
	Ardentec Corp.	6,144,391	11,814
*	RDC Semiconductor Co. Ltd.	681,000	11,760
	SDI Corp.	2,044,876	11,474
	U-Ming Marine Transport Corp.	5,783,610	11,422
*	Microbio Co. Ltd.	5,153,304	11,371
	Asia Vital Components Co. Ltd.	3,316,644	11,350
	Standard Foods Corp.	6,083,849	11,287
	Supreme Electronics Co. Ltd.	6,373,259	11,275
	International CSRC Investment Holdings Co.	12,483,159	11,255
	CTCI Corp.	7,986,642	11,048

		Shares	Market Value ($000)
	Grand Pacific Petrochemical	11,244,283	10,960
	Everlight Electronics Co. Ltd.	5,464,687	10,838
	Taiwan Secom Co. Ltd.	2,946,466	10,821
	Taiwan Union Technology Corp.	3,182,239	10,739
	Greatek Electronics Inc.	3,984,961	10,689
	OptoTech Corp.	4,909,266	10,626
	Far Eastern International Bank	26,424,255	10,480
	Huaku Development Co. Ltd.	3,182,856	10,441
	Arcadyan Technology Corp.	2,250,082	10,158
	Wistron NeWeb Corp.	3,940,164	10,120
	Far Eastern Department Stores Ltd.	13,347,887	10,102
	Solar Applied Materials Technology Corp.	5,805,689	9,984
	Kinpo Electronics	18,201,193	9,897
	Fusheng Precision Co. Ltd.	1,389,000	9,877
	XinTec Inc.	2,098,714	9,785
	Apex International Co. Ltd.	2,328,000	9,729
	Transcend Information Inc.	3,771,325	9,601
	Longchen Paper & Packaging Co. Ltd.	11,728,331	9,559
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,689,133	9,545
*	Asia Optical Co. Inc.	3,076,519	9,523
	TCI Co. Ltd.	1,355,788	9,513
	General Interface Solution Holding Ltd.	2,711,276	9,469
	Taiwan Paiho Ltd.	3,232,592	9,421
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	9,245
	Center Laboratories Inc.	4,359,652	9,089
	UPC Technology Corp.	12,067,277	9,089
	Getac Holdings Corp.	4,616,752	9,053
	Primax Electronics Ltd.	4,613,882	8,995
	Charoen Pokphand Enterprise	2,989,431	8,950
	Hotai Finance Co. Ltd.	2,308,000	8,864
	Kenda Rubber Industrial Co. Ltd.	7,984,000	8,711
	ADATA Technology Co. Ltd.	2,810,467	8,685
	Merry Electronics Co. Ltd.	2,675,063	8,655
	Taiwan Mask Corp.	2,390,000	8,633
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,622,593	8,626
	Foxsemicon Integrated Technology Inc.	1,042,131	8,617
	Sercomm Corp.	2,995,250	8,454
	Farglory Land Development Co. Ltd.	3,640,158	8,411
	Global Mixed Mode Technology Inc.	986,342	8,411
	RichWave Technology Corp.	1,022,600	8,342
	Grape King Bio Ltd.	1,476,683	8,312
	China Steel Chemical Corp.	1,990,245	8,289
	Advanced Wireless Semiconductor Co.	1,904,030	8,277
	Formosa Sumco Technology Corp.	789,000	8,257
	President Securities Corp.	10,103,690	8,188
*	Etron Technology Inc.	3,059,651	8,158
	Run Long Construction Co. Ltd.	4,116,762	8,115
	Advanced Ceramic X Corp.	700,971	8,053
	Cleanaway Co. Ltd.	1,062,359	8,030
	Century Iron & Steel Industrial Co. Ltd.	2,052,000	7,983
	Wah Lee Industrial Corp.	2,156,768	7,918
	Clevo Co.	7,058,551	7,862
	Taiwan Semiconductor Co. Ltd.	3,091,342	7,787
	Pixart Imaging Inc.	1,538,804	7,773
*	EirGenix Inc.	2,130,277	7,714
	Holy Stone Enterprise Co. Ltd.	1,819,126	7,688
*	OBI Pharma Inc.	1,779,745	7,670
	Dynapack International Technology Corp.	2,056,479	7,614

		Shares	Market Value ($000)
	Pegavision Corp.	525,000	7,600
	AURAS Technology Co. Ltd.	914,000	7,345
	Gudeng Precision Industrial Co. Ltd.	772,054	7,342
	China Motor Corp.	3,253,222	7,220
	Cheng Uei Precision Industry Co. Ltd.	5,170,595	7,111
	Holtek Semiconductor Inc.	1,903,952	7,094
*	Oriental Union Chemical Corp.	9,505,474	7,067
	ITE Technology Inc.	1,889,399	7,000
	China General Plastics Corp.	5,770,597	6,953
	TPK Holding Co. Ltd.	4,771,313	6,878
	Chang Wah Electromaterials Inc.	5,285,000	6,861
*	91APP Inc.	775,931	6,823
	Evergreen International Storage & Transport Corp.	6,521,793	6,789
	Hannstar Board Corp.	4,438,657	6,764
	LandMark Optoelectronics Corp.	943,155	6,733
*	TSEC Corp.	5,093,000	6,673
	Asia Polymer Corp.	5,142,624	6,650
	Sanyang Motor Co. Ltd.	6,825,689	6,640
	Tong Yang Industry Co. Ltd.	5,775,142	6,615
	Cub Elecparts Inc.	1,008,865	6,593
	Pan-International Industrial Corp.	4,879,613	6,576
	AcBel Polytech Inc.	5,565,994	6,550
	Co-Tech Development Corp.	2,602,000	6,507
	Kindom Development Co. Ltd.	5,036,850	6,495
	TTY Biopharm Co. Ltd.	2,655,457	6,479
	Sunplus Technology Co. Ltd.	5,132,752	6,475
	Fittech Co. Ltd.	786,890	6,472
	Weltrend Semiconductor	1,978,182	6,430
	Universal Vision Biotechnology Co. Ltd.	660,000	6,425
	Adimmune Corp.	4,518,575	6,422
	Chong Hong Construction Co. Ltd.	2,392,790	6,396
	St. Shine Optical Co. Ltd.	605,727	6,366
	Shin Zu Shing Co. Ltd.	1,889,166	6,306
*	Shihlin Paper Corp.	2,732,000	6,304
	Sonix Technology Co. Ltd.	2,075,316	6,284
	Ennoconn Corp.	807,996	6,256
	Ginko International Co. Ltd.	627,569	6,223
*	TaiMed Biologics Inc.	2,549,087	6,202
	Andes Technology Corp.	399,000	6,179
	Ta Ya Electric Wire & Cable	7,300,453	6,117
	China Man-Made Fiber Corp.	17,620,236	6,064
	Hsin Kuang Steel Co. Ltd.	3,145,403	6,019
*	Taiwan TEA Corp.	7,832,399	6,016
	Sunny Friend Environmental Technology Co. Ltd.	842,798	6,009
	Silicon Integrated Systems Corp.	7,010,838	5,857
	Nichidenbo Corp.	3,112,000	5,850
	Innodisk Corp.	827,680	5,817
	Fulgent Sun International Holding Co. Ltd.	1,498,744	5,807
	BES Engineering Corp.	18,071,754	5,758
	Taiwan PCB Techvest Co. Ltd.	3,381,549	5,738
*	Phihong Technology Co. Ltd.	3,680,679	5,715
	Chunghwa Precision Test Tech Co. Ltd.	243,368	5,635
	Federal Corp.	5,711,195	5,630
	TaiDoc Technology Corp.	824,645	5,560
	Chicony Power Technology Co. Ltd.	1,911,000	5,468
	Thinking Electronic Industrial Co. Ltd.	1,033,000	5,463
	Sensortek Technology Corp.	330,000	5,460
	Sporton International Inc.	714,132	5,415

		Shares	Market Value ($000)
	Hu Lane Associate Inc.	1,165,482	5,350
	Chlitina Holding Ltd.	703,977	5,350
*	Orient Semiconductor Electronics Ltd.	6,328,208	5,341
	T3EX Global Holdings Corp.	1,283,000	5,318
*	Mercuries Life Insurance Co. Ltd.	15,833,852	5,311
*	Career Technology MFG. Co. Ltd.	6,212,395	5,310
	KMC Kuei Meng International Inc.	764,000	5,273
	Cathay Real Estate Development Co. Ltd.	7,694,505	5,245
	Kaimei Electronic Corp.	1,584,000	5,229
	YC INOX Co. Ltd.	4,765,055	5,215
	Chin-Poon Industrial Co. Ltd.	4,092,799	5,146
*	Unitech Printed Circuit Board Corp.	7,947,956	5,139
*	Unizyx Holding Corp.	4,748,555	5,132
*	CMC Magnetics Corp.	13,197,610	5,070
	AmTRAN Technology Co. Ltd.	8,388,029	5,000
*	Asia Pacific Telecom Co. Ltd.	17,196,002	4,955
	Systex Corp.	1,608,140	4,922
	PChome Online Inc.	1,243,661	4,916
	Prince Housing & Development Corp.	10,474,870	4,902
	Ton Yi Industrial Corp.	9,530,324	4,844
	Ho Tung Chemical Corp.	12,421,141	4,829
*	CSBC Corp. Taiwan	6,601,860	4,824
	Taiwan Cogeneration Corp.	3,501,754	4,689
	Gemtek Technology Corp.	4,126,668	4,683
	Soft-World International Corp.	1,416,372	4,661
	Test Research Inc.	2,169,878	4,602
	Dimerco Express Corp.	1,278,453	4,521
	Kinik Co.	1,252,479	4,485
	D-Link Corp.	7,312,584	4,411
	Altek Corp.	2,514,823	4,352
	Darfon Electronics Corp.	2,655,164	4,342
	CyberTAN Technology Inc.	4,601,006	4,313
	Taiflex Scientific Co. Ltd.	2,552,994	4,278
	Everlight Chemical Industrial Corp.	4,938,329	4,270
	Lotus Pharmaceutical Co. Ltd.	1,337,189	4,188
*	Chung Hwa Pulp Corp.	5,136,818	4,171
	China Metal Products	3,448,113	4,159
	Formosa International Hotels Corp.	776,756	4,136
*	Lealea Enterprise Co. Ltd.	10,975,771	4,113
	Gamania Digital Entertainment Co. Ltd.	1,753,424	4,097
	Tung Thih Electronic Co. Ltd.	782,118	4,070
	Mercuries & Associates Holding Ltd.	5,257,546	4,055
	Speed Tech Corp.	1,513,000	4,022
	Alpha Networks Inc.	3,637,750	4,015
	Gourmet Master Co. Ltd.	1,044,237	4,007
	Sunonwealth Electric Machine Industry Co. Ltd.	2,575,000	3,996
	Taiwan FamilyMart Co. Ltd.	458,073	3,986
	Wei Chuan Foods Corp.	5,095,507	3,961
	Chun Yuan Steel Industry Co. Ltd.	5,068,000	3,953
	Hung Sheng Construction Ltd.	4,538,107	3,904
	Taiwan Styrene Monomer	6,364,977	3,883
	Global Brands Manufacture Ltd.	2,934,799	3,814
*	Lingsen Precision Industries Ltd.	4,319,421	3,735
	Xxentria Technology Materials Corp.	1,544,444	3,714
	Machvision Inc.	426,775	3,714
	O-Bank Co. Ltd.	11,939,547	3,694
	Motech Industries Inc.	3,234,214	3,688
	Lung Yen Life Service Corp.	2,372,221	3,658

		Shares	Market Value ($000)
	Advanced International Multitech Co. Ltd.	1,249,115	3,652
	ScinoPharm Taiwan Ltd.	4,340,946	3,650
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	3,580
	Gloria Material Technology Corp.	4,801,126	3,558
	Wowprime Corp.	775,817	3,555
*	First Steamship Co. Ltd.	8,448,441	3,542
	Dynamic Electronics Co. Ltd.	4,668,365	3,511
	Elite Advanced Laser Corp.	1,811,862	3,474
	Sincere Navigation Corp.	3,823,309	3,468
	Tyntek Corp.	3,546,095	3,410
	Jih Sun Financial Holdings Co. Ltd.	7,527,796	3,347
*	Gigastorage Corp.	3,550,939	3,321
	Quanta Storage Inc.	2,042,136	3,304
	TA-I Technology Co. Ltd.	1,490,535	3,299
	Sampo Corp.	2,982,497	3,271
	Egis Technology Inc.	822,582	3,257
	WUS Printed Circuit Co. Ltd.	2,777,785	3,243
	Radium Life Tech Co. Ltd.	8,145,715	3,231
	HannsTouch Solution Inc.	5,980,304	3,193
	Nan Pao Resins Chemical Co. Ltd.	615,000	3,102
	Cyberlink Corp.	994,066	3,071
	Swancor Holding Co. Ltd.	935,426	3,000
	Chief Telecom Inc.	309,000	2,970
	YungShin Global Holding Corp.	1,930,434	2,965
	Nidec Chaun-Choung Technology Corp.	491,645	2,922
	Topkey Corp.	593,000	2,873
*	Adlink Technology Inc.	1,307,484	2,841
	Chia Hsin Cement Corp.	3,883,000	2,810
*	PharmaEssentia Corp.	266,765	2,768
*	Shining Building Business Co. Ltd.	7,324,769	2,727
	Gigasolar Materials Corp.	415,250	2,725
	Flytech Technology Co. Ltd.	1,020,785	2,722
	Taiwan Sakura Corp.	1,120,006	2,714
	Rexon Industrial Corp. Ltd.	1,678,000	2,713
*	Ritek Corp.	7,845,658	2,708
*	Firich Enterprises Co. Ltd.	2,384,719	2,642
	Namchow Holdings Co. Ltd.	1,490,971	2,632
*	Li Peng Enterprise Co. Ltd.	7,797,714	2,628
	Johnson Health Tech Co. Ltd.	1,351,092	2,623
	Syncmold Enterprise Corp.	1,052,099	2,611
	Continental Holdings Corp.	3,052,000	2,587
	Kung Long Batteries Industrial Co. Ltd.	521,932	2,581
	Zeng Hsing Industrial Co. Ltd.	484,619	2,525
	Sinyi Realty Inc.	2,019,300	2,518
	Depo Auto Parts Ind Co. Ltd.	1,169,025	2,505
*	Medigen Biotechnology Corp.	1,297,797	2,463
*	ALI Corp.	1,800,362	2,310
*	Ability Enterprise Co. Ltd.	2,290,904	2,296
	Nan Liu Enterprise Co. Ltd.	556,000	2,238
	Elitegroup Computer Systems Co. Ltd.	3,126,479	2,233
	Aten International Co. Ltd.	749,480	2,209
	KEE TAI Properties Co. Ltd.	5,074,979	2,193
*	Savior Lifetec Corp.	3,540,851	2,179
*	Darwin Precisions Corp.	4,662,570	2,174
	Yulon Nissan Motor Co. Ltd.	241,842	2,153
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,144
	PharmaEngine Inc.	955,477	2,102
	Formosan Rubber Group Inc.	2,625,306	2,090

		Shares	Market Value ($000)
	Posiflex Technology Inc.	521,612	2,076
	Bank of Kaohsiung Co. Ltd.	4,208,094	2,051
*	Newmax Technology Co. Ltd.	1,553,000	2,014
	China Electric Manufacturing Corp.	3,018,227	1,995
	Bioteque Corp.	477,000	1,983
	Kuo Yang Construction Co. Ltd.	2,350,000	1,969
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,948
	Huang Hsiang Construction Corp.	1,361,571	1,932
	Rich Development Co. Ltd.	5,705,660	1,883
	Kuo Toong International Co. Ltd.	2,541,809	1,880
	Ichia Technologies Inc.	3,112,439	1,810
	Dyaco International Inc.	1,140,000	1,808
*	Roo Hsing Co. Ltd.	7,988,144	1,790
	IEI Integration Corp.	1,104,669	1,782
*,3	Pharmally International Holding Co. Ltd.	868,039	1,766
	Test Rite International Co. Ltd.	2,259,228	1,758
*	Brogent Technologies Inc.	410,643	1,675
	Acter Group Corp. Ltd.	209,584	1,670
*	Zinwell Corp.	2,403,006	1,650
	GeneReach Biotechnology Corp.	466,635	1,619
	Iron Force Industrial Co. Ltd.	648,535	1,584
	Basso Industry Corp.	1,044,339	1,567
	Sheng Yu Steel Co. Ltd.	1,405,000	1,497
*	Infortrend Technology Inc.	2,501,873	1,477
	Rechi Precision Co. Ltd.	2,143,896	1,402
	Taiyen Biotech Co. Ltd.	1,165,580	1,400
	L&K Engineering Co. Ltd.	1,262,623	1,359
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,305
	CHC Healthcare Group	994,222	1,296
	China Chemical & Pharmaceutical Co. Ltd.	1,604,766	1,261
	Vivotek Inc.	451,724	1,215
	TYC Brother Industrial Co. Ltd.	1,776,099	1,205
	FSP Technology Inc.	719,071	1,123
	Senao International Co. Ltd.	952,428	1,114
	Jess-Link Products Co. Ltd.	747,887	1,084
	Hong Pu Real Estate Development Co. Ltd.	1,346,931	1,070
*	AGV Products Corp.	2,590,983	988
	Concraft Holding Co. Ltd.	978,773	895
*	Tong-Tai Machine & Tool Co. Ltd.	1,479,126	861
	Globe Union Industrial Corp.	1,603,001	838
	Toung Loong Textile Manufacturing	586,481	719
*	Ambassador Hotel	597,000	662
*,3	Unity Opto Technology Co. Ltd.	4,231,961	627
*	Taiwan Land Development Corp.	2,124,935	303
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,3	E-Ton Solar Tech Co. Ltd.	696,074	—
*,3	Green Energy Technology Inc.	2,817,405	—
*	Gigastorage Corp. Rights Exp. 2/21/22	593,878	—
			20,021,829
Thailand (0.7%)
	PTT PCL (Foreign)	184,775,959	218,150
	CP ALL PCL (Foreign)	69,545,800	131,839
	Siam Commercial Bank PCL (Foreign)	33,338,688	126,731
	Siam Cement PCL (Foreign)	10,693,330	124,213
	Advanced Info Service PCL (Foreign)	15,385,837	102,201
*	Airports of Thailand PCL (Foreign)	51,072,055	98,373
	Kasikornbank PCL (Foreign)	20,029,635	90,684

		Shares	Market Value ($000)
	Bangkok Dusit Medical Services PCL (Foreign)	119,114,265	80,448
	Gulf Energy Development PCL (Foreign)	53,866,948	79,944
	PTT Exploration & Production PCL (Foreign)	17,676,956	69,379
	Central Pattana PCL (Foreign)	35,306,730	58,028
	Energy Absolute PCL (Foreign)	21,195,740	57,163
*	Minor International PCL (Foreign)	56,293,152	52,034
	PTT Global Chemical PCL (Foreign)	28,728,106	49,267
	Intouch Holdings PCL (Foreign)	19,755,061	45,759
	Delta Electronics Thailand PCL (Foreign)	4,050,089	42,901
	Bangkok Bank PCL (Foreign)	9,740,486	39,850
	Central Retail Corp. PCL (Foreign)	37,291,693	38,298
	Indorama Ventures PCL (Foreign)	26,503,852	38,185
	Charoen Pokphand Foods PCL (Foreign)	46,960,027	35,791
	Krung Thai Bank PCL (Foreign)	81,519,811	34,552
	BTS Group Holdings PCL (Foreign)	124,428,345	34,525
	Home Product Center PCL (Foreign)	77,747,074	33,180
[1]	Krungthai Card PCL (Foreign)	16,558,535	30,089
	Land & Houses PCL (Foreign)	101,295,629	29,923
	SCG Packaging PCL (Foreign)	15,388,800	28,958
	Bangkok Expressway & Metro PCL (Foreign)	113,160,074	27,991
	TMBThanachart Bank PCL (Foreign)	659,180,806	27,113
	Digital Telecommunications Infrastructure Fund	61,369,265	26,185
	PTT Oil & Retail Business PCL (Foreign)	33,932,300	25,252
[1]	Banpu PCL (Foreign)	74,877,615	25,098
	Tisco Financial Group PCL (Foreign)	8,213,461	24,477
[1]	KCE Electronics PCL (Foreign)	10,585,100	23,054
	Thai Union Group PCL (Foreign)	35,947,965	22,609
	Thai Oil PCL (Foreign)	13,890,584	22,138
	Bumrungrad Hospital PCL (Foreign)	4,920,512	20,958
	True Corp. PCL (Foreign)	139,486,732	20,308
	Electricity Generating PCL (Foreign)	3,861,645	19,798
	Com7 PCL (Foreign)	8,088,891	19,212
	Global Power Synergy PCL (Foreign)	8,078,493	19,133
	Kiatnakin Phatra Bank PCL (Foreign)	8,985,271	18,855
	IRPC PCL (Foreign)	147,994,943	17,029
	Muangthai Capital PCL (Foreign)	9,910,776	16,859
	Siam Makro PCL (Foreign)	13,730,057	16,611
	Jasmine Broadband Internet Infrastructure Fund	51,529,841	16,256
	Osotspa PCL (Foreign)	16,565,160	16,114
	Hana Microelectronics PCL (Foreign)	7,607,410	16,060
	Bangkok Commercial Asset Management PCL (Foreign)	25,362,043	15,627
*	Asset World Corp. PCL (Foreign)	103,183,820	15,306
	Srisawad Corp. PCL (Foreign)	8,368,410	15,240
[1]	Ratch Group PCL (Foreign)	10,918,334	14,638
	JMT Network Services PCL (Foreign)	7,449,981	14,415
	Jay Mart PCL (Foreign)	8,207,700	13,287
*	CPN Retail Growth Leasehold REIT	23,812,012	13,166
[1]	WHA Corp. PCL (Foreign)	121,598,838	12,546
[1]	Carabao Group PCL (Foreign)	4,047,285	12,424
	Supalai PCL (Foreign)	17,943,981	12,251
	Bangchak Corp. PCL (Foreign)	14,265,235	11,950
	Berli Jucker PCL (Foreign)	12,336,963	11,855
	Thanachart Capital PCL (Foreign)	9,630,925	11,780
*	Ngern Tid Lor PCL (Foreign)	10,872,000	11,585
	Total Access Communication PCL (Foreign)	8,241,400	11,460
[1]	Siam Global House PCL (Foreign)	19,461,390	11,180
[1]	Sri Trang Gloves Thailand PCL (Foreign)	12,363,043	10,786
	Sri Trang Agro-Industry PCL (Foreign)	11,440,582	10,341

		Shares	Market Value ($000)
	B Grimm Power PCL (Foreign)	8,846,155	9,485
	Gunkul Engineering PCL (Foreign)	44,406,928	9,246
*,1	Central Plaza Hotel PCL (Foreign)	8,500,573	8,981
[1]	VGI PCL (Foreign)	53,607,568	8,910
	Amata Corp. PCL (Foreign)	13,643,071	8,816
	Bangkok Chain Hospital PCL (Foreign)	15,324,627	8,613
	AP Thailand PCL (Foreign)	27,764,645	8,537
[1]	CH Karnchang PCL (Foreign)	13,145,243	8,373
	Dohome PCL (Foreign)	12,528,200	8,369
	CK Power PCL (Foreign)	49,527,145	7,621
	Thailand Future Fund	34,350,415	7,486
	AEON Thana Sinsap Thailand PCL (Foreign)	1,326,827	7,327
	TQM Corp. PCL (Foreign)	5,019,600	7,303
	Chularat Hospital PCL (Foreign)	70,211,415	6,957
*	STARK Corp. PCL (Foreign)	50,670,700	6,915
*	Plan B Media PCL (Foreign)	28,757,317	6,895
	Sansiri PCL (Foreign)	165,373,611	6,614
	WHA Premium Growth Freehold & Leasehold REIT	18,559,549	6,351
[1]	Mega Lifesciences PCL (Foreign)	4,473,845	6,264
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	13,904,642	6,068
	TPI Polene PCL (Foreign)	107,374,043	5,797
*	BEC World PCL (Foreign)	14,132,124	5,688
	TTW PCL (Foreign)	16,167,145	5,686
[1]	TOA Paint Thailand PCL (Foreign)	5,962,418	5,481
	Tipco Asphalt PCL (Foreign)	9,870,264	5,377
*,1	Jasmine International PCL (Foreign)	52,084,878	5,274
	Bangkok Life Assurance PCL (Foreign)	4,107,580	5,268
*	Star Petroleum Refining PCL (Foreign)	17,969,209	5,227
	Kerry Express Thailand PCL (Foreign)	6,615,200	4,909
	Thoresen Thai Agencies PCL (Foreign)	17,296,470	4,841
	Quality Houses PCL (Foreign)	67,350,088	4,786
	IMPACT Growth REIT	10,316,486	4,528
	Super Energy Corp. PCL (Foreign)	152,719,066	4,374
	Workpoint Entertainment PCL (Foreign)	6,297,653	4,359
	Siam City Cement PCL (Foreign)	895,149	4,327
	Bangkok Land PCL (Foreign)	129,515,195	4,133
	Thai Vegetable Oil PCL (Foreign)	4,274,991	4,091
	Major Cineplex Group PCL (Foreign)	6,800,679	3,915
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	3,846
*	MBK PCL (Foreign)	9,950,605	3,841
[1]	PTG Energy PCL (Foreign)	8,263,777	3,673
[1]	Precious Shipping PCL (Foreign)	7,695,352	3,665
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	10,095,586	3,576
	TPI Polene Power PCL (Foreign)	28,372,012	3,529
[1]	Banpu Power PCL (Foreign)	6,863,437	3,497
*,1	Esso Thailand PCL (Foreign)	14,573,546	3,393
	Origin Property PCL (Foreign)	9,501,381	3,308
	BCPG PCL (Foreign)	8,752,273	3,192
	Ratchthani Leasing PCL (Foreign)	24,276,994	3,090
*	Italian-Thai Development PCL (Foreign)	45,726,183	2,987
	Pruksa Holding PCL (Foreign)	6,478,484	2,832
	Thaifoods Group PCL (Foreign)	18,093,804	2,706
*	U City PCL (Foreign)	44,217,565	2,622
[1]	GFPT PCL (Foreign)	6,327,295	2,613
*	Pruksa Real Estate PCL (Foreign)	7,721,100	2,522
	Bangkok Life Assurance PCL NVDR	1,784,525	2,289
	Thaicom PCL (Foreign)	7,148,478	2,205
	MK Restaurants Group PCL (Foreign)	1,327,640	2,093

		Shares	Market Value ($000)
*	Bangkok Airways PCL (Foreign)	6,876,393	1,932
	SPCG PCL (Foreign)	3,273,834	1,842
[1]	LPN Development PCL (Foreign)	10,328,989	1,571
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,534
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,351
*	Samart Corp. PCL (Foreign)	5,775,730	1,130
*	Unique Engineering & Construction PCL (Foreign)	6,186,075	1,063
	Univentures PCL (Foreign)	8,513,675	888
	Thonburi Healthcare Group PCL (Foreign)	629,400	775
*	JMT Network Services PCL Warrants Exp. 12/27/24	377,783	129
*	Plan B Media PCL Warrants Exp. 1/13/25	1,007,282	60
*,3	Inter Far East Energy Corp.	5,655,044	59
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
*	Minor International PCL Warrants Exp. 5/5/23	1	—
			2,758,417
Turkey (0.1%)
	Eregli Demir ve Celik Fabrikalari TAS	17,335,540	35,769
	BIM Birlesik Magazalar A/S	5,758,975	30,461
	KOC Holding A/S	11,042,907	26,999
	Turkiye Garanti Bankasi A/S	26,400,445	23,664
	Turkcell Iletisim Hizmetleri A/S	15,040,807	21,212
*	Turkiye Petrol Rafinerileri A/S	1,574,337	20,279
	Akbank TAS	33,494,352	20,180
	Turkiye Sise ve Cam Fabrikalari A/S	17,721,024	18,443
	Ford Otomotiv Sanayi A/S	836,820	15,612
*	Turk Hava Yollari AO	7,139,174	15,393
	Haci Omer Sabanci Holding A/S	11,533,777	13,213
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,874,728	12,811
	Turkiye Is Bankasi A/S Class C	19,083,449	12,040
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,147,729	11,843
	Enka Insaat ve Sanayi A/S	8,937,213	10,539
	Tofas Turk Otomobil Fabrikasi A/S	1,660,634	9,973
*	Petkim Petrokimya Holding A/S	14,337,320	9,310
	Arcelik A/S	2,215,924	8,575
	Coca-Cola Icecek A/S	926,263	7,967
*	Sasa Polyester Sanayi A/S	2,253,283	7,944
*	Aksa Enerji Uretim A/S Class B	7,290,922	6,882
*	Gubre Fabrikalari TAS	1,035,618	6,170
*	Koza Altin Isletmeleri A/S	627,714	6,077
	Yapi ve Kredi Bankasi A/S	18,864,962	5,790
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,617,739	5,724
*	TAV Havalimanlari Holding A/S	2,000,533	5,504
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S Class B	225,631	5,412
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	29,704,750	5,389
*	Hektas Ticaret TAS	4,812,332	5,213
	Turk Telekomunikasyon A/S	7,194,669	5,191
	AG Anadolu Grubu Holding A/S	1,580,489	4,509
[2]	Enerjisa Enerji A/S	3,950,598	4,398
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,330,265	4,041
*	Oyak Cimento Fabrikalari A/S	5,645,261	3,845
*	Tekfen Holding A/S	2,017,020	3,832
	Sok Marketler Ticaret A/S	3,356,967	3,665
*	Pegasus Hava Tasimaciligi A/S	426,134	3,471
	Aksa Akrilik Kimya Sanayii A/S	1,435,187	3,463
	Iskenderun Demir ve Celik A/S	2,043,156	3,411
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,454,393	3,362
	Ulker Biskuvi Sanayi A/S	2,462,627	3,183

		Shares	Market Value ($000)
*	Migros Ticaret A/S	1,020,116	3,139
*	Turkiye Halk Bankasi A/S	8,219,514	3,048
	Dogan Sirketler Grubu Holding A/S	13,287,374	3,018
*	Bera Holding A/S	3,852,106	2,941
	Alarko Holding A/S	2,015,703	2,824
	Otokar Otomotiv ve Savunma Sanayi A/S	95,379	2,750
*	Turkiye Vakiflar Bankasi TAO	9,375,383	2,689
	Turk Traktor ve Ziraat Makineleri A/S	158,628	2,636
	Is Yatirim Menkul Degerler A/S	1,643,498	2,566
	Tat Gida Sanayi A/S	2,695,222	2,565
*,2	MLP Saglik Hizmetleri A/S Class B	990,214	2,540
	Logo Yazilim Sanayi ve Ticaret A/S	829,892	2,534
	Borusan Yatirim ve Pazarlama A/S	89,689	2,402
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,682,008	2,327
	Nuh Cimento Sanayi A/S	604,862	2,202
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	429,855	2,164
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,372,502	2,037
	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	1,887
*	Kordsa Teknik Tekstil A/S	731,090	1,878
	Turkiye Sinai Kalkinma Bankasi A/S	15,856,119	1,813
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,812,514	1,671
*	NET Holding A/S	3,003,159	1,620
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,592,244	1,582
	EGE Endustri ve Ticaret A/S	11,937	1,570
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	508,528	1,527
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	4,293,787	1,518
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,515
	Aygaz A/S	818,472	1,460
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	1,409
*	Cimsa Cimento Sanayi ve Ticaret A/S	542,701	1,382
	Dogus Otomotiv Servis ve Ticaret A/S	348,954	1,248
	Aksigorta A/S	1,680,572	1,006
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	470,066	969
*	Zorlu Enerji Elektrik Uretim A/S	6,889,111	882
*	Albaraka Turk Katilim Bankasi A/S	6,415,488	851
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	801
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,679,611	767
*	Sekerbank Turk A/S	9,846,869	762
*	Is Finansal Kiralama A/S	2,638,600	630
	Polisan Holding A/S	2,589,101	579
*	Konya Cimento Sanayii A/S	7,470	552
	Akcansa Cimento A/S	345,555	449
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	179
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			505,648
United Arab Emirates (0.3%)
	Emirates Telecommunications Group Co. PJSC	45,359,734	408,477
	First Abu Dhabi Bank PJSC	56,883,562	310,359
	Emirates NBD Bank PJSC	32,958,040	120,203
[3]	Abu Dhabi Commercial Bank PJSC	36,535,270	89,446
	Emaar Properties PJSC	52,154,234	69,494
	Aldar Properties PJSC	50,344,386	56,818
	Dubai Islamic Bank PJSC	37,720,686	56,748
	Abu Dhabi National Oil Co. for Distribution PJSC	32,749,809	36,881
	Abu Dhabi Islamic Bank PJSC	18,547,127	35,206
*	ADNOC Drilling Co. PJSC	19,569,831	18,404
	Dubai Investments PJSC	26,224,445	16,364
*	Dubai Financial Market PJSC	20,863,723	13,660

		Shares	Market Value ($000)
*	Air Arabia PJSC	34,150,180	13,530
	GFH Financial Group BSC	39,170,234	13,163
*	Emaar Development PJSC	10,435,232	12,315
	Dana Gas PJSC	43,622,168	12,199
*	AL Yah Satellite Communications Co-Pjsc-Yah Sat	6,537,430	4,799
*	RAK Properties PJSC	12,918,034	2,902
	Aramex PJSC	2,471,561	2,761
*	Union Properties PJSC	27,400,380	2,286
*,3	Arabtec Holding PJSC	11,126,461	1,605
*,3	Drake & Scull International PJSC	7,671,678	773
			1,298,393
United Kingdom (9.8%)
	Shell plc	100,585,726	2,583,920
	AstraZeneca plc	20,118,675	2,340,366
	HSBC Holdings plc	265,559,121	1,890,076
	Diageo plc	29,805,287	1,504,016
	GlaxoSmithKline plc	64,236,051	1,433,492
	BP plc	252,890,211	1,310,964
	British American Tobacco plc	29,657,803	1,266,240
	Unilever plc	21,424,903	1,094,326
	Rio Tinto plc	14,117,876	995,104
*	Glencore plc	172,188,815	897,038
	RELX plc	24,181,637	743,837
	Anglo American plc	15,822,247	697,532
	National Grid plc	46,944,810	686,940
	Reckitt Benckiser Group plc	8,228,565	666,696
	Lloyds Banking Group plc	920,578,731	638,856
	Vodafone Group plc	355,752,871	624,655
	Unilever plc	11,774,629	603,825
	Prudential plc	35,688,013	601,548
	Barclays plc	217,475,813	583,449
	Compass Group plc	23,154,108	526,239
	Experian plc	11,901,942	497,119
	CRH plc	9,679,714	485,829
	London Stock Exchange Group plc	4,719,739	462,126
	Ferguson plc	2,875,740	452,327
	Ashtead Group plc	5,811,585	415,691
	Tesco plc	99,060,100	397,892
*	Flutter Entertainment plc	2,153,170	328,086
	BAE Systems plc	41,240,499	322,738
	Legal & General Group plc	77,066,260	301,326
	SSE plc	13,843,861	297,865
	Aviva plc	49,538,301	292,474
	Imperial Brands plc	12,219,572	289,724
	Segro plc	15,612,959	275,253
	BT Group plc	97,947,357	259,431
	Standard Chartered plc	32,787,029	238,780
	WPP plc	14,839,176	232,686
	3i Group plc	12,420,241	231,312
	NatWest Group plc	66,650,912	219,067
	Smith & Nephew plc	11,452,910	194,779
	Croda International plc	1,750,387	189,038
	Smurfit Kappa Group plc	3,349,077	176,729
	Spirax-Sarco Engineering plc	954,836	172,115
*	Rolls-Royce Holdings plc	108,995,848	170,849
	Rentokil Initial plc	24,190,892	169,403
	Next plc	1,659,177	169,047
	Halma plc	4,934,575	167,251

		Shares	Market Value ($000)
	Bunzl plc	4,377,911	163,983
*	Entain plc	7,566,929	163,819
	Mondi plc	6,319,374	158,106
*	InterContinental Hotels Group plc	2,381,392	157,347
	Intertek Group plc	2,103,169	152,628
*	Informa plc	19,528,015	147,717
	St. James's Place plc	6,945,497	143,372
	Persimmon plc	4,114,891	134,061
	Burberry Group plc	5,214,717	132,292
	Sage Group plc	13,272,992	129,703
*	Ocado Group plc	6,335,642	129,092
	United Utilities Group plc	8,924,052	128,737
	Severn Trent plc	3,276,181	127,195
	Kingfisher plc	27,522,311	123,420
	Admiral Group plc	2,894,026	123,056
	Associated British Foods plc	4,529,582	119,563
	Melrose Industries plc	56,623,663	115,343
[2]	Auto Trader Group plc	12,182,007	110,389
	Smiths Group plc	5,196,576	109,531
	Barratt Developments plc	13,158,980	109,444
	DCC plc	1,287,522	108,259
*	Whitbread plc	2,628,236	108,146
*	Meggitt plc	10,141,971	102,436
	Land Securities Group plc	9,368,322	100,620
	M&G plc	34,069,788	99,713
	Rightmove plc	11,124,217	98,043
	Taylor Wimpey plc	47,046,628	96,519
	Intermediate Capital Group plc	3,638,376	93,963
	Electrocomponents plc	6,129,869	92,811
	abrdn plc	28,122,187	91,970
	British Land Co. plc	12,228,561	91,440
	Hargreaves Lansdown plc	4,941,397	89,715
	B&M European Value Retail SA	11,658,815	89,279
	J Sainsbury plc	22,324,931	87,727
	Phoenix Group Holdings plc	9,530,357	85,320
	DS Smith plc	16,623,343	84,895
*	Coca-Cola HBC AG	2,534,390	83,941
	Antofagasta plc	4,522,519	82,271
	Howden Joinery Group plc	7,449,346	82,184
	JD Sports Fashion plc	32,035,105	82,143
	Pearson plc	9,826,303	82,044
	Weir Group plc	3,383,562	79,670
	Tritax Big Box REIT plc	24,204,965	77,641
	Berkeley Group Holdings plc	1,354,042	77,275
	Dechra Pharmaceuticals plc	1,372,865	77,113
	IMI plc	3,397,427	75,908
*	Centrica plc	77,046,156	75,757
*	Marks & Spencer Group plc	25,536,630	75,573
*	ITV plc	48,915,616	74,824
	Direct Line Insurance Group plc	17,483,596	72,070
	Royal Mail plc	12,002,450	71,723
	Polymetal International plc	4,659,900	66,956
	Schroders plc	1,454,291	66,680
	Spectris plc	1,460,323	66,640
	Johnson Matthey plc	2,476,889	65,411
	Future plc	1,487,278	63,434
	Hikma Pharmaceuticals plc	2,217,075	62,285
	Bellway plc	1,610,958	61,988

		Shares	Market Value ($000)
	Derwent London plc	1,340,226	61,927
	AVEVA Group plc	1,526,874	60,589
	Travis Perkins plc	2,951,986	59,896
	UNITE Group plc	4,262,134	59,633
	Diploma plc	1,584,939	59,488
	Tate & Lyle plc	6,168,554	59,004
	Hiscox Ltd.	4,411,204	57,983
[2]	Avast plc	6,963,200	57,571
	Inchcape plc	4,989,856	56,900
	Endeavour Mining plc	2,427,083	54,008
	Pennon Group plc	3,634,203	53,251
*,2	Watches of Switzerland Group plc	3,033,111	52,841
*	Beazley plc	7,878,953	52,310
	IG Group Holdings plc	4,751,244	52,306
	Rotork plc	11,357,344	52,200
	Evraz plc	7,582,521	51,513
	Investec plc	8,737,790	50,318
[2]	ConvaTec Group plc	20,919,251	49,665
*,1	TUI AG	14,071,919	48,501
*	S4 Capital plc	6,892,250	48,194
*	Wise plc Class A	5,884,173	48,139
	Man Group plc	18,189,774	47,518
	Safestore Holdings plc	2,751,973	47,184
	Greggs plc	1,300,964	47,182
	Games Workshop Group plc	428,912	45,987
	Grafton Group plc	2,867,638	45,075
	Big Yellow Group plc	2,215,923	44,711
	Genus plc	859,961	44,391
	Britvic plc	3,527,420	43,291
	Drax Group plc	5,254,767	42,811
*	Virgin Money UK plc	16,266,442	42,105
	LondonMetric Property plc	11,595,653	41,780
*	easyJet plc	4,870,458	41,148
[2]	Quilter plc	21,797,345	40,476
	Vistry Group plc	2,881,927	39,957
	Hays plc	20,211,342	39,385
	Grainger plc	9,421,081	38,367
*	SSP Group plc	10,267,783	38,096
	OSB Group plc	5,090,830	37,820
	HomeServe plc	3,620,590	37,319
*	Carnival plc	2,020,760	37,082
*	WH Smith plc	1,651,069	37,043
	Great Portland Estates plc	3,567,170	36,959
	Pets at Home Group plc	6,237,221	36,116
	Ultra Electronics Holdings plc	918,887	36,051
	Softcat plc	1,622,395	35,949
*	IWG plc	9,327,947	35,927
	Close Brothers Group plc	2,048,465	35,597
	Computacenter plc	951,053	34,246
	Primary Health Properties plc	17,640,605	34,213
	Cranswick plc	687,238	34,056
	Pagegroup plc	4,136,457	32,639
	Assura plc	35,605,663	32,205
*,1	International Consolidated Airlines Group SA	14,687,156	31,396
	Savills plc	1,713,723	31,229
	Domino's Pizza Group plc	5,951,697	31,202
*	Playtech plc	3,955,031	31,157
	Dr. Martens plc	7,375,086	30,641

		Shares	Market Value ($000)
	Victrex plc	1,097,591	30,573
	Shaftesbury plc	3,607,783	30,293
*	Harbour Energy plc	6,113,502	29,831
	Balfour Beatty plc	8,658,819	29,682
[1]	Hammerson plc	55,461,165	29,237
	Serco Group plc	15,906,978	28,774
*,1	HUTCHMED China Ltd.	5,332,500	27,993
*,2	Countryside Properties plc	6,692,247	27,910
	Renishaw plc	450,304	27,806
	QinetiQ Group plc	7,386,531	26,807
	Dunelm Group plc	1,482,996	26,725
	Spirent Communications plc	7,965,628	26,602
*	John Wood Group plc	8,749,809	26,340
	Bodycote plc	2,409,593	25,913
*,2	Wizz Air Holdings plc	469,725	25,746
	Plus500 Ltd.	1,295,299	25,720
*	Ascential plc	5,350,356	25,559
	Paragon Banking Group plc	3,314,539	25,530
*	Indivior plc	8,325,382	25,346
	Redrow plc	2,985,676	25,153
	Marshalls plc	2,554,387	24,321
*	Frasers Group plc	2,438,066	24,218
	Lancashire Holdings Ltd.	3,243,767	24,016
	Micro Focus International plc	3,902,009	24,006
	Genuit Group plc	3,090,113	23,955
	Sanne Group plc	1,940,871	23,926
*	National Express Group plc	7,006,878	23,762
	Capital & Counties Properties plc	10,123,880	23,548
	Synthomer plc	4,656,670	22,990
	Ashmore Group plc	5,978,429	22,917
*	Mediclinic International plc	5,158,798	22,253
	IntegraFin Holdings plc	3,304,067	22,052
*	THG plc Class B	12,324,594	21,969
	Sirius Real Estate Ltd.	12,426,936	21,721
*,2	Network International Holdings plc	5,965,438	21,242
	Hill & Smith Holdings plc	1,047,175	21,202
*	Helios Towers plc	9,989,320	20,650
	Fresnillo plc	2,416,667	20,481
	TP ICAP Group plc	10,469,226	19,847
	Currys plc	13,441,308	19,386
	CRH plc (XLON)	377,104	19,037
	Oxford Instruments plc	641,173	18,985
	Workspace Group plc	1,627,825	18,601
*	Energean plc	1,435,287	18,290
*,2	Trainline plc	6,036,902	18,276
*	Capricorn Energy plc	6,467,864	18,033
	Vesuvius plc	2,825,406	17,510
	Centamin plc	14,488,008	17,460
	Moneysupermarket.com Group plc	6,825,367	17,442
	Bytes Technology Group plc	2,778,943	17,418
*,2	Deliveroo plc Class A	8,261,360	17,357
	Jupiter Fund Management plc	5,590,905	17,345
	IP Group plc	13,108,933	17,229
	Rathbones Group plc	681,244	17,201
	Redde Northgate plc	3,292,454	17,159
	Essentra plc	3,672,133	17,112
	Liontrust Asset Management plc	765,902	16,791
	Telecom Plus plc	806,918	16,350

		Shares	Market Value ($000)
	Ninety One plc	4,532,871	15,948
	AJ Bell plc	3,477,795	15,860
	Euromoney Institutional Investor plc	1,271,115	15,765
*	C&C Group plc	5,179,304	15,527
	Morgan Advanced Materials plc	3,579,709	15,490
*,2	Bridgepoint Group plc	2,970,531	15,461
	Coats Group plc	17,262,682	15,274
	Morgan Sindall Group plc	525,809	15,192
	Brewin Dolphin Holdings plc	3,368,507	14,957
	Kainos Group plc	726,379	14,933
	Crest Nicholson Holdings plc	3,418,503	14,860
*	Darktrace plc	2,655,429	14,711
*	Just Group plc	12,599,713	14,662
*	Provident Financial plc	3,456,709	14,659
*,1,2	Aston Martin Lagonda Global Holdings plc	900,194	14,611
*	Auction Technology Group plc	998,088	14,399
[2]	Ibstock plc	5,342,795	14,317
	Clarkson plc	319,530	14,222
	RHI Magnesita NV	307,866	14,198
	Chemring Group plc	3,798,517	14,072
[2]	Biffa plc	3,004,814	13,798
*	J D Wetherspoon plc	1,133,335	13,761
*	Firstgroup plc	9,895,715	13,628
*	Babcock International Group plc	3,324,107	13,616
*	Elementis plc	6,975,355	13,460
	FDM Group Holdings plc	912,715	13,349
	Mitie Group plc	16,305,068	13,212
	Premier Foods plc	8,130,075	12,973
*,1	Tullow Oil plc	18,859,166	12,764
	Ferrexpo plc	3,863,933	12,690
	888 Holdings plc	3,491,004	12,050
*,2	Spire Healthcare Group plc	3,722,007	11,979
*	Moonpig Group plc	2,813,329	11,954
*	Restaurant Group plc	9,184,113	11,775
	XP Power Ltd.	177,857	11,695
	Halfords Group plc	2,587,984	11,414
[2]	TI Fluid Systems plc	3,544,774	11,413
	Hilton Food Group plc	801,894	11,272
*	Mitchells & Butlers plc	3,306,976	11,221
*	Greencore Group plc	6,540,384	10,887
*,2	Trustpilot Group plc	4,253,648	10,592
	Keller Group plc	884,934	10,154
	BMO Commercial Property Trust Ltd.	6,402,992	9,894
	UK Commercial Property REIT Ltd.	8,604,847	9,516
*	Oxford Biomedica plc	830,831	9,480
	Bank of Georgia Group plc	476,193	9,424
	Wickes Group plc	3,353,314	9,267
*	Capita plc	21,364,352	9,192
*	Senior plc	4,942,669	8,947
[2]	Vivo Energy plc	4,867,434	8,710
	NCC Group plc	3,196,067	8,223
	TBC Bank Group plc	427,180	8,135
*	Marston's plc	7,395,915	8,087
	Picton Property Income Ltd.	5,540,567	7,703
*,1	Petropavlovsk plc	37,231,414	7,605
	Helical plc	1,213,818	7,081
*,1	Cineworld Group plc	13,171,272	7,077
*	Petrofac Ltd.	4,256,647	6,845

			Shares	Market Value ($000)
		AG Barr plc	972,540	6,471
*		PureTech Health plc	1,714,659	6,366
		PZ Cussons plc	2,328,249	6,074
		Hochschild Mining plc	4,239,578	5,941
*		Stagecoach Group plc	4,736,830	5,851
		Avon Protection plc	362,863	5,520
*,1		Alphawave IP Group plc	2,464,018	5,317
		Devro plc	1,694,783	5,071
*,1		AO World plc	3,645,143	4,956
*		SIG plc	8,841,484	4,926
*,3		Go-Ahead Group plc	533,209	4,783
		Hunting plc	1,591,234	4,627
*		Rank Group plc	2,078,674	4,425
[2]		CMC Markets plc	1,385,994	4,318
[2]		ContourGlobal plc	1,516,816	3,836
		CLS Holdings plc	1,227,326	3,719
[2]		Alfa Financial Software Holdings plc	1,514,265	3,408
		RHI Magnesita NV	56,249	2,594
[2]		Bakkavor Group plc	1,559,303	2,570
		Micro Focus International plc ADR	402,661	2,452
*,2		Funding Circle Holdings plc	1,525,009	1,957
*,2,3		Finablr plc	3,002,811	445
*,1,3		NMC Health plc	1,316,787	—
*,1,3		Intu Properties plc	14,406,415	—
				39,598,975
Total Common Stocks (Cost $325,404,494)				398,922,073
		Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7]	Vanguard Market Liquidity Fund (Cost $8,484,895)	0.120%	84,860,644	8,485,216
Total Investments (101.1%) (Cost $333,889,389)				407,407,289
Other Assets and Liabilities—Net (-1.1%)				(4,495,888)
Net Assets (100%)				402,911,401
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,144,540,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $11,838,747,000, representing 2.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $6,445,610,000 was received for securities on loan, of which $6,415,361,000 is held in Vanguard Market Liquidity Fund and $30,249,000 is held in cash.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	1,850	416,643	10,031
Euro Stoxx 50 Index	March 2022	22,106	1,028,914	(7,395)
FTSE 100 Index	March 2022	5,036	500,959	12,871
MSCI Emerging Market Index	March 2022	7,134	436,886	(645)
S&P ASX 200 Index	March 2022	2,438	295,974	(17,858)
S&P TSX 60 Index	March 2022	1,277	256,555	3,464
Topix Index	March 2022	3,825	631,019	(23,604)
				(23,136)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	3/16/22	AUD	347,670	USD	247,266	—	(1,401)
HSBC Bank plc	3/16/22	CAD	501,546	USD	394,881	—	(340)
Toronto-Dominion Bank	3/16/22	EUR	533,459	USD	601,861	—	(2,003)
Morgan Stanley Capital Services LLC	3/16/22	EUR	533,459	USD	600,995	—	(1,138)
Toronto-Dominion Bank	3/16/22	GBP	469,207	USD	621,739	9,140	—
HSBC Bank plc	3/16/22	INR	18,837,312	USD	247,035	4,220	—
UBS AG	3/16/22	INR	9,442,143	USD	123,912	2,028	—
Standard Chartered Bank	3/16/22	INR	4,650,608	USD	60,994	1,037	—
BNP Paribas	3/16/22	INR	4,650,608	USD	60,990	1,040	—
Royal Bank of Canada	3/16/22	JPY	89,055,033	USD	783,337	—	(9,182)
Deutsche Bank AG	3/16/22	JPY	15,000,000	USD	132,212	—	(1,816)
State Street Bank & Trust Co.	3/16/22	USD	21,869	AUD	30,303	439	—
State Street Bank & Trust Co.	3/16/22	USD	44,518	CAD	55,728	679	—
Royal Bank of Canada	3/16/22	USD	43,765	CAD	54,904	575	—
Bank of America, N.A.	3/16/22	USD	418,897	CHF	386,196	1,658	—
Goldman Sachs International	3/16/22	USD	108,715	EUR	94,816	2,097	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/16/22	USD	90,431	EUR	79,132	1,450	—
Toronto-Dominion Bank	3/16/22	USD	46,588	EUR	40,636	895	—
State Street Bank & Trust Co.	3/16/22	USD	72,187	GBP	53,147	728	—
Toronto-Dominion Bank	3/16/22	USD	36,146	GBP	26,386	668	—
HSBC Bank plc	3/16/22	USD	32,430	GBP	23,981	186	—
Royal Bank of Canada	3/16/22	USD	27,399	GBP	20,000	508	—
Toronto-Dominion Bank	3/16/22	USD	75,558	HKD	589,059	9	—
UBS AG	3/16/22	USD	77,258	JPY	8,813,965	638	—
State Street Bank & Trust Co.	3/16/22	USD	73,155	JPY	8,489,750	—	(646)
State Street Bank & Trust Co.	3/16/22	USD	47,403	JPY	5,410,860	367	—
Royal Bank of Canada	3/16/22	USD	18,720	JPY	2,172,762	—	(168)
Royal Bank of Canada	3/16/22	USD	8,327	JPY	950,000	69	—
JPMorgan Chase Bank, N.A.	3/16/22	USD	74,286	KRW	87,262,181	1,974	—
						30,405	(16,694)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Contemporary Amperex Technology Co. Ltd. Class A	8/31/22	BOANA	37,004	(0.000)[1]	374	—
FTSE China A Stock Connect CNY All Cap Index	6/17/22	JPMC	287,401	(4.148)[2]	—	(22,916)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Innolux Corp.	2/22/22	GSI	36,689	(3.897)[2]	—	(3,124)
Yang Ming Marine Transport Corp.	2/22/22	GSI	23,331	(4.897)[2]	—	(1,669)
					374	(27,709)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
At January 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $6,896,000 and cash of $5,221,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	37,145,000	1,481,454	17,810	38,644,264
Common Stocks—Other	3,916,716	356,080,451	280,642	360,277,809
Temporary Cash Investments	8,485,216	—	—	8,485,216
Total	49,546,932	357,561,905	298,452	407,407,289

Derivative Financial Instruments
Assets
Futures Contracts[1]	26,366	—	—	26,366
Forward Currency Contracts	—	30,405	—	30,405
Swap Contracts	—	374	—	374
Total	26,366	30,779	—	57,145
Liabilities
Futures Contracts[1]	49,502	—	—	49,502
Forward Currency Contracts	—	16,694	—	16,694
Swap Contracts	—	27,709	—	27,709
Total	49,502	44,403	—	93,905
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	798,368	—	—	—	(15,602)	7,533	—	782,766
Vanguard Market Liquidity Fund	9,870,433	NA1	NA1	(826)	(204)	819	95	8,485,216
Total	10,668,801	—	—	(826)	(15,806)	8,352	95	9,267,982
1	Not applicable—purchases and sales are for temporary cash investment purposes.